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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/15

Item 1. Report to Stockholders.

Annual Report to Shareholders	August 31, 2015

Cash Management Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objectives and Strategies

5 Fund Composition by Maturity

7 Schedules of Investments

37 Financial Statements

42 Notes to Financial Statements

54 Financial Highlights

55 Auditor’s Report

56 Fund Expenses

57 Approval of Investment Advisory and Sub-Advisory Contracts

61 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2015. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Economic prospects for the US economy continued to improve over the last year and the US Federal Reserve (the Fed) maintained its zero interest rate policy which limited money market fund yields to near zero. Employment in the US continued its sixth year of improvement as the unemployment rate reached its lowest level since 2008[1], and US economic growth remained relatively stable at 2.7% for the year ended June 30, 2015.[2] These positive economic data convinced many that the need for rates near zero, initially implemented as an emergency accommodation in 2008, had diminished and the Fed may consider raising interest rates. However, a number of factors had kept the Fed at bay. These factors included stubbornly low US inflation and concerns about slower growth in emerging markets and China, and their potential impact on financial markets.

Since last year, some short-term yields have risen due to the belief the Fed might raise rates. For example, the 12 month US Treasury bill yielded 0.38% on August 31, 2015, up from 0.09% a year earlier.[3] Similarly, the three month US dollar Libor increased 9.5 basis points to 0.33% over the reporting period.[3] (A basis point is one one-hundredth of a percentage point.)

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. In April 2015, Invesco Global Liquidity did announce our intentions not to implement liquidity fees and redemption gates in our government money market funds when reform is fully implemented. Additionally, our government money market funds already comply with the new requirement that at least 99.5% of these funds be invested in cash, government securities and repurchase agreements backed by government securities.

We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies. Invesco Global Liquidity currently plans to offer a similar suite of solutions post reform.

Invesco Global Liquidity

For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: Bureau of Economic Analysis
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Cash Management Class data as of 8/31/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	17 - 41 days	17 days	65 days	$458.0 million
STIC Prime	9 - 18 days	11 days	13 days	483.5 million
Treasury	37 - 62 days	38 days	85 days	5.3 billion
Government & Agency	31 - 53 days	44 days	95 days	222.8 million
Government TaxAdvantage	22 - 54 days	42 days	70 days	45.0 million
Tax-Free Cash Reserve	18 - 53 days	26 days	28 days	51.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that pay interest which is excluded from gross income for federal income tax purposes and do not produce income that will be considered an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/15
	Liquid Assets Portfolio 1-14, 17-19	STIC Prime Portfolio 1-13, 16-19	Treasury Portfolio 2, 7-11, 13, 15, 17, 19	Government & Agency Portfolio 2, 7-11, 13, 15, 17, 19	Government TaxAdvantage Portfolio 2, 7-11, 13, 17, 19	Tax-Free Cash Reserve Portfolio 1-13, 17-19
1 - 7	42.2%	65.4%	63.7%	43.4%	12.9%	87.7%
8 - 30	11.6	12.8	4.6	3.5	48.8	0.3
31 - 60	19.3	21.8	4.1	6.5	0.0	1.2
61 - 90	1.4	0.0	2.4	9.0	5.1	0.3
91 - 180	16.0	0.0	8.5	23.4	19.3	4.3
181+	9.5	0.0	16.7	14.2	13.9	6.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
2	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
3	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
4	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
5	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
6	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

5                         Short-Term Investments Trust                                                                                                                                                                       continued on page 6

continued from page 5

13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
15	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
16	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
17	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
18	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.
19	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

6                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–35.54%(a)
Asset-Backed Securities — Consumer Receivables–4.85%
Barton Capital LLC(b)(c)	0.25%	11/02/15	$20,000	$20,000,000
Barton Capital LLC(b)(c)	0.25%	11/02/15	50,700	50,700,000
Barton Capital LLC(b)(c)	0.26%	12/01/15	25,000	25,000,000
Barton Capital LLC(b)(c)	0.26%	11/18/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.26%	12/04/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.24%	10/01/15	182,000	181,963,600
Old Line Funding, LLC(b)(c)	0.37%	01/04/16	70,000	70,000,000
Old Line Funding, LLC(b)(c)	0.37%	01/12/16	150,000	150,000,000
Old Line Funding, LLC(b)(c)	0.40%	02/22/16	74,800	74,800,000
Thunder Bay Funding, LLC(c)	0.24%	10/01/15	61,700	61,687,660
Thunder Bay Funding, LLC(c)	0.27%	10/05/15	48,056	48,043,746
Thunder Bay Funding, LLC(c)	0.28%	10/13/15	64,500	64,478,930
Thunder Bay Funding, LLC(b)(c)	0.37%	01/04/16	56,900	56,900,000
				878,573,936

Asset-Backed Securities — Fully Supported–2.35%
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.28%	11/27/15	30,000	30,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.31%	01/07/16	50,000	50,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.32%	12/16/15	25,000	25,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.35%	02/05/16	40,000	40,000,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/09/15	49,600	49,597,685
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	150,000	149,952,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	25,000	24,992,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.32%	10/08/15	57,000	57,005,323
				426,547,008

Asset-Backed Securities — Fully Supported Bank–8.79%
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/16/15	83,376	83,346,818
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/21/15	95,768	95,731,630
Atlantic Asset Securitization LLC (CEP–Credit Agricole & Investment Bank)(b)(c)(d)	0.25%	11/09/15	50,000	50,000,000
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(c)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(d)	0.25%	10/08/15	87,500	87,477,518
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.36%	12/14/15	134,800	134,800,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.37%	01/12/16	100,000	100,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.38%	02/10/16	87,500	87,500,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.28%	09/01/15	20,000	20,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/11/15	65,100	65,100,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/14/15	50,000	50,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.37%	01/08/16	96,400	96,400,000
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	60,000	59,985,833
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(c)(d)	0.25%	10/07/15	124,500	124,468,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/15/15	50,000	49,995,917
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.24%	10/19/15	20,000	19,993,600
Institutional Secured Funding LLC (Multi–CEP’s)(c)(d)	0.41%	10/05/15	25,000	24,990,320
Lexington Parker Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	84,500	84,480,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.30%	10/14/15	$60,000	$59,978,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(d)	0.22%	10/02/15	24,000	23,995,453
Mountcliff Funding LLC (Multi–CEP’s)(c)(d)	0.23%	10/01/15	75,000	74,985,625
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	20,000	20,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	60,000	60,000,000
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.22%	10/07/15	20,000	19,995,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/09/15	50,000	49,997,667
				1,593,212,155

Asset-Backed Securities — Multi-Purpose–3.07%
CAFCO, LLC(c)	0.20%	09/10/15	35,000	34,998,250
Chariot Funding, LLC(c)	0.30%	10/07/15	54,400	54,383,680
Chariot Funding, LLC(c)	0.30%	10/15/15	52,500	52,480,750
Chariot Funding, LLC(c)	0.30%	10/16/15	25,000	24,990,625
Chariot Funding, LLC(c)	0.32%	11/18/15	38,000	37,973,653
CHARTA, LLC(c)	0.20%	09/10/15	44,400	44,397,780
CHARTA, LLC(c)	0.20%	09/21/15	21,500	21,497,611
CRC Funding, LLC(c)	0.20%	09/10/15	65,000	64,996,750
Jupiter Securitization Co. LLC(c)	0.30%	10/13/15	30,000	29,989,500
Jupiter Securitization Co. LLC(c)	0.30%	10/15/15	20,000	19,992,667
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/01/15	35,000	35,000,000
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/02/15	65,000	64,999,639
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	50,000	50,000,000
				555,700,905

Diversified Banks–10.71%
BNP Paribas S.A.(d)	0.25%	09/14/15	65,000	64,994,132
Commonwealth Bank of Australia(c)(d)	0.21%	09/28/15	50,095	50,087,110
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/20/16	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/13/16	20,000	19,998,406
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/26/16	40,000	39,986,641
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/19/16	46,000	45,997,048
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/07/16	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/04/16	28,000	28,000,000
DBS Bank Ltd.(c)(d)	0.20%	09/02/15	56,200	56,199,688
DBS Bank Ltd.(c)(d)	0.21%	09/18/15	70,000	69,993,058
DBS Bank Ltd.(c)(d)	0.21%	09/21/15	57,400	57,393,303
DBS Bank Ltd.(c)(d)	0.22%	09/24/15	40,300	40,294,336
DBS Bank Ltd.(c)(d)	0.25%	10/23/15	67,900	67,875,480
ING (US) Funding LLC(d)	0.22%	09/14/15	60,000	59,995,233
ING (US) Funding LLC(d)	0.27%	09/18/15	73,700	73,690,603
J.P. Morgan Securities LLC(b)	0.38%	01/19/16	50,000	50,000,000
Mizuho Bank Ltd.(c)(d)	0.29%	10/15/15	60,000	59,979,100
Mizuho Bank Ltd.(c)(d)	0.30%	10/27/15	60,000	59,972,000
National Australia Bank Ltd.(c)(d)	0.22%	10/01/15	56,300	56,289,913
National Australia Bank Ltd.(b)(c)(d)	0.34%	01/29/16	104,750	104,750,000
Nordea Bank AB(c)(d)	0.26%	10/23/15	150,000	149,944,028
Nordea Bank AB(c)(d)	0.35%	01/05/16	66,800	66,718,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/09/15	$69,600	$69,596,752
Standard Chartered Bank(c)(d)	0.28%	09/03/15	49,000	48,999,238
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.20%	09/28/15	54,300	54,291,855
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.21%	09/18/15	50,000	49,995,042
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.22%	09/17/15	84,300	84,291,757
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/16/15	127,300	127,252,263
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/19/15	54,400	54,378,240
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/22/15	48,000	47,979,600
United Overseas Bank Ltd.(c)(d)	0.32%	11/17/15	55,800	55,761,808
Westpac Banking Corp.(b)(c)(d)	0.34%	02/08/16	35,500	35,500,000
				1,940,204,804

Industrial Conglomerates–1.29%
Danaher Corp.(c)	0.27%	10/05/15	233,000	232,940,585

Regional Banks–2.49%
ASB Finance Ltd.(c)(d)	0.29%	10/01/15	46,150	46,139,039
BNZ International Funding Ltd.(c)(d)	0.26%	09/16/15	55,400	55,393,998
BNZ International Funding Ltd.(c)(d)	0.26%	09/21/15	48,900	48,892,937
BNZ International Funding Ltd.(c)(d)	0.27%	09/08/15	55,300	55,297,151
Macquarie Bank Ltd.(c)(d)	0.28%	10/09/15	50,000	49,985,222
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/22/16	50,000	50,000,000
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/20/16	90,000	90,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.27%	09/01/15	54,600	54,600,000
				450,308,347

Soft Drinks–0.13%
Coca-Cola Co. (The)(c)	0.21%	10/08/15	24,000	23,994,820

Specialized Finance–1.86%
CDP Financial Inc.(c)(d)	0.20%	09/02/15	20,000	19,999,889
CDP Financial Inc.(c)(d)	0.20%	09/15/15	35,000	34,997,278
Nederlandse Waterschapsbank N.V.(c)(d)	0.24%	09/04/15	150,000	149,997,000
Nederlandse Waterschapsbank N.V.(c)(d)	0.27%	11/09/15	56,600	56,570,709
Nederlandse Waterschapsbank N.V.(c)(d)	0.35%	01/04/16	75,100	75,008,733
				336,573,609
Total Commercial Paper (Cost $6,438,056,169)				6,438,056,169

Certificates of Deposit–31.62%
Bank of Montreal(d)	0.21%	09/10/15	6,900	6,900,000
Bank of Montreal(d)	0.22%	09/15/15	74,500	74,500,000
Bank of Montreal(b)(d)	0.29%	12/11/15	55,900	55,900,000
Bank of Montreal(b)(d)	0.36%	01/20/16	60,000	60,000,000
Bank of Montreal(b)(d)	0.42%	09/09/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.33%	03/09/16	56,000	56,000,000
Bank of Nova Scotia(b)(d)	0.36%	02/22/16	40,000	40,000,000
Bank of Nova Scotia(b)(d)	0.43%	09/29/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.47%	09/09/16	100,000	100,000,000
Bank of Nova Scotia(b)(d)	0.53%	02/10/16	25,000	25,013,834
Bank of Scotland(d)	0.07%	09/01/15	75,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	09/08/15	40,000	40,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Canadian Imperial Bank of Commerce(b)(d)	0.34%	01/08/16	$54,500	$54,500,000
China Construction Bank Corp.(d)	0.19%	09/08/15	50,000	50,000,000
China Construction Bank Corp.(d)	0.20%	09/01/15	57,900	57,900,000
Credit Agricole Corporate & Investment Bank(d)	0.07%	09/01/15	150,000	150,000,000
Credit Industriel et Commercial(d)	0.15%	09/01/15	162,000	162,000,000
Credit Industriel et Commercial(d)	0.15%	09/02/15	260,000	260,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(d)	0.28%	09/02/15	50,000	50,000,000
DZ Bank AG Deutsche Zentral-Genossenschafts Bank(d)	0.31%	10/06/15	50,000	50,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/01/15	63,000	63,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/11/15	65,100	65,100,000
HSBC Bank USA N.A.(b)(d)	0.34%	12/18/15	65,000	65,000,000
Industrial & Commercial Bank of China Ltd.(d)	0.19%	09/02/15	79,300	79,300,000
KBC Bank N.V.(d)	0.15%	09/01/15	314,500	314,500,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/21/15	65,000	65,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/22/15	80,000	80,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.39%	02/05/16	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.40%	01/27/16	56,600	56,600,000
Mizuho Bank Ltd.(d)	0.27%	09/22/15	52,000	52,000,000
Natixis(d)	0.07%	09/01/15	811,658	811,657,702
Nordea Bank Finland PLC(d)	0.21%	09/01/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.25%	10/23/15	51,500	51,499,628
Norinchukin Bank (The)(d)	0.20%	09/11/15	20,000	20,000,000
Norinchukin Bank (The)(d)	0.26%	09/14/15	65,100	65,100,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/08/15	55,000	55,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	10/05/15	49,200	49,200,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	10/02/15	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.24%	09/18/15	60,000	60,000,000
Rabobank Nederland(d)	0.24%	09/17/15	65,100	65,100,000
Rabobank Nederland(b)(d)	0.33%	02/04/16	80,000	80,000,000
Royal Bank of Canada(b)(d)	0.35%	02/08/16	54,500	54,500,000
Royal Bank of Canada(b)(d)	0.40%	09/02/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.07%	09/01/15	194,000	194,000,000
Standard Chartered Bank(d)	0.07%	09/01/15	100,000	100,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	70,000	70,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	50,000	50,000,000
Standard Chartered Bank(b)(d)	0.37%	12/17/15	170,500	170,500,000
Sumitomo Mitsui Banking Corp.(d)	0.26%	09/08/15	112,000	112,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.26%	09/16/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	30,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	75,000	75,000,000
Svenska Handelsbanken AB(d)	0.06%	09/01/15	194,000	194,000,000
Swedbank AB(d)	0.14%	09/01/15	157,300	157,300,000
Toronto-Dominion Bank (The)(b)(d)	0.35%	01/20/16	45,000	45,000,000
Toronto-Dominion Bank (The)(b)(d)	0.45%	08/17/16	30,000	30,000,000
Wells Fargo Bank, N.A.(b)	0.34%	01/12/16	35,000	35,000,000
Westpac Banking Corp.(d)	0.20%	09/09/15	100,000	100,000,000
Total Certificates of Deposit (Cost $5,728,171,164)				5,728,171,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–5.98%(e)
Credit Enhanced–5.93%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$515	$515,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	09/01/19	3,635	3,635,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,000	1,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	25,085	25,085,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	22,515	22,515,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,465	5,465,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.12%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	600	600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.) (f)	0.17%	07/01/38	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	22,410	22,410,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	6,645	6,645,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,250	2,250,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	19,250	19,250,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/37	16,000	16,000,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.03%	03/01/34	6,500	6,500,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/19	490	490,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	25,880	25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	6,440	6,440,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	$2,900	$2,900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	925	925,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,140	12,140,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/37	3,200	3,200,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	585	585,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,380	12,380,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.04%	11/15/35	2,690	2,690,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	9,810	9,810,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	710	710,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	8,500	8,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/25	4,300	4,300,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.02%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	780	780,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	750	750,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/35	4,645	4,645,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	06/01/29	1,320	1,320,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.11%	06/01/17	670	670,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	02/15/33	8,270	8,270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	01/01/37	3,500	3,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(f)	0.09%	05/01/36	$4,605	$4,605,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/29	500	500,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/34	3,000	3,000,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.04%	05/01/42	2,525	2,525,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.01%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	10,700	10,700,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	5,600	5,600,000
Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.01%	05/15/38	12,850	12,850,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,090	5,090,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.03%	09/01/21	725	725,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,550	14,550,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/28	3,000	3,000,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/26	3,765	3,765,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.03%	04/15/30	2,700	2,700,000
Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/37	6,900	6,900,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	07/01/27	1,300	1,300,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	4,305	4,305,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.19%	03/01/39	2,100	2,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	04/01/37	7,600	7,600,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	30,100	30,100,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,800	4,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/01/33	11,500	11,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	$1,000	$1,000,000
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.03%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	2,500	2,500,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.01%	11/01/41	5,500	5,500,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.01%	05/15/41	28,100	28,100,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/32	5,340	5,340,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	09/01/27	5,770	5,770,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	6,135	6,135,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	480	480,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/23	4,755	4,755,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,615	3,615,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	70,400	70,400,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	9,000	9,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.05%	12/01/32	3,706	3,706,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,000	1,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	28,305	28,305,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	04/01/26	3,725	3,725,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,170	1,170,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/42	300	300,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	3,345	3,345,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	08/01/29	$1,200	$1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,090	12,090,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/35	3,915	3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	12/01/27	9,600	9,600,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,894	4,894,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(f)	0.02%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	10/01/33	1,250	1,250,000
Tarrant (County of), Texas Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,475	4,475,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	6,470	6,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	16,510	16,510,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	400	400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)	0.07%	04/01/42	2,450	2,450,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/38	1,800	1,800,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.04%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,330	3,330,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/27	9,625	9,625,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	90	90,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	$22,400	$22,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	9,105	9,105,000
				1,073,477,000

Other Variable Rate Demand Notes–0.05%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.04%	09/15/24	8,520	8,520,000
Total Variable Rate Demand Notes (Cost $1,081,997,000)				1,081,997,000

Other Bonds & Notes–4.00%
Commonwealth Bank of Australia, Sr. Unsec. Notes(b)(c)(d)	1.09%	09/18/15	41,000	41,016,241
New York Life Global Funding, Sec. Notes(b)(c)	0.35%	08/05/16	73,000	73,000,070
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.40%	09/21/16	235,000	235,000,000
Unsec. Medium-Term Notes(b)	0.40%	09/19/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.53%	09/06/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $724,016,311)				724,016,311
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.14% (Cost $13,972,240,644)				13,972,240,644

			Repurchase Amount
Repurchase Agreements–22.82%(g)
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $100,000,417 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Government Sponsored Agency obligations valued at $102,000,000; 1.25%-6.00%, 10/02/19-04/20/62)	0.15%	09/01/15	100,000,417	100,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $200,000,778 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0%-4.63%, 11/12/15-08/15/43)	0.14%	09/01/15	200,000,778	200,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $250,000,833 (collateralized by U.S. Treasury obligations valued at $255,000,007; 0.25%-6.88%, 01/15/21-08/15/25)	0.12%	09/01/15	250,000,833	250,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities valued at $346,921,106; 0.03%-99.99%, 10/25/18-09/25/45)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/25/15, maturing value of $200,007,778 (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities and Foreign Corporate obligations valued at $204,456,021; 0%-7.00%, 04/25/17-09/25/55)(d)(i)	0.20%	09/01/15	200,007,778	200,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $90,000,750 (collateralized by Domestic and Foreign Corporate obligations valued at $99,000,870; 3.88%-10.00%, 02/15/16-03/01/33)(d)	0.30%	09/01/15	90,000,750	90,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, aggregate maturing value of $300,001,167 (collateralized by Domestic Agency Mortgage-backed securities valued at $306,001,678; 1.96%-4.00%, 08/01/26-10/01/42)	0.14%	09/01/15	300,001,167	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $418,000,000 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $459,800,000; 0%-27.00%, 05/25/23-11/25/57)(i)	0.47%	10/23/15	418,316,519	418,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $350,176,944 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic Non-Agency Mortgage-backed securities, U.S. Government Sponsored Agency obligations and Domestic and Foreign Corporate obligations valued at $377,862,585; 0%-14.00%, 09/27/15-08/15/96)	0.52%	10/05/15	350,176,944	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(i)	0.10%	10/27/15	$50,012,778	$50,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,000; 0%-10.20%, 09/15/15-11/15/53)(d)(i)	0.26%	09/02/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/16/15, maturing value of $150,091,000 (collateralized by Domestic and Foreign Corporate obligations valued at $157,500,000; 0%-9.88%, 01/11/16-12/15/66)(d)(i)	0.24%	09/15/15	150,091,000	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/06/15, maturing value of $150,103,500 (collateralized by Domestic Agency Mortgage-backed securities and Foreign Corporate obligations valued at $153,000,000; 0%-7.71%, 04/10/18-03/20/65)(d)(i)	0.27%	10/06/15	150,103,500	150,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	291,458,675	291,457,623
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	225,000,750	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $550,002,292 (collateralized by Domestic Agency Mortgage-backed securities valued at $561,000,000; 0.50%-8.50%, 01/25/18-08/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $600,002,500 (collateralized by Domestic Agency Mortgage-backed securities valued at $612,000,001; 3.50%, 06/01/45-07/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/04/15, maturing value of $115,143,750 (collateralized by Domestic Mortgage-backed securities, Domestic and Foreign Corporate obligations, U.S. Government Sponsored Agency obligations and Foreign and Domestic Certificates of Deposit valued at $120,188,336; 0%-9.38%, 11/06/15-02/12/51)	0.50%	09/02/15	115,143,750	115,000,000
Total Repurchase Agreements (Cost $4,134,457,623)				4,134,457,623
TOTAL INVESTMENTS(j)(k)–99.96% (Cost $18,106,698,267)				18,106,698,267
OTHER ASSETS LESS LIABILITIES–0.04%				7,517,263
NET ASSETS–100.00%				$18,114,215,530

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds

Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $5,970,798,789, which represented 32.96% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 12.9%; France: 9.4%; Japan: 6.8%; Australia: 6.4%; other countries less than 5% each: 26.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.57%
BNY Mellon Ltd.	0.07%	09/01/15	$133,000	$133,000,000
China Construction Bank Corp.(a)	0.20%	09/01/15	10,000	10,000,000
China Construction Bank Corp.(a)	0.20%	09/08/15	20,000	20,000,000
Credit Agricole Corporate & Investment Bank S.A.(a)	0.07%	09/01/15	133,000	133,000,000
Credit Industriel et Commercial(a)	0.15%	09/01/15	30,000	30,000,000
Credit Industriel et Commercial(a)	0.15%	09/02/15	50,000	50,000,000
Industrial & Commercial Bank of China Ltd.(a)	0.19%	09/02/15	12,000	12,000,000
KBC Bank N.V.(a)	0.15%	09/01/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/04/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/11/15	30,000	30,000,000
Norinchukin Bank (The)(a)	0.23%	10/13/15	30,000	30,000,000
Skandinaviska Enskilda Banken AB(a)	0.07%	09/01/15	133,000	133,000,000
Standard Chartered Bank(a)	0.07%	09/01/15	132,696	132,696,329
Sumitomo Mitsui Banking Corp.(a)	0.18%	09/01/15	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.06%	09/01/15	133,000	133,000,000
Swedbank AB(a)	0.14%	09/01/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.28%	09/01/15	10,000	10,000,000
Total Certificates of Deposit (Cost $1,031,696,329)				1,031,696,329

Commercial Paper–35.69%(c)
Asset-Backed Securities — Consumer Receivables–1.68%
Barton Capital LLC(b)(d)	0.26%	11/18/15	20,000	20,000,000
Barton Capital LLC(b)(d)	0.26%	12/01/15	25,000	25,000,000
				45,000,000

Asset-Backed Securities — Fully Supported–0.94%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(b)(d)	0.32%	10/08/15	25,000	25,002,335

Asset-Backed Securities — Fully Supported Bank–17.94%
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(a)(b)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.25%	10/08/15	50,000	49,987,153
Concord Minutemen Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/05/15	20,000	19,995,278
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/07/15	10,000	9,997,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	09/15/15	75,000	74,993,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.24%	10/19/15	25,000	24,992,000
Lexington Parker Capital Co. LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	79,000	78,999,122
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)	0.23%	10/02/15	10,000	9,998,019
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	25,000	24,999,722
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.23%	10/01/15	20,000	19,996,167
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.15%	09/01/15	50,000	50,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.19%	09/21/15	31,000	30,996,728
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.21%	09/21/15	25,000	24,997,083
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	10/01/15	10,000	9,998,250
				479,939,647

Asset-Backed Securities — Multi–Purpose–2.62%
Versailles Commercial Paper LLC(b)(d)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(d)	0.27%	10/28/15	50,000	50,000,000
				70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.39%
Toyota Motor Credit Corp.(a)	0.21%	10/09/15	$64,000	$63,985,813

Diversified Banks–2.24%
BNP Paribas S.A.(a)	0.25%	10/26/15	50,000	49,980,903
DBS Bank Ltd.(a)(d)	0.25%	10/23/15	10,000	9,996,389
				59,977,292

Industrial Conglomerates–2.80%
Danaher Corp.(d)	0.27%	10/05/15	75,000	74,980,875

Regional Banks–3.21%
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/04/15	26,000	25,999,567
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/18/15	60,000	59,994,333
				85,993,900

Specialized Finance–1.87%
Caisse des Depots et Consignations(a)(d)	0.19%	09/04/15	50,000	49,999,208
Total Commercial Paper (Cost $954,879,070)				954,879,070

Variable Rate Demand Notes–6.10%(e)
Credit Enhanced–6.10%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	2,130	2,130,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.03%	10/01/25	1,235	1,235,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	500	500,000
Derry (Township of) Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	25,715	25,715,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,450	1,450,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	10,360	10,360,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	0.15%	04/01/47	51,400	51,400,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	1,700	1,700,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.(f)	0.03%	06/01/35	5,120	5,120,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(a)(f)	0.40%	11/01/49	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	$1,600	$1,600,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	5,200	5,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	2,215	2,215,000
Total Variable Rate Demand Notes (Cost $163,080,000)				163,080,000

U.S. Government Sponsored Agency Securities–0.98%
Overseas Private Investment Corp. (OPIC)–0.98%
Unsec. Gtd. VRD COP Bonds(e)	0.15%	05/15/30	12,220	12,220,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/15/22	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/20/22	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $26,220,000)				26,220,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.34% (Cost $2,175,875,399)				2,175,875,399

			Repurchase Amount
Repurchase Agreements–18.65%(g)
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $10,000,083 (collateralized by Domestic Corporate obligations valued at $10,842,246; 1.95%-6.00%, 03/15/18-09/01/40)(a)	0.30%	09/01/15	10,000,083	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $55,041,647 (collateralized by Domestic Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $60,500,000; 0%-6.42%, 01/26/36-05/25/54)(h)	0.47%	10/23/15	55,041,647	55,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/28/15, maturing value of $25,019,583 (collateralized by a Domestic Non-Agency Mortgage-backed security valued at $27,500,001; 3.44%, 09/25/57)(h)	0.47%	10/27/15	25,019,583	25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $20,010,111 (collateralized by a Foreign Non-Agency Asset-backed security valued at $22,000,000; 0.49%, 09/10/46)(h)	0.52%	10/05/15	20,010,111	20,000,000
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(h)	0.10%	10/27/15	100,025,556	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,000; 0%-10.20%, 09/09/16-05/15/46)(a)(h)	0.26%	09/02/15	75,048,750	75,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	49,017,058	49,016,881
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	75,000,250	75,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/28/15, maturing value of $90,058,000 (collateralized by a U.S. Government Sponsored Agency obligation valued at $91,800,000; 1.85%, 05/29/20)(h)	0.40%	09/24/15	90,058,000	90,000,000
Total Repurchase Agreements (Cost $499,016,881)				499,016,881
TOTAL INVESTMENTS(i)(j)–99.99% (Cost $2,674,892,280)				2,674,892,280
OTHER ASSETS LESS LIABILITIES–0.01%				308,085
NET ASSETS–100.00%				$2,675,200,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 15.3%; Japan: 14.8%; Switzerland: 10.9%; United Kingdom: 10.8%; other countries less than 5% each: 15.7%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $833,562,182, which represented 31.16% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.56%
U.S. Treasury Bills–11.62%(a)
U.S. Treasury Bills	0.09%	09/17/15	$100,000	$99,995,889
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,997,222
U.S. Treasury Bills	0.13%	11/12/15	150,000	149,960,150
U.S. Treasury Bills	0.11%	12/31/15	150,000	149,944,542
U.S. Treasury Bills	0.13%	01/21/16	200,000	199,899,810
U.S. Treasury Bills	0.16%	02/04/16	100,000	99,932,833
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,870,000
U.S. Treasury Bills	0.23%	04/28/16	150,000	149,778,500
U.S. Treasury Bills	0.24%	04/28/16	150,000	149,767,500
U.S. Treasury Bills	0.23%	05/26/16	50,000	49,914,389
U.S. Treasury Bills	0.25%	05/26/16	200,000	199,627,778
U.S. Treasury Bills	0.26%	05/26/16	250,000	249,525,417
U.S. Treasury Bills	0.28%	06/23/16	75,000	74,830,416
U.S. Treasury Bills	0.29%	06/23/16	75,000	74,827,025
				1,847,871,471

U.S. Treasury Notes–20.94%
U.S. Treasury Floating Rate Notes(b)	0.12%	07/31/16	250,000	249,999,998
U.S. Treasury Floating Rate Notes(b)	0.10%	10/31/16	150,000	149,955,673
U.S. Treasury Floating Rate Notes(b)	0.13%	01/31/17	700,000	700,012,934
U.S. Treasury Floating Rate Notes(b)	0.13%	07/31/17	350,000	349,999,030
U.S. Treasury Notes	0.25%	09/15/15	350,000	350,015,947
U.S. Treasury Notes	0.25%	10/15/15	300,000	300,021,936
U.S. Treasury Notes	0.25%	10/31/15	85,000	85,009,871
U.S. Treasury Notes	1.25%	10/31/15	150,000	150,262,500
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,277,815
U.S. Treasury Notes	0.38%	01/31/16	245,000	245,230,421
U.S. Treasury Notes	0.38%	02/15/16	350,000	350,373,872
U.S. Treasury Notes	9.25%	02/15/16	48,000	49,980,628
U.S. Treasury Notes	0.25%	02/29/16	200,000	200,082,070
U.S. Treasury Notes	2.13%	02/29/16	50,000	50,491,396
				3,331,714,091
Total U.S. Treasury Securities (Cost $5,179,585,562)				5,179,585,562
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.56% (Cost $5,179,585,562)				5,179,585,562

			Repurchase Amount
Repurchase Agreements–67.43%(c)
Bank of Montreal, Term agreement dated 07/17/15, maturing value of $300,067,500 (collateralized by U.S. Treasury obligations valued at $306,000,056; 0.63%-8.00%, 06/30/17-05/15/45)(d)	0.09%	10/15/15	300,067,500	300,000,000
Bank of Montreal, Term agreement dated 07/22/15, maturing value of $100,020,750 (collateralized by U.S. Treasury obligations valued at $102,000,099; 0.25%-8.75%, 11/30/15-02/15/43)(d)	0.09%	10/14/15	100,020,750	100,000,000
Bank of Montreal, Term agreement dated 07/29/15, maturing value of $500,106,250 (collateralized by U.S. Treasury obligations valued at $510,000,082; 0.50%-8.00%, 09/30/16-08/15/40)(d)	0.09%	10/23/15	500,106,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 08/19/15, maturing value of $250,048,611 (collateralized by U.S. Treasury obligations valued at $255,000,084; 0.88%-8.00%, 02/28/17-05/15/25)(d)	0.14%	10/08/15	$250,048,611	$250,000,000
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $200,000,722 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-9.25%, 10/31/15-08/15/39)	0.13%	09/01/15	200,000,722	200,000,000
BMO Capital Markets Corp., Term agreement dated 05/27/15, maturing value of $250,068,750 (collateralized by U.S. Treasury obligations valued at $255,000,079; 0.38%-8.75%, 11/15/15-08/15/40)(d)	0.10%	09/04/15	250,068,750	250,000,000
BNP Paribas Securities Corp., Agreement dated 08/31/15, maturing value of $750,002,500 (collateralized by U.S. Treasury obligations valued at $765,000,054; 0%-8.75%, 09/15/15-11/15/41)	0.12%	09/01/15	750,002,500	750,000,000
BNP Paribas Securities Corp., Term agreement dated 08/12/15, maturing value of $600,045,000 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-8.75%, 03/31/16-01/15/26)(d)	0.09%	09/18/15	600,045,000	600,000,000
CIBC World Markets Corp., Agreement dated 08/31/15, maturing value of $100,000,333 (collateralized by U.S. Treasury obligations valued at $102,004,823; 0.38%-3.63%, 04/30/16-08/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Citigroup Global Markets Inc., Term agreement dated 08/12/15, maturing value of $500,058,333 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-4.75%, 02/15/16-05/15/45)(d)	0.12%	09/16/15	500,058,333	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.13%-3.63%, 01/31/20-04/15/20)	0.12%	09/01/15	500,001,667	500,000,000
Goldman, Sachs & Co., Term agreement dated 08/25/15, maturing value of $1,200,082,667 (collateralized by U.S. Treasury obligations valued at $1,224,000,015; 0%-7.50%, 09/15/15-05/15/43)(d)	0.08%	09/25/15	1,200,082,667	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $250,000,764 (collateralized by U.S. Treasury obligations valued at $255,001,182; 0.63%-3.00%, 06/30/17-11/15/44)	0.11%	09/01/15	250,000,764	250,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/15, maturing value of $700,012,250 (collateralized by U.S. Treasury obligations valued at $714,002,393; 0.13%-2.00%, 01/15/16-01/15/21)(d)	0.09%	09/02/15	700,012,250	700,000,000
ING Financial Markets, LLC, Term agreement dated 08/25/15, maturing value of $300,005,250 (collateralized by U.S. Treasury obligations valued at $306,000,180; 1.38%-1.75%, 02/28/19-05/15/23)(d)	0.09%	09/01/15	300,005,250	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/15, maturing value of $350,001,167 (collateralized by U.S. Treasury obligations valued at $357,000,040; 1.63%-5.38%, 03/31/19-02/15/31)	0.12%	09/01/15	350,001,167	350,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $600,009,333 (collateralized by U.S. Treasury obligations valued at $612,000,001; 1.75%-2.25%, 03/31/21-02/15/25)(d)	0.08%	09/02/15	600,009,333	600,000,000
Mitsubishi UFJ Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.50%, 04/15/16-02/15/45)	0.12%	09/01/15	500,001,667	500,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	176,780,914	176,780,276
Societe Generale, Term agreement dated 08/12/15, maturing value of $250,027,500 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.13%-8.75%, 02/15/18-02/15/45)(d)	0.12%	09/14/15	250,027,500	250,000,000
Societe Generale, Term agreement dated 08/17/15, maturing value of $500,055,972 (collateralized by U.S. Treasury obligations valued at $510,000,020; 0.75%-2.50%, 10/15/17-02/15/45)(d)	0.13%	09/17/15	500,055,972	500,000,000
Societe Generale, Term agreement dated 08/20/15, maturing value of $500,053,333 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.13%-8.88%, 08/15/17-02/15/41)(d)	0.12%	09/21/15	500,053,333	500,000,000
Societe Gienerale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(d)	0.10%	09/08/15	300,039,167	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	$100,000,333	$100,000,000
Wells Fargo Securities, LLC, Agreement dated 08/31/15, maturing value of $175,000,632 (collateralized by U.S. Treasury obligations valued at $178,500,076; 1.38%, 02/29/20)	0.13%	09/01/15	175,000,632	175,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	200,000,722	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/17/15, maturing value of $225,041,250 (collateralized by U.S. Treasury obligations valued at $229,500,037; 2.00%-2.63%, 11/15/20-08/31/21)(d)	0.11%	09/15/15	225,041,250	225,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/04/15, maturing value of $350,068,833 (collateralized by U.S. Treasury obligations valued at $357,000,001; 0%-3.13%, 09/03/15-02/15/43)(d)	0.12%	10/02/15	350,068,833	350,000,000
Total Repurchase Agreements (Cost $10,726,780,276)				10,726,780,276
TOTAL INVESTMENTS(e)–99.99% (Cost $15,906,365,838)				15,906,365,838
OTHER ASSETS LESS LIABILITIES–0.01%				1,972,400
NET ASSETS–100.00%				$15,908,338,238

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–58.44%
Federal Farm Credit Bank (FFCB)–12.80%
Disc. Notes(a)	0.20%	01/22/16	$15,000	$14,988,381
Disc. Notes(a)	0.22%	02/11/16	50,000	49,950,194
Unsec. Bonds(b)	0.15%	10/08/15	85,000	84,999,550
Unsec. Bonds(b)	0.15%	11/02/15	75,000	74,999,048
Unsec. Bonds(b)	0.16%	12/09/15	175,000	174,995,100
Unsec. Bonds(b)	0.16%	12/09/15	50,000	50,000,000
Unsec. Bonds(b)	0.17%	01/25/16	19,800	19,800,832
Unsec. Bonds(b)	0.17%	04/21/16	33,000	32,999,025
Unsec. Bonds(b)	0.17%	05/05/16	145,000	144,995,220
Unsec. Bonds(b)	0.16%	10/03/16	30,000	30,003,474
Unsec. Bonds(b)	0.22%	10/11/16	32,100	32,122,745
Unsec. Bonds(b)	0.25%	01/17/17	14,789	14,807,627
Unsec. Bonds(b)	0.23%	07/25/17	35,600	35,632,580
				760,293,776

Federal Home Loan Bank (FHLB)–24.52%
Unsec. Bonds(b)	0.15%	05/18/16	70,000	70,000,000
Unsec. Bonds(b)	0.15%	07/22/16	150,000	150,000,000
Unsec. Disc. Notes(a)	0.02%	09/01/15	11,708	11,708,356
Unsec. Disc. Notes(a)	0.03%	09/02/15	10,000	9,999,992
Unsec. Disc. Notes(a)	0.15%	09/18/15	4,000	3,999,712
Unsec. Disc. Notes(a)	0.15%	10/21/15	100,000	99,979,167
Unsec. Disc. Notes(a)	0.10%	11/09/15	350,000	349,936,271
Unsec. Disc. Notes(a)	0.19%	11/16/15	10,000	9,995,989
Unsec. Disc. Notes(a)	0.16%	11/20/15	5,000	4,998,278
Unsec. Disc. Notes(a)	0.11%	11/25/15	39,700	39,690,158
Unsec. Disc. Notes(a)	0.16%	12/02/15	60,000	59,976,233
Unsec. Disc. Notes(a)	0.16%	12/04/15	35,000	34,985,378
Unsec. Disc. Notes(a)	0.17%	01/06/16	98,000	97,942,956
Unsec. Disc. Notes(a)	0.22%	01/20/16	8,100	8,093,179
Unsec. Disc. Notes(a)	0.21%	01/26/16	10,000	9,991,425
Unsec. Disc. Notes(a)	0.18%	01/27/16	54,000	53,960,040
Unsec. Disc. Notes(a)	0.20%	01/27/16	7,435	7,428,887
Unsec. Disc. Notes(a)	0.18%	02/03/16	45,770	45,735,513
Unsec. Disc. Notes(a)	0.22%	02/03/16	38,650	38,613,987
Unsec. Disc. Notes(a)	0.19%	02/12/16	100,000	99,913,444
Unsec. Disc. Notes(a)	0.23%	02/19/16	15,206	15,189,387
Unsec. Disc. Notes(a)	0.23%	02/26/16	49,293	49,236,943
Unsec. Disc. Notes(a)	0.24%	03/02/16	11,234	11,220,294
Unsec. Global Bonds(b)	0.17%	09/08/15	75,000	74,999,782
Unsec. Global Bonds(b)	0.16%	10/14/15	18,500	18,500,067
Unsec. Global Bonds(b)	0.15%	08/18/16	80,000	79,996,110
				1,456,091,548

Federal Home Loan Mortgage Corp. (FHLMC)–8.24%
Unsec. Disc. Notes(a)	0.15%	09/11/15	10,000	9,999,583
Unsec. Disc. Notes(a)	0.14%	09/21/15	24,938	24,936,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.15%	10/02/15	$55,000	$54,993,133
Unsec. Disc. Notes(a)	0.14%	10/09/15	20,000	19,997,044
Unsec. Disc. Notes(a)	0.14%	11/06/15	25,000	24,993,583
Unsec. Disc. Notes(a)	0.16%	11/16/15	6,000	5,998,037
Unsec. Disc. Notes(a)	0.16%	11/23/15	5,000	4,998,213
Unsec. Disc. Notes(a)	0.15%	12/14/15	20,000	19,991,622
Unsec. Disc. Notes(a)	0.19%	01/21/16	7,500	7,494,527
Unsec. Disc. Notes(a)	0.20%	01/22/16	25,000	24,980,139
Unsec. Disc. Notes(a)	0.18%	01/29/16	28,493	28,471,631
Unsec. Disc. Notes(a)	0.19%	01/29/16	110,700	110,612,363
Unsec. Disc. Notes(a)	0.20%	01/29/16	7,023	7,017,294
Unsec. Disc. Notes(a)	0.20%	02/01/16	7,090	7,083,974
Unsec. Disc. Notes(a)	0.19%	02/19/16	50,000	49,954,875
Unsec. Disc. Notes(a)	0.21%	03/16/16	42,800	42,750,816
Unsec. Global Notes(b)	0.16%	02/18/16	35,000	34,997,514
Unsec. Global Notes(b)	0.20%	01/13/17	10,000	10,006,303
				489,276,711

Federal National Mortgage Association (FNMA)–9.71%
Unsec. Disc. Notes(a)	0.15%	09/16/15	49,250	49,246,922
Unsec. Disc. Notes(a)	0.14%	09/23/15	25,000	24,997,861
Unsec. Disc. Notes(a)	0.15%	09/23/15	22,581	22,578,964
Unsec. Disc. Notes(a)	0.14%	10/07/15	80,000	79,988,640
Unsec. Disc. Notes(a)	0.14%	10/14/15	29,100	29,095,134
Unsec. Disc. Notes(a)	0.14%	11/18/15	20,000	19,993,933
Unsec. Disc. Notes(a)	0.15%	12/01/15	15,800	15,794,009
Unsec. Disc. Notes(a)	0.20%	01/13/16	2,820	2,817,880
Unsec. Disc. Notes(a)	0.20%	01/19/16	10,000	9,992,417
Unsec. Disc. Notes(a)	0.20%	01/20/16	5,700	5,695,535
Unsec. Disc. Notes(a)	0.20%	01/21/16	10,000	9,992,111
Unsec. Disc. Notes(a)	0.19%	01/27/16	75,645	75,585,913
Unsec. Disc. Notes(a)	0.22%	02/03/16	15,000	14,985,792
Unsec. Disc. Notes(a)	0.23%	02/03/16	62,000	61,938,603
Unsec. Disc. Notes(a)	0.25%	02/10/16	70,000	69,921,250
Unsec. Disc. Notes(a)	0.21%	03/01/16	27,100	27,071,229
Unsec. Disc. Notes(a)	0.22%	03/07/16	15,000	14,982,767
Unsec. Disc. Notes(a)	0.23%	03/14/16	42,250	42,197,363
				576,876,323

Overseas Private Investment Corp. (OPIC)–3.17%
Gtd. VRD COP Bonds(c)	0.16%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	51,000	51,000,000
Gtd. VRD COP Bonds(c)	0.16%	11/15/28	100,000	100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,470,538,358)				3,470,538,358

U.S. Treasury Securities–1.77%
U.S. Treasury Notes(b) (Cost $105,005,426)	0.13%	07/31/17	105,000	105,005,426
TOTAL INVESTMENTS (excluding Repurchase Agreements)–60.21% (Cost $3,575,543,784)				3,575,543,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–39.79%(d)
BMO Capital Markets Corp., Joint agreement dated 08/31/15, aggregate maturing value of $200,000,667 (collateralized by U.S. Government Sponsored Agency obligations valued at $204,000,745; 0%-6.75%, 09/10/15-11/15/38)	0.12%	09/01/15	$100,000,334	$100,000,000
Citigroup Global Markets Inc., Joint agreement dated 08/31/15, aggregate maturing value of $250,000,903 (collateralized by U.S. Government Sponsored Agency obligations valued at $255,000,340; 0%-6.25%, 01/20/16-07/15/36)	0.13%	09/01/15	150,000,542	150,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/12/15, aggregate maturing value of $250,031,597 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $255,000,000; 0%-8.25%, 09/14/15-04/01/56)(e)	0.13%	09/16/15	200,025,278	200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,806 (collateralized by U.S. Treasury obligation valued at $510,000,083; 0.13%, 04/15/17)	0.13%	09/01/15	500,001,806	500,000,000
ING Financial Markets, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $150,000,542 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $153,001,075; 0.88%-3.50%, 02/22/17-05/15/25)	0.13%	09/01/15	100,000,361	100,000,000
ING Financial Markets, LLC, Joint term agreement dated 08/04/15, aggregate maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,004,162; 1.75%-3.75%, 05/15/23-11/15/43)(e)	0.12%	09/03/15	180,018,000	180,000,000
ING Financial Markets, LLC, Term agreement dated 08/27/15, maturing value of $200,003,111 (collateralized by U.S. Treasury obligations valued at $204,002,003; 2.50%-2.75%, 11/15/23-05/15/24)(e)	0.08%	09/03/15	200,003,111	200,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint term agreement dated 08/26/15, aggregate maturing value of $350,006,125 (collateralized by U.S. Government Sponsored Agency obligations valued at $357,000,592; 0%-3.50%, 01/04/16-03/14/33)(e)	0.09%	09/02/15	300,005,250	300,000,000
Societe Generale, Term agreement dated 07/22/15, maturing value of $200,040,000 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $204,000,082; 0%-2.64%, 01/31/17-01/15/26)(e)	0.10%	10/02/15	200,040,000	200,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	62,479,264	62,479,038
Societe Generale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(e)	0.10%	09/08/15	200,026,111	200,000,000
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	70,958,756	70,958,500
Total Repurchase Agreements (Cost $2,363,437,538)				2,363,437,538
TOTAL INVESTMENTS(f)–100.00% (Cost $5,938,981,322)				5,938,981,322
OTHER ASSETS LESS LIABILITIES–0.00%				87,552
NET ASSETS–100.00%				$5,939,068,874

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–83.08%
Federal Farm Credit Bank (FFCB)–36.12%
Disc. Notes(a)	0.01%	09/01/15	$10,000	$10,000,000
Disc. Notes(a)	0.06%	09/02/15	5,000	4,999,992
Disc. Notes(a)	0.06%	09/21/15	10,788	10,787,640
Disc. Notes(a)	0.16%	12/03/15	5,000	4,997,933
Disc. Notes(a)	0.21%	01/14/16	1,648	1,646,733
Disc. Notes(a)	0.23%	02/12/16	5,000	4,994,875
Disc. Notes(a)	0.23%	03/24/16	5,000	4,993,594
Unsec. Bonds	4.88%	12/16/15	1,000	1,013,499
Unsec. Bonds	2.35%	12/22/15	1,090	1,097,091
Unsec. Bonds	3.75%	01/29/16	1,000	1,014,326
Unsec. Bonds(b)	0.19%	02/10/16	2,706	2,706,129
Unsec. Bonds(b)	0.21%	04/06/16	8,000	8,001,969
Unsec. Bonds(b)	0.27%	04/20/16	4,820	4,822,810
Unsec. Bonds(b)	0.17%	05/05/16	5,000	4,999,835
Unsec. Bonds(b)	0.17%	05/06/16	4,275	4,274,794
				70,351,220

Federal Home Loan Bank (FHLB)–44.39%
Unsec. Disc. Notes(a)	0.02%	09/01/15	3,292	3,291,644
Unsec. Disc. Notes(a)	0.06%	09/02/15	1,725	1,724,997
Unsec. Disc. Notes(a)	0.07%	09/02/15	5,000	4,999,991
Unsec. Disc. Notes(a)	0.07%	09/08/15	1,000	999,986
Unsec. Disc. Notes(a)	0.06%	09/09/15	5,000	4,999,939
Unsec. Disc. Notes(a)	0.07%	09/11/15	2,850	2,849,945
Unsec. Disc. Notes(a)	0.06%	09/15/15	5,200	5,199,879
Unsec. Disc. Notes(a)	0.06%	09/18/15	35,056	35,055,061
Unsec. Disc. Notes(a)	0.06%	09/21/15	12,129	12,128,596
Unsec. Disc. Notes(a)	0.08%	09/23/15	5,217	5,216,761
Unsec. Disc. Notes(a)	0.07%	09/24/15	5,000	4,999,776
Unsec. Disc. Notes(a)	0.16%	11/12/15	5,000	4,998,450
				86,465,025

Tennessee Valley Authority (TVA)–2.57%
Sr. Unsec. Disc. Notes(a)	0.07%	09/08/15	5,000	4,999,932
Total U.S. Government Sponsored Agency Securities (Cost $161,816,177)				161,816,177

U.S. Treasury Securities–16.68%
U.S. Treasury Bills–8.98%(a)
U.S. Treasury Bills	0.15%	09/17/15	7,500	7,499,500
U.S. Treasury Bills	0.18%	12/31/15	5,000	4,997,059
U.S. Treasury Bills	0.14%	01/28/16	5,000	4,997,061
				17,493,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–7.70%
U.S. Treasury Notes	0.25%	10/31/15	$5,000	$5,000,529
U.S. Treasury Notes	0.25%	11/30/15	5,000	5,001,760
U.S. Treasury Notes	0.38%	01/31/16	5,000	5,005,316
				15,007,605
Total U.S. Treasury Securities (Cost $32,501,225)				32,501,225
TOTAL INVESTMENTS(c)–99.76% (Cost $194,317,402)				194,317,402
OTHER ASSETS LESS LIABILITIES–0.24%				466,017
NET ASSETS–100.00%				$194,783,419

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.50%
Alabama–5.39%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	$12,000	$12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	04/01/28	10,000	10,000,000
				32,000,000

Arizona–1.17%
Salt River Project Agricultural Improvement and Power District ; Series 2009 B, Electric System RB	4.00%	01/01/16	2,150	2,177,099
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/37	4,750	4,750,000
				6,927,099

California–4.08%
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/16	16,700	16,700,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/16	7,450	7,523,296
				24,223,296

Colorado–4.58%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/34	2,000	2,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/24	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.14%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.13%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,695	3,695,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,210,000

Delaware–0.93%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/36	2,850	2,850,000
				5,545,000

District of Columbia–0.30%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	01/01/29	1,777	1,777,000

Florida–4.85%
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)(a)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.04%	11/15/35	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(d)(e)(f)	0.04%	04/01/17	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	11/01/36	2,400	2,400,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/32	13,815	13,815,000
				28,790,000

Georgia–0.87%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/16	1,000	1,027,960
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/20	1,000	1,000,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/16	1,375	1,428,440
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/20	1,700	1,700,000
				5,156,400

Illinois–6.49%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.10%	10/01/17	600	600,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)	0.02%	06/01/40	2,245	2,245,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.09%	09/01/24	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.11%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/29	1,170	1,170,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	02/15/33	2,355	2,355,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.09%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/34	1,200	1,200,000
				38,545,000

Indiana–2.96%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	7,450	7,450,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.01%	05/15/38	1,150	1,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Northwest Allen School Building Corp.; Series 2014, Ref. & Improvement First Mortgage RB	4.00%	01/15/16	$1,370	$1,389,494
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/19	680	680,000
				17,569,494

Iowa–0.34%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kansas–1.63%
Olathe (City of); Series 226, Improvement Unlimited Tax GO Bonds	5.00%	10/01/15	850	853,299
Wichita (City of);
Series 272, Unlimited Tax GO Temporary Notes	1.00%	10/15/15	4,350	4,354,515
Series 272, Unlimited Tax GO Temporary Notes	2.00%	04/15/16	4,400	4,447,833
				9,655,647

Kentucky–4.12%
Boyle (County of) (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	06/01/37	8,800	8,800,000
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	326,489
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,812,894
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	8,005	8,005,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,530	4,530,000
				24,474,383

Louisiana–0.19%
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/16	1,110	1,144,179

Maryland–3.90%
Baltimore (City of) (Mayor & City Council); Series 2013 B, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	10/15/15	1,000	1,005,878
Baltimore (County of); Series 2010 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	11/01/15	1,125	1,133,941
Maryland (State of) (State & Local Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/16	925	946,925
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/41	7,885	7,885,000
Prince George’s (County of); Series 2011 B, Ref. Consolidate Public Improvement Limited Tax GO Bonds	5.00%	09/15/15	1,900	1,903,546
				23,135,290

Massachusetts–1.60%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/38	4,585	4,585,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,935	4,935,000
				9,520,000

Michigan–2.79%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	5,890	5,890,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/31	5,405	5,405,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	$5,280	$5,280,000
				16,575,000

Minnesota–2.56%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	04/01/37	3,235	3,235,000
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/25	300	300,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	5,520	5,520,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	790,000
				15,215,000

Missouri–5.21%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	4,900	4,900,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	15,400	15,400,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/27	9,170	9,170,000
				30,930,000

New Hampshire–0.61%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	3,625	3,625,000

New York–5.44%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	8,200	8,200,000
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	9,600	9,600,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(a)	0.01%	11/01/41	6,200	6,200,000
				32,330,000

North Carolina–4.61%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/37	9,300	9,300,000
Durham (County of); Series 2010 A, Ref. Unlimited Tax GO Bonds	5.00%	11/01/15	800	806,392
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/16	860	889,710
Guilford (County of);
Series 2009 A, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	1,850	1,886,783
Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/16	2,350	2,405,829
Mecklenburg (County of);
Series 2005 C, Unlimited Tax GO Bonds	5.00%	02/01/16	1,125	1,147,297
Series 2008 B, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	850	866,917
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/17	2,335	2,335,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	3,560	3,560,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Raleigh (City of);
Series 2006 A, Combined Enterprise System RB	5.00%	03/01/16	$1,150	$1,177,572
Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/16	2,950	3,032,485
				27,407,985

Ohio–4.38%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,700	1,700,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	01/01/37	9,000	9,000,000
Cuyahoga (County of); Series 2012 A, Ref. Capital Improvement Limited Tax GO Bonds	3.00%	12/01/15	1,350	1,359,410
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.04%	12/01/21	7,525	7,525,000
Franklin (County of) (OhioHealth Corp.); Series 2011 C, Ref. Floating Rate Hospital Facilities RB(g)(h)	0.06%	06/01/16	2,900	2,900,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,510	3,510,000
				25,994,410

Oklahoma–0.15%
Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/16	900	903,642

Oregon–1.10%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	06/01/37	6,550	6,550,000

Pennsylvania–3.24%
Fayette (County of) Hospital Facilities Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	09/01/18	1,420	1,420,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/30	785	785,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/28	3,920	3,920,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	08/15/31	2,990	2,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	2,650	2,650,000
				19,225,000

South Carolina–0.08%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	490	490,000

Tennessee–1.28%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	07/15/36	7,575	7,575,000

Texas–6.57%
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/16	1,260	1,290,430
Collin (County of); Series 2015, Ref. Unlimited Tax GO Road Bonds	2.00%	02/15/16	5,105	5,146,402
Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	02/15/16	800	817,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (City of);
Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/16	$1,550	$1,583,674
Series 2012, Ref. Limited Tax GO Bonds	4.00%	02/15/16	1,950	1,983,256
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/16	2,200	2,216,955
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/16	1,020	1,036,921
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/50	3,500	3,500,000
Tarrant County Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant Regional Water District;
Series 2012 A, Ref. & Improvement Water Control RB	5.00%	03/01/16	3,500	3,583,227
Series 2012, Ref. & Improvement Water RB	5.00%	03/01/16	1,130	1,156,650
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	1,500	1,500,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/16	1,970	2,001,294
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,380	11,380,000
				39,046,146

Utah–1.85%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	09/01/32	11,000	11,000,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/38	11,705	11,705,000

Virginia–6.02%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/47	24,100	24,100,000
Fairfax (County of); Series 2013 A, Public Improvement Unlimited Tax Go Bonds	4.00%	10/01/15	770	772,413
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Redevelopment & Housing Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/30	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	12/01/19	400	400,000
				35,772,413

Washington–3.09%
Spokane (County of); Series 2011, Ref. Limited Tax GO Bonds	5.00%	12/01/15	1,730	1,750,691
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/43	6,000	6,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				18,330,691

West Virginia–0.81%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	4,800	4,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–4.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	10/01/42	$2,410	$2,410,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	08/15/34	4,800	4,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/37	9,095	9,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	05/01/30	7,545	7,545,000
				25,805,000
TOTAL INVESTMENTS(i)(j)–99.50% (Cost $590,953,075)				590,953,075
OTHER ASSETS LESS LIABILITIES–0.50%				2,964,833
NET ASSETS–100.00%				$593,917,908

Investment Abbreviations:

BHAC	– Bershire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 7.8%; other countries less than 5% each: 13.3%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $11,792,000, which represented 1.99% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Principal and/or interest payments are secured by the bound insurance company listed.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	7.3%
Wells Fargo Bank, N.A.	7.1
Federal National Mortgage Association	7.0
TD Bank, N.A.	6.9
U.S. Bank, N.A.	6.9
Federal Home Loan Mortgage Corp.	6.9
JPMorgan Chase Bank, N.A.	6.8
Northern Trust Co.	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$13,972,240,644	$2,175,875,399	$5,179,585,562	$3,575,543,784	$194,317,402	$590,953,075
Repurchase agreements, at value and cost	4,134,457,623	499,016,881	10,726,780,276	2,363,437,538	—	—
Total investments, at value and cost	18,106,698,267	2,674,892,280	15,906,365,838	5,938,981,322	194,317,402	590,953,075
Cash	—	—	—	—	504,166	571,947
Receivable for:
Investments sold	7,576,143	350,000	—	—	—	2,735,006
Interest	2,619,624	175,698	2,728,879	248,057	30,823	704,351
Fund expenses absorbed	291,288	259,652	1,058,340	570,531	12,273	72,680
Investment for trustee deferred compensation and retirement plans	3,348,401	960,550	1,973,124	893,431	122,855	342,088
Other assets	35,221	156,425	54,593	247,732	21,726	67,939
Total assets	18,120,568,944	2,676,794,605	15,912,180,774	5,940,941,073	195,009,245	595,447,086

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	1,048,793
Dividends	1,744,731	164,289	268,573	209,270	4,631	5,133
Accrued fees to affiliates	477,492	259,339	1,092,099	576,126	45,108	43,890
Accrued trustees’ and officer’s fees and benefits	42,047	7,748	31,175	14,004	3,829	3,902
Accrued operating expenses	89,364	34,613	84,737	—	30,966	27,054
Trustee deferred compensation and retirement plans	3,999,780	1,128,251	2,365,952	1,072,799	141,292	400,406
Total liabilities	6,353,414	1,594,240	3,842,536	1,872,199	225,826	1,529,178
Net assets applicable to shares outstanding	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

Net assets consist of:
Shares of beneficial interest	$18,111,670,795	$2,674,327,187	$15,908,422,009	$5,938,978,534	$194,810,910	$594,067,664
Undistributed net investment income	2,468,855	872,234	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	75,880	944	(62,497)	116,517	(18,445)	(44,801)
	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$15,974,125,875	$1,764,661,802	$7,850,083,884	$4,219,859,559	$105,550,474	$456,026,976
Private Investment Class	$283,476,166	$162,216,094	$461,131,133	$422,563,920	$5,984,129	$30,469,392
Personal Investment Class	$115,409,525	$117,573,235	$162,054,299	$37,167,875	$1,955,267	$3,623,759
Cash Management Class	$458,001,430	$483,595,041	$5,304,331,193	$222,852,784	$45,026,265	$51,017,729
Reserve Class	$156,215,892	$50,400,453	$35,604,084	$307,528,639	$5,875,967	$21,774,598
Resource Class	$72,685,807	$19,710,320	$324,480,435	$97,907,489	$2,371,907	$4,526,466
Corporate Class	$1,054,300,835	$77,043,420	$1,770,653,210	$631,188,608	$28,019,410	$26,478,988

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,971,876,468	1,764,653,525	7,849,769,272	4,219,715,207	105,542,132	455,997,383
Private Investment Class	283,434,406	162,215,304	461,111,138	422,549,208	5,983,300	30,467,302
Personal Investment Class	115,392,804	117,572,679	162,047,524	37,166,600	1,955,011	3,623,525
Cash Management Class	457,942,326	483,592,854	5,304,100,562	222,842,230	45,020,316	51,014,417
Reserve Class	156,193,914	50,400,202	35,602,695	307,517,844	5,875,100	21,773,143
Resource Class	72,675,318	19,710,227	324,466,582	97,904,306	2,371,594	4,526,175
Corporate Class	1,054,155,056	77,043,036	1,770,575,066	631,169,848	28,010,030	26,477,274
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$43,873,621	$4,784,782	$13,530,040	$5,711,935	$163,966	$489,717

Expenses:
Advisory fees	29,658,191	4,285,409	25,312,289	5,443,544	410,375	1,562,079
Administrative services fees	1,073,164	551,402	986,246	643,306	50,000	180,889
Custodian fees	133,057	26,605	107,064	2,061	6,613	7,107
Distribution fees:
Private Investment Class	1,563,478	745,974	2,467,964	1,912,238	53,717	154,350
Personal Investment Class	1,032,465	892,926	1,143,100	307,756	23,067	23,378
Cash Management Class	530,042	457,941	6,890,829	640,444	31,209	60,143
Reserve Class	1,466,620	230,896	785,905	3,171,604	17,728	266,151
Resource Class	243,809	51,845	685,988	239,311	7,483	11,057
Corporate Class	290,756	25,994	463,834	119,381	8,695	9,198
Transfer agent fees	1,728,297	257,125	1,518,737	489,919	18,375	59,044
Trustees’ and officers’ fees and benefits	417,761	93,166	317,742	125,493	24,974	41,553
Registration and filing fees	107,223	93,127	101,274	117,542	75,611	78,992
Professional services fees	192,580	63,407	170,115	3,715	45,941	48,529
Other	474,738	128,358	366,321	8,254	47,670	50,894
Total expenses	38,912,181	7,904,175	41,317,408	13,224,568	821,458	2,553,364
Less: Fees waived	(9,907,954)	(5,712,884)	(31,107,783)	(9,254,473)	(809,664)	(2,384,497)
Net expenses	29,004,227	2,191,291	10,209,625	3,970,095	11,794	168,867
Net investment income	14,869,394	2,593,491	3,320,415	1,741,840	152,172	320,850

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	164,146	944	(62,497)	116,517	5,675	17,500
Net increase in net assets resulting from operations	$15,033,540	$2,594,435	$3,257,918	$1,858,357	$157,847	$338,350

*	Includes net gains from securities sold to affiliates of $354 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2015 and 2014

	Liquid Assets Portfolio		STIC Prime Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$14,869,394	$12,803,743	$2,593,491	$2,193,860
Net realized gain	164,146	63,379	944	1,229
Net increase in net assets resulting from operations	15,033,540	12,867,122	2,594,435	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(14,147,500)	(12,173,578)	(1,854,672)	(1,525,734)
Private Investment Class	(30,767)	(59,123)	(132,350)	(128,606)
Personal Investment Class	(13,561)	(25,537)	(110,282)	(76,487)
Cash Management Class	(77,398)	(135,722)	(376,417)	(320,316)
Reserve Class	(14,433)	(25,611)	(18,513)	(16,998)
Resource Class	(12,035)	(15,843)	(20,138)	(43,810)
Corporate Class	(573,700)	(368,329)	(81,119)	(81,909)
Total distributions from net investment income	(14,869,394)	(12,803,743)	(2,593,491)	(2,193,860)

Share transactions–net:
Institutional Class	(2,640,861,091)	(67,247,031)	(148,752,146)	(99,103,915)
Private Investment Class	(61,736,842)	(24,844,066)	10,083,327	(14,479,604)
Personal Investment Class	(65,018,703)	24,398,104	(40,437,932)	59,098,398
Cash Management Class	(226,421,761)	(59,852,006)	29,823,610	2,580,751
Reserve Class	(23,801,101)	4,184,305	34,768,990	(623,024)
Resource Class	(62,863,904)	66,736,972	(12,328,636)	5,028,181
Corporate Class	383,540,344	(825,819,584)	17,489,399	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	(2,697,163,058)	(882,443,306)	(109,353,388)	(56,467,256)
Net increase (decrease) in net assets	(2,696,998,912)	(882,379,927)	(109,352,444)	(56,466,027)

Net assets:
Beginning of year	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of year*	$18,114,215,530	$20,811,214,442	$2,675,200,365	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,234	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Treasury Portfolio		Government & Agency Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$3,320,415	$2,729,391	$1,741,840	$1,247,013
Net realized gain (loss)	(62,497)	32,718	116,517	—
Net increase in net assets resulting from operations	3,257,918	2,762,109	1,858,357	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(1,478,709)	(1,082,321)	(1,159,579)	(753,997)
Private Investment Class	(102,223)	(79,068)	(126,468)	(72,161)
Personal Investment Class	(29,788)	(19,074)	(12,667)	(8,365)
Cash Management Class	(1,317,452)	(1,172,594)	(167,941)	(179,138)
Reserve Class	(11,073)	(18,855)	(108,700)	(55,996)
Resource Class	(68,891)	(55,606)	(38,869)	(23,566)
Corporate Class	(312,279)	(301,873)	(127,616)	(153,790)
Total distributions from net investment income	(3,320,415)	(2,729,391)	(1,741,840)	(1,247,013)

Share transactions–net:
Institutional Class	369,868,233	58,765,206	891,380,297	(1,111,110,237)
Private Investment Class	(63,444,289)	(58,439,851)	75,509,267	(11,338,446)
Personal Investment Class	(350,960)	30,524,234	(3,981,249)	(7,551,337)
Cash Management Class	(2,293,402,486)	1,370,912,651	(247,006,196)	(165,138,879)
Reserve Class	(151,761,502)	81,136,489	(3,594,120)	21,944,465
Resource Class	(49,445,822)	45,530,106	(6,672,798)	(39,758,492)
Corporate Class	346,906,945	(1,413,383,229)	(28,642,460)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(1,841,629,881)	115,045,606	676,992,741	(1,488,674,936)
Net increase (decrease) in net assets	(1,841,692,378)	115,078,324	677,109,258	(1,488,674,936)

Net assets:
Beginning of year	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of year*	$15,908,338,238	$17,750,030,616	$5,939,068,874	$5,261,959,616
* Includes accumulated undistributed net investment income	$(21,274)	$56,734	$(26,177)	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$152,172	$135,470	$320,850	$345,391
Net realized gain (loss)	5,675	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	157,847	111,349	338,350	361,268

Distributions to shareholders from net investment income:
Institutional Class	(109,398)	(81,011)	(243,361)	(241,289)
Private Investment Class	(5,768)	(8,257)	(14,944)	(17,356)
Personal Investment Class	(2,191)	(1,572)	(1,433)	(1,785)
Cash Management Class	(25,467)	(26,162)	(29,656)	(45,564)
Reserve Class	(1,334)	(413)	(13,465)	(13,233)
Resource Class	(3,530)	(1,791)	(2,416)	(3,510)
Corporate Class	(4,484)	(16,264)	(15,575)	(22,654)
Total distributions from net investment income	(152,172)	(135,470)	(320,850)	(345,391)

Share transactions–net:
Institutional Class	(22,147,472)	(616,846,807)	(68,021,232)	7,856,398
Private Investment Class	(9,595,904)	(4,455,605)	(3,807,802)	(18,170,589)
Personal Investment Class	(1,843,611)	(2,396,213)	(98,681)	(1,058,536)
Cash Management Class	(3,080,076)	16,549,522	(9,705,701)	(47,204,841)
Reserve Class	5,171,160	(591,737)	(5,865,164)	(5,165,485)
Resource Class	(1,336,302)	(1,482,686)	(989,440)	(2,779,701)
Corporate Class	(22,499,992)	50,500,004	(5,044,078)	71,486
Net increase (decrease) in net assets resulting from share transactions	(55,332,197)	(558,723,522)	(93,532,098)	(66,451,268)
Net increase (decrease) in net assets	(55,326,522)	(558,747,643)	(93,514,598)	(66,435,391)

Net assets:
Beginning of year	250,109,941	808,857,584	687,432,506	753,867,897
End of year*	$194,783,419	$250,109,941	$593,917,908	$687,432,506
* Includes accumulated undistributed net investment income	$(9,046)	$(1,690)	$(104,955)	$(88,667)
Notes to Financial Statements

August 31, 2015

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

42                         Short-Term Investments Trust

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

43                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term.

44                         Short-Term Investments Trust

For the year ended August 31, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,910,905	$—
STIC Prime Portfolio	1,442,717	1,865,694
Treasury Portfolio	5,143,480	13,526,682
Government & Agency Portfolio	—	2,863,738
Government TaxAdvantage Portfolio	410,375	257,390
Tax-Free Cash Reserve Portfolio	362,285	1,497,935

Voluntary fee waivers for the year ended August 31, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$716,898	$661,407	$89,718	$1,170,992	$160,650	N/A
STIC Prime Portfolio	447,391	654,640	365,818	200,857	41,424	$25,865
Treasury Portfolio	1,480,778	838,273	5,512,663	683,737	548,791	463,834
Government & Agency Portfolio	1,147,343	225,688	512,355	2,759,296	191,449	119,381
Government TaxAdvantage Portfolio	26,859	16,916	24,967	15,423	5,986	8,695
Tax-Free Cash Reserve Portfolio	77,175	17,143	48,114	231,552	8,845	9,198

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$625,391	$275,324	$106,008	$190,661	N/A	N/A
STIC Prime Portfolio	298,390	238,114	91,588	30,017	$10,369	N/A
Treasury Portfolio	987,186	304,827	1,378,166	102,168	137,198	N/A
Government & Agency Portfolio	764,895	82,068	128,089	412,309	47,862	N/A
Government TaxAdvantage Portfolio	26,858	6,151	6,242	2,305	1,497	N/A
Tax-Free Cash Reserve Portfolio	77,175	6,234	12,029	34,600	2,212	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$896,284,266	$988,974,720	$354
STIC Prime Portfolio	—	12,620,070	—
Tax-Free Cash Reserve Portfolio	843,903,483	761,328,978	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2015 and 2014:

	2015	2014
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$14,869,394	$12,803,743
STIC Prime Portfolio	2,593,491	2,193,860
Treasury Portfolio	3,320,415	2,729,391
Government & Agency Portfolio	1,741,840	1,247,013
Government TaxAdvantage Portfolio	152,172	135,470
Tax-Free Cash Reserve Portfolio	320,850	345,391

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,700,175	$531	$(4,155,971)	$—	$18,111,670,795	$18,114,215,530
STIC Prime Portfolio	2,038,293	—	(1,165,115)	—	2,674,327,187	2,675,200,365
Treasury Portfolio	2,440,443	—	(2,461,717)	(62,497)	15,908,422,009	15,908,338,238
Government & Agency Portfolio	1,207,121	—	(1,116,781)	—	5,938,978,534	5,939,068,874
Government TaxAdvantage Portfolio	135,559	—	(144,605)	(18,445)	194,810,910	194,783,419
Tax-Free Cash Reserve Portfolio	307,996	—	(412,951)	(44,801)	594,067,664	593,917,908

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2015, which expire as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2015 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$—	$—	$—
STIC Prime Portfolio	(76,484)	—	76,484
Treasury Portfolio	(78,008)	(32,718)	110,726
Government & Agency Portfolio	(66,268)	—	66,268
Government TaxAdvantage Portfolio	(7,356)	—	7,356
Tax-Free Cash Reserve Portfolio	(16,288)	—	16,288

47                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	285,396,098,619	$285,396,098,619	298,168,481,912	$298,168,481,912
Private Investment Class	1,434,632,883	1,434,632,883	1,862,580,534	1,862,580,534
Personal Investment Class	538,543,116	538,543,116	684,245,247	684,245,247
Cash Management Class	4,326,518,141	4,326,518,141	5,350,296,060	5,350,296,060
Reserve Class	1,016,989,736	1,016,989,736	1,297,208,097	1,297,208,097
Resource Class	459,622,836	459,622,836	600,648,639	600,648,639
Corporate Class	5,521,655,244	5,521,655,244	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	3,973,048	3,973,048	3,946,761	3,946,761
Private Investment Class	8,279	8,279	15,991	15,991
Personal Investment Class	11,639	11,639	22,313	22,313
Cash Management Class	31,257	31,257	69,866	69,866
Reserve Class	14,378	14,378	27,238	27,238
Resource Class	12,396	12,396	15,457	15,457
Corporate Class	225,681	225,681	165,898	165,898

Reacquired:
Institutional Class	(288,040,932,758)	(288,040,932,758)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(1,496,378,004)	(1,496,378,004)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(603,573,458)	(603,573,458)	(659,869,456)	(659,869,456)
Cash Management	(4,552,971,159)	(4,552,971,159)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(1,040,805,215)	(1,040,805,215)	(1,293,051,030)	(1,293,051,030)
Resource Class	(522,499,136)	(522,499,136)	(533,927,124)	(533,927,124)
Corporate Class	(5,138,340,581)	(5,138,340,581)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	(2,697,163,058)	$(2,697,163,058)	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,941,737,037	$5,941,737,037	5,548,259,062	$5,548,259,062
Private Investment Class	1,211,080,589	1,211,080,589	1,296,968,970	1,296,968,970
Personal Investment Class	1,182,870,259	1,182,870,259	1,958,713,324	1,958,713,324
Cash Management Class	3,144,474,982	3,144,474,982	2,679,245,356	2,679,245,356
Reserve Class	210,463,689	210,463,689	74,531,956	74,531,956
Resource Class	64,359,363	64,359,363	120,676,878	120,676,878
Corporate Class	1,149,830,507	1,149,830,507	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	454,008	454,008	377,518	377,518
Private Investment Class	56,232	56,232	45,718	45,718
Personal Investment Class	68,043	68,043	51,142	51,142
Cash Management Class	71,815	71,815	49,157	49,157
Reserve Class	14,807	14,807	17,060	17,060
Resource Class	16,256	16,256	42,179	42,179
Corporate Class	71,730	71,730	68,237	68,237

Reacquired:
Institutional Class	(6,090,943,191)	(6,090,943,191)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(1,201,053,494)	(1,201,053,494)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(1,223,376,234)	(1,223,376,234)	(1,899,666,068)	(1,899,666,068)
Cash Management	(3,114,723,187)	(3,114,723,187)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(175,709,506)	(175,709,506)	(75,172,040)	(75,172,040)
Resource Class	(76,704,255)	(76,704,255)	(115,690,876)	(115,690,876)
Corporate Class	(1,132,412,838)	(1,132,412,838)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	(109,353,388)	$(109,353,388)	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,766,462,244	$16,766,462,244	16,186,538,309	$16,186,538,309
Private Investment Class	1,901,290,280	1,901,290,280	1,918,270,498	1,918,270,498
Personal Investment Class	1,101,975,367	1,101,975,367	1,159,663,689	1,159,663,689
Cash Management Class	26,793,251,842	26,793,251,842	43,232,395,125	43,232,395,125
Reserve Class	109,204,351	109,204,351	252,917,682	252,917,682
Resource Class	329,636,954	329,636,954	807,040,285	807,040,285
Corporate Class	18,168,487,688	18,168,487,688	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	922,038	922,038	798,429	798,429
Private Investment Class	15,296	15,296	16,415	16,415
Personal Investment Class	26,774	26,774	18,911	18,911
Cash Management Class	60,767	60,767	56,720	56,720
Reserve Class	7,169	7,169	8,788	8,788
Resource Class	8,488	8,488	15,472	15,472
Corporate Class	132,198	132,198	107,134	107,134

Reacquired:
Institutional Class	(16,397,516,049)	(16,397,516,049)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,964,749,865)	(1,964,749,865)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(1,102,353,101)	(1,102,353,101)	(1,129,158,366)	(1,129,158,366)
Cash Management	(29,086,715,095)	(29,086,715,095)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(260,973,022)	(260,973,022)	(171,789,981)	(171,789,981)
Resource Class	(379,091,264)	(379,091,264)	(761,525,651)	(761,525,651)
Corporate Class	(17,821,712,941)	(17,821,712,941)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(1,841,629,881)	$(1,841,629,881)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,416,050,435	$37,416,050,435	53,908,163,991	$53,908,163,991
Private Investment Class	2,115,905,376	2,115,905,376	1,364,107,784	1,364,107,784
Personal Investment Class	134,224,028	134,224,028	152,623,485	152,623,485
Cash Management Class	5,837,371,862	5,837,371,862	9,268,718,362	9,268,718,362
Reserve Class	699,303,942	699,303,942	782,967,584	782,967,584
Resource Class	1,554,415,700	1,554,415,700	1,221,553,304	1,221,553,304
Corporate Class	4,660,748,011	4,660,748,011	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	199,188	199,188	234,710	234,710
Private Investment Class	37,056	37,056	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	33,044	33,044	58,768	58,768
Reserve Class	67,656	67,656	32,853	32,853
Resource Class	13,926	13,926	10,562	10,562
Corporate Class	55,261	55,261	102,366	102,366

Reacquired:
Institutional Class	(36,524,869,326)	(36,524,869,326)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(2,040,433,165)	(2,040,433,165)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(138,205,283)	(138,205,283)	(160,174,869)	(160,174,869)
Cash Management	(6,084,411,102)	(6,084,411,102)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(702,965,718)	(702,965,718)	(761,055,972)	(761,055,972)
Resource Class	(1,561,102,424)	(1,561,102,424)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(4,689,445,732)	(4,689,445,732)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	676,992,741	$676,992,741	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	368,612,267	$368,612,267	1,045,403,499	$1,045,403,499
Private Investment Class	71,398,479	71,398,479	142,692,873	142,692,873
Personal Investment Class	8,341,042	8,341,042	8,462,127	8,462,127
Cash Management Class	87,930,861	87,930,861	106,245,801	106,245,801
Reserve Class	14,172,451	14,172,451	973,205	973,205
Resource Class	17,934,744	17,934,744	169	169
Corporate Class	187,300,005	187,300,005	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	84,605	84,605	75,437	75,437
Private Investment Class	3,065	3,065	6,138	6,138
Cash Management Class	24,731	24,731	26,434	26,434
Reserve Class	1,197	1,197	420	420
Resource Class	3,214	3,214	1,707	1,707
Corporate Class	4,203	4,203	15,798	15,798

Reacquired:
Institutional Class	(390,844,344)	(390,844,344)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(80,997,448)	(80,997,448)	(147,154,616)	(147,154,616)
Personal Investment Class	(10,184,653)	(10,184,653)	(10,858,340)	(10,858,340)
Cash Management	(91,035,668)	(91,035,668)	(89,722,713)	(89,722,713)
Reserve Class	(9,002,488)	(9,002,488)	(1,565,362)	(1,565,362)
Resource Class	(19,274,260)	(19,274,260)	(1,484,562)	(1,484,562)
Corporate Class	(209,804,200)	(209,804,200)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(55,332,197)	$(55,332,197)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,022,223,755	$1,022,223,755	1,155,647,434	$1,155,647,434
Private Investment Class	48,653,591	48,653,591	57,873,911	57,873,911
Personal Investment Class	5,529,842	5,529,842	4,026,135	4,026,135
Cash Management Class	85,609,129	85,609,129	116,900,434	116,900,434
Reserve Class	57,041,089	57,041,089	72,340,249	72,340,249
Resource Class	2,830,839	2,830,839	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	35,799	35,799	33,173	33,173
Private Investment Class	13,990	13,990	15,789	15,789
Personal Investment Class	651	651	602	602
Cash Management Class	13,598	13,598	22,852	22,852
Reserve Class	13,480	13,480	13,494	13,494
Resource Class	2,430	2,430	3,561	3,561
Corporate Class	15,648	15,648	21,937	21,937

Reacquired:
Institutional Class	(1,090,280,786)	(1,090,280,786)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(52,475,383)	(52,475,383)	(76,060,289)	(76,060,289)
Personal Investment Class	(5,629,174)	(5,629,174)	(5,085,273)	(5,085,273)
Cash Management	(95,328,428)	(95,328,428)	(164,128,127)	(164,128,127)
Reserve Class	(62,919,733)	(62,919,733)	(77,519,228)	(77,519,228)
Resource Class	(3,822,709)	(3,822,709)	(4,591,909)	(4,591,909)
Corporate Class	(5,059,726)	(5,059,726)	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	(93,532,098)	$(93,532,098)	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$458,001	0.20	%(c)	0.27	%(c)	0.02	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	684,446	0.19		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	744,301	0.21		0.27		0.05
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	785,901	0.22		0.28		0.07
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.08	1,567,468	0.21		0.27		0.08
STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	483,595	0.07	(c)	0.29	(c)	0.10	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	453,771	0.06		0.29		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	451,190	0.11		0.29		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	358,387	0.15		0.30		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04	451,634	0.20		0.29		0.04
Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	5,304,331	0.06	(c)	0.27	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,597,812	0.04		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	6,226,819	0.09		0.28		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,929,501	0.08		0.28		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	6,379,706	0.12		0.28		0.02
Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	222,853	0.08	(c)	0.23	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	469,858	0.06		0.23		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	635,001	0.11		0.24		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	673,598	0.10		0.23		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,674,548	0.14		0.23		0.02
Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	45,026	0.00	(c)	0.43	(c)	0.08	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	48,104	0.02		0.39		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	31,553	0.06		0.30		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	33,449	0.07		0.32		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	39,369	0.11		0.36		0.03
Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	51,018	0.03	(c)	0.41	(c)	0.04	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	60,722	0.04		0.40		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	107,926	0.10		0.40		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	76,483	0.13		0.40		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	106,336	0.26		0.39		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $530,042, $457,941, $6,890,829, $640,444, $31,209 and $60,143 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Cash Management Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Cash Management Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Cash Management Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2015

Houston, Texas

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Cash Management Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/15)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.11	$1,024.10	$1.12	0.22%
STIC Prime Portfolio	1,000.00	1,000.30	0.15	1,025.05	0.15	0.03
Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.00	1,025.56	0.00	0.00
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.00	1,025.26	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. The annualized expense ratios include an adjustment for an adviser expense reimbursement in excess of expenses for the period March 1, 2015 through August 31, 2015 of $59,037 and $33,867 for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively. The annualized expense ratios excluding this adjustment would have been (0.07)% and (0.01)% for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[3]	The actual expenses paid excluding the adjustments discussed above are $(0.35) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[4]	The hypothetical expenses paid excluding the adjustments discussed above are $(0.36) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

56                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Investment Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

57                         Short-Term Investments Trust

Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one and five year periods and above the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

58                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The

Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale

59                         Short-Term Investments Trust

through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether either Fund benefits from economies of scale through contractual breakpoints in such Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing any Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the each pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements.

60                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2015:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	43.56%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.21%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	14.72%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	32,718	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company; Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Chief Executive Officer, Invesco Canada Fund Inc (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association: and Chairman, Board of Governors, Western Golf Association;	144	Chairman of the Board of Trustees, Evans Scholars Foundation; and Chairman of the Board, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
		Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc..	N/A	N/A
Lisa O. Brinkley — 1959 Chief Compliance Officer	2004

Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A., Inc.); and Chief Compliance Officer, The Invesco Funds

Formerly: Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company.

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-3 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2015

Corporate Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objectives and Strategies

5 Fund Composition by Maturity

7 Schedules of Investments

37 Financial Statements

42 Notes to Financial Statements

54 Financial Highlights

55 Auditor’s Report

56 Fund Expenses

57 Approval of Investment Advisory and Sub-Advisory Contracts

61 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2015. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Economic prospects for the US economy continued to improve over the last year and the US Federal Reserve (the Fed) maintained its zero interest rate policy which limited money market fund yields to near zero. Employment in the US continued its sixth year of improvement as the unemployment rate reached its lowest level since 2008[1], and US economic growth remained relatively stable at 2.7% for the year ended June 30, 2015.[2] These positive economic data convinced many that the need for rates near zero, initially implemented as an emergency accommodation in 2008, had diminished and the Fed may consider raising interest rates. How-ever, a number of factors had kept the Fed at bay. These factors included stubbornly low US inflation and concerns about slower growth in emerging markets and China, and their potential impact on financial markets.

Since last year, some short-term yields have risen due to the belief the Fed might raise rates. For example, the 12 month US Treasury bill yielded 0.38% on August 31, 2015, up from 0.09% a year earlier.[3] Similarly, the three month US dollar Libor increased 9.5 basis points to 0.33% over the reporting period.[3] (A basis point is one one-hundredth of a percentage point.)

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. In April 2015, Invesco Global Liquidity did announce our intentions not to implement liquidity fees and redemption gates in our government money market funds when reform is fully implemented. Additionally, our government money market funds already comply with the new requirement that at least 99.5% of these funds be invested in cash, government securities and repurchase agreements backed by government securities.

We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies. Invesco Global Liquidity currently plans to offer a similar suite of solutions post reform.

Invesco Global Liquidity

For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: Bureau of Economic Analysis
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                          Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.
■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                          Short-Term Investments Trust

Fund Data

Corporate Class data as of 8/31/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	17 - 41 days	17 days	65 days	$1.0 billion
STIC Prime	9 - 18 days	11 days	13 days	77.0 million
Treasury	37 - 62 days	38 days	85 days	1.7 billion
Government & Agency	31 - 53 days	44 days	95 days	631.1 million
Government TaxAdvantage	22 - 54 days	42 days	70 days	28.0 million
Tax-Free Cash Reserve	18 - 53 days	26 days	28 days	26.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that pay interest which is excluded from gross income for federal income tax purposes and do not produce income that will be considered an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/15
	Liquid Assets Portfolio 1-14, 17-19	STIC Prime Portfolio 1-13, 16-19	Treasury Portfolio 2, 7-11, 13, 15, 17, 19	Government & Agency Portfolio 2, 7-11, 13, 15, 17, 19	Government TaxAdvantage Portfolio 2, 7-11, 13, 17, 19	Tax-Free Cash Reserve Portfolio 1-13, 17-19
1 - 7	42.2%	65.4%	63.7%	43.4%	12.9%	87.7%
8 - 30	11.6	12.8	4.6	3.5	48.8	0.3
31 - 60	19.3	21.8	4.1	6.5	0.0	1.2
61 - 90	1.4	0.0	2.4	9.0	5.1	0.3
91 - 180	16.0	0.0	8.5	23.4	19.3	4.3
181+	9.5	0.0	16.7	14.2	13.9	6.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
2	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
3	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
4	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
5	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
6	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

5                         Short-Term Investments Trust                                                                                                                                                                       continued on page 6

continued from page 5

13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
15	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
16	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
17	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
18	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.
19	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

6                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–35.54%(a)
Asset-Backed Securities — Consumer Receivables–4.85%
Barton Capital LLC(b)(c)	0.25%	11/02/15	$20,000	$20,000,000
Barton Capital LLC(b)(c)	0.25%	11/02/15	50,700	50,700,000
Barton Capital LLC(b)(c)	0.26%	12/01/15	25,000	25,000,000
Barton Capital LLC(b)(c)	0.26%	11/18/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.26%	12/04/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.24%	10/01/15	182,000	181,963,600
Old Line Funding, LLC(b)(c)	0.37%	01/04/16	70,000	70,000,000
Old Line Funding, LLC(b)(c)	0.37%	01/12/16	150,000	150,000,000
Old Line Funding, LLC(b)(c)	0.40%	02/22/16	74,800	74,800,000
Thunder Bay Funding, LLC(c)	0.24%	10/01/15	61,700	61,687,660
Thunder Bay Funding, LLC(c)	0.27%	10/05/15	48,056	48,043,746
Thunder Bay Funding, LLC(c)	0.28%	10/13/15	64,500	64,478,930
Thunder Bay Funding, LLC(b)(c)	0.37%	01/04/16	56,900	56,900,000
				878,573,936

Asset-Backed Securities — Fully Supported–2.35%
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.28%	11/27/15	30,000	30,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.31%	01/07/16	50,000	50,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.32%	12/16/15	25,000	25,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.35%	02/05/16	40,000	40,000,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/09/15	49,600	49,597,685
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	150,000	149,952,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	25,000	24,992,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.32%	10/08/15	57,000	57,005,323
				426,547,008

Asset-Backed Securities — Fully Supported Bank–8.79%
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/16/15	83,376	83,346,818
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/21/15	95,768	95,731,630
Atlantic Asset Securitization LLC (CEP–Credit Agricole & Investment Bank)(b)(c)(d)	0.25%	11/09/15	50,000	50,000,000
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(c)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(d)	0.25%	10/08/15	87,500	87,477,518
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.36%	12/14/15	134,800	134,800,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.37%	01/12/16	100,000	100,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.38%	02/10/16	87,500	87,500,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.28%	09/01/15	20,000	20,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/11/15	65,100	65,100,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/14/15	50,000	50,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.37%	01/08/16	96,400	96,400,000
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	60,000	59,985,833
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(c)(d)	0.25%	10/07/15	124,500	124,468,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/15/15	50,000	49,995,917
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.24%	10/19/15	20,000	19,993,600
Institutional Secured Funding LLC (Multi–CEP’s)(c)(d)	0.41%	10/05/15	25,000	24,990,320
Lexington Parker Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	84,500	84,480,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.30%	10/14/15	$60,000	$59,978,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(d)	0.22%	10/02/15	24,000	23,995,453
Mountcliff Funding LLC (Multi–CEP’s)(c)(d)	0.23%	10/01/15	75,000	74,985,625
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	20,000	20,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	60,000	60,000,000
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.22%	10/07/15	20,000	19,995,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/09/15	50,000	49,997,667
				1,593,212,155

Asset-Backed Securities — Multi-Purpose–3.07%
CAFCO, LLC(c)	0.20%	09/10/15	35,000	34,998,250
Chariot Funding, LLC(c)	0.30%	10/07/15	54,400	54,383,680
Chariot Funding, LLC(c)	0.30%	10/15/15	52,500	52,480,750
Chariot Funding, LLC(c)	0.30%	10/16/15	25,000	24,990,625
Chariot Funding, LLC(c)	0.32%	11/18/15	38,000	37,973,653
CHARTA, LLC(c)	0.20%	09/10/15	44,400	44,397,780
CHARTA, LLC(c)	0.20%	09/21/15	21,500	21,497,611
CRC Funding, LLC(c)	0.20%	09/10/15	65,000	64,996,750
Jupiter Securitization Co. LLC(c)	0.30%	10/13/15	30,000	29,989,500
Jupiter Securitization Co. LLC(c)	0.30%	10/15/15	20,000	19,992,667
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/01/15	35,000	35,000,000
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/02/15	65,000	64,999,639
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	50,000	50,000,000
				555,700,905

Diversified Banks–10.71%
BNP Paribas S.A.(d)	0.25%	09/14/15	65,000	64,994,132
Commonwealth Bank of Australia(c)(d)	0.21%	09/28/15	50,095	50,087,110
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/20/16	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/13/16	20,000	19,998,406
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/26/16	40,000	39,986,641
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/19/16	46,000	45,997,048
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/07/16	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/04/16	28,000	28,000,000
DBS Bank Ltd.(c)(d)	0.20%	09/02/15	56,200	56,199,688
DBS Bank Ltd.(c)(d)	0.21%	09/18/15	70,000	69,993,058
DBS Bank Ltd.(c)(d)	0.21%	09/21/15	57,400	57,393,303
DBS Bank Ltd.(c)(d)	0.22%	09/24/15	40,300	40,294,336
DBS Bank Ltd.(c)(d)	0.25%	10/23/15	67,900	67,875,480
ING (US) Funding LLC(d)	0.22%	09/14/15	60,000	59,995,233
ING (US) Funding LLC(d)	0.27%	09/18/15	73,700	73,690,603
J.P. Morgan Securities LLC(b)	0.38%	01/19/16	50,000	50,000,000
Mizuho Bank Ltd.(c)(d)	0.29%	10/15/15	60,000	59,979,100
Mizuho Bank Ltd.(c)(d)	0.30%	10/27/15	60,000	59,972,000
National Australia Bank Ltd.(c)(d)	0.22%	10/01/15	56,300	56,289,913
National Australia Bank Ltd.(b)(c)(d)	0.34%	01/29/16	104,750	104,750,000
Nordea Bank AB(c)(d)	0.26%	10/23/15	150,000	149,944,028
Nordea Bank AB(c)(d)	0.35%	01/05/16	66,800	66,718,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/09/15	$69,600	$69,596,752
Standard Chartered Bank(c)(d)	0.28%	09/03/15	49,000	48,999,238
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.20%	09/28/15	54,300	54,291,855
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.21%	09/18/15	50,000	49,995,042
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.22%	09/17/15	84,300	84,291,757
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/16/15	127,300	127,252,263
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/19/15	54,400	54,378,240
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/22/15	48,000	47,979,600
United Overseas Bank Ltd.(c)(d)	0.32%	11/17/15	55,800	55,761,808
Westpac Banking Corp.(b)(c)(d)	0.34%	02/08/16	35,500	35,500,000
				1,940,204,804

Industrial Conglomerates–1.29%
Danaher Corp.(c)	0.27%	10/05/15	233,000	232,940,585

Regional Banks–2.49%
ASB Finance Ltd.(c)(d)	0.29%	10/01/15	46,150	46,139,039
BNZ International Funding Ltd.(c)(d)	0.26%	09/16/15	55,400	55,393,998
BNZ International Funding Ltd.(c)(d)	0.26%	09/21/15	48,900	48,892,937
BNZ International Funding Ltd.(c)(d)	0.27%	09/08/15	55,300	55,297,151
Macquarie Bank Ltd.(c)(d)	0.28%	10/09/15	50,000	49,985,222
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/22/16	50,000	50,000,000
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/20/16	90,000	90,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.27%	09/01/15	54,600	54,600,000
				450,308,347

Soft Drinks–0.13%
Coca-Cola Co. (The)(c)	0.21%	10/08/15	24,000	23,994,820

Specialized Finance–1.86%
CDP Financial Inc.(c)(d)	0.20%	09/02/15	20,000	19,999,889
CDP Financial Inc.(c)(d)	0.20%	09/15/15	35,000	34,997,278
Nederlandse Waterschapsbank N.V.(c)(d)	0.24%	09/04/15	150,000	149,997,000
Nederlandse Waterschapsbank N.V.(c)(d)	0.27%	11/09/15	56,600	56,570,709
Nederlandse Waterschapsbank N.V.(c)(d)	0.35%	01/04/16	75,100	75,008,733
				336,573,609
Total Commercial Paper (Cost $6,438,056,169)				6,438,056,169

Certificates of Deposit–31.62%
Bank of Montreal(d)	0.21%	09/10/15	6,900	6,900,000
Bank of Montreal(d)	0.22%	09/15/15	74,500	74,500,000
Bank of Montreal(b)(d)	0.29%	12/11/15	55,900	55,900,000
Bank of Montreal(b)(d)	0.36%	01/20/16	60,000	60,000,000
Bank of Montreal(b)(d)	0.42%	09/09/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.33%	03/09/16	56,000	56,000,000
Bank of Nova Scotia(b)(d)	0.36%	02/22/16	40,000	40,000,000
Bank of Nova Scotia(b)(d)	0.43%	09/29/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.47%	09/09/16	100,000	100,000,000
Bank of Nova Scotia(b)(d)	0.53%	02/10/16	25,000	25,013,834
Bank of Scotland(d)	0.07%	09/01/15	75,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	09/08/15	40,000	40,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Canadian Imperial Bank of Commerce(b)(d)	0.34%	01/08/16	$54,500	$54,500,000
China Construction Bank Corp.(d)	0.19%	09/08/15	50,000	50,000,000
China Construction Bank Corp.(d)	0.20%	09/01/15	57,900	57,900,000
Credit Agricole Corporate & Investment Bank(d)	0.07%	09/01/15	150,000	150,000,000
Credit Industriel et Commercial(d)	0.15%	09/01/15	162,000	162,000,000
Credit Industriel et Commercial(d)	0.15%	09/02/15	260,000	260,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(d)	0.28%	09/02/15	50,000	50,000,000
DZ Bank AG Deutsche Zentral-Genossenschafts Bank(d)	0.31%	10/06/15	50,000	50,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/01/15	63,000	63,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/11/15	65,100	65,100,000
HSBC Bank USA N.A.(b)(d)	0.34%	12/18/15	65,000	65,000,000
Industrial & Commercial Bank of China Ltd.(d)	0.19%	09/02/15	79,300	79,300,000
KBC Bank N.V.(d)	0.15%	09/01/15	314,500	314,500,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/21/15	65,000	65,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/22/15	80,000	80,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.39%	02/05/16	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.40%	01/27/16	56,600	56,600,000
Mizuho Bank Ltd.(d)	0.27%	09/22/15	52,000	52,000,000
Natixis(d)	0.07%	09/01/15	811,658	811,657,702
Nordea Bank Finland PLC(d)	0.21%	09/01/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.25%	10/23/15	51,500	51,499,628
Norinchukin Bank (The)(d)	0.20%	09/11/15	20,000	20,000,000
Norinchukin Bank (The)(d)	0.26%	09/14/15	65,100	65,100,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/08/15	55,000	55,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	10/05/15	49,200	49,200,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	10/02/15	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.24%	09/18/15	60,000	60,000,000
Rabobank Nederland(d)	0.24%	09/17/15	65,100	65,100,000
Rabobank Nederland(b)(d)	0.33%	02/04/16	80,000	80,000,000
Royal Bank of Canada(b)(d)	0.35%	02/08/16	54,500	54,500,000
Royal Bank of Canada(b)(d)	0.40%	09/02/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.07%	09/01/15	194,000	194,000,000
Standard Chartered Bank(d)	0.07%	09/01/15	100,000	100,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	70,000	70,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	50,000	50,000,000
Standard Chartered Bank(b)(d)	0.37%	12/17/15	170,500	170,500,000
Sumitomo Mitsui Banking Corp.(d)	0.26%	09/08/15	112,000	112,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.26%	09/16/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	30,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	75,000	75,000,000
Svenska Handelsbanken AB(d)	0.06%	09/01/15	194,000	194,000,000
Swedbank AB(d)	0.14%	09/01/15	157,300	157,300,000
Toronto-Dominion Bank (The)(b)(d)	0.35%	01/20/16	45,000	45,000,000
Toronto-Dominion Bank (The)(b)(d)	0.45%	08/17/16	30,000	30,000,000
Wells Fargo Bank, N.A.(b)	0.34%	01/12/16	35,000	35,000,000
Westpac Banking Corp.(d)	0.20%	09/09/15	100,000	100,000,000
Total Certificates of Deposit (Cost $5,728,171,164)				5,728,171,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–5.98%(e)
Credit Enhanced–5.93%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$515	$515,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	09/01/19	3,635	3,635,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,000	1,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	25,085	25,085,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	22,515	22,515,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,465	5,465,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.12%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	600	600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.) (f)	0.17%	07/01/38	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	22,410	22,410,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	6,645	6,645,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,250	2,250,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	19,250	19,250,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/37	16,000	16,000,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.03%	03/01/34	6,500	6,500,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/19	490	490,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	25,880	25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	6,440	6,440,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	$2,900	$2,900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	925	925,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,140	12,140,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/37	3,200	3,200,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	585	585,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,380	12,380,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.04%	11/15/35	2,690	2,690,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	9,810	9,810,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	710	710,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	8,500	8,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/25	4,300	4,300,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.02%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	780	780,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	750	750,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/35	4,645	4,645,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	06/01/29	1,320	1,320,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.11%	06/01/17	670	670,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	02/15/33	8,270	8,270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	01/01/37	3,500	3,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(f)	0.09%	05/01/36	$4,605	$4,605,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/29	500	500,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/34	3,000	3,000,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.04%	05/01/42	2,525	2,525,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.01%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	10,700	10,700,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	5,600	5,600,000
Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.01%	05/15/38	12,850	12,850,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,090	5,090,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.03%	09/01/21	725	725,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,550	14,550,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/28	3,000	3,000,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/26	3,765	3,765,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.03%	04/15/30	2,700	2,700,000
Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/37	6,900	6,900,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	07/01/27	1,300	1,300,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	4,305	4,305,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.19%	03/01/39	2,100	2,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	04/01/37	7,600	7,600,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	30,100	30,100,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,800	4,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/01/33	11,500	11,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	$1,000	$1,000,000
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.03%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	2,500	2,500,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.01%	11/01/41	5,500	5,500,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.01%	05/15/41	28,100	28,100,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/32	5,340	5,340,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	09/01/27	5,770	5,770,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	6,135	6,135,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	480	480,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/23	4,755	4,755,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,615	3,615,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	70,400	70,400,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	9,000	9,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.05%	12/01/32	3,706	3,706,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,000	1,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	28,305	28,305,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	04/01/26	3,725	3,725,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,170	1,170,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/42	300	300,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	3,345	3,345,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	08/01/29	$1,200	$1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,090	12,090,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/35	3,915	3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	12/01/27	9,600	9,600,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,894	4,894,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(f)	0.02%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	10/01/33	1,250	1,250,000
Tarrant (County of), Texas Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,475	4,475,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	6,470	6,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	16,510	16,510,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	400	400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)	0.07%	04/01/42	2,450	2,450,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/38	1,800	1,800,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.04%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,330	3,330,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/27	9,625	9,625,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	90	90,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	$22,400	$22,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	9,105	9,105,000
				1,073,477,000

Other Variable Rate Demand Notes–0.05%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.04%	09/15/24	8,520	8,520,000
Total Variable Rate Demand Notes (Cost $1,081,997,000)				1,081,997,000

Other Bonds & Notes–4.00%
Commonwealth Bank of Australia, Sr. Unsec. Notes(b)(c)(d)	1.09%	09/18/15	41,000	41,016,241
New York Life Global Funding, Sec. Notes(b)(c)	0.35%	08/05/16	73,000	73,000,070
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.40%	09/21/16	235,000	235,000,000
Unsec. Medium-Term Notes(b)	0.40%	09/19/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.53%	09/06/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $724,016,311)				724,016,311
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.14% (Cost $13,972,240,644)				13,972,240,644

			Repurchase Amount
Repurchase Agreements–22.82%(g)
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $100,000,417 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Government Sponsored Agency obligations valued at $102,000,000; 1.25%-6.00%, 10/02/19-04/20/62)	0.15%	09/01/15	100,000,417	100,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $200,000,778 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0%-4.63%, 11/12/15-08/15/43)	0.14%	09/01/15	200,000,778	200,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $250,000,833 (collateralized by U.S. Treasury obligations valued at $255,000,007; 0.25%-6.88%, 01/15/21-08/15/25)	0.12%	09/01/15	250,000,833	250,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities valued at $346,921,106; 0.03%-99.99%, 10/25/18-09/25/45)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/25/15, maturing value of $200,007,778 (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities and Foreign Corporate obligations valued at $204,456,021; 0%-7.00%, 04/25/17-09/25/55)(d)(i)	0.20%	09/01/15	200,007,778	200,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $90,000,750 (collateralized by Domestic and Foreign Corporate obligations valued at $99,000,870; 3.88%-10.00%, 02/15/16-03/01/33)(d)	0.30%	09/01/15	90,000,750	90,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, aggregate maturing value of $300,001,167 (collateralized by Domestic Agency Mortgage-backed securities valued at $306,001,678; 1.96%-4.00%, 08/01/26-10/01/42)	0.14%	09/01/15	300,001,167	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $418,000,000 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $459,800,000; 0%-27.00%, 05/25/23-11/25/57)(i)	0.47%	10/23/15	418,316,519	418,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $350,176,944 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic Non-Agency Mortgage-backed securities, U.S. Government Sponsored Agency obligations and Domestic and Foreign Corporate obligations valued at $377,862,585; 0%-14.00%, 09/27/15-08/15/96)	0.52%	10/05/15	350,176,944	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(i)	0.10%	10/27/15	$50,012,778	$50,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,000; 0%-10.20%, 09/15/15-11/15/53)(d)(i)	0.26%	09/02/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/16/15, maturing value of $150,091,000 (collateralized by Domestic and Foreign Corporate obligations valued at $157,500,000; 0%-9.88%, 01/11/16-12/15/66)(d)(i)	0.24%	09/15/15	150,091,000	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/06/15, maturing value of $150,103,500 (collateralized by Domestic Agency Mortgage-backed securities and Foreign Corporate obligations valued at $153,000,000; 0%-7.71%, 04/10/18-03/20/65)(d)(i)	0.27%	10/06/15	150,103,500	150,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	291,458,675	291,457,623
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	225,000,750	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $550,002,292 (collateralized by Domestic Agency Mortgage-backed securities valued at $561,000,000; 0.50%-8.50%, 01/25/18-08/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $600,002,500 (collateralized by Domestic Agency Mortgage-backed securities valued at $612,000,001; 3.50%, 06/01/45-07/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/04/15, maturing value of $115,143,750 (collateralized by Domestic Mortgage-backed securities, Domestic and Foreign Corporate obligations, U.S. Government Sponsored Agency obligations and Foreign and Domestic Certificates of Deposit valued at $120,188,336; 0%-9.38%, 11/06/15-02/12/51)	0.50%	09/02/15	115,143,750	115,000,000
Total Repurchase Agreements (Cost $4,134,457,623)				4,134,457,623
TOTAL INVESTMENTS(j)(k)–99.96% (Cost $18,106,698,267)				18,106,698,267
OTHER ASSETS LESS LIABILITIES–0.04%				7,517,263
NET ASSETS–100.00%				$18,114,215,530

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds

Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $5,970,798,789, which represented 32.96% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 12.9%; France: 9.4%; Japan: 6.8%; Australia: 6.4%; other countries less than 5% each: 26.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.57%
BNY Mellon Ltd.	0.07%	09/01/15	$133,000	$133,000,000
China Construction Bank Corp.(a)	0.20%	09/01/15	10,000	10,000,000
China Construction Bank Corp.(a)	0.20%	09/08/15	20,000	20,000,000
Credit Agricole Corporate & Investment Bank S.A.(a)	0.07%	09/01/15	133,000	133,000,000
Credit Industriel et Commercial(a)	0.15%	09/01/15	30,000	30,000,000
Credit Industriel et Commercial(a)	0.15%	09/02/15	50,000	50,000,000
Industrial & Commercial Bank of China Ltd.(a)	0.19%	09/02/15	12,000	12,000,000
KBC Bank N.V.(a)	0.15%	09/01/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/04/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/11/15	30,000	30,000,000
Norinchukin Bank (The)(a)	0.23%	10/13/15	30,000	30,000,000
Skandinaviska Enskilda Banken AB(a)	0.07%	09/01/15	133,000	133,000,000
Standard Chartered Bank(a)	0.07%	09/01/15	132,696	132,696,329
Sumitomo Mitsui Banking Corp.(a)	0.18%	09/01/15	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.06%	09/01/15	133,000	133,000,000
Swedbank AB(a)	0.14%	09/01/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.28%	09/01/15	10,000	10,000,000
Total Certificates of Deposit (Cost $1,031,696,329)				1,031,696,329

Commercial Paper–35.69%(c)
Asset-Backed Securities — Consumer Receivables–1.68%
Barton Capital LLC(b)(d)	0.26%	11/18/15	20,000	20,000,000
Barton Capital LLC(b)(d)	0.26%	12/01/15	25,000	25,000,000
				45,000,000

Asset-Backed Securities — Fully Supported–0.94%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(b)(d)	0.32%	10/08/15	25,000	25,002,335

Asset-Backed Securities — Fully Supported Bank–17.94%
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(a)(b)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.25%	10/08/15	50,000	49,987,153
Concord Minutemen Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/05/15	20,000	19,995,278
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/07/15	10,000	9,997,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	09/15/15	75,000	74,993,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.24%	10/19/15	25,000	24,992,000
Lexington Parker Capital Co. LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	79,000	78,999,122
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)	0.23%	10/02/15	10,000	9,998,019
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	25,000	24,999,722
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.23%	10/01/15	20,000	19,996,167
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.15%	09/01/15	50,000	50,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.19%	09/21/15	31,000	30,996,728
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.21%	09/21/15	25,000	24,997,083
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	10/01/15	10,000	9,998,250
				479,939,647

Asset-Backed Securities — Multi–Purpose–2.62%
Versailles Commercial Paper LLC(b)(d)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(d)	0.27%	10/28/15	50,000	50,000,000
				70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.39%
Toyota Motor Credit Corp.(a)	0.21%	10/09/15	$64,000	$63,985,813

Diversified Banks–2.24%
BNP Paribas S.A.(a)	0.25%	10/26/15	50,000	49,980,903
DBS Bank Ltd.(a)(d)	0.25%	10/23/15	10,000	9,996,389
				59,977,292

Industrial Conglomerates–2.80%
Danaher Corp.(d)	0.27%	10/05/15	75,000	74,980,875

Regional Banks–3.21%
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/04/15	26,000	25,999,567
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/18/15	60,000	59,994,333
				85,993,900

Specialized Finance–1.87%
Caisse des Depots et Consignations(a)(d)	0.19%	09/04/15	50,000	49,999,208
Total Commercial Paper (Cost $954,879,070)				954,879,070

Variable Rate Demand Notes–6.10%(e)
Credit Enhanced–6.10%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	2,130	2,130,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.03%	10/01/25	1,235	1,235,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	500	500,000
Derry (Township of) Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	25,715	25,715,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,450	1,450,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	10,360	10,360,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	0.15%	04/01/47	51,400	51,400,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	1,700	1,700,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.(f)	0.03%	06/01/35	5,120	5,120,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(a)(f)	0.40%	11/01/49	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	$1,600	$1,600,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	5,200	5,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	2,215	2,215,000
Total Variable Rate Demand Notes (Cost $163,080,000)				163,080,000

U.S. Government Sponsored Agency Securities–0.98%
Overseas Private Investment Corp. (OPIC)–0.98%
Unsec. Gtd. VRD COP Bonds(e)	0.15%	05/15/30	12,220	12,220,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/15/22	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/20/22	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $26,220,000)				26,220,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.34% (Cost $2,175,875,399)				2,175,875,399

			Repurchase Amount
Repurchase Agreements–18.65%(g)
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $10,000,083 (collateralized by Domestic Corporate obligations valued at $10,842,246; 1.95%-6.00%, 03/15/18-09/01/40)(a)	0.30%	09/01/15	10,000,083	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $55,041,647 (collateralized by Domestic Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $60,500,000; 0%-6.42%, 01/26/36-05/25/54)(h)	0.47%	10/23/15	55,041,647	55,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/28/15, maturing value of $25,019,583 (collateralized by a Domestic Non-Agency Mortgage-backed security valued at $27,500,001; 3.44%, 09/25/57)(h)	0.47%	10/27/15	25,019,583	25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $20,010,111 (collateralized by a Foreign Non-Agency Asset-backed security valued at $22,000,000; 0.49%, 09/10/46)(h)	0.52%	10/05/15	20,010,111	20,000,000
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(h)	0.10%	10/27/15	100,025,556	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,000; 0%-10.20%, 09/09/16-05/15/46)(a)(h)	0.26%	09/02/15	75,048,750	75,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	49,017,058	49,016,881
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	75,000,250	75,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/28/15, maturing value of $90,058,000 (collateralized by a U.S. Government Sponsored Agency obligation valued at $91,800,000; 1.85%, 05/29/20)(h)	0.40%	09/24/15	90,058,000	90,000,000
Total Repurchase Agreements (Cost $499,016,881)				499,016,881
TOTAL INVESTMENTS(i)(j)–99.99% (Cost $2,674,892,280)				2,674,892,280
OTHER ASSETS LESS LIABILITIES–0.01%				308,085
NET ASSETS–100.00%				$2,675,200,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 15.3%; Japan: 14.8%; Switzerland: 10.9%; United Kingdom: 10.8%; other countries less than 5% each: 15.7%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $833,562,182, which represented 31.16% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.56%
U.S. Treasury Bills–11.62%(a)
U.S. Treasury Bills	0.09%	09/17/15	$100,000	$99,995,889
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,997,222
U.S. Treasury Bills	0.13%	11/12/15	150,000	149,960,150
U.S. Treasury Bills	0.11%	12/31/15	150,000	149,944,542
U.S. Treasury Bills	0.13%	01/21/16	200,000	199,899,810
U.S. Treasury Bills	0.16%	02/04/16	100,000	99,932,833
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,870,000
U.S. Treasury Bills	0.23%	04/28/16	150,000	149,778,500
U.S. Treasury Bills	0.24%	04/28/16	150,000	149,767,500
U.S. Treasury Bills	0.23%	05/26/16	50,000	49,914,389
U.S. Treasury Bills	0.25%	05/26/16	200,000	199,627,778
U.S. Treasury Bills	0.26%	05/26/16	250,000	249,525,417
U.S. Treasury Bills	0.28%	06/23/16	75,000	74,830,416
U.S. Treasury Bills	0.29%	06/23/16	75,000	74,827,025
				1,847,871,471

U.S. Treasury Notes–20.94%
U.S. Treasury Floating Rate Notes(b)	0.12%	07/31/16	250,000	249,999,998
U.S. Treasury Floating Rate Notes(b)	0.10%	10/31/16	150,000	149,955,673
U.S. Treasury Floating Rate Notes(b)	0.13%	01/31/17	700,000	700,012,934
U.S. Treasury Floating Rate Notes(b)	0.13%	07/31/17	350,000	349,999,030
U.S. Treasury Notes	0.25%	09/15/15	350,000	350,015,947
U.S. Treasury Notes	0.25%	10/15/15	300,000	300,021,936
U.S. Treasury Notes	0.25%	10/31/15	85,000	85,009,871
U.S. Treasury Notes	1.25%	10/31/15	150,000	150,262,500
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,277,815
U.S. Treasury Notes	0.38%	01/31/16	245,000	245,230,421
U.S. Treasury Notes	0.38%	02/15/16	350,000	350,373,872
U.S. Treasury Notes	9.25%	02/15/16	48,000	49,980,628
U.S. Treasury Notes	0.25%	02/29/16	200,000	200,082,070
U.S. Treasury Notes	2.13%	02/29/16	50,000	50,491,396
				3,331,714,091
Total U.S. Treasury Securities (Cost $5,179,585,562)				5,179,585,562
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.56% (Cost $5,179,585,562)				5,179,585,562

			Repurchase Amount
Repurchase Agreements–67.43%(c)
Bank of Montreal, Term agreement dated 07/17/15, maturing value of $300,067,500 (collateralized by U.S. Treasury obligations valued at $306,000,056; 0.63%-8.00%, 06/30/17-05/15/45)(d)	0.09%	10/15/15	300,067,500	300,000,000
Bank of Montreal, Term agreement dated 07/22/15, maturing value of $100,020,750 (collateralized by U.S. Treasury obligations valued at $102,000,099; 0.25%-8.75%, 11/30/15-02/15/43)(d)	0.09%	10/14/15	100,020,750	100,000,000
Bank of Montreal, Term agreement dated 07/29/15, maturing value of $500,106,250 (collateralized by U.S. Treasury obligations valued at $510,000,082; 0.50%-8.00%, 09/30/16-08/15/40)(d)	0.09%	10/23/15	500,106,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 08/19/15, maturing value of $250,048,611 (collateralized by U.S. Treasury obligations valued at $255,000,084; 0.88%-8.00%, 02/28/17-05/15/25)(d)	0.14%	10/08/15	$250,048,611	$250,000,000
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $200,000,722 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-9.25%, 10/31/15-08/15/39)	0.13%	09/01/15	200,000,722	200,000,000
BMO Capital Markets Corp., Term agreement dated 05/27/15, maturing value of $250,068,750 (collateralized by U.S. Treasury obligations valued at $255,000,079; 0.38%-8.75%, 11/15/15-08/15/40)(d)	0.10%	09/04/15	250,068,750	250,000,000
BNP Paribas Securities Corp., Agreement dated 08/31/15, maturing value of $750,002,500 (collateralized by U.S. Treasury obligations valued at $765,000,054; 0%-8.75%, 09/15/15-11/15/41)	0.12%	09/01/15	750,002,500	750,000,000
BNP Paribas Securities Corp., Term agreement dated 08/12/15, maturing value of $600,045,000 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-8.75%, 03/31/16-01/15/26)(d)	0.09%	09/18/15	600,045,000	600,000,000
CIBC World Markets Corp., Agreement dated 08/31/15, maturing value of $100,000,333 (collateralized by U.S. Treasury obligations valued at $102,004,823; 0.38%-3.63%, 04/30/16-08/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Citigroup Global Markets Inc., Term agreement dated 08/12/15, maturing value of $500,058,333 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-4.75%, 02/15/16-05/15/45)(d)	0.12%	09/16/15	500,058,333	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.13%-3.63%, 01/31/20-04/15/20)	0.12%	09/01/15	500,001,667	500,000,000
Goldman, Sachs & Co., Term agreement dated 08/25/15, maturing value of $1,200,082,667 (collateralized by U.S. Treasury obligations valued at $1,224,000,015; 0%-7.50%, 09/15/15-05/15/43)(d)	0.08%	09/25/15	1,200,082,667	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $250,000,764 (collateralized by U.S. Treasury obligations valued at $255,001,182; 0.63%-3.00%, 06/30/17-11/15/44)	0.11%	09/01/15	250,000,764	250,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/15, maturing value of $700,012,250 (collateralized by U.S. Treasury obligations valued at $714,002,393; 0.13%-2.00%, 01/15/16-01/15/21)(d)	0.09%	09/02/15	700,012,250	700,000,000
ING Financial Markets, LLC, Term agreement dated 08/25/15, maturing value of $300,005,250 (collateralized by U.S. Treasury obligations valued at $306,000,180; 1.38%-1.75%, 02/28/19-05/15/23)(d)	0.09%	09/01/15	300,005,250	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/15, maturing value of $350,001,167 (collateralized by U.S. Treasury obligations valued at $357,000,040; 1.63%-5.38%, 03/31/19-02/15/31)	0.12%	09/01/15	350,001,167	350,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $600,009,333 (collateralized by U.S. Treasury obligations valued at $612,000,001; 1.75%-2.25%, 03/31/21-02/15/25)(d)	0.08%	09/02/15	600,009,333	600,000,000
Mitsubishi UFJ Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.50%, 04/15/16-02/15/45)	0.12%	09/01/15	500,001,667	500,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	176,780,914	176,780,276
Societe Generale, Term agreement dated 08/12/15, maturing value of $250,027,500 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.13%-8.75%, 02/15/18-02/15/45)(d)	0.12%	09/14/15	250,027,500	250,000,000
Societe Generale, Term agreement dated 08/17/15, maturing value of $500,055,972 (collateralized by U.S. Treasury obligations valued at $510,000,020; 0.75%-2.50%, 10/15/17-02/15/45)(d)	0.13%	09/17/15	500,055,972	500,000,000
Societe Generale, Term agreement dated 08/20/15, maturing value of $500,053,333 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.13%-8.88%, 08/15/17-02/15/41)(d)	0.12%	09/21/15	500,053,333	500,000,000
Societe Gienerale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(d)	0.10%	09/08/15	300,039,167	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	$100,000,333	$100,000,000
Wells Fargo Securities, LLC, Agreement dated 08/31/15, maturing value of $175,000,632 (collateralized by U.S. Treasury obligations valued at $178,500,076; 1.38%, 02/29/20)	0.13%	09/01/15	175,000,632	175,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	200,000,722	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/17/15, maturing value of $225,041,250 (collateralized by U.S. Treasury obligations valued at $229,500,037; 2.00%-2.63%, 11/15/20-08/31/21)(d)	0.11%	09/15/15	225,041,250	225,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/04/15, maturing value of $350,068,833 (collateralized by U.S. Treasury obligations valued at $357,000,001; 0%-3.13%, 09/03/15-02/15/43)(d)	0.12%	10/02/15	350,068,833	350,000,000
Total Repurchase Agreements (Cost $10,726,780,276)				10,726,780,276
TOTAL INVESTMENTS(e)–99.99% (Cost $15,906,365,838)				15,906,365,838
OTHER ASSETS LESS LIABILITIES–0.01%				1,972,400
NET ASSETS–100.00%				$15,908,338,238

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–58.44%
Federal Farm Credit Bank (FFCB)–12.80%
Disc. Notes(a)	0.20%	01/22/16	$15,000	$14,988,381
Disc. Notes(a)	0.22%	02/11/16	50,000	49,950,194
Unsec. Bonds(b)	0.15%	10/08/15	85,000	84,999,550
Unsec. Bonds(b)	0.15%	11/02/15	75,000	74,999,048
Unsec. Bonds(b)	0.16%	12/09/15	175,000	174,995,100
Unsec. Bonds(b)	0.16%	12/09/15	50,000	50,000,000
Unsec. Bonds(b)	0.17%	01/25/16	19,800	19,800,832
Unsec. Bonds(b)	0.17%	04/21/16	33,000	32,999,025
Unsec. Bonds(b)	0.17%	05/05/16	145,000	144,995,220
Unsec. Bonds(b)	0.16%	10/03/16	30,000	30,003,474
Unsec. Bonds(b)	0.22%	10/11/16	32,100	32,122,745
Unsec. Bonds(b)	0.25%	01/17/17	14,789	14,807,627
Unsec. Bonds(b)	0.23%	07/25/17	35,600	35,632,580
				760,293,776

Federal Home Loan Bank (FHLB)–24.52%
Unsec. Bonds(b)	0.15%	05/18/16	70,000	70,000,000
Unsec. Bonds(b)	0.15%	07/22/16	150,000	150,000,000
Unsec. Disc. Notes(a)	0.02%	09/01/15	11,708	11,708,356
Unsec. Disc. Notes(a)	0.03%	09/02/15	10,000	9,999,992
Unsec. Disc. Notes(a)	0.15%	09/18/15	4,000	3,999,712
Unsec. Disc. Notes(a)	0.15%	10/21/15	100,000	99,979,167
Unsec. Disc. Notes(a)	0.10%	11/09/15	350,000	349,936,271
Unsec. Disc. Notes(a)	0.19%	11/16/15	10,000	9,995,989
Unsec. Disc. Notes(a)	0.16%	11/20/15	5,000	4,998,278
Unsec. Disc. Notes(a)	0.11%	11/25/15	39,700	39,690,158
Unsec. Disc. Notes(a)	0.16%	12/02/15	60,000	59,976,233
Unsec. Disc. Notes(a)	0.16%	12/04/15	35,000	34,985,378
Unsec. Disc. Notes(a)	0.17%	01/06/16	98,000	97,942,956
Unsec. Disc. Notes(a)	0.22%	01/20/16	8,100	8,093,179
Unsec. Disc. Notes(a)	0.21%	01/26/16	10,000	9,991,425
Unsec. Disc. Notes(a)	0.18%	01/27/16	54,000	53,960,040
Unsec. Disc. Notes(a)	0.20%	01/27/16	7,435	7,428,887
Unsec. Disc. Notes(a)	0.18%	02/03/16	45,770	45,735,513
Unsec. Disc. Notes(a)	0.22%	02/03/16	38,650	38,613,987
Unsec. Disc. Notes(a)	0.19%	02/12/16	100,000	99,913,444
Unsec. Disc. Notes(a)	0.23%	02/19/16	15,206	15,189,387
Unsec. Disc. Notes(a)	0.23%	02/26/16	49,293	49,236,943
Unsec. Disc. Notes(a)	0.24%	03/02/16	11,234	11,220,294
Unsec. Global Bonds(b)	0.17%	09/08/15	75,000	74,999,782
Unsec. Global Bonds(b)	0.16%	10/14/15	18,500	18,500,067
Unsec. Global Bonds(b)	0.15%	08/18/16	80,000	79,996,110
				1,456,091,548

Federal Home Loan Mortgage Corp. (FHLMC)–8.24%
Unsec. Disc. Notes(a)	0.15%	09/11/15	10,000	9,999,583
Unsec. Disc. Notes(a)	0.14%	09/21/15	24,938	24,936,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.15%	10/02/15	$55,000	$54,993,133
Unsec. Disc. Notes(a)	0.14%	10/09/15	20,000	19,997,044
Unsec. Disc. Notes(a)	0.14%	11/06/15	25,000	24,993,583
Unsec. Disc. Notes(a)	0.16%	11/16/15	6,000	5,998,037
Unsec. Disc. Notes(a)	0.16%	11/23/15	5,000	4,998,213
Unsec. Disc. Notes(a)	0.15%	12/14/15	20,000	19,991,622
Unsec. Disc. Notes(a)	0.19%	01/21/16	7,500	7,494,527
Unsec. Disc. Notes(a)	0.20%	01/22/16	25,000	24,980,139
Unsec. Disc. Notes(a)	0.18%	01/29/16	28,493	28,471,631
Unsec. Disc. Notes(a)	0.19%	01/29/16	110,700	110,612,363
Unsec. Disc. Notes(a)	0.20%	01/29/16	7,023	7,017,294
Unsec. Disc. Notes(a)	0.20%	02/01/16	7,090	7,083,974
Unsec. Disc. Notes(a)	0.19%	02/19/16	50,000	49,954,875
Unsec. Disc. Notes(a)	0.21%	03/16/16	42,800	42,750,816
Unsec. Global Notes(b)	0.16%	02/18/16	35,000	34,997,514
Unsec. Global Notes(b)	0.20%	01/13/17	10,000	10,006,303
				489,276,711

Federal National Mortgage Association (FNMA)–9.71%
Unsec. Disc. Notes(a)	0.15%	09/16/15	49,250	49,246,922
Unsec. Disc. Notes(a)	0.14%	09/23/15	25,000	24,997,861
Unsec. Disc. Notes(a)	0.15%	09/23/15	22,581	22,578,964
Unsec. Disc. Notes(a)	0.14%	10/07/15	80,000	79,988,640
Unsec. Disc. Notes(a)	0.14%	10/14/15	29,100	29,095,134
Unsec. Disc. Notes(a)	0.14%	11/18/15	20,000	19,993,933
Unsec. Disc. Notes(a)	0.15%	12/01/15	15,800	15,794,009
Unsec. Disc. Notes(a)	0.20%	01/13/16	2,820	2,817,880
Unsec. Disc. Notes(a)	0.20%	01/19/16	10,000	9,992,417
Unsec. Disc. Notes(a)	0.20%	01/20/16	5,700	5,695,535
Unsec. Disc. Notes(a)	0.20%	01/21/16	10,000	9,992,111
Unsec. Disc. Notes(a)	0.19%	01/27/16	75,645	75,585,913
Unsec. Disc. Notes(a)	0.22%	02/03/16	15,000	14,985,792
Unsec. Disc. Notes(a)	0.23%	02/03/16	62,000	61,938,603
Unsec. Disc. Notes(a)	0.25%	02/10/16	70,000	69,921,250
Unsec. Disc. Notes(a)	0.21%	03/01/16	27,100	27,071,229
Unsec. Disc. Notes(a)	0.22%	03/07/16	15,000	14,982,767
Unsec. Disc. Notes(a)	0.23%	03/14/16	42,250	42,197,363
				576,876,323

Overseas Private Investment Corp. (OPIC)–3.17%
Gtd. VRD COP Bonds(c)	0.16%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	51,000	51,000,000
Gtd. VRD COP Bonds(c)	0.16%	11/15/28	100,000	100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,470,538,358)				3,470,538,358

U.S. Treasury Securities–1.77%
U.S. Treasury Notes(b) (Cost $105,005,426)	0.13%	07/31/17	105,000	105,005,426
TOTAL INVESTMENTS (excluding Repurchase Agreements)–60.21% (Cost $3,575,543,784)				3,575,543,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–39.79%(d)
BMO Capital Markets Corp., Joint agreement dated 08/31/15, aggregate maturing value of $200,000,667 (collateralized by U.S. Government Sponsored Agency obligations valued at $204,000,745; 0%-6.75%, 09/10/15-11/15/38)	0.12%	09/01/15	$100,000,334	$100,000,000
Citigroup Global Markets Inc., Joint agreement dated 08/31/15, aggregate maturing value of $250,000,903 (collateralized by U.S. Government Sponsored Agency obligations valued at $255,000,340; 0%-6.25%, 01/20/16-07/15/36)	0.13%	09/01/15	150,000,542	150,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/12/15, aggregate maturing value of $250,031,597 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $255,000,000; 0%-8.25%, 09/14/15-04/01/56)(e)	0.13%	09/16/15	200,025,278	200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,806 (collateralized by U.S. Treasury obligation valued at $510,000,083; 0.13%, 04/15/17)	0.13%	09/01/15	500,001,806	500,000,000
ING Financial Markets, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $150,000,542 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $153,001,075; 0.88%-3.50%, 02/22/17-05/15/25)	0.13%	09/01/15	100,000,361	100,000,000
ING Financial Markets, LLC, Joint term agreement dated 08/04/15, aggregate maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,004,162; 1.75%-3.75%, 05/15/23-11/15/43)(e)	0.12%	09/03/15	180,018,000	180,000,000
ING Financial Markets, LLC, Term agreement dated 08/27/15, maturing value of $200,003,111 (collateralized by U.S. Treasury obligations valued at $204,002,003; 2.50%-2.75%, 11/15/23-05/15/24)(e)	0.08%	09/03/15	200,003,111	200,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint term agreement dated 08/26/15, aggregate maturing value of $350,006,125 (collateralized by U.S. Government Sponsored Agency obligations valued at $357,000,592; 0%-3.50%, 01/04/16-03/14/33)(e)	0.09%	09/02/15	300,005,250	300,000,000
Societe Generale, Term agreement dated 07/22/15, maturing value of $200,040,000 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $204,000,082; 0%-2.64%, 01/31/17-01/15/26)(e)	0.10%	10/02/15	200,040,000	200,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	62,479,264	62,479,038
Societe Generale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(e)	0.10%	09/08/15	200,026,111	200,000,000
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	70,958,756	70,958,500
Total Repurchase Agreements (Cost $2,363,437,538)				2,363,437,538
TOTAL INVESTMENTS(f)–100.00% (Cost $5,938,981,322)				5,938,981,322
OTHER ASSETS LESS LIABILITIES–0.00%				87,552
NET ASSETS–100.00%				$5,939,068,874

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–83.08%
Federal Farm Credit Bank (FFCB)–36.12%
Disc. Notes(a)	0.01%	09/01/15	$10,000	$10,000,000
Disc. Notes(a)	0.06%	09/02/15	5,000	4,999,992
Disc. Notes(a)	0.06%	09/21/15	10,788	10,787,640
Disc. Notes(a)	0.16%	12/03/15	5,000	4,997,933
Disc. Notes(a)	0.21%	01/14/16	1,648	1,646,733
Disc. Notes(a)	0.23%	02/12/16	5,000	4,994,875
Disc. Notes(a)	0.23%	03/24/16	5,000	4,993,594
Unsec. Bonds	4.88%	12/16/15	1,000	1,013,499
Unsec. Bonds	2.35%	12/22/15	1,090	1,097,091
Unsec. Bonds	3.75%	01/29/16	1,000	1,014,326
Unsec. Bonds(b)	0.19%	02/10/16	2,706	2,706,129
Unsec. Bonds(b)	0.21%	04/06/16	8,000	8,001,969
Unsec. Bonds(b)	0.27%	04/20/16	4,820	4,822,810
Unsec. Bonds(b)	0.17%	05/05/16	5,000	4,999,835
Unsec. Bonds(b)	0.17%	05/06/16	4,275	4,274,794
				70,351,220

Federal Home Loan Bank (FHLB)–44.39%
Unsec. Disc. Notes(a)	0.02%	09/01/15	3,292	3,291,644
Unsec. Disc. Notes(a)	0.06%	09/02/15	1,725	1,724,997
Unsec. Disc. Notes(a)	0.07%	09/02/15	5,000	4,999,991
Unsec. Disc. Notes(a)	0.07%	09/08/15	1,000	999,986
Unsec. Disc. Notes(a)	0.06%	09/09/15	5,000	4,999,939
Unsec. Disc. Notes(a)	0.07%	09/11/15	2,850	2,849,945
Unsec. Disc. Notes(a)	0.06%	09/15/15	5,200	5,199,879
Unsec. Disc. Notes(a)	0.06%	09/18/15	35,056	35,055,061
Unsec. Disc. Notes(a)	0.06%	09/21/15	12,129	12,128,596
Unsec. Disc. Notes(a)	0.08%	09/23/15	5,217	5,216,761
Unsec. Disc. Notes(a)	0.07%	09/24/15	5,000	4,999,776
Unsec. Disc. Notes(a)	0.16%	11/12/15	5,000	4,998,450
				86,465,025

Tennessee Valley Authority (TVA)–2.57%
Sr. Unsec. Disc. Notes(a)	0.07%	09/08/15	5,000	4,999,932
Total U.S. Government Sponsored Agency Securities (Cost $161,816,177)				161,816,177

U.S. Treasury Securities–16.68%
U.S. Treasury Bills–8.98%(a)
U.S. Treasury Bills	0.15%	09/17/15	7,500	7,499,500
U.S. Treasury Bills	0.18%	12/31/15	5,000	4,997,059
U.S. Treasury Bills	0.14%	01/28/16	5,000	4,997,061
				17,493,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–7.70%
U.S. Treasury Notes	0.25%	10/31/15	$5,000	$5,000,529
U.S. Treasury Notes	0.25%	11/30/15	5,000	5,001,760
U.S. Treasury Notes	0.38%	01/31/16	5,000	5,005,316
				15,007,605
Total U.S. Treasury Securities (Cost $32,501,225)				32,501,225
TOTAL INVESTMENTS(c)–99.76% (Cost $194,317,402)				194,317,402
OTHER ASSETS LESS LIABILITIES–0.24%				466,017
NET ASSETS–100.00%				$194,783,419
Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.50%
Alabama–5.39%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	$12,000	$12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	04/01/28	10,000	10,000,000
				32,000,000

Arizona–1.17%
Salt River Project Agricultural Improvement and Power District ; Series 2009 B, Electric System RB	4.00%	01/01/16	2,150	2,177,099
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/37	4,750	4,750,000
				6,927,099

California–4.08%
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/16	16,700	16,700,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/16	7,450	7,523,296
				24,223,296

Colorado–4.58%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/34	2,000	2,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/24	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.14%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.13%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,695	3,695,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,210,000

Delaware–0.93%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/36	2,850	2,850,000
				5,545,000

District of Columbia–0.30%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	01/01/29	1,777	1,777,000

Florida–4.85%
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)(a)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.04%	11/15/35	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(d)(e)(f)	0.04%	04/01/17	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	11/01/36	2,400	2,400,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/32	13,815	13,815,000
				28,790,000

Georgia–0.87%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/16	1,000	1,027,960
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/20	1,000	1,000,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/16	1,375	1,428,440
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/20	1,700	1,700,000
				5,156,400

Illinois–6.49%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.10%	10/01/17	600	600,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)	0.02%	06/01/40	2,245	2,245,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.09%	09/01/24	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.11%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/29	1,170	1,170,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	02/15/33	2,355	2,355,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.09%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/34	1,200	1,200,000
				38,545,000

Indiana–2.96%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	7,450	7,450,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.01%	05/15/38	1,150	1,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Northwest Allen School Building Corp.; Series 2014, Ref. & Improvement First Mortgage RB	4.00%	01/15/16	$1,370	$1,389,494
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/19	680	680,000
				17,569,494

Iowa–0.34%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kansas–1.63%
Olathe (City of); Series 226, Improvement Unlimited Tax GO Bonds	5.00%	10/01/15	850	853,299
Wichita (City of);
Series 272, Unlimited Tax GO Temporary Notes	1.00%	10/15/15	4,350	4,354,515
Series 272, Unlimited Tax GO Temporary Notes	2.00%	04/15/16	4,400	4,447,833
				9,655,647

Kentucky–4.12%
Boyle (County of) (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	06/01/37	8,800	8,800,000
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	326,489
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,812,894
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	8,005	8,005,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,530	4,530,000
				24,474,383

Louisiana–0.19%
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/16	1,110	1,144,179

Maryland–3.90%
Baltimore (City of) (Mayor & City Council); Series 2013 B, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	10/15/15	1,000	1,005,878
Baltimore (County of); Series 2010 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	11/01/15	1,125	1,133,941
Maryland (State of) (State & Local Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/16	925	946,925
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/41	7,885	7,885,000
Prince George’s (County of); Series 2011 B, Ref. Consolidate Public Improvement Limited Tax GO Bonds	5.00%	09/15/15	1,900	1,903,546
				23,135,290

Massachusetts–1.60%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/38	4,585	4,585,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,935	4,935,000
				9,520,000

Michigan–2.79%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	5,890	5,890,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/31	5,405	5,405,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	$5,280	$5,280,000
				16,575,000

Minnesota–2.56%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	04/01/37	3,235	3,235,000
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/25	300	300,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	5,520	5,520,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	790,000
				15,215,000

Missouri–5.21%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	4,900	4,900,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	15,400	15,400,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/27	9,170	9,170,000
				30,930,000

New Hampshire–0.61%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	3,625	3,625,000

New York–5.44%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	8,200	8,200,000
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	9,600	9,600,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(a)	0.01%	11/01/41	6,200	6,200,000
				32,330,000

North Carolina–4.61%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/37	9,300	9,300,000
Durham (County of); Series 2010 A, Ref. Unlimited Tax GO Bonds	5.00%	11/01/15	800	806,392
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/16	860	889,710
Guilford (County of);
Series 2009 A, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	1,850	1,886,783
Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/16	2,350	2,405,829
Mecklenburg (County of);
Series 2005 C, Unlimited Tax GO Bonds	5.00%	02/01/16	1,125	1,147,297
Series 2008 B, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	850	866,917
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/17	2,335	2,335,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	3,560	3,560,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Raleigh (City of);
Series 2006 A, Combined Enterprise System RB	5.00%	03/01/16	$1,150	$1,177,572
Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/16	2,950	3,032,485
				27,407,985

Ohio–4.38%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,700	1,700,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	01/01/37	9,000	9,000,000
Cuyahoga (County of); Series 2012 A, Ref. Capital Improvement Limited Tax GO Bonds	3.00%	12/01/15	1,350	1,359,410
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.04%	12/01/21	7,525	7,525,000
Franklin (County of) (OhioHealth Corp.); Series 2011 C, Ref. Floating Rate Hospital Facilities RB(g)(h)	0.06%	06/01/16	2,900	2,900,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,510	3,510,000
				25,994,410

Oklahoma–0.15%
Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/16	900	903,642

Oregon–1.10%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	06/01/37	6,550	6,550,000

Pennsylvania–3.24%
Fayette (County of) Hospital Facilities Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	09/01/18	1,420	1,420,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/30	785	785,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/28	3,920	3,920,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	08/15/31	2,990	2,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	2,650	2,650,000
				19,225,000

South Carolina–0.08%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	490	490,000

Tennessee–1.28%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	07/15/36	7,575	7,575,000

Texas–6.57%
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/16	1,260	1,290,430
Collin (County of); Series 2015, Ref. Unlimited Tax GO Road Bonds	2.00%	02/15/16	5,105	5,146,402
Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	02/15/16	800	817,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (City of);
Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/16	$1,550	$1,583,674
Series 2012, Ref. Limited Tax GO Bonds	4.00%	02/15/16	1,950	1,983,256
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/16	2,200	2,216,955
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/16	1,020	1,036,921
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/50	3,500	3,500,000
Tarrant County Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant Regional Water District;
Series 2012 A, Ref. & Improvement Water Control RB	5.00%	03/01/16	3,500	3,583,227
Series 2012, Ref. & Improvement Water RB	5.00%	03/01/16	1,130	1,156,650
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	1,500	1,500,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/16	1,970	2,001,294
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,380	11,380,000
				39,046,146

Utah–1.85%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	09/01/32	11,000	11,000,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/38	11,705	11,705,000

Virginia–6.02%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/47	24,100	24,100,000
Fairfax (County of); Series 2013 A, Public Improvement Unlimited Tax Go Bonds	4.00%	10/01/15	770	772,413
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Redevelopment & Housing Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/30	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	12/01/19	400	400,000
				35,772,413

Washington–3.09%
Spokane (County of); Series 2011, Ref. Limited Tax GO Bonds	5.00%	12/01/15	1,730	1,750,691
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/43	6,000	6,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				18,330,691

West Virginia–0.81%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	4,800	4,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–4.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	10/01/42	$2,410	$2,410,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	08/15/34	4,800	4,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/37	9,095	9,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	05/01/30	7,545	7,545,000
				25,805,000
TOTAL INVESTMENTS(i)(j)–99.50% (Cost $590,953,075)				590,953,075
OTHER ASSETS LESS LIABILITIES–0.50%				2,964,833
NET ASSETS–100.00%				$593,917,908

Investment Abbreviations:

BHAC	– Bershire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 7.8%; other countries less than 5% each: 13.3%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $11,792,000, which represented 1.99% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Principal and/or interest payments are secured by the bound insurance company listed.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	7.3%
Wells Fargo Bank, N.A.	7.1
Federal National Mortgage Association	7.0
TD Bank, N.A.	6.9
U.S. Bank, N.A.	6.9
Federal Home Loan Mortgage Corp.	6.9
JPMorgan Chase Bank, N.A.	6.8
Northern Trust Co.	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$13,972,240,644	$2,175,875,399	$5,179,585,562	$3,575,543,784	$194,317,402	$590,953,075
Repurchase agreements, at value and cost	4,134,457,623	499,016,881	10,726,780,276	2,363,437,538	—	—
Total investments, at value and cost	18,106,698,267	2,674,892,280	15,906,365,838	5,938,981,322	194,317,402	590,953,075
Cash	—	—	—	—	504,166	571,947
Receivable for:
Investments sold	7,576,143	350,000	—	—	—	2,735,006
Interest	2,619,624	175,698	2,728,879	248,057	30,823	704,351
Fund expenses absorbed	291,288	259,652	1,058,340	570,531	12,273	72,680
Investment for trustee deferred compensation and retirement plans	3,348,401	960,550	1,973,124	893,431	122,855	342,088
Other assets	35,221	156,425	54,593	247,732	21,726	67,939
Total assets	18,120,568,944	2,676,794,605	15,912,180,774	5,940,941,073	195,009,245	595,447,086

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	1,048,793
Dividends	1,744,731	164,289	268,573	209,270	4,631	5,133
Accrued fees to affiliates	477,492	259,339	1,092,099	576,126	45,108	43,890
Accrued trustees’ and officer’s fees and benefits	42,047	7,748	31,175	14,004	3,829	3,902
Accrued operating expenses	89,364	34,613	84,737	—	30,966	27,054
Trustee deferred compensation and retirement plans	3,999,780	1,128,251	2,365,952	1,072,799	141,292	400,406
Total liabilities	6,353,414	1,594,240	3,842,536	1,872,199	225,826	1,529,178
Net assets applicable to shares outstanding	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

Net assets consist of:
Shares of beneficial interest	$18,111,670,795	$2,674,327,187	$15,908,422,009	$5,938,978,534	$194,810,910	$594,067,664
Undistributed net investment income	2,468,855	872,234	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	75,880	944	(62,497)	116,517	(18,445)	(44,801)
	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$15,974,125,875	$1,764,661,802	$7,850,083,884	$4,219,859,559	$105,550,474	$456,026,976
Private Investment Class	$283,476,166	$162,216,094	$461,131,133	$422,563,920	$5,984,129	$30,469,392
Personal Investment Class	$115,409,525	$117,573,235	$162,054,299	$37,167,875	$1,955,267	$3,623,759
Cash Management Class	$458,001,430	$483,595,041	$5,304,331,193	$222,852,784	$45,026,265	$51,017,729
Reserve Class	$156,215,892	$50,400,453	$35,604,084	$307,528,639	$5,875,967	$21,774,598
Resource Class	$72,685,807	$19,710,320	$324,480,435	$97,907,489	$2,371,907	$4,526,466
Corporate Class	$1,054,300,835	$77,043,420	$1,770,653,210	$631,188,608	$28,019,410	$26,478,988

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,971,876,468	1,764,653,525	7,849,769,272	4,219,715,207	105,542,132	455,997,383
Private Investment Class	283,434,406	162,215,304	461,111,138	422,549,208	5,983,300	30,467,302
Personal Investment Class	115,392,804	117,572,679	162,047,524	37,166,600	1,955,011	3,623,525
Cash Management Class	457,942,326	483,592,854	5,304,100,562	222,842,230	45,020,316	51,014,417
Reserve Class	156,193,914	50,400,202	35,602,695	307,517,844	5,875,100	21,773,143
Resource Class	72,675,318	19,710,227	324,466,582	97,904,306	2,371,594	4,526,175
Corporate Class	1,054,155,056	77,043,036	1,770,575,066	631,169,848	28,010,030	26,477,274
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$43,873,621	$4,784,782	$13,530,040	$5,711,935	$163,966	$489,717

Expenses:
Advisory fees	29,658,191	4,285,409	25,312,289	5,443,544	410,375	1,562,079
Administrative services fees	1,073,164	551,402	986,246	643,306	50,000	180,889
Custodian fees	133,057	26,605	107,064	2,061	6,613	7,107
Distribution fees:
Private Investment Class	1,563,478	745,974	2,467,964	1,912,238	53,717	154,350
Personal Investment Class	1,032,465	892,926	1,143,100	307,756	23,067	23,378
Cash Management Class	530,042	457,941	6,890,829	640,444	31,209	60,143
Reserve Class	1,466,620	230,896	785,905	3,171,604	17,728	266,151
Resource Class	243,809	51,845	685,988	239,311	7,483	11,057
Corporate Class	290,756	25,994	463,834	119,381	8,695	9,198
Transfer agent fees	1,728,297	257,125	1,518,737	489,919	18,375	59,044
Trustees’ and officers’ fees and benefits	417,761	93,166	317,742	125,493	24,974	41,553
Registration and filing fees	107,223	93,127	101,274	117,542	75,611	78,992
Professional services fees	192,580	63,407	170,115	3,715	45,941	48,529
Other	474,738	128,358	366,321	8,254	47,670	50,894
Total expenses	38,912,181	7,904,175	41,317,408	13,224,568	821,458	2,553,364
Less: Fees waived	(9,907,954)	(5,712,884)	(31,107,783)	(9,254,473)	(809,664)	(2,384,497)
Net expenses	29,004,227	2,191,291	10,209,625	3,970,095	11,794	168,867
Net investment income	14,869,394	2,593,491	3,320,415	1,741,840	152,172	320,850

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	164,146	944	(62,497)	116,517	5,675	17,500
Net increase in net assets resulting from operations	$15,033,540	$2,594,435	$3,257,918	$1,858,357	$157,847	$338,350

*	Includes net gains from securities sold to affiliates of $354 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2015 and 2014

	Liquid Assets Portfolio		STIC Prime Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$14,869,394	$12,803,743	$2,593,491	$2,193,860
Net realized gain	164,146	63,379	944	1,229
Net increase in net assets resulting from operations	15,033,540	12,867,122	2,594,435	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(14,147,500)	(12,173,578)	(1,854,672)	(1,525,734)
Private Investment Class	(30,767)	(59,123)	(132,350)	(128,606)
Personal Investment Class	(13,561)	(25,537)	(110,282)	(76,487)
Cash Management Class	(77,398)	(135,722)	(376,417)	(320,316)
Reserve Class	(14,433)	(25,611)	(18,513)	(16,998)
Resource Class	(12,035)	(15,843)	(20,138)	(43,810)
Corporate Class	(573,700)	(368,329)	(81,119)	(81,909)
Total distributions from net investment income	(14,869,394)	(12,803,743)	(2,593,491)	(2,193,860)

Share transactions–net:
Institutional Class	(2,640,861,091)	(67,247,031)	(148,752,146)	(99,103,915)
Private Investment Class	(61,736,842)	(24,844,066)	10,083,327	(14,479,604)
Personal Investment Class	(65,018,703)	24,398,104	(40,437,932)	59,098,398
Cash Management Class	(226,421,761)	(59,852,006)	29,823,610	2,580,751
Reserve Class	(23,801,101)	4,184,305	34,768,990	(623,024)
Resource Class	(62,863,904)	66,736,972	(12,328,636)	5,028,181
Corporate Class	383,540,344	(825,819,584)	17,489,399	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	(2,697,163,058)	(882,443,306)	(109,353,388)	(56,467,256)
Net increase (decrease) in net assets	(2,696,998,912)	(882,379,927)	(109,352,444)	(56,466,027)

Net assets:
Beginning of year	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of year*	$18,114,215,530	$20,811,214,442	$2,675,200,365	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,234	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Treasury Portfolio		Government & Agency Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$3,320,415	$2,729,391	$1,741,840	$1,247,013
Net realized gain (loss)	(62,497)	32,718	116,517	—
Net increase in net assets resulting from operations	3,257,918	2,762,109	1,858,357	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(1,478,709)	(1,082,321)	(1,159,579)	(753,997)
Private Investment Class	(102,223)	(79,068)	(126,468)	(72,161)
Personal Investment Class	(29,788)	(19,074)	(12,667)	(8,365)
Cash Management Class	(1,317,452)	(1,172,594)	(167,941)	(179,138)
Reserve Class	(11,073)	(18,855)	(108,700)	(55,996)
Resource Class	(68,891)	(55,606)	(38,869)	(23,566)
Corporate Class	(312,279)	(301,873)	(127,616)	(153,790)
Total distributions from net investment income	(3,320,415)	(2,729,391)	(1,741,840)	(1,247,013)

Share transactions–net:
Institutional Class	369,868,233	58,765,206	891,380,297	(1,111,110,237)
Private Investment Class	(63,444,289)	(58,439,851)	75,509,267	(11,338,446)
Personal Investment Class	(350,960)	30,524,234	(3,981,249)	(7,551,337)
Cash Management Class	(2,293,402,486)	1,370,912,651	(247,006,196)	(165,138,879)
Reserve Class	(151,761,502)	81,136,489	(3,594,120)	21,944,465
Resource Class	(49,445,822)	45,530,106	(6,672,798)	(39,758,492)
Corporate Class	346,906,945	(1,413,383,229)	(28,642,460)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(1,841,629,881)	115,045,606	676,992,741	(1,488,674,936)
Net increase (decrease) in net assets	(1,841,692,378)	115,078,324	677,109,258	(1,488,674,936)

Net assets:
Beginning of year	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of year*	$15,908,338,238	$17,750,030,616	$5,939,068,874	$5,261,959,616
* Includes accumulated undistributed net investment income	$(21,274)	$56,734	$(26,177)	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$152,172	$135,470	$320,850	$345,391
Net realized gain (loss)	5,675	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	157,847	111,349	338,350	361,268

Distributions to shareholders from net investment income:
Institutional Class	(109,398)	(81,011)	(243,361)	(241,289)
Private Investment Class	(5,768)	(8,257)	(14,944)	(17,356)
Personal Investment Class	(2,191)	(1,572)	(1,433)	(1,785)
Cash Management Class	(25,467)	(26,162)	(29,656)	(45,564)
Reserve Class	(1,334)	(413)	(13,465)	(13,233)
Resource Class	(3,530)	(1,791)	(2,416)	(3,510)
Corporate Class	(4,484)	(16,264)	(15,575)	(22,654)
Total distributions from net investment income	(152,172)	(135,470)	(320,850)	(345,391)

Share transactions–net:
Institutional Class	(22,147,472)	(616,846,807)	(68,021,232)	7,856,398
Private Investment Class	(9,595,904)	(4,455,605)	(3,807,802)	(18,170,589)
Personal Investment Class	(1,843,611)	(2,396,213)	(98,681)	(1,058,536)
Cash Management Class	(3,080,076)	16,549,522	(9,705,701)	(47,204,841)
Reserve Class	5,171,160	(591,737)	(5,865,164)	(5,165,485)
Resource Class	(1,336,302)	(1,482,686)	(989,440)	(2,779,701)
Corporate Class	(22,499,992)	50,500,004	(5,044,078)	71,486
Net increase (decrease) in net assets resulting from share transactions	(55,332,197)	(558,723,522)	(93,532,098)	(66,451,268)
Net increase (decrease) in net assets	(55,326,522)	(558,747,643)	(93,514,598)	(66,435,391)

Net assets:
Beginning of year	250,109,941	808,857,584	687,432,506	753,867,897
End of year*	$194,783,419	$250,109,941	$593,917,908	$687,432,506
* Includes accumulated undistributed net investment income	$(9,046)	$(1,690)	$(104,955)	$(88,667)

Notes to Financial Statements

August 31, 2015

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

42                         Short-Term Investments Trust

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

43                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term.

44                         Short-Term Investments Trust

For the year ended August 31, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,910,905	$—
STIC Prime Portfolio	1,442,717	1,865,694
Treasury Portfolio	5,143,480	13,526,682
Government & Agency Portfolio	—	2,863,738
Government TaxAdvantage Portfolio	410,375	257,390
Tax-Free Cash Reserve Portfolio	362,285	1,497,935

Voluntary fee waivers for the year ended August 31, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$716,898	$661,407	$89,718	$1,170,992	$160,650	N/A
STIC Prime Portfolio	447,391	654,640	365,818	200,857	41,424	$25,865
Treasury Portfolio	1,480,778	838,273	5,512,663	683,737	548,791	463,834
Government & Agency Portfolio	1,147,343	225,688	512,355	2,759,296	191,449	119,381
Government TaxAdvantage Portfolio	26,859	16,916	24,967	15,423	5,986	8,695
Tax-Free Cash Reserve Portfolio	77,175	17,143	48,114	231,552	8,845	9,198

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$625,391	$275,324	$106,008	$190,661	N/A	N/A
STIC Prime Portfolio	298,390	238,114	91,588	30,017	$10,369	N/A
Treasury Portfolio	987,186	304,827	1,378,166	102,168	137,198	N/A
Government & Agency Portfolio	764,895	82,068	128,089	412,309	47,862	N/A
Government TaxAdvantage Portfolio	26,858	6,151	6,242	2,305	1,497	N/A
Tax-Free Cash Reserve Portfolio	77,175	6,234	12,029	34,600	2,212	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$896,284,266	$988,974,720	$354
STIC Prime Portfolio	—	12,620,070	—
Tax-Free Cash Reserve Portfolio	843,903,483	761,328,978	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2015 and 2014:

	2015	2014
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$14,869,394	$12,803,743
STIC Prime Portfolio	2,593,491	2,193,860
Treasury Portfolio	3,320,415	2,729,391
Government & Agency Portfolio	1,741,840	1,247,013
Government TaxAdvantage Portfolio	152,172	135,470
Tax-Free Cash Reserve Portfolio	320,850	345,391

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,700,175	$531	$(4,155,971)	$—	$18,111,670,795	$18,114,215,530
STIC Prime Portfolio	2,038,293	—	(1,165,115)	—	2,674,327,187	2,675,200,365
Treasury Portfolio	2,440,443	—	(2,461,717)	(62,497)	15,908,422,009	15,908,338,238
Government & Agency Portfolio	1,207,121	—	(1,116,781)	—	5,938,978,534	5,939,068,874
Government TaxAdvantage Portfolio	135,559	—	(144,605)	(18,445)	194,810,910	194,783,419
Tax-Free Cash Reserve Portfolio	307,996	—	(412,951)	(44,801)	594,067,664	593,917,908

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2015, which expire as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2015 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$—	$—	$—
STIC Prime Portfolio	(76,484)	—	76,484
Treasury Portfolio	(78,008)	(32,718)	110,726
Government & Agency Portfolio	(66,268)	—	66,268
Government TaxAdvantage Portfolio	(7,356)	—	7,356
Tax-Free Cash Reserve Portfolio	(16,288)	—	16,288

47                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	285,396,098,619	$285,396,098,619	298,168,481,912	$298,168,481,912
Private Investment Class	1,434,632,883	1,434,632,883	1,862,580,534	1,862,580,534
Personal Investment Class	538,543,116	538,543,116	684,245,247	684,245,247
Cash Management Class	4,326,518,141	4,326,518,141	5,350,296,060	5,350,296,060
Reserve Class	1,016,989,736	1,016,989,736	1,297,208,097	1,297,208,097
Resource Class	459,622,836	459,622,836	600,648,639	600,648,639
Corporate Class	5,521,655,244	5,521,655,244	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	3,973,048	3,973,048	3,946,761	3,946,761
Private Investment Class	8,279	8,279	15,991	15,991
Personal Investment Class	11,639	11,639	22,313	22,313
Cash Management Class	31,257	31,257	69,866	69,866
Reserve Class	14,378	14,378	27,238	27,238
Resource Class	12,396	12,396	15,457	15,457
Corporate Class	225,681	225,681	165,898	165,898

Reacquired:
Institutional Class	(288,040,932,758)	(288,040,932,758)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(1,496,378,004)	(1,496,378,004)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(603,573,458)	(603,573,458)	(659,869,456)	(659,869,456)
Cash Management	(4,552,971,159)	(4,552,971,159)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(1,040,805,215)	(1,040,805,215)	(1,293,051,030)	(1,293,051,030)
Resource Class	(522,499,136)	(522,499,136)	(533,927,124)	(533,927,124)
Corporate Class	(5,138,340,581)	(5,138,340,581)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	(2,697,163,058)	$(2,697,163,058)	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,941,737,037	$5,941,737,037	5,548,259,062	$5,548,259,062
Private Investment Class	1,211,080,589	1,211,080,589	1,296,968,970	1,296,968,970
Personal Investment Class	1,182,870,259	1,182,870,259	1,958,713,324	1,958,713,324
Cash Management Class	3,144,474,982	3,144,474,982	2,679,245,356	2,679,245,356
Reserve Class	210,463,689	210,463,689	74,531,956	74,531,956
Resource Class	64,359,363	64,359,363	120,676,878	120,676,878
Corporate Class	1,149,830,507	1,149,830,507	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	454,008	454,008	377,518	377,518
Private Investment Class	56,232	56,232	45,718	45,718
Personal Investment Class	68,043	68,043	51,142	51,142
Cash Management Class	71,815	71,815	49,157	49,157
Reserve Class	14,807	14,807	17,060	17,060
Resource Class	16,256	16,256	42,179	42,179
Corporate Class	71,730	71,730	68,237	68,237

Reacquired:
Institutional Class	(6,090,943,191)	(6,090,943,191)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(1,201,053,494)	(1,201,053,494)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(1,223,376,234)	(1,223,376,234)	(1,899,666,068)	(1,899,666,068)
Cash Management	(3,114,723,187)	(3,114,723,187)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(175,709,506)	(175,709,506)	(75,172,040)	(75,172,040)
Resource Class	(76,704,255)	(76,704,255)	(115,690,876)	(115,690,876)
Corporate Class	(1,132,412,838)	(1,132,412,838)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	(109,353,388)	$(109,353,388)	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,766,462,244	$16,766,462,244	16,186,538,309	$16,186,538,309
Private Investment Class	1,901,290,280	1,901,290,280	1,918,270,498	1,918,270,498
Personal Investment Class	1,101,975,367	1,101,975,367	1,159,663,689	1,159,663,689
Cash Management Class	26,793,251,842	26,793,251,842	43,232,395,125	43,232,395,125
Reserve Class	109,204,351	109,204,351	252,917,682	252,917,682
Resource Class	329,636,954	329,636,954	807,040,285	807,040,285
Corporate Class	18,168,487,688	18,168,487,688	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	922,038	922,038	798,429	798,429
Private Investment Class	15,296	15,296	16,415	16,415
Personal Investment Class	26,774	26,774	18,911	18,911
Cash Management Class	60,767	60,767	56,720	56,720
Reserve Class	7,169	7,169	8,788	8,788
Resource Class	8,488	8,488	15,472	15,472
Corporate Class	132,198	132,198	107,134	107,134

Reacquired:
Institutional Class	(16,397,516,049)	(16,397,516,049)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,964,749,865)	(1,964,749,865)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(1,102,353,101)	(1,102,353,101)	(1,129,158,366)	(1,129,158,366)
Cash Management	(29,086,715,095)	(29,086,715,095)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(260,973,022)	(260,973,022)	(171,789,981)	(171,789,981)
Resource Class	(379,091,264)	(379,091,264)	(761,525,651)	(761,525,651)
Corporate Class	(17,821,712,941)	(17,821,712,941)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(1,841,629,881)	$(1,841,629,881)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,416,050,435	$37,416,050,435	53,908,163,991	$53,908,163,991
Private Investment Class	2,115,905,376	2,115,905,376	1,364,107,784	1,364,107,784
Personal Investment Class	134,224,028	134,224,028	152,623,485	152,623,485
Cash Management Class	5,837,371,862	5,837,371,862	9,268,718,362	9,268,718,362
Reserve Class	699,303,942	699,303,942	782,967,584	782,967,584
Resource Class	1,554,415,700	1,554,415,700	1,221,553,304	1,221,553,304
Corporate Class	4,660,748,011	4,660,748,011	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	199,188	199,188	234,710	234,710
Private Investment Class	37,056	37,056	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	33,044	33,044	58,768	58,768
Reserve Class	67,656	67,656	32,853	32,853
Resource Class	13,926	13,926	10,562	10,562
Corporate Class	55,261	55,261	102,366	102,366

Reacquired:
Institutional Class	(36,524,869,326)	(36,524,869,326)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(2,040,433,165)	(2,040,433,165)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(138,205,283)	(138,205,283)	(160,174,869)	(160,174,869)
Cash Management	(6,084,411,102)	(6,084,411,102)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(702,965,718)	(702,965,718)	(761,055,972)	(761,055,972)
Resource Class	(1,561,102,424)	(1,561,102,424)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(4,689,445,732)	(4,689,445,732)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	676,992,741	$676,992,741	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	368,612,267	$368,612,267	1,045,403,499	$1,045,403,499
Private Investment Class	71,398,479	71,398,479	142,692,873	142,692,873
Personal Investment Class	8,341,042	8,341,042	8,462,127	8,462,127
Cash Management Class	87,930,861	87,930,861	106,245,801	106,245,801
Reserve Class	14,172,451	14,172,451	973,205	973,205
Resource Class	17,934,744	17,934,744	169	169
Corporate Class	187,300,005	187,300,005	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	84,605	84,605	75,437	75,437
Private Investment Class	3,065	3,065	6,138	6,138
Cash Management Class	24,731	24,731	26,434	26,434
Reserve Class	1,197	1,197	420	420
Resource Class	3,214	3,214	1,707	1,707
Corporate Class	4,203	4,203	15,798	15,798

Reacquired:
Institutional Class	(390,844,344)	(390,844,344)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(80,997,448)	(80,997,448)	(147,154,616)	(147,154,616)
Personal Investment Class	(10,184,653)	(10,184,653)	(10,858,340)	(10,858,340)
Cash Management	(91,035,668)	(91,035,668)	(89,722,713)	(89,722,713)
Reserve Class	(9,002,488)	(9,002,488)	(1,565,362)	(1,565,362)
Resource Class	(19,274,260)	(19,274,260)	(1,484,562)	(1,484,562)
Corporate Class	(209,804,200)	(209,804,200)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(55,332,197)	$(55,332,197)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,022,223,755	$1,022,223,755	1,155,647,434	$1,155,647,434
Private Investment Class	48,653,591	48,653,591	57,873,911	57,873,911
Personal Investment Class	5,529,842	5,529,842	4,026,135	4,026,135
Cash Management Class	85,609,129	85,609,129	116,900,434	116,900,434
Reserve Class	57,041,089	57,041,089	72,340,249	72,340,249
Resource Class	2,830,839	2,830,839	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	35,799	35,799	33,173	33,173
Private Investment Class	13,990	13,990	15,789	15,789
Personal Investment Class	651	651	602	602
Cash Management Class	13,598	13,598	22,852	22,852
Reserve Class	13,480	13,480	13,494	13,494
Resource Class	2,430	2,430	3,561	3,561
Corporate Class	15,648	15,648	21,937	21,937

Reacquired:
Institutional Class	(1,090,280,786)	(1,090,280,786)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(52,475,383)	(52,475,383)	(76,060,289)	(76,060,289)
Personal Investment Class	(5,629,174)	(5,629,174)	(5,085,273)	(5,085,273)
Cash Management	(95,328,428)	(95,328,428)	(164,128,127)	(164,128,127)
Reserve Class	(62,919,733)	(62,919,733)	(77,519,228)	(77,519,228)
Resource Class	(3,822,709)	(3,822,709)	(4,591,909)	(4,591,909)
Corporate Class	(5,059,726)	(5,059,726)	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	(93,532,098)	$(93,532,098)	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.05%	$1,054,301	0.17	%(c)	0.20	%(c)	0.05	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	670,700	0.17		0.20		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	1,496,576	0.17		0.20		0.09
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,937,039	0.17		0.21		0.12
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,858,584	0.17		0.20		0.12
STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	77,043	0.07	(c)	0.22	(c)	0.10	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	59,554	0.06		0.22		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	68,522	0.11		0.22		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	96,655	0.14		0.23		0.06
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.08	102,632	0.16		0.22		0.08
Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	1,770,653	0.06	(c)	0.20	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	1,423,728	0.04		0.20		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	2,837,170	0.09		0.21		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	2,002,611	0.08		0.21		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,856,324	0.11		0.21		0.02
Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	631,189	0.08	(c)	0.16	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	659,821	0.06		0.16		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	835,545	0.11		0.17		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	505,026	0.10		0.16		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,344,281	0.13		0.16		0.04
Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	28,019	0.00	(c)	0.36	(c)	0.08	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	50,514	0.02		0.32		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	10	0.06		0.23		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	10	0.07		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	50,842	0.10		0.29		0.04
Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	26,479	0.03	(c)	0.34	(c)	0.04	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	31,522	0.04		0.33		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	31,450	0.10		0.33		0.06
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,320	0.13		0.33		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	27,954	0.24		0.32		0.05

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $969,186, $86,646, $1,546,112, $397,937, $28,983 and $30,661 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Corporate Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Corporate Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Corporate Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2015

Houston, Texas

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Corporate Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/15)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.30	$0.86	$1,024.35	$0.87	0.17%
STIC Prime Portfolio	1,000.00	1,000.30	0.15	1,025.05	0.15	0.03
Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.00	1,025.56	0.00	0.00
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.00	1,025.26	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. The annualized expense ratios include an adjustment for an adviser expense reimbursement in excess of expenses for the period March 1, 2015 through August 31, 2015 of $59,037 and $33,867 for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively. The annualized expense ratios excluding this adjustment would have been (0.07)% and (0.01)% for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[3]	The actual expenses paid excluding the adjustments discussed above are $(0.35) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[4]	The hypothetical expenses paid excluding the adjustments discussed above are $(0.36) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

56                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Investment Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

57                         Short-Term Investments Trust

Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one and five year periods and above the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

58                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The

Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale

59                         Short-Term Investments Trust

through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether either Fund benefits from economies of scale through contractual breakpoints in such Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing any Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the each pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements.

60                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2015:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	43.56%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.21%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	14.72%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	32,718	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company; Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Chief Executive Officer, Invesco Canada Fund Inc (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association: and Chairman, Board of Governors, Western Golf Association;	144	Chairman of the Board of Trustees, Evans Scholars Foundation; and Chairman of the Board, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
		Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc..	N/A	N/A
Lisa O. Brinkley — 1959 Chief Compliance Officer	2004

Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A., Inc.); and Chief Compliance Officer, The Invesco Funds

Formerly: Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company.

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-2 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2015

Institutional Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objectives and Strategies

5 Fund Composition by Maturity

7 Schedules of Investments

37 Financial Statements

42 Notes to Financial Statements

54 Financial Highlights

55 Auditor’s Report

56 Fund Expenses

57 Approval of Investment Advisory and Sub-Advisory Contracts

61 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2015. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Economic prospects for the US economy continued to improve over the last year and the US Federal Reserve (the Fed) maintained its zero interest rate policy which limited money market fund yields to near zero. Employment in the US continued its sixth year of improvement as the unemployment rate reached its lowest level since 2008[1], and US economic growth remained relatively stable at 2.7% for the year ended June 30, 2015.[2] These positive economic data convinced many that the need for rates near zero, initially implemented as an emergency accommodation in 2008, had diminished and the Fed may consider raising interest rates. How-ever, a number of factors had kept the Fed at bay. These factors included stubbornly low US inflation and concerns about slower growth in emerging markets and China, and their potential impact on financial markets.

Since last year, some short-term yields have risen due to the belief the Fed might raise rates. For example, the 12 month US Treasury bill yielded 0.38% on August 31, 2015, up from 0.09% a year earlier.[3] Similarly, the three month US dollar Libor increased 9.5 basis points to 0.33% over the reporting period.[3] (A basis point is one one-hundredth of a percentage point.)

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. In April 2015, Invesco Global Liquidity did announce our intentions not to implement liquidity fees and redemption gates in our government money market funds when reform is fully implemented. Additionally, our government money market funds already comply with the new requirement that at least 99.5% of these funds be invested in cash, government securities and repurchase agreements backed by government securities.

We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies. Invesco Global Liquidity currently plans to offer a similar suite of solutions post reform.

Invesco Global Liquidity

For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: Bureau of Economic Analysis
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.
■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Institutional Class data as of 8/31/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	17 - 41 days	17 days	65 days	$15.9 billion
STIC Prime	9 - 18 days	11 days	13 days	1.7 billion
Treasury	37 - 62 days	38 days	85 days	7.8 billion
Government & Agency	31 - 53 days	44 days	95 days	4.2 billion
Government TaxAdvantage	22 - 54 days	42 days	70 days	105.5 million
Tax-Free Cash Reserve	18 - 53 days	26 days	28 days	456.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that pay interest which is excluded from gross income for federal income tax purposes and do not produce income that will be considered an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/15
	Liquid Assets Portfolio 1-14, 17-19	STIC Prime Portfolio 1-13, 16-19	Treasury Portfolio 2, 7-11, 13, 15, 17, 19	Government & Agency Portfolio 2, 7-11, 13, 15, 17, 19	Government TaxAdvantage Portfolio 2, 7-11, 13, 17, 19	Tax-Free Cash Reserve Portfolio 1-13, 17-19
1 - 7	42.2%	65.4%	63.7%	43.4%	12.9%	87.7%
8 - 30	11.6	12.8	4.6	3.5	48.8	0.3
31 - 60	19.3	21.8	4.1	6.5	0.0	1.2
61 - 90	1.4	0.0	2.4	9.0	5.1	0.3
91 - 180	16.0	0.0	8.5	23.4	19.3	4.3
181+	9.5	0.0	16.7	14.2	13.9	6.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
2	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
3	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
4	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
5	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
6	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

5                         Short-Term Investments Trust                                                                                                                                                                       continued on page 6

continued from page 5

13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
15	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
16	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
17	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
18	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.
19	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

6                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–35.54%(a)
Asset-Backed Securities — Consumer Receivables–4.85%
Barton Capital LLC(b)(c)	0.25%	11/02/15	$20,000	$20,000,000
Barton Capital LLC(b)(c)	0.25%	11/02/15	50,700	50,700,000
Barton Capital LLC(b)(c)	0.26%	12/01/15	25,000	25,000,000
Barton Capital LLC(b)(c)	0.26%	11/18/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.26%	12/04/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.24%	10/01/15	182,000	181,963,600
Old Line Funding, LLC(b)(c)	0.37%	01/04/16	70,000	70,000,000
Old Line Funding, LLC(b)(c)	0.37%	01/12/16	150,000	150,000,000
Old Line Funding, LLC(b)(c)	0.40%	02/22/16	74,800	74,800,000
Thunder Bay Funding, LLC(c)	0.24%	10/01/15	61,700	61,687,660
Thunder Bay Funding, LLC(c)	0.27%	10/05/15	48,056	48,043,746
Thunder Bay Funding, LLC(c)	0.28%	10/13/15	64,500	64,478,930
Thunder Bay Funding, LLC(b)(c)	0.37%	01/04/16	56,900	56,900,000
				878,573,936

Asset-Backed Securities — Fully Supported–2.35%
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.28%	11/27/15	30,000	30,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.31%	01/07/16	50,000	50,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.32%	12/16/15	25,000	25,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.35%	02/05/16	40,000	40,000,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/09/15	49,600	49,597,685
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	150,000	149,952,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	25,000	24,992,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.32%	10/08/15	57,000	57,005,323
				426,547,008

Asset-Backed Securities — Fully Supported Bank–8.79%
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/16/15	83,376	83,346,818
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/21/15	95,768	95,731,630
Atlantic Asset Securitization LLC (CEP–Credit Agricole & Investment Bank)(b)(c)(d)	0.25%	11/09/15	50,000	50,000,000
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(c)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(d)	0.25%	10/08/15	87,500	87,477,518
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.36%	12/14/15	134,800	134,800,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.37%	01/12/16	100,000	100,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.38%	02/10/16	87,500	87,500,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.28%	09/01/15	20,000	20,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/11/15	65,100	65,100,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/14/15	50,000	50,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.37%	01/08/16	96,400	96,400,000
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	60,000	59,985,833
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(c)(d)	0.25%	10/07/15	124,500	124,468,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/15/15	50,000	49,995,917
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.24%	10/19/15	20,000	19,993,600
Institutional Secured Funding LLC (Multi–CEP’s)(c)(d)	0.41%	10/05/15	25,000	24,990,320
Lexington Parker Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	84,500	84,480,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.30%	10/14/15	$60,000	$59,978,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(d)	0.22%	10/02/15	24,000	23,995,453
Mountcliff Funding LLC (Multi–CEP’s)(c)(d)	0.23%	10/01/15	75,000	74,985,625
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	20,000	20,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	60,000	60,000,000
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.22%	10/07/15	20,000	19,995,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/09/15	50,000	49,997,667
				1,593,212,155

Asset-Backed Securities — Multi-Purpose–3.07%
CAFCO, LLC(c)	0.20%	09/10/15	35,000	34,998,250
Chariot Funding, LLC(c)	0.30%	10/07/15	54,400	54,383,680
Chariot Funding, LLC(c)	0.30%	10/15/15	52,500	52,480,750
Chariot Funding, LLC(c)	0.30%	10/16/15	25,000	24,990,625
Chariot Funding, LLC(c)	0.32%	11/18/15	38,000	37,973,653
CHARTA, LLC(c)	0.20%	09/10/15	44,400	44,397,780
CHARTA, LLC(c)	0.20%	09/21/15	21,500	21,497,611
CRC Funding, LLC(c)	0.20%	09/10/15	65,000	64,996,750
Jupiter Securitization Co. LLC(c)	0.30%	10/13/15	30,000	29,989,500
Jupiter Securitization Co. LLC(c)	0.30%	10/15/15	20,000	19,992,667
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/01/15	35,000	35,000,000
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/02/15	65,000	64,999,639
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	50,000	50,000,000
				555,700,905

Diversified Banks–10.71%
BNP Paribas S.A.(d)	0.25%	09/14/15	65,000	64,994,132
Commonwealth Bank of Australia(c)(d)	0.21%	09/28/15	50,095	50,087,110
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/20/16	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/13/16	20,000	19,998,406
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/26/16	40,000	39,986,641
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/19/16	46,000	45,997,048
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/07/16	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/04/16	28,000	28,000,000
DBS Bank Ltd.(c)(d)	0.20%	09/02/15	56,200	56,199,688
DBS Bank Ltd.(c)(d)	0.21%	09/18/15	70,000	69,993,058
DBS Bank Ltd.(c)(d)	0.21%	09/21/15	57,400	57,393,303
DBS Bank Ltd.(c)(d)	0.22%	09/24/15	40,300	40,294,336
DBS Bank Ltd.(c)(d)	0.25%	10/23/15	67,900	67,875,480
ING (US) Funding LLC(d)	0.22%	09/14/15	60,000	59,995,233
ING (US) Funding LLC(d)	0.27%	09/18/15	73,700	73,690,603
J.P. Morgan Securities LLC(b)	0.38%	01/19/16	50,000	50,000,000
Mizuho Bank Ltd.(c)(d)	0.29%	10/15/15	60,000	59,979,100
Mizuho Bank Ltd.(c)(d)	0.30%	10/27/15	60,000	59,972,000
National Australia Bank Ltd.(c)(d)	0.22%	10/01/15	56,300	56,289,913
National Australia Bank Ltd.(b)(c)(d)	0.34%	01/29/16	104,750	104,750,000
Nordea Bank AB(c)(d)	0.26%	10/23/15	150,000	149,944,028
Nordea Bank AB(c)(d)	0.35%	01/05/16	66,800	66,718,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/09/15	$69,600	$69,596,752
Standard Chartered Bank(c)(d)	0.28%	09/03/15	49,000	48,999,238
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.20%	09/28/15	54,300	54,291,855
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.21%	09/18/15	50,000	49,995,042
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.22%	09/17/15	84,300	84,291,757
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/16/15	127,300	127,252,263
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/19/15	54,400	54,378,240
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/22/15	48,000	47,979,600
United Overseas Bank Ltd.(c)(d)	0.32%	11/17/15	55,800	55,761,808
Westpac Banking Corp.(b)(c)(d)	0.34%	02/08/16	35,500	35,500,000
				1,940,204,804

Industrial Conglomerates–1.29%
Danaher Corp.(c)	0.27%	10/05/15	233,000	232,940,585

Regional Banks–2.49%
ASB Finance Ltd.(c)(d)	0.29%	10/01/15	46,150	46,139,039
BNZ International Funding Ltd.(c)(d)	0.26%	09/16/15	55,400	55,393,998
BNZ International Funding Ltd.(c)(d)	0.26%	09/21/15	48,900	48,892,937
BNZ International Funding Ltd.(c)(d)	0.27%	09/08/15	55,300	55,297,151
Macquarie Bank Ltd.(c)(d)	0.28%	10/09/15	50,000	49,985,222
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/22/16	50,000	50,000,000
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/20/16	90,000	90,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.27%	09/01/15	54,600	54,600,000
				450,308,347

Soft Drinks–0.13%
Coca-Cola Co. (The)(c)	0.21%	10/08/15	24,000	23,994,820

Specialized Finance–1.86%
CDP Financial Inc.(c)(d)	0.20%	09/02/15	20,000	19,999,889
CDP Financial Inc.(c)(d)	0.20%	09/15/15	35,000	34,997,278
Nederlandse Waterschapsbank N.V.(c)(d)	0.24%	09/04/15	150,000	149,997,000
Nederlandse Waterschapsbank N.V.(c)(d)	0.27%	11/09/15	56,600	56,570,709
Nederlandse Waterschapsbank N.V.(c)(d)	0.35%	01/04/16	75,100	75,008,733
				336,573,609
Total Commercial Paper (Cost $6,438,056,169)				6,438,056,169

Certificates of Deposit–31.62%
Bank of Montreal(d)	0.21%	09/10/15	6,900	6,900,000
Bank of Montreal(d)	0.22%	09/15/15	74,500	74,500,000
Bank of Montreal(b)(d)	0.29%	12/11/15	55,900	55,900,000
Bank of Montreal(b)(d)	0.36%	01/20/16	60,000	60,000,000
Bank of Montreal(b)(d)	0.42%	09/09/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.33%	03/09/16	56,000	56,000,000
Bank of Nova Scotia(b)(d)	0.36%	02/22/16	40,000	40,000,000
Bank of Nova Scotia(b)(d)	0.43%	09/29/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.47%	09/09/16	100,000	100,000,000
Bank of Nova Scotia(b)(d)	0.53%	02/10/16	25,000	25,013,834
Bank of Scotland(d)	0.07%	09/01/15	75,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	09/08/15	40,000	40,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Canadian Imperial Bank of Commerce(b)(d)	0.34%	01/08/16	$54,500	$54,500,000
China Construction Bank Corp.(d)	0.19%	09/08/15	50,000	50,000,000
China Construction Bank Corp.(d)	0.20%	09/01/15	57,900	57,900,000
Credit Agricole Corporate & Investment Bank(d)	0.07%	09/01/15	150,000	150,000,000
Credit Industriel et Commercial(d)	0.15%	09/01/15	162,000	162,000,000
Credit Industriel et Commercial(d)	0.15%	09/02/15	260,000	260,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(d)	0.28%	09/02/15	50,000	50,000,000
DZ Bank AG Deutsche Zentral-Genossenschafts Bank(d)	0.31%	10/06/15	50,000	50,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/01/15	63,000	63,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/11/15	65,100	65,100,000
HSBC Bank USA N.A.(b)(d)	0.34%	12/18/15	65,000	65,000,000
Industrial & Commercial Bank of China Ltd.(d)	0.19%	09/02/15	79,300	79,300,000
KBC Bank N.V.(d)	0.15%	09/01/15	314,500	314,500,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/21/15	65,000	65,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/22/15	80,000	80,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.39%	02/05/16	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.40%	01/27/16	56,600	56,600,000
Mizuho Bank Ltd.(d)	0.27%	09/22/15	52,000	52,000,000
Natixis(d)	0.07%	09/01/15	811,658	811,657,702
Nordea Bank Finland PLC(d)	0.21%	09/01/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.25%	10/23/15	51,500	51,499,628
Norinchukin Bank (The)(d)	0.20%	09/11/15	20,000	20,000,000
Norinchukin Bank (The)(d)	0.26%	09/14/15	65,100	65,100,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/08/15	55,000	55,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	10/05/15	49,200	49,200,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	10/02/15	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.24%	09/18/15	60,000	60,000,000
Rabobank Nederland(d)	0.24%	09/17/15	65,100	65,100,000
Rabobank Nederland(b)(d)	0.33%	02/04/16	80,000	80,000,000
Royal Bank of Canada(b)(d)	0.35%	02/08/16	54,500	54,500,000
Royal Bank of Canada(b)(d)	0.40%	09/02/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.07%	09/01/15	194,000	194,000,000
Standard Chartered Bank(d)	0.07%	09/01/15	100,000	100,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	70,000	70,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	50,000	50,000,000
Standard Chartered Bank(b)(d)	0.37%	12/17/15	170,500	170,500,000
Sumitomo Mitsui Banking Corp.(d)	0.26%	09/08/15	112,000	112,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.26%	09/16/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	30,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	75,000	75,000,000
Svenska Handelsbanken AB(d)	0.06%	09/01/15	194,000	194,000,000
Swedbank AB(d)	0.14%	09/01/15	157,300	157,300,000
Toronto-Dominion Bank (The)(b)(d)	0.35%	01/20/16	45,000	45,000,000
Toronto-Dominion Bank (The)(b)(d)	0.45%	08/17/16	30,000	30,000,000
Wells Fargo Bank, N.A.(b)	0.34%	01/12/16	35,000	35,000,000
Westpac Banking Corp.(d)	0.20%	09/09/15	100,000	100,000,000
Total Certificates of Deposit (Cost $5,728,171,164)				5,728,171,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–5.98%(e)
Credit Enhanced–5.93%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$515	$515,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	09/01/19	3,635	3,635,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,000	1,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	25,085	25,085,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	22,515	22,515,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,465	5,465,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.12%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	600	600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.) (f)	0.17%	07/01/38	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	22,410	22,410,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	6,645	6,645,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,250	2,250,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	19,250	19,250,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/37	16,000	16,000,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.03%	03/01/34	6,500	6,500,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/19	490	490,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	25,880	25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	6,440	6,440,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	$2,900	$2,900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	925	925,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,140	12,140,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/37	3,200	3,200,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	585	585,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,380	12,380,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.04%	11/15/35	2,690	2,690,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	9,810	9,810,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	710	710,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	8,500	8,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/25	4,300	4,300,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.02%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	780	780,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	750	750,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/35	4,645	4,645,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	06/01/29	1,320	1,320,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.11%	06/01/17	670	670,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	02/15/33	8,270	8,270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	01/01/37	3,500	3,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(f)	0.09%	05/01/36	$4,605	$4,605,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/29	500	500,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/34	3,000	3,000,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.04%	05/01/42	2,525	2,525,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.01%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	10,700	10,700,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	5,600	5,600,000
Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.01%	05/15/38	12,850	12,850,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,090	5,090,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.03%	09/01/21	725	725,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,550	14,550,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/28	3,000	3,000,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/26	3,765	3,765,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.03%	04/15/30	2,700	2,700,000
Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/37	6,900	6,900,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	07/01/27	1,300	1,300,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	4,305	4,305,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.19%	03/01/39	2,100	2,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	04/01/37	7,600	7,600,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	30,100	30,100,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,800	4,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/01/33	11,500	11,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	$1,000	$1,000,000
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.03%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	2,500	2,500,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.01%	11/01/41	5,500	5,500,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.01%	05/15/41	28,100	28,100,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/32	5,340	5,340,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	09/01/27	5,770	5,770,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	6,135	6,135,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	480	480,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/23	4,755	4,755,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,615	3,615,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	70,400	70,400,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	9,000	9,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.05%	12/01/32	3,706	3,706,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,000	1,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	28,305	28,305,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	04/01/26	3,725	3,725,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,170	1,170,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/42	300	300,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	3,345	3,345,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	08/01/29	$1,200	$1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,090	12,090,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/35	3,915	3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	12/01/27	9,600	9,600,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,894	4,894,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(f)	0.02%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	10/01/33	1,250	1,250,000
Tarrant (County of), Texas Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,475	4,475,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	6,470	6,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	16,510	16,510,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	400	400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)	0.07%	04/01/42	2,450	2,450,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/38	1,800	1,800,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.04%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,330	3,330,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/27	9,625	9,625,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	90	90,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	$22,400	$22,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	9,105	9,105,000
				1,073,477,000

Other Variable Rate Demand Notes–0.05%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.04%	09/15/24	8,520	8,520,000
Total Variable Rate Demand Notes (Cost $1,081,997,000)				1,081,997,000

Other Bonds & Notes–4.00%
Commonwealth Bank of Australia, Sr. Unsec. Notes(b)(c)(d)	1.09%	09/18/15	41,000	41,016,241
New York Life Global Funding, Sec. Notes(b)(c)	0.35%	08/05/16	73,000	73,000,070
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.40%	09/21/16	235,000	235,000,000
Unsec. Medium-Term Notes(b)	0.40%	09/19/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.53%	09/06/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $724,016,311)				724,016,311
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.14% (Cost $13,972,240,644)				13,972,240,644

			Repurchase Amount
Repurchase Agreements–22.82%(g)
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $100,000,417 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Government Sponsored Agency obligations valued at $102,000,000; 1.25%-6.00%, 10/02/19-04/20/62)	0.15%	09/01/15	100,000,417	100,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $200,000,778 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0%-4.63%, 11/12/15-08/15/43)	0.14%	09/01/15	200,000,778	200,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $250,000,833 (collateralized by U.S. Treasury obligations valued at $255,000,007; 0.25%-6.88%, 01/15/21-08/15/25)	0.12%	09/01/15	250,000,833	250,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities valued at $346,921,106; 0.03%-99.99%, 10/25/18-09/25/45)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/25/15, maturing value of $200,007,778 (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities and Foreign Corporate obligations valued at $204,456,021; 0%-7.00%, 04/25/17-09/25/55)(d)(i)	0.20%	09/01/15	200,007,778	200,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $90,000,750 (collateralized by Domestic and Foreign Corporate obligations valued at $99,000,870; 3.88%-10.00%, 02/15/16-03/01/33)(d)	0.30%	09/01/15	90,000,750	90,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, aggregate maturing value of $300,001,167 (collateralized by Domestic Agency Mortgage-backed securities valued at $306,001,678; 1.96%-4.00%, 08/01/26-10/01/42)	0.14%	09/01/15	300,001,167	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $418,000,000 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $459,800,000; 0%-27.00%, 05/25/23-11/25/57)(i)	0.47%	10/23/15	418,316,519	418,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $350,176,944 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic Non-Agency Mortgage-backed securities, U.S. Government Sponsored Agency obligations and Domestic and Foreign Corporate obligations valued at $377,862,585; 0%-14.00%, 09/27/15-08/15/96)	0.52%	10/05/15	350,176,944	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(i)	0.10%	10/27/15	$50,012,778	$50,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,000; 0%-10.20%, 09/15/15-11/15/53)(d)(i)	0.26%	09/02/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/16/15, maturing value of $150,091,000 (collateralized by Domestic and Foreign Corporate obligations valued at $157,500,000; 0%-9.88%, 01/11/16-12/15/66)(d)(i)	0.24%	09/15/15	150,091,000	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/06/15, maturing value of $150,103,500 (collateralized by Domestic Agency Mortgage-backed securities and Foreign Corporate obligations valued at $153,000,000; 0%-7.71%, 04/10/18-03/20/65)(d)(i)	0.27%	10/06/15	150,103,500	150,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	291,458,675	291,457,623
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	225,000,750	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $550,002,292 (collateralized by Domestic Agency Mortgage-backed securities valued at $561,000,000; 0.50%-8.50%, 01/25/18-08/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $600,002,500 (collateralized by Domestic Agency Mortgage-backed securities valued at $612,000,001; 3.50%, 06/01/45-07/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/04/15, maturing value of $115,143,750 (collateralized by Domestic Mortgage-backed securities, Domestic and Foreign Corporate obligations, U.S. Government Sponsored Agency obligations and Foreign and Domestic Certificates of Deposit valued at $120,188,336; 0%-9.38%, 11/06/15-02/12/51)	0.50%	09/02/15	115,143,750	115,000,000
Total Repurchase Agreements (Cost $4,134,457,623)				4,134,457,623
TOTAL INVESTMENTS(j)(k)–99.96% (Cost $18,106,698,267)				18,106,698,267
OTHER ASSETS LESS LIABILITIES–0.04%				7,517,263
NET ASSETS–100.00%				$18,114,215,530

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds

Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $5,970,798,789, which represented 32.96% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 12.9%; France: 9.4%; Japan: 6.8%; Australia: 6.4%; other countries less than 5% each: 26.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.57%
BNY Mellon Ltd.	0.07%	09/01/15	$133,000	$133,000,000
China Construction Bank Corp.(a)	0.20%	09/01/15	10,000	10,000,000
China Construction Bank Corp.(a)	0.20%	09/08/15	20,000	20,000,000
Credit Agricole Corporate & Investment Bank S.A.(a)	0.07%	09/01/15	133,000	133,000,000
Credit Industriel et Commercial(a)	0.15%	09/01/15	30,000	30,000,000
Credit Industriel et Commercial(a)	0.15%	09/02/15	50,000	50,000,000
Industrial & Commercial Bank of China Ltd.(a)	0.19%	09/02/15	12,000	12,000,000
KBC Bank N.V.(a)	0.15%	09/01/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/04/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/11/15	30,000	30,000,000
Norinchukin Bank (The)(a)	0.23%	10/13/15	30,000	30,000,000
Skandinaviska Enskilda Banken AB(a)	0.07%	09/01/15	133,000	133,000,000
Standard Chartered Bank(a)	0.07%	09/01/15	132,696	132,696,329
Sumitomo Mitsui Banking Corp.(a)	0.18%	09/01/15	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.06%	09/01/15	133,000	133,000,000
Swedbank AB(a)	0.14%	09/01/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.28%	09/01/15	10,000	10,000,000
Total Certificates of Deposit (Cost $1,031,696,329)				1,031,696,329

Commercial Paper–35.69%(c)
Asset-Backed Securities — Consumer Receivables–1.68%
Barton Capital LLC(b)(d)	0.26%	11/18/15	20,000	20,000,000
Barton Capital LLC(b)(d)	0.26%	12/01/15	25,000	25,000,000
				45,000,000

Asset-Backed Securities — Fully Supported–0.94%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(b)(d)	0.32%	10/08/15	25,000	25,002,335

Asset-Backed Securities — Fully Supported Bank–17.94%
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(a)(b)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.25%	10/08/15	50,000	49,987,153
Concord Minutemen Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/05/15	20,000	19,995,278
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/07/15	10,000	9,997,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	09/15/15	75,000	74,993,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.24%	10/19/15	25,000	24,992,000
Lexington Parker Capital Co. LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	79,000	78,999,122
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)	0.23%	10/02/15	10,000	9,998,019
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	25,000	24,999,722
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.23%	10/01/15	20,000	19,996,167
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.15%	09/01/15	50,000	50,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.19%	09/21/15	31,000	30,996,728
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.21%	09/21/15	25,000	24,997,083
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	10/01/15	10,000	9,998,250
				479,939,647

Asset-Backed Securities — Multi–Purpose–2.62%
Versailles Commercial Paper LLC(b)(d)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(d)	0.27%	10/28/15	50,000	50,000,000
				70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.39%
Toyota Motor Credit Corp.(a)	0.21%	10/09/15	$64,000	$63,985,813

Diversified Banks–2.24%
BNP Paribas S.A.(a)	0.25%	10/26/15	50,000	49,980,903
DBS Bank Ltd.(a)(d)	0.25%	10/23/15	10,000	9,996,389
				59,977,292

Industrial Conglomerates–2.80%
Danaher Corp.(d)	0.27%	10/05/15	75,000	74,980,875

Regional Banks–3.21%
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/04/15	26,000	25,999,567
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/18/15	60,000	59,994,333
				85,993,900

Specialized Finance–1.87%
Caisse des Depots et Consignations(a)(d)	0.19%	09/04/15	50,000	49,999,208
Total Commercial Paper (Cost $954,879,070)				954,879,070

Variable Rate Demand Notes–6.10%(e)
Credit Enhanced–6.10%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	2,130	2,130,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.03%	10/01/25	1,235	1,235,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	500	500,000
Derry (Township of) Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	25,715	25,715,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,450	1,450,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	10,360	10,360,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	0.15%	04/01/47	51,400	51,400,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	1,700	1,700,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.(f)	0.03%	06/01/35	5,120	5,120,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(a)(f)	0.40%	11/01/49	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	$1,600	$1,600,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	5,200	5,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	2,215	2,215,000
Total Variable Rate Demand Notes (Cost $163,080,000)				163,080,000

U.S. Government Sponsored Agency Securities–0.98%
Overseas Private Investment Corp. (OPIC)–0.98%
Unsec. Gtd. VRD COP Bonds(e)	0.15%	05/15/30	12,220	12,220,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/15/22	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/20/22	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $26,220,000)				26,220,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.34% (Cost $2,175,875,399)				2,175,875,399

			Repurchase Amount
Repurchase Agreements–18.65%(g)
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $10,000,083 (collateralized by Domestic Corporate obligations valued at $10,842,246; 1.95%-6.00%, 03/15/18-09/01/40)(a)	0.30%	09/01/15	10,000,083	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $55,041,647 (collateralized by Domestic Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $60,500,000; 0%-6.42%, 01/26/36-05/25/54)(h)	0.47%	10/23/15	55,041,647	55,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/28/15, maturing value of $25,019,583 (collateralized by a Domestic Non-Agency Mortgage-backed security valued at $27,500,001; 3.44%, 09/25/57)(h)	0.47%	10/27/15	25,019,583	25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $20,010,111 (collateralized by a Foreign Non-Agency Asset-backed security valued at $22,000,000; 0.49%, 09/10/46)(h)	0.52%	10/05/15	20,010,111	20,000,000
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(h)	0.10%	10/27/15	100,025,556	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,000; 0%-10.20%, 09/09/16-05/15/46)(a)(h)	0.26%	09/02/15	75,048,750	75,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	49,017,058	49,016,881
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	75,000,250	75,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/28/15, maturing value of $90,058,000 (collateralized by a U.S. Government Sponsored Agency obligation valued at $91,800,000; 1.85%, 05/29/20)(h)	0.40%	09/24/15	90,058,000	90,000,000
Total Repurchase Agreements (Cost $499,016,881)				499,016,881
TOTAL INVESTMENTS(i)(j)–99.99% (Cost $2,674,892,280)				2,674,892,280
OTHER ASSETS LESS LIABILITIES–0.01%				308,085
NET ASSETS–100.00%				$2,675,200,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 15.3%; Japan: 14.8%; Switzerland: 10.9%; United Kingdom: 10.8%; other countries less than 5% each: 15.7%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $833,562,182, which represented 31.16% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.56%
U.S. Treasury Bills–11.62%(a)
U.S. Treasury Bills	0.09%	09/17/15	$100,000	$99,995,889
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,997,222
U.S. Treasury Bills	0.13%	11/12/15	150,000	149,960,150
U.S. Treasury Bills	0.11%	12/31/15	150,000	149,944,542
U.S. Treasury Bills	0.13%	01/21/16	200,000	199,899,810
U.S. Treasury Bills	0.16%	02/04/16	100,000	99,932,833
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,870,000
U.S. Treasury Bills	0.23%	04/28/16	150,000	149,778,500
U.S. Treasury Bills	0.24%	04/28/16	150,000	149,767,500
U.S. Treasury Bills	0.23%	05/26/16	50,000	49,914,389
U.S. Treasury Bills	0.25%	05/26/16	200,000	199,627,778
U.S. Treasury Bills	0.26%	05/26/16	250,000	249,525,417
U.S. Treasury Bills	0.28%	06/23/16	75,000	74,830,416
U.S. Treasury Bills	0.29%	06/23/16	75,000	74,827,025
				1,847,871,471

U.S. Treasury Notes–20.94%
U.S. Treasury Floating Rate Notes(b)	0.12%	07/31/16	250,000	249,999,998
U.S. Treasury Floating Rate Notes(b)	0.10%	10/31/16	150,000	149,955,673
U.S. Treasury Floating Rate Notes(b)	0.13%	01/31/17	700,000	700,012,934
U.S. Treasury Floating Rate Notes(b)	0.13%	07/31/17	350,000	349,999,030
U.S. Treasury Notes	0.25%	09/15/15	350,000	350,015,947
U.S. Treasury Notes	0.25%	10/15/15	300,000	300,021,936
U.S. Treasury Notes	0.25%	10/31/15	85,000	85,009,871
U.S. Treasury Notes	1.25%	10/31/15	150,000	150,262,500
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,277,815
U.S. Treasury Notes	0.38%	01/31/16	245,000	245,230,421
U.S. Treasury Notes	0.38%	02/15/16	350,000	350,373,872
U.S. Treasury Notes	9.25%	02/15/16	48,000	49,980,628
U.S. Treasury Notes	0.25%	02/29/16	200,000	200,082,070
U.S. Treasury Notes	2.13%	02/29/16	50,000	50,491,396
				3,331,714,091
Total U.S. Treasury Securities (Cost $5,179,585,562)				5,179,585,562
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.56% (Cost $5,179,585,562)				5,179,585,562

			Repurchase Amount
Repurchase Agreements–67.43%(c)
Bank of Montreal, Term agreement dated 07/17/15, maturing value of $300,067,500 (collateralized by U.S. Treasury obligations valued at $306,000,056; 0.63%-8.00%, 06/30/17-05/15/45)(d)	0.09%	10/15/15	300,067,500	300,000,000
Bank of Montreal, Term agreement dated 07/22/15, maturing value of $100,020,750 (collateralized by U.S. Treasury obligations valued at $102,000,099; 0.25%-8.75%, 11/30/15-02/15/43)(d)	0.09%	10/14/15	100,020,750	100,000,000
Bank of Montreal, Term agreement dated 07/29/15, maturing value of $500,106,250 (collateralized by U.S. Treasury obligations valued at $510,000,082; 0.50%-8.00%, 09/30/16-08/15/40)(d)	0.09%	10/23/15	500,106,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 08/19/15, maturing value of $250,048,611 (collateralized by U.S. Treasury obligations valued at $255,000,084; 0.88%-8.00%, 02/28/17-05/15/25)(d)	0.14%	10/08/15	$250,048,611	$250,000,000
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $200,000,722 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-9.25%, 10/31/15-08/15/39)	0.13%	09/01/15	200,000,722	200,000,000
BMO Capital Markets Corp., Term agreement dated 05/27/15, maturing value of $250,068,750 (collateralized by U.S. Treasury obligations valued at $255,000,079; 0.38%-8.75%, 11/15/15-08/15/40)(d)	0.10%	09/04/15	250,068,750	250,000,000
BNP Paribas Securities Corp., Agreement dated 08/31/15, maturing value of $750,002,500 (collateralized by U.S. Treasury obligations valued at $765,000,054; 0%-8.75%, 09/15/15-11/15/41)	0.12%	09/01/15	750,002,500	750,000,000
BNP Paribas Securities Corp., Term agreement dated 08/12/15, maturing value of $600,045,000 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-8.75%, 03/31/16-01/15/26)(d)	0.09%	09/18/15	600,045,000	600,000,000
CIBC World Markets Corp., Agreement dated 08/31/15, maturing value of $100,000,333 (collateralized by U.S. Treasury obligations valued at $102,004,823; 0.38%-3.63%, 04/30/16-08/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Citigroup Global Markets Inc., Term agreement dated 08/12/15, maturing value of $500,058,333 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-4.75%, 02/15/16-05/15/45)(d)	0.12%	09/16/15	500,058,333	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.13%-3.63%, 01/31/20-04/15/20)	0.12%	09/01/15	500,001,667	500,000,000
Goldman, Sachs & Co., Term agreement dated 08/25/15, maturing value of $1,200,082,667 (collateralized by U.S. Treasury obligations valued at $1,224,000,015; 0%-7.50%, 09/15/15-05/15/43)(d)	0.08%	09/25/15	1,200,082,667	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $250,000,764 (collateralized by U.S. Treasury obligations valued at $255,001,182; 0.63%-3.00%, 06/30/17-11/15/44)	0.11%	09/01/15	250,000,764	250,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/15, maturing value of $700,012,250 (collateralized by U.S. Treasury obligations valued at $714,002,393; 0.13%-2.00%, 01/15/16-01/15/21)(d)	0.09%	09/02/15	700,012,250	700,000,000
ING Financial Markets, LLC, Term agreement dated 08/25/15, maturing value of $300,005,250 (collateralized by U.S. Treasury obligations valued at $306,000,180; 1.38%-1.75%, 02/28/19-05/15/23)(d)	0.09%	09/01/15	300,005,250	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/15, maturing value of $350,001,167 (collateralized by U.S. Treasury obligations valued at $357,000,040; 1.63%-5.38%, 03/31/19-02/15/31)	0.12%	09/01/15	350,001,167	350,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $600,009,333 (collateralized by U.S. Treasury obligations valued at $612,000,001; 1.75%-2.25%, 03/31/21-02/15/25)(d)	0.08%	09/02/15	600,009,333	600,000,000
Mitsubishi UFJ Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.50%, 04/15/16-02/15/45)	0.12%	09/01/15	500,001,667	500,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	176,780,914	176,780,276
Societe Generale, Term agreement dated 08/12/15, maturing value of $250,027,500 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.13%-8.75%, 02/15/18-02/15/45)(d)	0.12%	09/14/15	250,027,500	250,000,000
Societe Generale, Term agreement dated 08/17/15, maturing value of $500,055,972 (collateralized by U.S. Treasury obligations valued at $510,000,020; 0.75%-2.50%, 10/15/17-02/15/45)(d)	0.13%	09/17/15	500,055,972	500,000,000
Societe Generale, Term agreement dated 08/20/15, maturing value of $500,053,333 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.13%-8.88%, 08/15/17-02/15/41)(d)	0.12%	09/21/15	500,053,333	500,000,000
Societe Gienerale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(d)	0.10%	09/08/15	300,039,167	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	$100,000,333	$100,000,000
Wells Fargo Securities, LLC, Agreement dated 08/31/15, maturing value of $175,000,632 (collateralized by U.S. Treasury obligations valued at $178,500,076; 1.38%, 02/29/20)	0.13%	09/01/15	175,000,632	175,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	200,000,722	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/17/15, maturing value of $225,041,250 (collateralized by U.S. Treasury obligations valued at $229,500,037; 2.00%-2.63%, 11/15/20-08/31/21)(d)	0.11%	09/15/15	225,041,250	225,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/04/15, maturing value of $350,068,833 (collateralized by U.S. Treasury obligations valued at $357,000,001; 0%-3.13%, 09/03/15-02/15/43)(d)	0.12%	10/02/15	350,068,833	350,000,000
Total Repurchase Agreements (Cost $10,726,780,276)				10,726,780,276
TOTAL INVESTMENTS(e)–99.99% (Cost $15,906,365,838)				15,906,365,838
OTHER ASSETS LESS LIABILITIES–0.01%				1,972,400
NET ASSETS–100.00%				$15,908,338,238

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–58.44%
Federal Farm Credit Bank (FFCB)–12.80%
Disc. Notes(a)	0.20%	01/22/16	$15,000	$14,988,381
Disc. Notes(a)	0.22%	02/11/16	50,000	49,950,194
Unsec. Bonds(b)	0.15%	10/08/15	85,000	84,999,550
Unsec. Bonds(b)	0.15%	11/02/15	75,000	74,999,048
Unsec. Bonds(b)	0.16%	12/09/15	175,000	174,995,100
Unsec. Bonds(b)	0.16%	12/09/15	50,000	50,000,000
Unsec. Bonds(b)	0.17%	01/25/16	19,800	19,800,832
Unsec. Bonds(b)	0.17%	04/21/16	33,000	32,999,025
Unsec. Bonds(b)	0.17%	05/05/16	145,000	144,995,220
Unsec. Bonds(b)	0.16%	10/03/16	30,000	30,003,474
Unsec. Bonds(b)	0.22%	10/11/16	32,100	32,122,745
Unsec. Bonds(b)	0.25%	01/17/17	14,789	14,807,627
Unsec. Bonds(b)	0.23%	07/25/17	35,600	35,632,580
				760,293,776

Federal Home Loan Bank (FHLB)–24.52%
Unsec. Bonds(b)	0.15%	05/18/16	70,000	70,000,000
Unsec. Bonds(b)	0.15%	07/22/16	150,000	150,000,000
Unsec. Disc. Notes(a)	0.02%	09/01/15	11,708	11,708,356
Unsec. Disc. Notes(a)	0.03%	09/02/15	10,000	9,999,992
Unsec. Disc. Notes(a)	0.15%	09/18/15	4,000	3,999,712
Unsec. Disc. Notes(a)	0.15%	10/21/15	100,000	99,979,167
Unsec. Disc. Notes(a)	0.10%	11/09/15	350,000	349,936,271
Unsec. Disc. Notes(a)	0.19%	11/16/15	10,000	9,995,989
Unsec. Disc. Notes(a)	0.16%	11/20/15	5,000	4,998,278
Unsec. Disc. Notes(a)	0.11%	11/25/15	39,700	39,690,158
Unsec. Disc. Notes(a)	0.16%	12/02/15	60,000	59,976,233
Unsec. Disc. Notes(a)	0.16%	12/04/15	35,000	34,985,378
Unsec. Disc. Notes(a)	0.17%	01/06/16	98,000	97,942,956
Unsec. Disc. Notes(a)	0.22%	01/20/16	8,100	8,093,179
Unsec. Disc. Notes(a)	0.21%	01/26/16	10,000	9,991,425
Unsec. Disc. Notes(a)	0.18%	01/27/16	54,000	53,960,040
Unsec. Disc. Notes(a)	0.20%	01/27/16	7,435	7,428,887
Unsec. Disc. Notes(a)	0.18%	02/03/16	45,770	45,735,513
Unsec. Disc. Notes(a)	0.22%	02/03/16	38,650	38,613,987
Unsec. Disc. Notes(a)	0.19%	02/12/16	100,000	99,913,444
Unsec. Disc. Notes(a)	0.23%	02/19/16	15,206	15,189,387
Unsec. Disc. Notes(a)	0.23%	02/26/16	49,293	49,236,943
Unsec. Disc. Notes(a)	0.24%	03/02/16	11,234	11,220,294
Unsec. Global Bonds(b)	0.17%	09/08/15	75,000	74,999,782
Unsec. Global Bonds(b)	0.16%	10/14/15	18,500	18,500,067
Unsec. Global Bonds(b)	0.15%	08/18/16	80,000	79,996,110
				1,456,091,548

Federal Home Loan Mortgage Corp. (FHLMC)–8.24%
Unsec. Disc. Notes(a)	0.15%	09/11/15	10,000	9,999,583
Unsec. Disc. Notes(a)	0.14%	09/21/15	24,938	24,936,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.15%	10/02/15	$55,000	$54,993,133
Unsec. Disc. Notes(a)	0.14%	10/09/15	20,000	19,997,044
Unsec. Disc. Notes(a)	0.14%	11/06/15	25,000	24,993,583
Unsec. Disc. Notes(a)	0.16%	11/16/15	6,000	5,998,037
Unsec. Disc. Notes(a)	0.16%	11/23/15	5,000	4,998,213
Unsec. Disc. Notes(a)	0.15%	12/14/15	20,000	19,991,622
Unsec. Disc. Notes(a)	0.19%	01/21/16	7,500	7,494,527
Unsec. Disc. Notes(a)	0.20%	01/22/16	25,000	24,980,139
Unsec. Disc. Notes(a)	0.18%	01/29/16	28,493	28,471,631
Unsec. Disc. Notes(a)	0.19%	01/29/16	110,700	110,612,363
Unsec. Disc. Notes(a)	0.20%	01/29/16	7,023	7,017,294
Unsec. Disc. Notes(a)	0.20%	02/01/16	7,090	7,083,974
Unsec. Disc. Notes(a)	0.19%	02/19/16	50,000	49,954,875
Unsec. Disc. Notes(a)	0.21%	03/16/16	42,800	42,750,816
Unsec. Global Notes(b)	0.16%	02/18/16	35,000	34,997,514
Unsec. Global Notes(b)	0.20%	01/13/17	10,000	10,006,303
				489,276,711

Federal National Mortgage Association (FNMA)–9.71%
Unsec. Disc. Notes(a)	0.15%	09/16/15	49,250	49,246,922
Unsec. Disc. Notes(a)	0.14%	09/23/15	25,000	24,997,861
Unsec. Disc. Notes(a)	0.15%	09/23/15	22,581	22,578,964
Unsec. Disc. Notes(a)	0.14%	10/07/15	80,000	79,988,640
Unsec. Disc. Notes(a)	0.14%	10/14/15	29,100	29,095,134
Unsec. Disc. Notes(a)	0.14%	11/18/15	20,000	19,993,933
Unsec. Disc. Notes(a)	0.15%	12/01/15	15,800	15,794,009
Unsec. Disc. Notes(a)	0.20%	01/13/16	2,820	2,817,880
Unsec. Disc. Notes(a)	0.20%	01/19/16	10,000	9,992,417
Unsec. Disc. Notes(a)	0.20%	01/20/16	5,700	5,695,535
Unsec. Disc. Notes(a)	0.20%	01/21/16	10,000	9,992,111
Unsec. Disc. Notes(a)	0.19%	01/27/16	75,645	75,585,913
Unsec. Disc. Notes(a)	0.22%	02/03/16	15,000	14,985,792
Unsec. Disc. Notes(a)	0.23%	02/03/16	62,000	61,938,603
Unsec. Disc. Notes(a)	0.25%	02/10/16	70,000	69,921,250
Unsec. Disc. Notes(a)	0.21%	03/01/16	27,100	27,071,229
Unsec. Disc. Notes(a)	0.22%	03/07/16	15,000	14,982,767
Unsec. Disc. Notes(a)	0.23%	03/14/16	42,250	42,197,363
				576,876,323

Overseas Private Investment Corp. (OPIC)–3.17%
Gtd. VRD COP Bonds(c)	0.16%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	51,000	51,000,000
Gtd. VRD COP Bonds(c)	0.16%	11/15/28	100,000	100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,470,538,358)				3,470,538,358

U.S. Treasury Securities–1.77%
U.S. Treasury Notes(b) (Cost $105,005,426)	0.13%	07/31/17	105,000	105,005,426
TOTAL INVESTMENTS (excluding Repurchase Agreements)–60.21% (Cost $3,575,543,784)				3,575,543,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–39.79%(d)
BMO Capital Markets Corp., Joint agreement dated 08/31/15, aggregate maturing value of $200,000,667 (collateralized by U.S. Government Sponsored Agency obligations valued at $204,000,745; 0%-6.75%, 09/10/15-11/15/38)	0.12%	09/01/15	$100,000,334	$100,000,000
Citigroup Global Markets Inc., Joint agreement dated 08/31/15, aggregate maturing value of $250,000,903 (collateralized by U.S. Government Sponsored Agency obligations valued at $255,000,340; 0%-6.25%, 01/20/16-07/15/36)	0.13%	09/01/15	150,000,542	150,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/12/15, aggregate maturing value of $250,031,597 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $255,000,000; 0%-8.25%, 09/14/15-04/01/56)(e)	0.13%	09/16/15	200,025,278	200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,806 (collateralized by U.S. Treasury obligation valued at $510,000,083; 0.13%, 04/15/17)	0.13%	09/01/15	500,001,806	500,000,000
ING Financial Markets, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $150,000,542 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $153,001,075; 0.88%-3.50%, 02/22/17-05/15/25)	0.13%	09/01/15	100,000,361	100,000,000
ING Financial Markets, LLC, Joint term agreement dated 08/04/15, aggregate maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,004,162; 1.75%-3.75%, 05/15/23-11/15/43)(e)	0.12%	09/03/15	180,018,000	180,000,000
ING Financial Markets, LLC, Term agreement dated 08/27/15, maturing value of $200,003,111 (collateralized by U.S. Treasury obligations valued at $204,002,003; 2.50%-2.75%, 11/15/23-05/15/24)(e)	0.08%	09/03/15	200,003,111	200,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint term agreement dated 08/26/15, aggregate maturing value of $350,006,125 (collateralized by U.S. Government Sponsored Agency obligations valued at $357,000,592; 0%-3.50%, 01/04/16-03/14/33)(e)	0.09%	09/02/15	300,005,250	300,000,000
Societe Generale, Term agreement dated 07/22/15, maturing value of $200,040,000 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $204,000,082; 0%-2.64%, 01/31/17-01/15/26)(e)	0.10%	10/02/15	200,040,000	200,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	62,479,264	62,479,038
Societe Generale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(e)	0.10%	09/08/15	200,026,111	200,000,000
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	70,958,756	70,958,500
Total Repurchase Agreements (Cost $2,363,437,538)				2,363,437,538
TOTAL INVESTMENTS(f)–100.00% (Cost $5,938,981,322)				5,938,981,322
OTHER ASSETS LESS LIABILITIES–0.00%				87,552
NET ASSETS–100.00%				$5,939,068,874

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–83.08%
Federal Farm Credit Bank (FFCB)–36.12%
Disc. Notes(a)	0.01%	09/01/15	$10,000	$10,000,000
Disc. Notes(a)	0.06%	09/02/15	5,000	4,999,992
Disc. Notes(a)	0.06%	09/21/15	10,788	10,787,640
Disc. Notes(a)	0.16%	12/03/15	5,000	4,997,933
Disc. Notes(a)	0.21%	01/14/16	1,648	1,646,733
Disc. Notes(a)	0.23%	02/12/16	5,000	4,994,875
Disc. Notes(a)	0.23%	03/24/16	5,000	4,993,594
Unsec. Bonds	4.88%	12/16/15	1,000	1,013,499
Unsec. Bonds	2.35%	12/22/15	1,090	1,097,091
Unsec. Bonds	3.75%	01/29/16	1,000	1,014,326
Unsec. Bonds(b)	0.19%	02/10/16	2,706	2,706,129
Unsec. Bonds(b)	0.21%	04/06/16	8,000	8,001,969
Unsec. Bonds(b)	0.27%	04/20/16	4,820	4,822,810
Unsec. Bonds(b)	0.17%	05/05/16	5,000	4,999,835
Unsec. Bonds(b)	0.17%	05/06/16	4,275	4,274,794
				70,351,220

Federal Home Loan Bank (FHLB)–44.39%
Unsec. Disc. Notes(a)	0.02%	09/01/15	3,292	3,291,644
Unsec. Disc. Notes(a)	0.06%	09/02/15	1,725	1,724,997
Unsec. Disc. Notes(a)	0.07%	09/02/15	5,000	4,999,991
Unsec. Disc. Notes(a)	0.07%	09/08/15	1,000	999,986
Unsec. Disc. Notes(a)	0.06%	09/09/15	5,000	4,999,939
Unsec. Disc. Notes(a)	0.07%	09/11/15	2,850	2,849,945
Unsec. Disc. Notes(a)	0.06%	09/15/15	5,200	5,199,879
Unsec. Disc. Notes(a)	0.06%	09/18/15	35,056	35,055,061
Unsec. Disc. Notes(a)	0.06%	09/21/15	12,129	12,128,596
Unsec. Disc. Notes(a)	0.08%	09/23/15	5,217	5,216,761
Unsec. Disc. Notes(a)	0.07%	09/24/15	5,000	4,999,776
Unsec. Disc. Notes(a)	0.16%	11/12/15	5,000	4,998,450
				86,465,025

Tennessee Valley Authority (TVA)–2.57%
Sr. Unsec. Disc. Notes(a)	0.07%	09/08/15	5,000	4,999,932
Total U.S. Government Sponsored Agency Securities (Cost $161,816,177)				161,816,177

U.S. Treasury Securities–16.68%
U.S. Treasury Bills–8.98%(a)
U.S. Treasury Bills	0.15%	09/17/15	7,500	7,499,500
U.S. Treasury Bills	0.18%	12/31/15	5,000	4,997,059
U.S. Treasury Bills	0.14%	01/28/16	5,000	4,997,061
				17,493,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–7.70%
U.S. Treasury Notes	0.25%	10/31/15	$5,000	$5,000,529
U.S. Treasury Notes	0.25%	11/30/15	5,000	5,001,760
U.S. Treasury Notes	0.38%	01/31/16	5,000	5,005,316
				15,007,605
Total U.S. Treasury Securities (Cost $32,501,225)				32,501,225
TOTAL INVESTMENTS(c)–99.76% (Cost $194,317,402)				194,317,402
OTHER ASSETS LESS LIABILITIES–0.24%				466,017
NET ASSETS–100.00%				$194,783,419

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.50%
Alabama–5.39%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	$12,000	$12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	04/01/28	10,000	10,000,000
				32,000,000

Arizona–1.17%
Salt River Project Agricultural Improvement and Power District ; Series 2009 B, Electric System RB	4.00%	01/01/16	2,150	2,177,099
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/37	4,750	4,750,000
				6,927,099

California–4.08%
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/16	16,700	16,700,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/16	7,450	7,523,296
				24,223,296

Colorado–4.58%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/34	2,000	2,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/24	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.14%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.13%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,695	3,695,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,210,000

Delaware–0.93%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/36	2,850	2,850,000
				5,545,000

District of Columbia–0.30%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	01/01/29	1,777	1,777,000

Florida–4.85%
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)(a)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.04%	11/15/35	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(d)(e)(f)	0.04%	04/01/17	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	11/01/36	2,400	2,400,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/32	13,815	13,815,000
				28,790,000

Georgia–0.87%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/16	1,000	1,027,960
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/20	1,000	1,000,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/16	1,375	1,428,440
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/20	1,700	1,700,000
				5,156,400

Illinois–6.49%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.10%	10/01/17	600	600,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)	0.02%	06/01/40	2,245	2,245,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.09%	09/01/24	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.11%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/29	1,170	1,170,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	02/15/33	2,355	2,355,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.09%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/34	1,200	1,200,000
				38,545,000

Indiana–2.96%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	7,450	7,450,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.01%	05/15/38	1,150	1,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Northwest Allen School Building Corp.; Series 2014, Ref. & Improvement First Mortgage RB	4.00%	01/15/16	$1,370	$1,389,494
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/19	680	680,000
				17,569,494

Iowa–0.34%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kansas–1.63%
Olathe (City of); Series 226, Improvement Unlimited Tax GO Bonds	5.00%	10/01/15	850	853,299
Wichita (City of);
Series 272, Unlimited Tax GO Temporary Notes	1.00%	10/15/15	4,350	4,354,515
Series 272, Unlimited Tax GO Temporary Notes	2.00%	04/15/16	4,400	4,447,833
				9,655,647

Kentucky–4.12%
Boyle (County of) (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	06/01/37	8,800	8,800,000
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	326,489
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,812,894
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	8,005	8,005,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,530	4,530,000
				24,474,383

Louisiana–0.19%
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/16	1,110	1,144,179

Maryland–3.90%
Baltimore (City of) (Mayor & City Council); Series 2013 B, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	10/15/15	1,000	1,005,878
Baltimore (County of); Series 2010 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	11/01/15	1,125	1,133,941
Maryland (State of) (State & Local Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/16	925	946,925
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/41	7,885	7,885,000
Prince George’s (County of); Series 2011 B, Ref. Consolidate Public Improvement Limited Tax GO Bonds	5.00%	09/15/15	1,900	1,903,546
				23,135,290

Massachusetts–1.60%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/38	4,585	4,585,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,935	4,935,000
				9,520,000

Michigan–2.79%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	5,890	5,890,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/31	5,405	5,405,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	$5,280	$5,280,000
				16,575,000

Minnesota–2.56%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	04/01/37	3,235	3,235,000
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/25	300	300,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	5,520	5,520,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	790,000
				15,215,000

Missouri–5.21%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	4,900	4,900,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	15,400	15,400,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/27	9,170	9,170,000
				30,930,000

New Hampshire–0.61%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	3,625	3,625,000

New York–5.44%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	8,200	8,200,000
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	9,600	9,600,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(a)	0.01%	11/01/41	6,200	6,200,000
				32,330,000

North Carolina–4.61%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/37	9,300	9,300,000
Durham (County of); Series 2010 A, Ref. Unlimited Tax GO Bonds	5.00%	11/01/15	800	806,392
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/16	860	889,710
Guilford (County of);
Series 2009 A, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	1,850	1,886,783
Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/16	2,350	2,405,829
Mecklenburg (County of);
Series 2005 C, Unlimited Tax GO Bonds	5.00%	02/01/16	1,125	1,147,297
Series 2008 B, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	850	866,917
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/17	2,335	2,335,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	3,560	3,560,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Raleigh (City of);
Series 2006 A, Combined Enterprise System RB	5.00%	03/01/16	$1,150	$1,177,572
Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/16	2,950	3,032,485
				27,407,985

Ohio–4.38%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,700	1,700,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	01/01/37	9,000	9,000,000
Cuyahoga (County of); Series 2012 A, Ref. Capital Improvement Limited Tax GO Bonds	3.00%	12/01/15	1,350	1,359,410
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.04%	12/01/21	7,525	7,525,000
Franklin (County of) (OhioHealth Corp.); Series 2011 C, Ref. Floating Rate Hospital Facilities RB(g)(h)	0.06%	06/01/16	2,900	2,900,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,510	3,510,000
				25,994,410

Oklahoma–0.15%
Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/16	900	903,642

Oregon–1.10%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	06/01/37	6,550	6,550,000

Pennsylvania–3.24%
Fayette (County of) Hospital Facilities Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	09/01/18	1,420	1,420,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/30	785	785,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/28	3,920	3,920,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	08/15/31	2,990	2,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	2,650	2,650,000
				19,225,000

South Carolina–0.08%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	490	490,000

Tennessee–1.28%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	07/15/36	7,575	7,575,000

Texas–6.57%
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/16	1,260	1,290,430
Collin (County of); Series 2015, Ref. Unlimited Tax GO Road Bonds	2.00%	02/15/16	5,105	5,146,402
Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	02/15/16	800	817,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (City of);
Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/16	$1,550	$1,583,674
Series 2012, Ref. Limited Tax GO Bonds	4.00%	02/15/16	1,950	1,983,256
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/16	2,200	2,216,955
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/16	1,020	1,036,921
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/50	3,500	3,500,000
Tarrant County Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant Regional Water District;
Series 2012 A, Ref. & Improvement Water Control RB	5.00%	03/01/16	3,500	3,583,227
Series 2012, Ref. & Improvement Water RB	5.00%	03/01/16	1,130	1,156,650
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	1,500	1,500,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/16	1,970	2,001,294
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,380	11,380,000
				39,046,146

Utah–1.85%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	09/01/32	11,000	11,000,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/38	11,705	11,705,000

Virginia–6.02%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/47	24,100	24,100,000
Fairfax (County of); Series 2013 A, Public Improvement Unlimited Tax Go Bonds	4.00%	10/01/15	770	772,413
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Redevelopment & Housing Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/30	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	12/01/19	400	400,000
				35,772,413

Washington–3.09%
Spokane (County of); Series 2011, Ref. Limited Tax GO Bonds	5.00%	12/01/15	1,730	1,750,691
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/43	6,000	6,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				18,330,691

West Virginia–0.81%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	4,800	4,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–4.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	10/01/42	$2,410	$2,410,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	08/15/34	4,800	4,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/37	9,095	9,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	05/01/30	7,545	7,545,000
				25,805,000
TOTAL INVESTMENTS(i)(j)–99.50% (Cost $590,953,075)				590,953,075
OTHER ASSETS LESS LIABILITIES–0.50%				2,964,833
NET ASSETS–100.00%				$593,917,908

Investment Abbreviations:

BHAC	– Bershire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 7.8%; other countries less than 5% each: 13.3%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $11,792,000, which represented 1.99% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Principal and/or interest payments are secured by the bound insurance company listed.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	7.3%
Wells Fargo Bank, N.A.	7.1
Federal National Mortgage Association	7.0
TD Bank, N.A.	6.9
U.S. Bank, N.A.	6.9
Federal Home Loan Mortgage Corp.	6.9
JPMorgan Chase Bank, N.A.	6.8
Northern Trust Co.	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$13,972,240,644	$2,175,875,399	$5,179,585,562	$3,575,543,784	$194,317,402	$590,953,075
Repurchase agreements, at value and cost	4,134,457,623	499,016,881	10,726,780,276	2,363,437,538	—	—
Total investments, at value and cost	18,106,698,267	2,674,892,280	15,906,365,838	5,938,981,322	194,317,402	590,953,075
Cash	—	—	—	—	504,166	571,947
Receivable for:
Investments sold	7,576,143	350,000	—	—	—	2,735,006
Interest	2,619,624	175,698	2,728,879	248,057	30,823	704,351
Fund expenses absorbed	291,288	259,652	1,058,340	570,531	12,273	72,680
Investment for trustee deferred compensation and retirement plans	3,348,401	960,550	1,973,124	893,431	122,855	342,088
Other assets	35,221	156,425	54,593	247,732	21,726	67,939
Total assets	18,120,568,944	2,676,794,605	15,912,180,774	5,940,941,073	195,009,245	595,447,086

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	1,048,793
Dividends	1,744,731	164,289	268,573	209,270	4,631	5,133
Accrued fees to affiliates	477,492	259,339	1,092,099	576,126	45,108	43,890
Accrued trustees’ and officer’s fees and benefits	42,047	7,748	31,175	14,004	3,829	3,902
Accrued operating expenses	89,364	34,613	84,737	—	30,966	27,054
Trustee deferred compensation and retirement plans	3,999,780	1,128,251	2,365,952	1,072,799	141,292	400,406
Total liabilities	6,353,414	1,594,240	3,842,536	1,872,199	225,826	1,529,178
Net assets applicable to shares outstanding	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

Net assets consist of:
Shares of beneficial interest	$18,111,670,795	$2,674,327,187	$15,908,422,009	$5,938,978,534	$194,810,910	$594,067,664
Undistributed net investment income	2,468,855	872,234	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	75,880	944	(62,497)	116,517	(18,445)	(44,801)
	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$15,974,125,875	$1,764,661,802	$7,850,083,884	$4,219,859,559	$105,550,474	$456,026,976
Private Investment Class	$283,476,166	$162,216,094	$461,131,133	$422,563,920	$5,984,129	$30,469,392
Personal Investment Class	$115,409,525	$117,573,235	$162,054,299	$37,167,875	$1,955,267	$3,623,759
Cash Management Class	$458,001,430	$483,595,041	$5,304,331,193	$222,852,784	$45,026,265	$51,017,729
Reserve Class	$156,215,892	$50,400,453	$35,604,084	$307,528,639	$5,875,967	$21,774,598
Resource Class	$72,685,807	$19,710,320	$324,480,435	$97,907,489	$2,371,907	$4,526,466
Corporate Class	$1,054,300,835	$77,043,420	$1,770,653,210	$631,188,608	$28,019,410	$26,478,988

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,971,876,468	1,764,653,525	7,849,769,272	4,219,715,207	105,542,132	455,997,383
Private Investment Class	283,434,406	162,215,304	461,111,138	422,549,208	5,983,300	30,467,302
Personal Investment Class	115,392,804	117,572,679	162,047,524	37,166,600	1,955,011	3,623,525
Cash Management Class	457,942,326	483,592,854	5,304,100,562	222,842,230	45,020,316	51,014,417
Reserve Class	156,193,914	50,400,202	35,602,695	307,517,844	5,875,100	21,773,143
Resource Class	72,675,318	19,710,227	324,466,582	97,904,306	2,371,594	4,526,175
Corporate Class	1,054,155,056	77,043,036	1,770,575,066	631,169,848	28,010,030	26,477,274
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$43,873,621	$4,784,782	$13,530,040	$5,711,935	$163,966	$489,717

Expenses:
Advisory fees	29,658,191	4,285,409	25,312,289	5,443,544	410,375	1,562,079
Administrative services fees	1,073,164	551,402	986,246	643,306	50,000	180,889
Custodian fees	133,057	26,605	107,064	2,061	6,613	7,107
Distribution fees:
Private Investment Class	1,563,478	745,974	2,467,964	1,912,238	53,717	154,350
Personal Investment Class	1,032,465	892,926	1,143,100	307,756	23,067	23,378
Cash Management Class	530,042	457,941	6,890,829	640,444	31,209	60,143
Reserve Class	1,466,620	230,896	785,905	3,171,604	17,728	266,151
Resource Class	243,809	51,845	685,988	239,311	7,483	11,057
Corporate Class	290,756	25,994	463,834	119,381	8,695	9,198
Transfer agent fees	1,728,297	257,125	1,518,737	489,919	18,375	59,044
Trustees’ and officers’ fees and benefits	417,761	93,166	317,742	125,493	24,974	41,553
Registration and filing fees	107,223	93,127	101,274	117,542	75,611	78,992
Professional services fees	192,580	63,407	170,115	3,715	45,941	48,529
Other	474,738	128,358	366,321	8,254	47,670	50,894
Total expenses	38,912,181	7,904,175	41,317,408	13,224,568	821,458	2,553,364
Less: Fees waived	(9,907,954)	(5,712,884)	(31,107,783)	(9,254,473)	(809,664)	(2,384,497)
Net expenses	29,004,227	2,191,291	10,209,625	3,970,095	11,794	168,867
Net investment income	14,869,394	2,593,491	3,320,415	1,741,840	152,172	320,850

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	164,146	944	(62,497)	116,517	5,675	17,500
Net increase in net assets resulting from operations	$15,033,540	$2,594,435	$3,257,918	$1,858,357	$157,847	$338,350

*	Includes net gains from securities sold to affiliates of $354 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2015 and 2014

	Liquid Assets Portfolio		STIC Prime Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$14,869,394	$12,803,743	$2,593,491	$2,193,860
Net realized gain	164,146	63,379	944	1,229
Net increase in net assets resulting from operations	15,033,540	12,867,122	2,594,435	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(14,147,500)	(12,173,578)	(1,854,672)	(1,525,734)
Private Investment Class	(30,767)	(59,123)	(132,350)	(128,606)
Personal Investment Class	(13,561)	(25,537)	(110,282)	(76,487)
Cash Management Class	(77,398)	(135,722)	(376,417)	(320,316)
Reserve Class	(14,433)	(25,611)	(18,513)	(16,998)
Resource Class	(12,035)	(15,843)	(20,138)	(43,810)
Corporate Class	(573,700)	(368,329)	(81,119)	(81,909)
Total distributions from net investment income	(14,869,394)	(12,803,743)	(2,593,491)	(2,193,860)

Share transactions–net:
Institutional Class	(2,640,861,091)	(67,247,031)	(148,752,146)	(99,103,915)
Private Investment Class	(61,736,842)	(24,844,066)	10,083,327	(14,479,604)
Personal Investment Class	(65,018,703)	24,398,104	(40,437,932)	59,098,398
Cash Management Class	(226,421,761)	(59,852,006)	29,823,610	2,580,751
Reserve Class	(23,801,101)	4,184,305	34,768,990	(623,024)
Resource Class	(62,863,904)	66,736,972	(12,328,636)	5,028,181
Corporate Class	383,540,344	(825,819,584)	17,489,399	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	(2,697,163,058)	(882,443,306)	(109,353,388)	(56,467,256)
Net increase (decrease) in net assets	(2,696,998,912)	(882,379,927)	(109,352,444)	(56,466,027)

Net assets:
Beginning of year	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of year*	$18,114,215,530	$20,811,214,442	$2,675,200,365	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,234	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Treasury Portfolio		Government & Agency Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$3,320,415	$2,729,391	$1,741,840	$1,247,013
Net realized gain (loss)	(62,497)	32,718	116,517	—
Net increase in net assets resulting from operations	3,257,918	2,762,109	1,858,357	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(1,478,709)	(1,082,321)	(1,159,579)	(753,997)
Private Investment Class	(102,223)	(79,068)	(126,468)	(72,161)
Personal Investment Class	(29,788)	(19,074)	(12,667)	(8,365)
Cash Management Class	(1,317,452)	(1,172,594)	(167,941)	(179,138)
Reserve Class	(11,073)	(18,855)	(108,700)	(55,996)
Resource Class	(68,891)	(55,606)	(38,869)	(23,566)
Corporate Class	(312,279)	(301,873)	(127,616)	(153,790)
Total distributions from net investment income	(3,320,415)	(2,729,391)	(1,741,840)	(1,247,013)

Share transactions–net:
Institutional Class	369,868,233	58,765,206	891,380,297	(1,111,110,237)
Private Investment Class	(63,444,289)	(58,439,851)	75,509,267	(11,338,446)
Personal Investment Class	(350,960)	30,524,234	(3,981,249)	(7,551,337)
Cash Management Class	(2,293,402,486)	1,370,912,651	(247,006,196)	(165,138,879)
Reserve Class	(151,761,502)	81,136,489	(3,594,120)	21,944,465
Resource Class	(49,445,822)	45,530,106	(6,672,798)	(39,758,492)
Corporate Class	346,906,945	(1,413,383,229)	(28,642,460)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(1,841,629,881)	115,045,606	676,992,741	(1,488,674,936)
Net increase (decrease) in net assets	(1,841,692,378)	115,078,324	677,109,258	(1,488,674,936)

Net assets:
Beginning of year	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of year*	$15,908,338,238	$17,750,030,616	$5,939,068,874	$5,261,959,616
* Includes accumulated undistributed net investment income	$(21,274)	$56,734	$(26,177)	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$152,172	$135,470	$320,850	$345,391
Net realized gain (loss)	5,675	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	157,847	111,349	338,350	361,268

Distributions to shareholders from net investment income:
Institutional Class	(109,398)	(81,011)	(243,361)	(241,289)
Private Investment Class	(5,768)	(8,257)	(14,944)	(17,356)
Personal Investment Class	(2,191)	(1,572)	(1,433)	(1,785)
Cash Management Class	(25,467)	(26,162)	(29,656)	(45,564)
Reserve Class	(1,334)	(413)	(13,465)	(13,233)
Resource Class	(3,530)	(1,791)	(2,416)	(3,510)
Corporate Class	(4,484)	(16,264)	(15,575)	(22,654)
Total distributions from net investment income	(152,172)	(135,470)	(320,850)	(345,391)

Share transactions–net:
Institutional Class	(22,147,472)	(616,846,807)	(68,021,232)	7,856,398
Private Investment Class	(9,595,904)	(4,455,605)	(3,807,802)	(18,170,589)
Personal Investment Class	(1,843,611)	(2,396,213)	(98,681)	(1,058,536)
Cash Management Class	(3,080,076)	16,549,522	(9,705,701)	(47,204,841)
Reserve Class	5,171,160	(591,737)	(5,865,164)	(5,165,485)
Resource Class	(1,336,302)	(1,482,686)	(989,440)	(2,779,701)
Corporate Class	(22,499,992)	50,500,004	(5,044,078)	71,486
Net increase (decrease) in net assets resulting from share transactions	(55,332,197)	(558,723,522)	(93,532,098)	(66,451,268)
Net increase (decrease) in net assets	(55,326,522)	(558,747,643)	(93,514,598)	(66,435,391)

Net assets:
Beginning of year	250,109,941	808,857,584	687,432,506	753,867,897
End of year*	$194,783,419	$250,109,941	$593,917,908	$687,432,506
* Includes accumulated undistributed net investment income	$(9,046)	$(1,690)	$(104,955)	$(88,667)

Notes to Financial Statements

August 31, 2015

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

42                         Short-Term Investments Trust

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

43                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term.

44                         Short-Term Investments Trust

For the year ended August 31, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,910,905	$—
STIC Prime Portfolio	1,442,717	1,865,694
Treasury Portfolio	5,143,480	13,526,682
Government & Agency Portfolio	—	2,863,738
Government TaxAdvantage Portfolio	410,375	257,390
Tax-Free Cash Reserve Portfolio	362,285	1,497,935

Voluntary fee waivers for the year ended August 31, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$716,898	$661,407	$89,718	$1,170,992	$160,650	N/A
STIC Prime Portfolio	447,391	654,640	365,818	200,857	41,424	$25,865
Treasury Portfolio	1,480,778	838,273	5,512,663	683,737	548,791	463,834
Government & Agency Portfolio	1,147,343	225,688	512,355	2,759,296	191,449	119,381
Government TaxAdvantage Portfolio	26,859	16,916	24,967	15,423	5,986	8,695
Tax-Free Cash Reserve Portfolio	77,175	17,143	48,114	231,552	8,845	9,198

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$625,391	$275,324	$106,008	$190,661	N/A	N/A
STIC Prime Portfolio	298,390	238,114	91,588	30,017	$10,369	N/A
Treasury Portfolio	987,186	304,827	1,378,166	102,168	137,198	N/A
Government & Agency Portfolio	764,895	82,068	128,089	412,309	47,862	N/A
Government TaxAdvantage Portfolio	26,858	6,151	6,242	2,305	1,497	N/A
Tax-Free Cash Reserve Portfolio	77,175	6,234	12,029	34,600	2,212	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$896,284,266	$988,974,720	$354
STIC Prime Portfolio	—	12,620,070	—
Tax-Free Cash Reserve Portfolio	843,903,483	761,328,978	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2015 and 2014:

	2015	2014
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$14,869,394	$12,803,743
STIC Prime Portfolio	2,593,491	2,193,860
Treasury Portfolio	3,320,415	2,729,391
Government & Agency Portfolio	1,741,840	1,247,013
Government TaxAdvantage Portfolio	152,172	135,470
Tax-Free Cash Reserve Portfolio	320,850	345,391

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,700,175	$531	$(4,155,971)	$—	$18,111,670,795	$18,114,215,530
STIC Prime Portfolio	2,038,293	—	(1,165,115)	—	2,674,327,187	2,675,200,365
Treasury Portfolio	2,440,443	—	(2,461,717)	(62,497)	15,908,422,009	15,908,338,238
Government & Agency Portfolio	1,207,121	—	(1,116,781)	—	5,938,978,534	5,939,068,874
Government TaxAdvantage Portfolio	135,559	—	(144,605)	(18,445)	194,810,910	194,783,419
Tax-Free Cash Reserve Portfolio	307,996	—	(412,951)	(44,801)	594,067,664	593,917,908

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2015, which expire as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2015 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$—	$—	$—
STIC Prime Portfolio	(76,484)	—	76,484
Treasury Portfolio	(78,008)	(32,718)	110,726
Government & Agency Portfolio	(66,268)	—	66,268
Government TaxAdvantage Portfolio	(7,356)	—	7,356
Tax-Free Cash Reserve Portfolio	(16,288)	—	16,288

47                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	285,396,098,619	$285,396,098,619	298,168,481,912	$298,168,481,912
Private Investment Class	1,434,632,883	1,434,632,883	1,862,580,534	1,862,580,534
Personal Investment Class	538,543,116	538,543,116	684,245,247	684,245,247
Cash Management Class	4,326,518,141	4,326,518,141	5,350,296,060	5,350,296,060
Reserve Class	1,016,989,736	1,016,989,736	1,297,208,097	1,297,208,097
Resource Class	459,622,836	459,622,836	600,648,639	600,648,639
Corporate Class	5,521,655,244	5,521,655,244	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	3,973,048	3,973,048	3,946,761	3,946,761
Private Investment Class	8,279	8,279	15,991	15,991
Personal Investment Class	11,639	11,639	22,313	22,313
Cash Management Class	31,257	31,257	69,866	69,866
Reserve Class	14,378	14,378	27,238	27,238
Resource Class	12,396	12,396	15,457	15,457
Corporate Class	225,681	225,681	165,898	165,898

Reacquired:
Institutional Class	(288,040,932,758)	(288,040,932,758)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(1,496,378,004)	(1,496,378,004)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(603,573,458)	(603,573,458)	(659,869,456)	(659,869,456)
Cash Management	(4,552,971,159)	(4,552,971,159)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(1,040,805,215)	(1,040,805,215)	(1,293,051,030)	(1,293,051,030)
Resource Class	(522,499,136)	(522,499,136)	(533,927,124)	(533,927,124)
Corporate Class	(5,138,340,581)	(5,138,340,581)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	(2,697,163,058)	$(2,697,163,058)	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,941,737,037	$5,941,737,037	5,548,259,062	$5,548,259,062
Private Investment Class	1,211,080,589	1,211,080,589	1,296,968,970	1,296,968,970
Personal Investment Class	1,182,870,259	1,182,870,259	1,958,713,324	1,958,713,324
Cash Management Class	3,144,474,982	3,144,474,982	2,679,245,356	2,679,245,356
Reserve Class	210,463,689	210,463,689	74,531,956	74,531,956
Resource Class	64,359,363	64,359,363	120,676,878	120,676,878
Corporate Class	1,149,830,507	1,149,830,507	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	454,008	454,008	377,518	377,518
Private Investment Class	56,232	56,232	45,718	45,718
Personal Investment Class	68,043	68,043	51,142	51,142
Cash Management Class	71,815	71,815	49,157	49,157
Reserve Class	14,807	14,807	17,060	17,060
Resource Class	16,256	16,256	42,179	42,179
Corporate Class	71,730	71,730	68,237	68,237

Reacquired:
Institutional Class	(6,090,943,191)	(6,090,943,191)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(1,201,053,494)	(1,201,053,494)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(1,223,376,234)	(1,223,376,234)	(1,899,666,068)	(1,899,666,068)
Cash Management	(3,114,723,187)	(3,114,723,187)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(175,709,506)	(175,709,506)	(75,172,040)	(75,172,040)
Resource Class	(76,704,255)	(76,704,255)	(115,690,876)	(115,690,876)
Corporate Class	(1,132,412,838)	(1,132,412,838)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	(109,353,388)	$(109,353,388)	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,766,462,244	$16,766,462,244	16,186,538,309	$16,186,538,309
Private Investment Class	1,901,290,280	1,901,290,280	1,918,270,498	1,918,270,498
Personal Investment Class	1,101,975,367	1,101,975,367	1,159,663,689	1,159,663,689
Cash Management Class	26,793,251,842	26,793,251,842	43,232,395,125	43,232,395,125
Reserve Class	109,204,351	109,204,351	252,917,682	252,917,682
Resource Class	329,636,954	329,636,954	807,040,285	807,040,285
Corporate Class	18,168,487,688	18,168,487,688	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	922,038	922,038	798,429	798,429
Private Investment Class	15,296	15,296	16,415	16,415
Personal Investment Class	26,774	26,774	18,911	18,911
Cash Management Class	60,767	60,767	56,720	56,720
Reserve Class	7,169	7,169	8,788	8,788
Resource Class	8,488	8,488	15,472	15,472
Corporate Class	132,198	132,198	107,134	107,134

Reacquired:
Institutional Class	(16,397,516,049)	(16,397,516,049)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,964,749,865)	(1,964,749,865)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(1,102,353,101)	(1,102,353,101)	(1,129,158,366)	(1,129,158,366)
Cash Management	(29,086,715,095)	(29,086,715,095)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(260,973,022)	(260,973,022)	(171,789,981)	(171,789,981)
Resource Class	(379,091,264)	(379,091,264)	(761,525,651)	(761,525,651)
Corporate Class	(17,821,712,941)	(17,821,712,941)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(1,841,629,881)	$(1,841,629,881)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,416,050,435	$37,416,050,435	53,908,163,991	$53,908,163,991
Private Investment Class	2,115,905,376	2,115,905,376	1,364,107,784	1,364,107,784
Personal Investment Class	134,224,028	134,224,028	152,623,485	152,623,485
Cash Management Class	5,837,371,862	5,837,371,862	9,268,718,362	9,268,718,362
Reserve Class	699,303,942	699,303,942	782,967,584	782,967,584
Resource Class	1,554,415,700	1,554,415,700	1,221,553,304	1,221,553,304
Corporate Class	4,660,748,011	4,660,748,011	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	199,188	199,188	234,710	234,710
Private Investment Class	37,056	37,056	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	33,044	33,044	58,768	58,768
Reserve Class	67,656	67,656	32,853	32,853
Resource Class	13,926	13,926	10,562	10,562
Corporate Class	55,261	55,261	102,366	102,366

Reacquired:
Institutional Class	(36,524,869,326)	(36,524,869,326)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(2,040,433,165)	(2,040,433,165)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(138,205,283)	(138,205,283)	(160,174,869)	(160,174,869)
Cash Management	(6,084,411,102)	(6,084,411,102)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(702,965,718)	(702,965,718)	(761,055,972)	(761,055,972)
Resource Class	(1,561,102,424)	(1,561,102,424)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(4,689,445,732)	(4,689,445,732)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	676,992,741	$676,992,741	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	368,612,267	$368,612,267	1,045,403,499	$1,045,403,499
Private Investment Class	71,398,479	71,398,479	142,692,873	142,692,873
Personal Investment Class	8,341,042	8,341,042	8,462,127	8,462,127
Cash Management Class	87,930,861	87,930,861	106,245,801	106,245,801
Reserve Class	14,172,451	14,172,451	973,205	973,205
Resource Class	17,934,744	17,934,744	169	169
Corporate Class	187,300,005	187,300,005	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	84,605	84,605	75,437	75,437
Private Investment Class	3,065	3,065	6,138	6,138
Cash Management Class	24,731	24,731	26,434	26,434
Reserve Class	1,197	1,197	420	420
Resource Class	3,214	3,214	1,707	1,707
Corporate Class	4,203	4,203	15,798	15,798

Reacquired:
Institutional Class	(390,844,344)	(390,844,344)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(80,997,448)	(80,997,448)	(147,154,616)	(147,154,616)
Personal Investment Class	(10,184,653)	(10,184,653)	(10,858,340)	(10,858,340)
Cash Management	(91,035,668)	(91,035,668)	(89,722,713)	(89,722,713)
Reserve Class	(9,002,488)	(9,002,488)	(1,565,362)	(1,565,362)
Resource Class	(19,274,260)	(19,274,260)	(1,484,562)	(1,484,562)
Corporate Class	(209,804,200)	(209,804,200)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(55,332,197)	$(55,332,197)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,022,223,755	$1,022,223,755	1,155,647,434	$1,155,647,434
Private Investment Class	48,653,591	48,653,591	57,873,911	57,873,911
Personal Investment Class	5,529,842	5,529,842	4,026,135	4,026,135
Cash Management Class	85,609,129	85,609,129	116,900,434	116,900,434
Reserve Class	57,041,089	57,041,089	72,340,249	72,340,249
Resource Class	2,830,839	2,830,839	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	35,799	35,799	33,173	33,173
Private Investment Class	13,990	13,990	15,789	15,789
Personal Investment Class	651	651	602	602
Cash Management Class	13,598	13,598	22,852	22,852
Reserve Class	13,480	13,480	13,494	13,494
Resource Class	2,430	2,430	3,561	3,561
Corporate Class	15,648	15,648	21,937	21,937

Reacquired:
Institutional Class	(1,090,280,786)	(1,090,280,786)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(52,475,383)	(52,475,383)	(76,060,289)	(76,060,289)
Personal Investment Class	(5,629,174)	(5,629,174)	(5,085,273)	(5,085,273)
Cash Management	(95,328,428)	(95,328,428)	(164,128,127)	(164,128,127)
Reserve Class	(62,919,733)	(62,919,733)	(77,519,228)	(77,519,228)
Resource Class	(3,822,709)	(3,822,709)	(4,591,909)	(4,591,909)
Corporate Class	(5,059,726)	(5,059,726)	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	(93,532,098)	$(93,532,098)	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.08%	$15,974,126	0.14	%(c)	0.17	%(c)	0.08	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	18,614,857	0.14		0.17		0.07
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	18,681,986	0.14		0.17		0.12
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	16,051,708	0.14		0.18		0.15
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	15,240,109	0.14		0.17		0.15
STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,764,662	0.07	(c)	0.19	(c)	0.10	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,913,414	0.06		0.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	2,012,517	0.10		0.19		0.09
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,337,469	0.12		0.20		0.08
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.10	1,892,173	0.13		0.19		0.10
Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	7,850,084	0.06	(c)	0.17	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,480,210	0.04		0.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	7,421,436	0.09		0.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	7,014,482	0.08		0.18		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	5,180,618	0.11		0.18		0.03
Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	4,219,860	0.08	(c)	0.13	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	3,328,391	0.06		0.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,439,499	0.11		0.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	3,772,429	0.10		0.13		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,655,734	0.11		0.13		0.05
Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	105,550	0.00	(c)	0.33	(c)	0.08	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	127,700	0.02		0.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	744,577	0.06		0.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	431,857	0.07		0.22		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	376,002	0.10		0.26		0.04
Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	456,027	0.03	(c)	0.31	(c)	0.04	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	524,034	0.04		0.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	516,166	0.10		0.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	495,297	0.13		0.30		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.06	502,025	0.23		0.29		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $17,553,976, $1,995,089, $7,370,327, $3,544,865, $125,662 and $499,105 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2015

Houston, Texas

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/15)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.50	$0.71	$1,024.50	$0.71	0.14%
STIC Prime Portfolio	1,000.00	1,000.30	0.15	1,025.05	0.15	0.03
Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.00	1,025.56	0.00	0.00
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.00	1,025.26	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. The annualized expense ratios include an adjustment for an adviser expense reimbursement in excess of expenses for the period March 1, 2015 through August 31, 2015 of $59,037 and $33,867 for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively. The annualized expense ratios excluding this adjustment would have been (0.07)% and (0.01)% for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[3]	The actual expenses paid excluding the adjustments discussed above are $(0.35) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[4]	The hypothetical expenses paid excluding the adjustments discussed above are $(0.36) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

56                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Investment Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

57                         Short-Term Investments Trust

Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one and five year periods and above the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

58                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The

Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale

59                         Short-Term Investments Trust

through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether either Fund benefits from economies of scale through contractual breakpoints in such Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing any Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the each pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements.

60                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2015:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	43.56%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.21%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	14.72%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	32,718	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company; Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Chief Executive Officer, Invesco Canada Fund Inc (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association: and Chairman, Board of Governors, Western Golf Association;	144	Chairman of the Board of Trustees, Evans Scholars Foundation; and Chairman of the Board, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
		Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc..	N/A	N/A
Lisa O. Brinkley — 1959 Chief Compliance Officer	2004

Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A., Inc.); and Chief Compliance Officer, The Invesco Funds

Formerly: Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company.

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-1 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2015

Personal Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objectives and Strategies

5 Fund Composition by Maturity

7 Schedules of Investments

37 Financial Statements

42 Notes to Financial Statements

54 Financial Highlights

55 Auditor’s Report

56 Fund Expenses

57 Approval of Investment Advisory and Sub-Advisory Contracts

61 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2015. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Economic prospects for the US economy continued to improve over the last year and the US Federal Reserve (the Fed) maintained its zero interest rate policy which limited money market fund yields to near zero. Employment in the US continued its sixth year of improvement as the unemployment rate reached its lowest level since 2008[1], and US economic growth remained relatively stable at 2.7% for the year ended June 30, 2015.[2] These positive economic data convinced many that the need for rates near zero, initially implemented as an emergency accommodation in 2008, had diminished and the Fed may consider raising interest rates. However, a number of factors had kept the Fed at bay. These factors included stubbornly low US inflation and concerns about slower growth in emerging markets and China, and their potential impact on financial markets.

Since last year, some short-term yields have risen due to the belief the Fed might raise rates. For example, the 12 month US Treasury bill yielded 0.38% on August 31, 2015, up from 0.09% a year earlier.[3] Similarly, the three month US dollar Libor increased 9.5 basis points to 0.33% over the reporting period.[3] (A basis point is one one-hundredth of a percentage point.)

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. In April 2015, Invesco Global Liquidity did announce our intentions not to implement liquidity fees and redemption gates in our government money market funds when reform is fully implemented. Additionally, our government money market funds already comply with the new requirement that at least 99.5% of these funds be invested in cash, government securities and repurchase agreements backed by government securities.

We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies. Invesco Global Liquidity currently plans to offer a similar suite of solutions post reform.

Invesco Global Liquidity

For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: Bureau of Economic Analysis
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Personal Investment Class data as of 8/31/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	17 - 41 days	17 days	65 days	$115.4 million
STIC Prime	9 - 18 days	11 days	13 days	117.5 million
Treasury	37 - 62 days	38 days	85 days	162.0 million
Government & Agency	31 - 53 days	44 days	95 days	37.1 million
Government TaxAdvantage	22 - 54 days	42 days	70 days	1.9 million
Tax-Free Cash Reserve	18 - 53 days	26 days	28 days	3.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that pay interest which is excluded from gross income for federal income tax purposes and do not produce income that will be considered an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/15
	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
	1-14, 17-19	1-13, 16-19	2, 7-11, 13, 15, 17, 19	2, 7-11, 13, 15, 17, 19	2, 7-11, 13, 17, 19	1-13, 17-19
1 - 7	42.2%	65.4%	63.7%	43.4%	12.9%	87.7%
8 - 30	11.6	12.8	4.6	3.5	48.8	0.3
31 - 60	19.3	21.8	4.1	6.5	0.0	1.2
61 - 90	1.4	0.0	2.4	9.0	5.1	0.3
91 - 180	16.0	0.0	8.5	23.4	19.3	4.3
181+	9.5	0.0	16.7	14.2	13.9	6.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
2	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
3	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
4	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
5	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
6	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

continued on page 6

5                         Short-Term Investments Trust

continued from page 5

13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
15	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
16	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
17	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
18	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.
19	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

6                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–35.54%(a)
Asset-Backed Securities — Consumer Receivables–4.85%
Barton Capital LLC(b)(c)	0.25%	11/02/15	$20,000	$20,000,000
Barton Capital LLC(b)(c)	0.25%	11/02/15	50,700	50,700,000
Barton Capital LLC(b)(c)	0.26%	12/01/15	25,000	25,000,000
Barton Capital LLC(b)(c)	0.26%	11/18/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.26%	12/04/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.24%	10/01/15	182,000	181,963,600
Old Line Funding, LLC(b)(c)	0.37%	01/04/16	70,000	70,000,000
Old Line Funding, LLC(b)(c)	0.37%	01/12/16	150,000	150,000,000
Old Line Funding, LLC(b)(c)	0.40%	02/22/16	74,800	74,800,000
Thunder Bay Funding, LLC(c)	0.24%	10/01/15	61,700	61,687,660
Thunder Bay Funding, LLC(c)	0.27%	10/05/15	48,056	48,043,746
Thunder Bay Funding, LLC(c)	0.28%	10/13/15	64,500	64,478,930
Thunder Bay Funding, LLC(b)(c)	0.37%	01/04/16	56,900	56,900,000
				878,573,936

Asset-Backed Securities — Fully Supported–2.35%
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.28%	11/27/15	30,000	30,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.31%	01/07/16	50,000	50,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.32%	12/16/15	25,000	25,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.35%	02/05/16	40,000	40,000,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/09/15	49,600	49,597,685
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	150,000	149,952,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	25,000	24,992,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.32%	10/08/15	57,000	57,005,323
				426,547,008

Asset-Backed Securities — Fully Supported Bank–8.79%
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/16/15	83,376	83,346,818
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/21/15	95,768	95,731,630
Atlantic Asset Securitization LLC (CEP–Credit Agricole & Investment Bank)(b)(c)(d)	0.25%	11/09/15	50,000	50,000,000
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(c)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(d)	0.25%	10/08/15	87,500	87,477,518
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.36%	12/14/15	134,800	134,800,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.37%	01/12/16	100,000	100,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.38%	02/10/16	87,500	87,500,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.28%	09/01/15	20,000	20,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/11/15	65,100	65,100,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/14/15	50,000	50,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.37%	01/08/16	96,400	96,400,000
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	60,000	59,985,833
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(c)(d)	0.25%	10/07/15	124,500	124,468,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/15/15	50,000	49,995,917
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.24%	10/19/15	20,000	19,993,600
Institutional Secured Funding LLC (Multi–CEP’s)(c)(d)	0.41%	10/05/15	25,000	24,990,320
Lexington Parker Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	84,500	84,480,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.30%	10/14/15	$60,000	$59,978,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(d)	0.22%	10/02/15	24,000	23,995,453
Mountcliff Funding LLC (Multi–CEP’s)(c)(d)	0.23%	10/01/15	75,000	74,985,625
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	20,000	20,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	60,000	60,000,000
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.22%	10/07/15	20,000	19,995,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/09/15	50,000	49,997,667
				1,593,212,155

Asset-Backed Securities — Multi-Purpose–3.07%
CAFCO, LLC(c)	0.20%	09/10/15	35,000	34,998,250
Chariot Funding, LLC(c)	0.30%	10/07/15	54,400	54,383,680
Chariot Funding, LLC(c)	0.30%	10/15/15	52,500	52,480,750
Chariot Funding, LLC(c)	0.30%	10/16/15	25,000	24,990,625
Chariot Funding, LLC(c)	0.32%	11/18/15	38,000	37,973,653
CHARTA, LLC(c)	0.20%	09/10/15	44,400	44,397,780
CHARTA, LLC(c)	0.20%	09/21/15	21,500	21,497,611
CRC Funding, LLC(c)	0.20%	09/10/15	65,000	64,996,750
Jupiter Securitization Co. LLC(c)	0.30%	10/13/15	30,000	29,989,500
Jupiter Securitization Co. LLC(c)	0.30%	10/15/15	20,000	19,992,667
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/01/15	35,000	35,000,000
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/02/15	65,000	64,999,639
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	50,000	50,000,000
				555,700,905

Diversified Banks–10.71%
BNP Paribas S.A.(d)	0.25%	09/14/15	65,000	64,994,132
Commonwealth Bank of Australia(c)(d)	0.21%	09/28/15	50,095	50,087,110
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/20/16	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/13/16	20,000	19,998,406
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/26/16	40,000	39,986,641
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/19/16	46,000	45,997,048
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/07/16	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/04/16	28,000	28,000,000
DBS Bank Ltd.(c)(d)	0.20%	09/02/15	56,200	56,199,688
DBS Bank Ltd.(c)(d)	0.21%	09/18/15	70,000	69,993,058
DBS Bank Ltd.(c)(d)	0.21%	09/21/15	57,400	57,393,303
DBS Bank Ltd.(c)(d)	0.22%	09/24/15	40,300	40,294,336
DBS Bank Ltd.(c)(d)	0.25%	10/23/15	67,900	67,875,480
ING (US) Funding LLC(d)	0.22%	09/14/15	60,000	59,995,233
ING (US) Funding LLC(d)	0.27%	09/18/15	73,700	73,690,603
J.P. Morgan Securities LLC(b)	0.38%	01/19/16	50,000	50,000,000
Mizuho Bank Ltd.(c)(d)	0.29%	10/15/15	60,000	59,979,100
Mizuho Bank Ltd.(c)(d)	0.30%	10/27/15	60,000	59,972,000
National Australia Bank Ltd.(c)(d)	0.22%	10/01/15	56,300	56,289,913
National Australia Bank Ltd.(b)(c)(d)	0.34%	01/29/16	104,750	104,750,000
Nordea Bank AB(c)(d)	0.26%	10/23/15	150,000	149,944,028
Nordea Bank AB(c)(d)	0.35%	01/05/16	66,800	66,718,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/09/15	$69,600	$69,596,752
Standard Chartered Bank(c)(d)	0.28%	09/03/15	49,000	48,999,238
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.20%	09/28/15	54,300	54,291,855
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.21%	09/18/15	50,000	49,995,042
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.22%	09/17/15	84,300	84,291,757
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/16/15	127,300	127,252,263
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/19/15	54,400	54,378,240
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/22/15	48,000	47,979,600
United Overseas Bank Ltd.(c)(d)	0.32%	11/17/15	55,800	55,761,808
Westpac Banking Corp.(b)(c)(d)	0.34%	02/08/16	35,500	35,500,000
				1,940,204,804

Industrial Conglomerates–1.29%
Danaher Corp.(c)	0.27%	10/05/15	233,000	232,940,585

Regional Banks–2.49%
ASB Finance Ltd.(c)(d)	0.29%	10/01/15	46,150	46,139,039
BNZ International Funding Ltd.(c)(d)	0.26%	09/16/15	55,400	55,393,998
BNZ International Funding Ltd.(c)(d)	0.26%	09/21/15	48,900	48,892,937
BNZ International Funding Ltd.(c)(d)	0.27%	09/08/15	55,300	55,297,151
Macquarie Bank Ltd.(c)(d)	0.28%	10/09/15	50,000	49,985,222
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/22/16	50,000	50,000,000
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/20/16	90,000	90,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.27%	09/01/15	54,600	54,600,000
				450,308,347

Soft Drinks–0.13%
Coca-Cola Co. (The)(c)	0.21%	10/08/15	24,000	23,994,820

Specialized Finance–1.86%
CDP Financial Inc.(c)(d)	0.20%	09/02/15	20,000	19,999,889
CDP Financial Inc.(c)(d)	0.20%	09/15/15	35,000	34,997,278
Nederlandse Waterschapsbank N.V.(c)(d)	0.24%	09/04/15	150,000	149,997,000
Nederlandse Waterschapsbank N.V.(c)(d)	0.27%	11/09/15	56,600	56,570,709
Nederlandse Waterschapsbank N.V.(c)(d)	0.35%	01/04/16	75,100	75,008,733
				336,573,609
Total Commercial Paper (Cost $6,438,056,169)				6,438,056,169

Certificates of Deposit–31.62%
Bank of Montreal(d)	0.21%	09/10/15	6,900	6,900,000
Bank of Montreal(d)	0.22%	09/15/15	74,500	74,500,000
Bank of Montreal(b)(d)	0.29%	12/11/15	55,900	55,900,000
Bank of Montreal(b)(d)	0.36%	01/20/16	60,000	60,000,000
Bank of Montreal(b)(d)	0.42%	09/09/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.33%	03/09/16	56,000	56,000,000
Bank of Nova Scotia(b)(d)	0.36%	02/22/16	40,000	40,000,000
Bank of Nova Scotia(b)(d)	0.43%	09/29/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.47%	09/09/16	100,000	100,000,000
Bank of Nova Scotia(b)(d)	0.53%	02/10/16	25,000	25,013,834
Bank of Scotland(d)	0.07%	09/01/15	75,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	09/08/15	40,000	40,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Canadian Imperial Bank of Commerce(b)(d)	0.34%	01/08/16	$54,500	$54,500,000
China Construction Bank Corp.(d)	0.19%	09/08/15	50,000	50,000,000
China Construction Bank Corp.(d)	0.20%	09/01/15	57,900	57,900,000
Credit Agricole Corporate & Investment Bank(d)	0.07%	09/01/15	150,000	150,000,000
Credit Industriel et Commercial(d)	0.15%	09/01/15	162,000	162,000,000
Credit Industriel et Commercial(d)	0.15%	09/02/15	260,000	260,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(d)	0.28%	09/02/15	50,000	50,000,000
DZ Bank AG Deutsche Zentral-Genossenschafts Bank(d)	0.31%	10/06/15	50,000	50,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/01/15	63,000	63,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/11/15	65,100	65,100,000
HSBC Bank USA N.A.(b)(d)	0.34%	12/18/15	65,000	65,000,000
Industrial & Commercial Bank of China Ltd.(d)	0.19%	09/02/15	79,300	79,300,000
KBC Bank N.V.(d)	0.15%	09/01/15	314,500	314,500,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/21/15	65,000	65,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/22/15	80,000	80,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.39%	02/05/16	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.40%	01/27/16	56,600	56,600,000
Mizuho Bank Ltd.(d)	0.27%	09/22/15	52,000	52,000,000
Natixis(d)	0.07%	09/01/15	811,658	811,657,702
Nordea Bank Finland PLC(d)	0.21%	09/01/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.25%	10/23/15	51,500	51,499,628
Norinchukin Bank (The)(d)	0.20%	09/11/15	20,000	20,000,000
Norinchukin Bank (The)(d)	0.26%	09/14/15	65,100	65,100,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/08/15	55,000	55,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	10/05/15	49,200	49,200,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	10/02/15	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.24%	09/18/15	60,000	60,000,000
Rabobank Nederland(d)	0.24%	09/17/15	65,100	65,100,000
Rabobank Nederland(b)(d)	0.33%	02/04/16	80,000	80,000,000
Royal Bank of Canada(b)(d)	0.35%	02/08/16	54,500	54,500,000
Royal Bank of Canada(b)(d)	0.40%	09/02/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.07%	09/01/15	194,000	194,000,000
Standard Chartered Bank(d)	0.07%	09/01/15	100,000	100,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	70,000	70,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	50,000	50,000,000
Standard Chartered Bank(b)(d)	0.37%	12/17/15	170,500	170,500,000
Sumitomo Mitsui Banking Corp.(d)	0.26%	09/08/15	112,000	112,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.26%	09/16/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	30,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	75,000	75,000,000
Svenska Handelsbanken AB(d)	0.06%	09/01/15	194,000	194,000,000
Swedbank AB(d)	0.14%	09/01/15	157,300	157,300,000
Toronto-Dominion Bank (The)(b)(d)	0.35%	01/20/16	45,000	45,000,000
Toronto-Dominion Bank (The)(b)(d)	0.45%	08/17/16	30,000	30,000,000
Wells Fargo Bank, N.A.(b)	0.34%	01/12/16	35,000	35,000,000
Westpac Banking Corp.(d)	0.20%	09/09/15	100,000	100,000,000
Total Certificates of Deposit (Cost $5,728,171,164)				5,728,171,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–5.98%(e)
Credit Enhanced–5.93%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$515	$515,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	09/01/19	3,635	3,635,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,000	1,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	25,085	25,085,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	22,515	22,515,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,465	5,465,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.12%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	600	600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.) (f)	0.17%	07/01/38	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	22,410	22,410,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	6,645	6,645,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,250	2,250,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	19,250	19,250,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/37	16,000	16,000,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.03%	03/01/34	6,500	6,500,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/19	490	490,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	25,880	25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	6,440	6,440,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	$2,900	$2,900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	925	925,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,140	12,140,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/37	3,200	3,200,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	585	585,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,380	12,380,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.04%	11/15/35	2,690	2,690,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	9,810	9,810,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	710	710,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	8,500	8,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/25	4,300	4,300,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.02%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	780	780,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	750	750,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/35	4,645	4,645,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	06/01/29	1,320	1,320,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.11%	06/01/17	670	670,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	02/15/33	8,270	8,270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	01/01/37	3,500	3,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(f)	0.09%	05/01/36	$4,605	$4,605,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/29	500	500,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/34	3,000	3,000,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.04%	05/01/42	2,525	2,525,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.01%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	10,700	10,700,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	5,600	5,600,000
Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.01%	05/15/38	12,850	12,850,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,090	5,090,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.03%	09/01/21	725	725,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,550	14,550,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/28	3,000	3,000,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/26	3,765	3,765,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.03%	04/15/30	2,700	2,700,000
Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/37	6,900	6,900,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	07/01/27	1,300	1,300,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	4,305	4,305,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.19%	03/01/39	2,100	2,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	04/01/37	7,600	7,600,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	30,100	30,100,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,800	4,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/01/33	11,500	11,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	$1,000	$1,000,000
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.03%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	2,500	2,500,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.01%	11/01/41	5,500	5,500,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.01%	05/15/41	28,100	28,100,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/32	5,340	5,340,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	09/01/27	5,770	5,770,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	6,135	6,135,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	480	480,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/23	4,755	4,755,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,615	3,615,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	70,400	70,400,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	9,000	9,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.05%	12/01/32	3,706	3,706,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,000	1,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	28,305	28,305,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	04/01/26	3,725	3,725,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,170	1,170,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/42	300	300,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	3,345	3,345,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	08/01/29	$1,200	$1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,090	12,090,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/35	3,915	3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	12/01/27	9,600	9,600,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,894	4,894,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(f)	0.02%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	10/01/33	1,250	1,250,000
Tarrant (County of), Texas Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,475	4,475,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	6,470	6,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	16,510	16,510,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	400	400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)	0.07%	04/01/42	2,450	2,450,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/38	1,800	1,800,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.04%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,330	3,330,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/27	9,625	9,625,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	90	90,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	$22,400	$22,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	9,105	9,105,000
				1,073,477,000

Other Variable Rate Demand Notes–0.05%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.04%	09/15/24	8,520	8,520,000
Total Variable Rate Demand Notes (Cost $1,081,997,000)				1,081,997,000

Other Bonds & Notes–4.00%
Commonwealth Bank of Australia, Sr. Unsec. Notes(b)(c)(d)	1.09%	09/18/15	41,000	41,016,241
New York Life Global Funding, Sec. Notes(b)(c)	0.35%	08/05/16	73,000	73,000,070
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.40%	09/21/16	235,000	235,000,000
Unsec. Medium-Term Notes(b)	0.40%	09/19/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.53%	09/06/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $724,016,311)				724,016,311
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.14% (Cost $13,972,240,644)				13,972,240,644

			Repurchase Amount
Repurchase Agreements–22.82%(g)
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $100,000,417 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Government Sponsored Agency obligations valued at $102,000,000; 1.25%-6.00%, 10/02/19-04/20/62)	0.15%	09/01/15	100,000,417	100,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $200,000,778 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0%-4.63%, 11/12/15-08/15/43)	0.14%	09/01/15	200,000,778	200,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $250,000,833 (collateralized by U.S. Treasury obligations valued at $255,000,007; 0.25%-6.88%, 01/15/21-08/15/25)	0.12%	09/01/15	250,000,833	250,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities valued at $346,921,106; 0.03%-99.99%, 10/25/18-09/25/45)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/25/15, maturing value of $200,007,778 (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities and Foreign Corporate obligations valued at $204,456,021; 0%-7.00%, 04/25/17-09/25/55)(d)(i)	0.20%	09/01/15	200,007,778	200,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $90,000,750 (collateralized by Domestic and Foreign Corporate obligations valued at $99,000,870; 3.88%-10.00%, 02/15/16-03/01/33)(d)	0.30%	09/01/15	90,000,750	90,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, aggregate maturing value of $300,001,167 (collateralized by Domestic Agency Mortgage-backed securities valued at $306,001,678; 1.96%-4.00%, 08/01/26-10/01/42)	0.14%	09/01/15	300,001,167	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $418,000,000 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $459,800,000; 0%-27.00%, 05/25/23-11/25/57)(i)	0.47%	10/23/15	418,316,519	418,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $350,176,944 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic Non-Agency Mortgage-backed securities, U.S. Government Sponsored Agency obligations and Domestic and Foreign Corporate obligations valued at $377,862,585; 0%-14.00%, 09/27/15-08/15/96)	0.52%	10/05/15	350,176,944	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(i)	0.10%	10/27/15	$50,012,778	$50,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,000; 0%-10.20%, 09/15/15-11/15/53)(d)(i)	0.26%	09/02/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/16/15, maturing value of $150,091,000 (collateralized by Domestic and Foreign Corporate obligations valued at $157,500,000; 0%-9.88%, 01/11/16-12/15/66)(d)(i)	0.24%	09/15/15	150,091,000	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/06/15, maturing value of $150,103,500 (collateralized by Domestic Agency Mortgage-backed securities and Foreign Corporate obligations valued at $153,000,000; 0%-7.71%, 04/10/18-03/20/65)(d)(i)	0.27%	10/06/15	150,103,500	150,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	291,458,675	291,457,623
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	225,000,750	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $550,002,292 (collateralized by Domestic Agency Mortgage-backed securities valued at $561,000,000; 0.50%-8.50%, 01/25/18-08/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $600,002,500 (collateralized by Domestic Agency Mortgage-backed securities valued at $612,000,001; 3.50%, 06/01/45-07/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/04/15, maturing value of $115,143,750 (collateralized by Domestic Mortgage-backed securities, Domestic and Foreign Corporate obligations, U.S. Government Sponsored Agency obligations and Foreign and Domestic Certificates of Deposit valued at $120,188,336; 0%-9.38%, 11/06/15-02/12/51)	0.50%	09/02/15	115,143,750	115,000,000
Total Repurchase Agreements (Cost $4,134,457,623)				4,134,457,623
TOTAL INVESTMENTS(j)(k)–99.96% (Cost $18,106,698,267)				18,106,698,267
OTHER ASSETS LESS LIABILITIES–0.04%				7,517,263
NET ASSETS–100.00%				$18,114,215,530

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds

Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $5,970,798,789, which represented 32.96% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 12.9%; France: 9.4%; Japan: 6.8%; Australia: 6.4%; other countries less than 5% each: 26.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.57%
BNY Mellon Ltd.	0.07%	09/01/15	$133,000	$133,000,000
China Construction Bank Corp.(a)	0.20%	09/01/15	10,000	10,000,000
China Construction Bank Corp.(a)	0.20%	09/08/15	20,000	20,000,000
Credit Agricole Corporate & Investment Bank S.A.(a)	0.07%	09/01/15	133,000	133,000,000
Credit Industriel et Commercial(a)	0.15%	09/01/15	30,000	30,000,000
Credit Industriel et Commercial(a)	0.15%	09/02/15	50,000	50,000,000
Industrial & Commercial Bank of China Ltd.(a)	0.19%	09/02/15	12,000	12,000,000
KBC Bank N.V.(a)	0.15%	09/01/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/04/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/11/15	30,000	30,000,000
Norinchukin Bank (The)(a)	0.23%	10/13/15	30,000	30,000,000
Skandinaviska Enskilda Banken AB(a)	0.07%	09/01/15	133,000	133,000,000
Standard Chartered Bank(a)	0.07%	09/01/15	132,696	132,696,329
Sumitomo Mitsui Banking Corp.(a)	0.18%	09/01/15	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.06%	09/01/15	133,000	133,000,000
Swedbank AB(a)	0.14%	09/01/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.28%	09/01/15	10,000	10,000,000
Total Certificates of Deposit (Cost $1,031,696,329)				1,031,696,329

Commercial Paper–35.69%(c)
Asset-Backed Securities — Consumer Receivables–1.68%
Barton Capital LLC(b)(d)	0.26%	11/18/15	20,000	20,000,000
Barton Capital LLC(b)(d)	0.26%	12/01/15	25,000	25,000,000
				45,000,000

Asset-Backed Securities — Fully Supported–0.94%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(b)(d)	0.32%	10/08/15	25,000	25,002,335

Asset-Backed Securities — Fully Supported Bank–17.94%
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(a)(b)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.25%	10/08/15	50,000	49,987,153
Concord Minutemen Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/05/15	20,000	19,995,278
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/07/15	10,000	9,997,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	09/15/15	75,000	74,993,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.24%	10/19/15	25,000	24,992,000
Lexington Parker Capital Co. LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	79,000	78,999,122
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)	0.23%	10/02/15	10,000	9,998,019
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	25,000	24,999,722
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.23%	10/01/15	20,000	19,996,167
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.15%	09/01/15	50,000	50,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.19%	09/21/15	31,000	30,996,728
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.21%	09/21/15	25,000	24,997,083
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	10/01/15	10,000	9,998,250
				479,939,647

Asset-Backed Securities — Multi–Purpose–2.62%
Versailles Commercial Paper LLC(b)(d)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(d)	0.27%	10/28/15	50,000	50,000,000
				70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.39%
Toyota Motor Credit Corp.(a)	0.21%	10/09/15	$64,000	$63,985,813

Diversified Banks–2.24%
BNP Paribas S.A.(a)	0.25%	10/26/15	50,000	49,980,903
DBS Bank Ltd.(a)(d)	0.25%	10/23/15	10,000	9,996,389
				59,977,292

Industrial Conglomerates–2.80%
Danaher Corp.(d)	0.27%	10/05/15	75,000	74,980,875

Regional Banks–3.21%
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/04/15	26,000	25,999,567
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/18/15	60,000	59,994,333
				85,993,900

Specialized Finance–1.87%
Caisse des Depots et Consignations(a)(d)	0.19%	09/04/15	50,000	49,999,208
Total Commercial Paper (Cost $954,879,070)				954,879,070

Variable Rate Demand Notes–6.10%(e)
Credit Enhanced–6.10%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	2,130	2,130,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.03%	10/01/25	1,235	1,235,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	500	500,000
Derry (Township of) Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	25,715	25,715,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,450	1,450,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	10,360	10,360,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	0.15%	04/01/47	51,400	51,400,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	1,700	1,700,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.(f)	0.03%	06/01/35	5,120	5,120,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(a)(f)	0.40%	11/01/49	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	$1,600	$1,600,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	5,200	5,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	2,215	2,215,000
Total Variable Rate Demand Notes (Cost $163,080,000)				163,080,000

U.S. Government Sponsored Agency Securities–0.98%
Overseas Private Investment Corp. (OPIC)–0.98%
Unsec. Gtd. VRD COP Bonds(e)	0.15%	05/15/30	12,220	12,220,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/15/22	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/20/22	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $26,220,000)				26,220,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.34% (Cost $2,175,875,399)				2,175,875,399

			Repurchase Amount
Repurchase Agreements–18.65%(g)
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $10,000,083 (collateralized by Domestic Corporate obligations valued at $10,842,246; 1.95%-6.00%, 03/15/18-09/01/40)(a)	0.30%	09/01/15	10,000,083	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $55,041,647 (collateralized by Domestic Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $60,500,000; 0%-6.42%, 01/26/36-05/25/54)(h)	0.47%	10/23/15	55,041,647	55,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/28/15, maturing value of $25,019,583 (collateralized by a Domestic Non-Agency Mortgage-backed security valued at $27,500,001; 3.44%, 09/25/57)(h)	0.47%	10/27/15	25,019,583	25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $20,010,111 (collateralized by a Foreign Non-Agency Asset-backed security valued at $22,000,000; 0.49%, 09/10/46)(h)	0.52%	10/05/15	20,010,111	20,000,000
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(h)	0.10%	10/27/15	100,025,556	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,000; 0%-10.20%, 09/09/16-05/15/46)(a)(h)	0.26%	09/02/15	75,048,750	75,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	49,017,058	49,016,881
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	75,000,250	75,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/28/15, maturing value of $90,058,000 (collateralized by a U.S. Government Sponsored Agency obligation valued at $91,800,000; 1.85%, 05/29/20)(h)	0.40%	09/24/15	90,058,000	90,000,000
Total Repurchase Agreements (Cost $499,016,881)				499,016,881
TOTAL INVESTMENTS(i)(j)–99.99% (Cost $2,674,892,280)				2,674,892,280
OTHER ASSETS LESS LIABILITIES–0.01%				308,085
NET ASSETS–100.00%				$2,675,200,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 15.3%; Japan: 14.8%; Switzerland: 10.9%; United Kingdom: 10.8%; other countries less than 5% each: 15.7%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $833,562,182, which represented 31.16% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.56%
U.S. Treasury Bills–11.62%(a)
U.S. Treasury Bills	0.09%	09/17/15	$100,000	$99,995,889
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,997,222
U.S. Treasury Bills	0.13%	11/12/15	150,000	149,960,150
U.S. Treasury Bills	0.11%	12/31/15	150,000	149,944,542
U.S. Treasury Bills	0.13%	01/21/16	200,000	199,899,810
U.S. Treasury Bills	0.16%	02/04/16	100,000	99,932,833
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,870,000
U.S. Treasury Bills	0.23%	04/28/16	150,000	149,778,500
U.S. Treasury Bills	0.24%	04/28/16	150,000	149,767,500
U.S. Treasury Bills	0.23%	05/26/16	50,000	49,914,389
U.S. Treasury Bills	0.25%	05/26/16	200,000	199,627,778
U.S. Treasury Bills	0.26%	05/26/16	250,000	249,525,417
U.S. Treasury Bills	0.28%	06/23/16	75,000	74,830,416
U.S. Treasury Bills	0.29%	06/23/16	75,000	74,827,025
				1,847,871,471

U.S. Treasury Notes–20.94%
U.S. Treasury Floating Rate Notes(b)	0.12%	07/31/16	250,000	249,999,998
U.S. Treasury Floating Rate Notes(b)	0.10%	10/31/16	150,000	149,955,673
U.S. Treasury Floating Rate Notes(b)	0.13%	01/31/17	700,000	700,012,934
U.S. Treasury Floating Rate Notes(b)	0.13%	07/31/17	350,000	349,999,030
U.S. Treasury Notes	0.25%	09/15/15	350,000	350,015,947
U.S. Treasury Notes	0.25%	10/15/15	300,000	300,021,936
U.S. Treasury Notes	0.25%	10/31/15	85,000	85,009,871
U.S. Treasury Notes	1.25%	10/31/15	150,000	150,262,500
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,277,815
U.S. Treasury Notes	0.38%	01/31/16	245,000	245,230,421
U.S. Treasury Notes	0.38%	02/15/16	350,000	350,373,872
U.S. Treasury Notes	9.25%	02/15/16	48,000	49,980,628
U.S. Treasury Notes	0.25%	02/29/16	200,000	200,082,070
U.S. Treasury Notes	2.13%	02/29/16	50,000	50,491,396
				3,331,714,091
Total U.S. Treasury Securities (Cost $5,179,585,562)				5,179,585,562
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.56% (Cost $5,179,585,562)				5,179,585,562

			Repurchase Amount
Repurchase Agreements–67.43%(c)
Bank of Montreal, Term agreement dated 07/17/15, maturing value of $300,067,500 (collateralized by U.S. Treasury obligations valued at $306,000,056; 0.63%-8.00%, 06/30/17-05/15/45)(d)	0.09%	10/15/15	300,067,500	300,000,000
Bank of Montreal, Term agreement dated 07/22/15, maturing value of $100,020,750 (collateralized by U.S. Treasury obligations valued at $102,000,099; 0.25%-8.75%, 11/30/15-02/15/43)(d)	0.09%	10/14/15	100,020,750	100,000,000
Bank of Montreal, Term agreement dated 07/29/15, maturing value of $500,106,250 (collateralized by U.S. Treasury obligations valued at $510,000,082; 0.50%-8.00%, 09/30/16-08/15/40)(d)	0.09%	10/23/15	500,106,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 08/19/15, maturing value of $250,048,611 (collateralized by U.S. Treasury obligations valued at $255,000,084; 0.88%-8.00%, 02/28/17-05/15/25)(d)	0.14%	10/08/15	$250,048,611	$250,000,000
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $200,000,722 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-9.25%, 10/31/15-08/15/39)	0.13%	09/01/15	200,000,722	200,000,000
BMO Capital Markets Corp., Term agreement dated 05/27/15, maturing value of $250,068,750 (collateralized by U.S. Treasury obligations valued at $255,000,079; 0.38%-8.75%, 11/15/15-08/15/40)(d)	0.10%	09/04/15	250,068,750	250,000,000
BNP Paribas Securities Corp., Agreement dated 08/31/15, maturing value of $750,002,500 (collateralized by U.S. Treasury obligations valued at $765,000,054; 0%-8.75%, 09/15/15-11/15/41)	0.12%	09/01/15	750,002,500	750,000,000
BNP Paribas Securities Corp., Term agreement dated 08/12/15, maturing value of $600,045,000 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-8.75%, 03/31/16-01/15/26)(d)	0.09%	09/18/15	600,045,000	600,000,000
CIBC World Markets Corp., Agreement dated 08/31/15, maturing value of $100,000,333 (collateralized by U.S. Treasury obligations valued at $102,004,823; 0.38%-3.63%, 04/30/16-08/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Citigroup Global Markets Inc., Term agreement dated 08/12/15, maturing value of $500,058,333 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-4.75%, 02/15/16-05/15/45)(d)	0.12%	09/16/15	500,058,333	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.13%-3.63%, 01/31/20-04/15/20)	0.12%	09/01/15	500,001,667	500,000,000
Goldman, Sachs & Co., Term agreement dated 08/25/15, maturing value of $1,200,082,667 (collateralized by U.S. Treasury obligations valued at $1,224,000,015; 0%-7.50%, 09/15/15-05/15/43)(d)	0.08%	09/25/15	1,200,082,667	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $250,000,764 (collateralized by U.S. Treasury obligations valued at $255,001,182; 0.63%-3.00%, 06/30/17-11/15/44)	0.11%	09/01/15	250,000,764	250,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/15, maturing value of $700,012,250 (collateralized by U.S. Treasury obligations valued at $714,002,393; 0.13%-2.00%, 01/15/16-01/15/21)(d)	0.09%	09/02/15	700,012,250	700,000,000
ING Financial Markets, LLC, Term agreement dated 08/25/15, maturing value of $300,005,250 (collateralized by U.S. Treasury obligations valued at $306,000,180; 1.38%-1.75%, 02/28/19-05/15/23)(d)	0.09%	09/01/15	300,005,250	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/15, maturing value of $350,001,167 (collateralized by U.S. Treasury obligations valued at $357,000,040; 1.63%-5.38%, 03/31/19-02/15/31)	0.12%	09/01/15	350,001,167	350,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $600,009,333 (collateralized by U.S. Treasury obligations valued at $612,000,001; 1.75%-2.25%, 03/31/21-02/15/25)(d)	0.08%	09/02/15	600,009,333	600,000,000
Mitsubishi UFJ Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.50%, 04/15/16-02/15/45)	0.12%	09/01/15	500,001,667	500,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	176,780,914	176,780,276
Societe Generale, Term agreement dated 08/12/15, maturing value of $250,027,500 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.13%-8.75%, 02/15/18-02/15/45)(d)	0.12%	09/14/15	250,027,500	250,000,000
Societe Generale, Term agreement dated 08/17/15, maturing value of $500,055,972 (collateralized by U.S. Treasury obligations valued at $510,000,020; 0.75%-2.50%, 10/15/17-02/15/45)(d)	0.13%	09/17/15	500,055,972	500,000,000
Societe Generale, Term agreement dated 08/20/15, maturing value of $500,053,333 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.13%-8.88%, 08/15/17-02/15/41)(d)	0.12%	09/21/15	500,053,333	500,000,000
Societe Gienerale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(d)	0.10%	09/08/15	300,039,167	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	$100,000,333	$100,000,000
Wells Fargo Securities, LLC, Agreement dated 08/31/15, maturing value of $175,000,632 (collateralized by U.S. Treasury obligations valued at $178,500,076; 1.38%, 02/29/20)	0.13%	09/01/15	175,000,632	175,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	200,000,722	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/17/15, maturing value of $225,041,250 (collateralized by U.S. Treasury obligations valued at $229,500,037; 2.00%-2.63%, 11/15/20-08/31/21)(d)	0.11%	09/15/15	225,041,250	225,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/04/15, maturing value of $350,068,833 (collateralized by U.S. Treasury obligations valued at $357,000,001; 0%-3.13%, 09/03/15-02/15/43)(d)	0.12%	10/02/15	350,068,833	350,000,000
Total Repurchase Agreements (Cost $10,726,780,276)				10,726,780,276
TOTAL INVESTMENTS(e)–99.99% (Cost $15,906,365,838)				15,906,365,838
OTHER ASSETS LESS LIABILITIES–0.01%				1,972,400
NET ASSETS–100.00%				$15,908,338,238

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–58.44%
Federal Farm Credit Bank (FFCB)–12.80%
Disc. Notes(a)	0.20%	01/22/16	$15,000	$14,988,381
Disc. Notes(a)	0.22%	02/11/16	50,000	49,950,194
Unsec. Bonds(b)	0.15%	10/08/15	85,000	84,999,550
Unsec. Bonds(b)	0.15%	11/02/15	75,000	74,999,048
Unsec. Bonds(b)	0.16%	12/09/15	175,000	174,995,100
Unsec. Bonds(b)	0.16%	12/09/15	50,000	50,000,000
Unsec. Bonds(b)	0.17%	01/25/16	19,800	19,800,832
Unsec. Bonds(b)	0.17%	04/21/16	33,000	32,999,025
Unsec. Bonds(b)	0.17%	05/05/16	145,000	144,995,220
Unsec. Bonds(b)	0.16%	10/03/16	30,000	30,003,474
Unsec. Bonds(b)	0.22%	10/11/16	32,100	32,122,745
Unsec. Bonds(b)	0.25%	01/17/17	14,789	14,807,627
Unsec. Bonds(b)	0.23%	07/25/17	35,600	35,632,580
				760,293,776

Federal Home Loan Bank (FHLB)–24.52%
Unsec. Bonds(b)	0.15%	05/18/16	70,000	70,000,000
Unsec. Bonds(b)	0.15%	07/22/16	150,000	150,000,000
Unsec. Disc. Notes(a)	0.02%	09/01/15	11,708	11,708,356
Unsec. Disc. Notes(a)	0.03%	09/02/15	10,000	9,999,992
Unsec. Disc. Notes(a)	0.15%	09/18/15	4,000	3,999,712
Unsec. Disc. Notes(a)	0.15%	10/21/15	100,000	99,979,167
Unsec. Disc. Notes(a)	0.10%	11/09/15	350,000	349,936,271
Unsec. Disc. Notes(a)	0.19%	11/16/15	10,000	9,995,989
Unsec. Disc. Notes(a)	0.16%	11/20/15	5,000	4,998,278
Unsec. Disc. Notes(a)	0.11%	11/25/15	39,700	39,690,158
Unsec. Disc. Notes(a)	0.16%	12/02/15	60,000	59,976,233
Unsec. Disc. Notes(a)	0.16%	12/04/15	35,000	34,985,378
Unsec. Disc. Notes(a)	0.17%	01/06/16	98,000	97,942,956
Unsec. Disc. Notes(a)	0.22%	01/20/16	8,100	8,093,179
Unsec. Disc. Notes(a)	0.21%	01/26/16	10,000	9,991,425
Unsec. Disc. Notes(a)	0.18%	01/27/16	54,000	53,960,040
Unsec. Disc. Notes(a)	0.20%	01/27/16	7,435	7,428,887
Unsec. Disc. Notes(a)	0.18%	02/03/16	45,770	45,735,513
Unsec. Disc. Notes(a)	0.22%	02/03/16	38,650	38,613,987
Unsec. Disc. Notes(a)	0.19%	02/12/16	100,000	99,913,444
Unsec. Disc. Notes(a)	0.23%	02/19/16	15,206	15,189,387
Unsec. Disc. Notes(a)	0.23%	02/26/16	49,293	49,236,943
Unsec. Disc. Notes(a)	0.24%	03/02/16	11,234	11,220,294
Unsec. Global Bonds(b)	0.17%	09/08/15	75,000	74,999,782
Unsec. Global Bonds(b)	0.16%	10/14/15	18,500	18,500,067
Unsec. Global Bonds(b)	0.15%	08/18/16	80,000	79,996,110
				1,456,091,548

Federal Home Loan Mortgage Corp. (FHLMC)–8.24%
Unsec. Disc. Notes(a)	0.15%	09/11/15	10,000	9,999,583
Unsec. Disc. Notes(a)	0.14%	09/21/15	24,938	24,936,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.15%	10/02/15	$55,000	$54,993,133
Unsec. Disc. Notes(a)	0.14%	10/09/15	20,000	19,997,044
Unsec. Disc. Notes(a)	0.14%	11/06/15	25,000	24,993,583
Unsec. Disc. Notes(a)	0.16%	11/16/15	6,000	5,998,037
Unsec. Disc. Notes(a)	0.16%	11/23/15	5,000	4,998,213
Unsec. Disc. Notes(a)	0.15%	12/14/15	20,000	19,991,622
Unsec. Disc. Notes(a)	0.19%	01/21/16	7,500	7,494,527
Unsec. Disc. Notes(a)	0.20%	01/22/16	25,000	24,980,139
Unsec. Disc. Notes(a)	0.18%	01/29/16	28,493	28,471,631
Unsec. Disc. Notes(a)	0.19%	01/29/16	110,700	110,612,363
Unsec. Disc. Notes(a)	0.20%	01/29/16	7,023	7,017,294
Unsec. Disc. Notes(a)	0.20%	02/01/16	7,090	7,083,974
Unsec. Disc. Notes(a)	0.19%	02/19/16	50,000	49,954,875
Unsec. Disc. Notes(a)	0.21%	03/16/16	42,800	42,750,816
Unsec. Global Notes(b)	0.16%	02/18/16	35,000	34,997,514
Unsec. Global Notes(b)	0.20%	01/13/17	10,000	10,006,303
				489,276,711

Federal National Mortgage Association (FNMA)–9.71%
Unsec. Disc. Notes(a)	0.15%	09/16/15	49,250	49,246,922
Unsec. Disc. Notes(a)	0.14%	09/23/15	25,000	24,997,861
Unsec. Disc. Notes(a)	0.15%	09/23/15	22,581	22,578,964
Unsec. Disc. Notes(a)	0.14%	10/07/15	80,000	79,988,640
Unsec. Disc. Notes(a)	0.14%	10/14/15	29,100	29,095,134
Unsec. Disc. Notes(a)	0.14%	11/18/15	20,000	19,993,933
Unsec. Disc. Notes(a)	0.15%	12/01/15	15,800	15,794,009
Unsec. Disc. Notes(a)	0.20%	01/13/16	2,820	2,817,880
Unsec. Disc. Notes(a)	0.20%	01/19/16	10,000	9,992,417
Unsec. Disc. Notes(a)	0.20%	01/20/16	5,700	5,695,535
Unsec. Disc. Notes(a)	0.20%	01/21/16	10,000	9,992,111
Unsec. Disc. Notes(a)	0.19%	01/27/16	75,645	75,585,913
Unsec. Disc. Notes(a)	0.22%	02/03/16	15,000	14,985,792
Unsec. Disc. Notes(a)	0.23%	02/03/16	62,000	61,938,603
Unsec. Disc. Notes(a)	0.25%	02/10/16	70,000	69,921,250
Unsec. Disc. Notes(a)	0.21%	03/01/16	27,100	27,071,229
Unsec. Disc. Notes(a)	0.22%	03/07/16	15,000	14,982,767
Unsec. Disc. Notes(a)	0.23%	03/14/16	42,250	42,197,363
				576,876,323

Overseas Private Investment Corp. (OPIC)–3.17%
Gtd. VRD COP Bonds(c)	0.16%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	51,000	51,000,000
Gtd. VRD COP Bonds(c)	0.16%	11/15/28	100,000	100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,470,538,358)				3,470,538,358

U.S. Treasury Securities–1.77%
U.S. Treasury Notes(b) (Cost $105,005,426)	0.13%	07/31/17	105,000	105,005,426
TOTAL INVESTMENTS (excluding Repurchase Agreements)–60.21% (Cost $3,575,543,784)				3,575,543,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–39.79%(d)
BMO Capital Markets Corp., Joint agreement dated 08/31/15, aggregate maturing value of $200,000,667 (collateralized by U.S. Government Sponsored Agency obligations valued at $204,000,745; 0%-6.75%, 09/10/15-11/15/38)	0.12%	09/01/15	$100,000,334	$100,000,000
Citigroup Global Markets Inc., Joint agreement dated 08/31/15, aggregate maturing value of $250,000,903 (collateralized by U.S. Government Sponsored Agency obligations valued at $255,000,340; 0%-6.25%, 01/20/16-07/15/36)	0.13%	09/01/15	150,000,542	150,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/12/15, aggregate maturing value of $250,031,597 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $255,000,000; 0%-8.25%, 09/14/15-04/01/56)(e)	0.13%	09/16/15	200,025,278	200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,806 (collateralized by U.S. Treasury obligation valued at $510,000,083; 0.13%, 04/15/17)	0.13%	09/01/15	500,001,806	500,000,000
ING Financial Markets, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $150,000,542 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $153,001,075; 0.88%-3.50%, 02/22/17-05/15/25)	0.13%	09/01/15	100,000,361	100,000,000
ING Financial Markets, LLC, Joint term agreement dated 08/04/15, aggregate maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,004,162; 1.75%-3.75%, 05/15/23-11/15/43)(e)	0.12%	09/03/15	180,018,000	180,000,000
ING Financial Markets, LLC, Term agreement dated 08/27/15, maturing value of $200,003,111 (collateralized by U.S. Treasury obligations valued at $204,002,003; 2.50%-2.75%, 11/15/23-05/15/24)(e)	0.08%	09/03/15	200,003,111	200,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint term agreement dated 08/26/15, aggregate maturing value of $350,006,125 (collateralized by U.S. Government Sponsored Agency obligations valued at $357,000,592; 0%-3.50%, 01/04/16-03/14/33)(e)	0.09%	09/02/15	300,005,250	300,000,000
Societe Generale, Term agreement dated 07/22/15, maturing value of $200,040,000 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $204,000,082; 0%-2.64%, 01/31/17-01/15/26)(e)	0.10%	10/02/15	200,040,000	200,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	62,479,264	62,479,038
Societe Generale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(e)	0.10%	09/08/15	200,026,111	200,000,000
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	70,958,756	70,958,500
Total Repurchase Agreements (Cost $2,363,437,538)				2,363,437,538
TOTAL INVESTMENTS(f)–100.00% (Cost $5,938,981,322)				5,938,981,322
OTHER ASSETS LESS LIABILITIES–0.00%				87,552
NET ASSETS–100.00%				$5,939,068,874

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–83.08%
Federal Farm Credit Bank (FFCB)–36.12%
Disc. Notes(a)	0.01%	09/01/15	$10,000	$10,000,000
Disc. Notes(a)	0.06%	09/02/15	5,000	4,999,992
Disc. Notes(a)	0.06%	09/21/15	10,788	10,787,640
Disc. Notes(a)	0.16%	12/03/15	5,000	4,997,933
Disc. Notes(a)	0.21%	01/14/16	1,648	1,646,733
Disc. Notes(a)	0.23%	02/12/16	5,000	4,994,875
Disc. Notes(a)	0.23%	03/24/16	5,000	4,993,594
Unsec. Bonds	4.88%	12/16/15	1,000	1,013,499
Unsec. Bonds	2.35%	12/22/15	1,090	1,097,091
Unsec. Bonds	3.75%	01/29/16	1,000	1,014,326
Unsec. Bonds(b)	0.19%	02/10/16	2,706	2,706,129
Unsec. Bonds(b)	0.21%	04/06/16	8,000	8,001,969
Unsec. Bonds(b)	0.27%	04/20/16	4,820	4,822,810
Unsec. Bonds(b)	0.17%	05/05/16	5,000	4,999,835
Unsec. Bonds(b)	0.17%	05/06/16	4,275	4,274,794
				70,351,220

Federal Home Loan Bank (FHLB)–44.39%
Unsec. Disc. Notes(a)	0.02%	09/01/15	3,292	3,291,644
Unsec. Disc. Notes(a)	0.06%	09/02/15	1,725	1,724,997
Unsec. Disc. Notes(a)	0.07%	09/02/15	5,000	4,999,991
Unsec. Disc. Notes(a)	0.07%	09/08/15	1,000	999,986
Unsec. Disc. Notes(a)	0.06%	09/09/15	5,000	4,999,939
Unsec. Disc. Notes(a)	0.07%	09/11/15	2,850	2,849,945
Unsec. Disc. Notes(a)	0.06%	09/15/15	5,200	5,199,879
Unsec. Disc. Notes(a)	0.06%	09/18/15	35,056	35,055,061
Unsec. Disc. Notes(a)	0.06%	09/21/15	12,129	12,128,596
Unsec. Disc. Notes(a)	0.08%	09/23/15	5,217	5,216,761
Unsec. Disc. Notes(a)	0.07%	09/24/15	5,000	4,999,776
Unsec. Disc. Notes(a)	0.16%	11/12/15	5,000	4,998,450
				86,465,025

Tennessee Valley Authority (TVA)–2.57%
Sr. Unsec. Disc. Notes(a)	0.07%	09/08/15	5,000	4,999,932
Total U.S. Government Sponsored Agency Securities (Cost $161,816,177)				161,816,177

U.S. Treasury Securities–16.68%
U.S. Treasury Bills–8.98%(a)
U.S. Treasury Bills	0.15%	09/17/15	7,500	7,499,500
U.S. Treasury Bills	0.18%	12/31/15	5,000	4,997,059
U.S. Treasury Bills	0.14%	01/28/16	5,000	4,997,061
				17,493,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–7.70%
U.S. Treasury Notes	0.25%	10/31/15	$5,000	$5,000,529
U.S. Treasury Notes	0.25%	11/30/15	5,000	5,001,760
U.S. Treasury Notes	0.38%	01/31/16	5,000	5,005,316
				15,007,605
Total U.S. Treasury Securities (Cost $32,501,225)				32,501,225
TOTAL INVESTMENTS(c)–99.76% (Cost $194,317,402)				194,317,402
OTHER ASSETS LESS LIABILITIES–0.24%				466,017
NET ASSETS–100.00%				$194,783,419

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.50%
Alabama–5.39%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	$12,000	$12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	04/01/28	10,000	10,000,000
				32,000,000

Arizona–1.17%
Salt River Project Agricultural Improvement and Power District ; Series 2009 B, Electric System RB	4.00%	01/01/16	2,150	2,177,099
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/37	4,750	4,750,000
				6,927,099

California–4.08%
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/16	16,700	16,700,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/16	7,450	7,523,296
				24,223,296

Colorado–4.58%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/34	2,000	2,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/24	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.14%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.13%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,695	3,695,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,210,000

Delaware–0.93%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/36	2,850	2,850,000
				5,545,000

District of Columbia–0.30%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	01/01/29	1,777	1,777,000

Florida–4.85%
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)(a)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.04%	11/15/35	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(d)(e)(f)	0.04%	04/01/17	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	11/01/36	2,400	2,400,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/32	13,815	13,815,000
				28,790,000

Georgia–0.87%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/16	1,000	1,027,960
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/20	1,000	1,000,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/16	1,375	1,428,440
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/20	1,700	1,700,000
				5,156,400

Illinois–6.49%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.10%	10/01/17	600	600,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)	0.02%	06/01/40	2,245	2,245,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.09%	09/01/24	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.11%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/29	1,170	1,170,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	02/15/33	2,355	2,355,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.09%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/34	1,200	1,200,000
				38,545,000

Indiana–2.96%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	7,450	7,450,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.01%	05/15/38	1,150	1,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Northwest Allen School Building Corp.; Series 2014, Ref. & Improvement First Mortgage RB	4.00%	01/15/16	$1,370	$1,389,494
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/19	680	680,000
				17,569,494

Iowa–0.34%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kansas–1.63%
Olathe (City of); Series 226, Improvement Unlimited Tax GO Bonds	5.00%	10/01/15	850	853,299
Wichita (City of);
Series 272, Unlimited Tax GO Temporary Notes	1.00%	10/15/15	4,350	4,354,515
Series 272, Unlimited Tax GO Temporary Notes	2.00%	04/15/16	4,400	4,447,833
				9,655,647

Kentucky–4.12%
Boyle (County of) (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	06/01/37	8,800	8,800,000
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	326,489
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,812,894
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	8,005	8,005,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,530	4,530,000
				24,474,383

Louisiana–0.19%
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/16	1,110	1,144,179

Maryland–3.90%
Baltimore (City of) (Mayor & City Council); Series 2013 B, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	10/15/15	1,000	1,005,878
Baltimore (County of); Series 2010 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	11/01/15	1,125	1,133,941
Maryland (State of) (State & Local Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/16	925	946,925
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/41	7,885	7,885,000
Prince George’s (County of); Series 2011 B, Ref. Consolidate Public Improvement Limited Tax GO Bonds	5.00%	09/15/15	1,900	1,903,546
				23,135,290

Massachusetts–1.60%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/38	4,585	4,585,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,935	4,935,000
				9,520,000

Michigan–2.79%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	5,890	5,890,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/31	5,405	5,405,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	$5,280	$5,280,000
				16,575,000

Minnesota–2.56%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	04/01/37	3,235	3,235,000
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/25	300	300,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	5,520	5,520,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	790,000
				15,215,000

Missouri–5.21%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	4,900	4,900,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	15,400	15,400,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/27	9,170	9,170,000
				30,930,000

New Hampshire–0.61%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	3,625	3,625,000

New York–5.44%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	8,200	8,200,000
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	9,600	9,600,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(a)	0.01%	11/01/41	6,200	6,200,000
				32,330,000

North Carolina–4.61%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/37	9,300	9,300,000
Durham (County of); Series 2010 A, Ref. Unlimited Tax GO Bonds	5.00%	11/01/15	800	806,392
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/16	860	889,710
Guilford (County of);
Series 2009 A, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	1,850	1,886,783
Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/16	2,350	2,405,829
Mecklenburg (County of);
Series 2005 C, Unlimited Tax GO Bonds	5.00%	02/01/16	1,125	1,147,297
Series 2008 B, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	850	866,917
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/17	2,335	2,335,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	3,560	3,560,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Raleigh (City of);
Series 2006 A, Combined Enterprise System RB	5.00%	03/01/16	$1,150	$1,177,572
Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/16	2,950	3,032,485
				27,407,985

Ohio–4.38%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,700	1,700,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	01/01/37	9,000	9,000,000
Cuyahoga (County of); Series 2012 A, Ref. Capital Improvement Limited Tax GO Bonds	3.00%	12/01/15	1,350	1,359,410
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.04%	12/01/21	7,525	7,525,000
Franklin (County of) (OhioHealth Corp.); Series 2011 C, Ref. Floating Rate Hospital Facilities RB(g)(h)	0.06%	06/01/16	2,900	2,900,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,510	3,510,000
				25,994,410

Oklahoma–0.15%
Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/16	900	903,642

Oregon–1.10%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	06/01/37	6,550	6,550,000

Pennsylvania–3.24%
Fayette (County of) Hospital Facilities Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	09/01/18	1,420	1,420,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/30	785	785,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/28	3,920	3,920,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	08/15/31	2,990	2,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	2,650	2,650,000
				19,225,000

South Carolina–0.08%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	490	490,000

Tennessee–1.28%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	07/15/36	7,575	7,575,000

Texas–6.57%
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/16	1,260	1,290,430
Collin (County of); Series 2015, Ref. Unlimited Tax GO Road Bonds	2.00%	02/15/16	5,105	5,146,402
Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	02/15/16	800	817,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (City of);
Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/16	$1,550	$1,583,674
Series 2012, Ref. Limited Tax GO Bonds	4.00%	02/15/16	1,950	1,983,256
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/16	2,200	2,216,955
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/16	1,020	1,036,921
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/50	3,500	3,500,000
Tarrant County Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant Regional Water District;
Series 2012 A, Ref. & Improvement Water Control RB	5.00%	03/01/16	3,500	3,583,227
Series 2012, Ref. & Improvement Water RB	5.00%	03/01/16	1,130	1,156,650
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	1,500	1,500,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/16	1,970	2,001,294
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,380	11,380,000
				39,046,146

Utah–1.85%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	09/01/32	11,000	11,000,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/38	11,705	11,705,000

Virginia–6.02%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/47	24,100	24,100,000
Fairfax (County of); Series 2013 A, Public Improvement Unlimited Tax Go Bonds	4.00%	10/01/15	770	772,413
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Redevelopment & Housing Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/30	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	12/01/19	400	400,000
				35,772,413

Washington–3.09%
Spokane (County of); Series 2011, Ref. Limited Tax GO Bonds	5.00%	12/01/15	1,730	1,750,691
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/43	6,000	6,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				18,330,691

West Virginia–0.81%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	4,800	4,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–4.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	10/01/42	$2,410	$2,410,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	08/15/34	4,800	4,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/37	9,095	9,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	05/01/30	7,545	7,545,000
				25,805,000
TOTAL INVESTMENTS(i)(j)–99.50% (Cost $590,953,075)				590,953,075
OTHER ASSETS LESS LIABILITIES–0.50%				2,964,833
NET ASSETS–100.00%				$593,917,908

Investment Abbreviations:

BHAC	– Bershire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 7.8%; other countries less than 5% each: 13.3%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $11,792,000, which represented 1.99% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Principal and/or interest payments are secured by the bound insurance company listed.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	7.3%
Wells Fargo Bank, N.A.	7.1
Federal National Mortgage Association	7.0
TD Bank, N.A.	6.9
U.S. Bank, N.A.	6.9
Federal Home Loan Mortgage Corp.	6.9
JPMorgan Chase Bank, N.A.	6.8
Northern Trust Co.	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$13,972,240,644	$2,175,875,399	$5,179,585,562	$3,575,543,784	$194,317,402	$590,953,075
Repurchase agreements, at value and cost	4,134,457,623	499,016,881	10,726,780,276	2,363,437,538	—	—
Total investments, at value and cost	18,106,698,267	2,674,892,280	15,906,365,838	5,938,981,322	194,317,402	590,953,075
Cash	—	—	—	—	504,166	571,947
Receivable for:
Investments sold	7,576,143	350,000	—	—	—	2,735,006
Interest	2,619,624	175,698	2,728,879	248,057	30,823	704,351
Fund expenses absorbed	291,288	259,652	1,058,340	570,531	12,273	72,680
Investment for trustee deferred compensation and retirement plans	3,348,401	960,550	1,973,124	893,431	122,855	342,088
Other assets	35,221	156,425	54,593	247,732	21,726	67,939
Total assets	18,120,568,944	2,676,794,605	15,912,180,774	5,940,941,073	195,009,245	595,447,086

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	1,048,793
Dividends	1,744,731	164,289	268,573	209,270	4,631	5,133
Accrued fees to affiliates	477,492	259,339	1,092,099	576,126	45,108	43,890
Accrued trustees’ and officer’s fees and benefits	42,047	7,748	31,175	14,004	3,829	3,902
Accrued operating expenses	89,364	34,613	84,737	—	30,966	27,054
Trustee deferred compensation and retirement plans	3,999,780	1,128,251	2,365,952	1,072,799	141,292	400,406
Total liabilities	6,353,414	1,594,240	3,842,536	1,872,199	225,826	1,529,178
Net assets applicable to shares outstanding	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

Net assets consist of:
Shares of beneficial interest	$18,111,670,795	$2,674,327,187	$15,908,422,009	$5,938,978,534	$194,810,910	$594,067,664
Undistributed net investment income	2,468,855	872,234	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	75,880	944	(62,497)	116,517	(18,445)	(44,801)
	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$15,974,125,875	$1,764,661,802	$7,850,083,884	$4,219,859,559	$105,550,474	$456,026,976
Private Investment Class	$283,476,166	$162,216,094	$461,131,133	$422,563,920	$5,984,129	$30,469,392
Personal Investment Class	$115,409,525	$117,573,235	$162,054,299	$37,167,875	$1,955,267	$3,623,759
Cash Management Class	$458,001,430	$483,595,041	$5,304,331,193	$222,852,784	$45,026,265	$51,017,729
Reserve Class	$156,215,892	$50,400,453	$35,604,084	$307,528,639	$5,875,967	$21,774,598
Resource Class	$72,685,807	$19,710,320	$324,480,435	$97,907,489	$2,371,907	$4,526,466
Corporate Class	$1,054,300,835	$77,043,420	$1,770,653,210	$631,188,608	$28,019,410	$26,478,988

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,971,876,468	1,764,653,525	7,849,769,272	4,219,715,207	105,542,132	455,997,383
Private Investment Class	283,434,406	162,215,304	461,111,138	422,549,208	5,983,300	30,467,302
Personal Investment Class	115,392,804	117,572,679	162,047,524	37,166,600	1,955,011	3,623,525
Cash Management Class	457,942,326	483,592,854	5,304,100,562	222,842,230	45,020,316	51,014,417
Reserve Class	156,193,914	50,400,202	35,602,695	307,517,844	5,875,100	21,773,143
Resource Class	72,675,318	19,710,227	324,466,582	97,904,306	2,371,594	4,526,175
Corporate Class	1,054,155,056	77,043,036	1,770,575,066	631,169,848	28,010,030	26,477,274
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$43,873,621	$4,784,782	$13,530,040	$5,711,935	$163,966	$489,717

Expenses:
Advisory fees	29,658,191	4,285,409	25,312,289	5,443,544	410,375	1,562,079
Administrative services fees	1,073,164	551,402	986,246	643,306	50,000	180,889
Custodian fees	133,057	26,605	107,064	2,061	6,613	7,107
Distribution fees:
Private Investment Class	1,563,478	745,974	2,467,964	1,912,238	53,717	154,350
Personal Investment Class	1,032,465	892,926	1,143,100	307,756	23,067	23,378
Cash Management Class	530,042	457,941	6,890,829	640,444	31,209	60,143
Reserve Class	1,466,620	230,896	785,905	3,171,604	17,728	266,151
Resource Class	243,809	51,845	685,988	239,311	7,483	11,057
Corporate Class	290,756	25,994	463,834	119,381	8,695	9,198
Transfer agent fees	1,728,297	257,125	1,518,737	489,919	18,375	59,044
Trustees’ and officers’ fees and benefits	417,761	93,166	317,742	125,493	24,974	41,553
Registration and filing fees	107,223	93,127	101,274	117,542	75,611	78,992
Professional services fees	192,580	63,407	170,115	3,715	45,941	48,529
Other	474,738	128,358	366,321	8,254	47,670	50,894
Total expenses	38,912,181	7,904,175	41,317,408	13,224,568	821,458	2,553,364
Less: Fees waived	(9,907,954)	(5,712,884)	(31,107,783)	(9,254,473)	(809,664)	(2,384,497)
Net expenses	29,004,227	2,191,291	10,209,625	3,970,095	11,794	168,867
Net investment income	14,869,394	2,593,491	3,320,415	1,741,840	152,172	320,850

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	164,146	944	(62,497)	116,517	5,675	17,500
Net increase in net assets resulting from operations	$15,033,540	$2,594,435	$3,257,918	$1,858,357	$157,847	$338,350

*	Includes net gains from securities sold to affiliates of $354 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2015 and 2014

	Liquid Assets Portfolio		STIC Prime Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$14,869,394	$12,803,743	$2,593,491	$2,193,860
Net realized gain	164,146	63,379	944	1,229
Net increase in net assets resulting from operations	15,033,540	12,867,122	2,594,435	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(14,147,500)	(12,173,578)	(1,854,672)	(1,525,734)
Private Investment Class	(30,767)	(59,123)	(132,350)	(128,606)
Personal Investment Class	(13,561)	(25,537)	(110,282)	(76,487)
Cash Management Class	(77,398)	(135,722)	(376,417)	(320,316)
Reserve Class	(14,433)	(25,611)	(18,513)	(16,998)
Resource Class	(12,035)	(15,843)	(20,138)	(43,810)
Corporate Class	(573,700)	(368,329)	(81,119)	(81,909)
Total distributions from net investment income	(14,869,394)	(12,803,743)	(2,593,491)	(2,193,860)

Share transactions–net:
Institutional Class	(2,640,861,091)	(67,247,031)	(148,752,146)	(99,103,915)
Private Investment Class	(61,736,842)	(24,844,066)	10,083,327	(14,479,604)
Personal Investment Class	(65,018,703)	24,398,104	(40,437,932)	59,098,398
Cash Management Class	(226,421,761)	(59,852,006)	29,823,610	2,580,751
Reserve Class	(23,801,101)	4,184,305	34,768,990	(623,024)
Resource Class	(62,863,904)	66,736,972	(12,328,636)	5,028,181
Corporate Class	383,540,344	(825,819,584)	17,489,399	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	(2,697,163,058)	(882,443,306)	(109,353,388)	(56,467,256)
Net increase (decrease) in net assets	(2,696,998,912)	(882,379,927)	(109,352,444)	(56,466,027)

Net assets:
Beginning of year	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of year*	$18,114,215,530	$20,811,214,442	$2,675,200,365	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,234	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Treasury Portfolio		Government & Agency Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$3,320,415	$2,729,391	$1,741,840	$1,247,013
Net realized gain (loss)	(62,497)	32,718	116,517	—
Net increase in net assets resulting from operations	3,257,918	2,762,109	1,858,357	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(1,478,709)	(1,082,321)	(1,159,579)	(753,997)
Private Investment Class	(102,223)	(79,068)	(126,468)	(72,161)
Personal Investment Class	(29,788)	(19,074)	(12,667)	(8,365)
Cash Management Class	(1,317,452)	(1,172,594)	(167,941)	(179,138)
Reserve Class	(11,073)	(18,855)	(108,700)	(55,996)
Resource Class	(68,891)	(55,606)	(38,869)	(23,566)
Corporate Class	(312,279)	(301,873)	(127,616)	(153,790)
Total distributions from net investment income	(3,320,415)	(2,729,391)	(1,741,840)	(1,247,013)

Share transactions–net:
Institutional Class	369,868,233	58,765,206	891,380,297	(1,111,110,237)
Private Investment Class	(63,444,289)	(58,439,851)	75,509,267	(11,338,446)
Personal Investment Class	(350,960)	30,524,234	(3,981,249)	(7,551,337)
Cash Management Class	(2,293,402,486)	1,370,912,651	(247,006,196)	(165,138,879)
Reserve Class	(151,761,502)	81,136,489	(3,594,120)	21,944,465
Resource Class	(49,445,822)	45,530,106	(6,672,798)	(39,758,492)
Corporate Class	346,906,945	(1,413,383,229)	(28,642,460)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(1,841,629,881)	115,045,606	676,992,741	(1,488,674,936)
Net increase (decrease) in net assets	(1,841,692,378)	115,078,324	677,109,258	(1,488,674,936)

Net assets:
Beginning of year	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of year*	$15,908,338,238	$17,750,030,616	$5,939,068,874	$5,261,959,616
* Includes accumulated undistributed net investment income	$(21,274)	$56,734	$(26,177)	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$152,172	$135,470	$320,850	$345,391
Net realized gain (loss)	5,675	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	157,847	111,349	338,350	361,268

Distributions to shareholders from net investment income:
Institutional Class	(109,398)	(81,011)	(243,361)	(241,289)
Private Investment Class	(5,768)	(8,257)	(14,944)	(17,356)
Personal Investment Class	(2,191)	(1,572)	(1,433)	(1,785)
Cash Management Class	(25,467)	(26,162)	(29,656)	(45,564)
Reserve Class	(1,334)	(413)	(13,465)	(13,233)
Resource Class	(3,530)	(1,791)	(2,416)	(3,510)
Corporate Class	(4,484)	(16,264)	(15,575)	(22,654)
Total distributions from net investment income	(152,172)	(135,470)	(320,850)	(345,391)

Share transactions–net:
Institutional Class	(22,147,472)	(616,846,807)	(68,021,232)	7,856,398
Private Investment Class	(9,595,904)	(4,455,605)	(3,807,802)	(18,170,589)
Personal Investment Class	(1,843,611)	(2,396,213)	(98,681)	(1,058,536)
Cash Management Class	(3,080,076)	16,549,522	(9,705,701)	(47,204,841)
Reserve Class	5,171,160	(591,737)	(5,865,164)	(5,165,485)
Resource Class	(1,336,302)	(1,482,686)	(989,440)	(2,779,701)
Corporate Class	(22,499,992)	50,500,004	(5,044,078)	71,486
Net increase (decrease) in net assets resulting from share transactions	(55,332,197)	(558,723,522)	(93,532,098)	(66,451,268)
Net increase (decrease) in net assets	(55,326,522)	(558,747,643)	(93,514,598)	(66,435,391)

Net assets:
Beginning of year	250,109,941	808,857,584	687,432,506	753,867,897
End of year*	$194,783,419	$250,109,941	$593,917,908	$687,432,506
* Includes accumulated undistributed net investment income	$(9,046)	$(1,690)	$(104,955)	$(88,667)

Notes to Financial Statements

August 31, 2015

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

42                         Short-Term Investments Trust

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

43                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term.

44                         Short-Term Investments Trust

For the year ended August 31, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,910,905	$—
STIC Prime Portfolio	1,442,717	1,865,694
Treasury Portfolio	5,143,480	13,526,682
Government & Agency Portfolio	—	2,863,738
Government TaxAdvantage Portfolio	410,375	257,390
Tax-Free Cash Reserve Portfolio	362,285	1,497,935

Voluntary fee waivers for the year ended August 31, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$716,898	$661,407	$89,718	$1,170,992	$160,650	N/A
STIC Prime Portfolio	447,391	654,640	365,818	200,857	41,424	$25,865
Treasury Portfolio	1,480,778	838,273	5,512,663	683,737	548,791	463,834
Government & Agency Portfolio	1,147,343	225,688	512,355	2,759,296	191,449	119,381
Government TaxAdvantage Portfolio	26,859	16,916	24,967	15,423	5,986	8,695
Tax-Free Cash Reserve Portfolio	77,175	17,143	48,114	231,552	8,845	9,198

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$625,391	$275,324	$106,008	$190,661	N/A	N/A
STIC Prime Portfolio	298,390	238,114	91,588	30,017	$10,369	N/A
Treasury Portfolio	987,186	304,827	1,378,166	102,168	137,198	N/A
Government & Agency Portfolio	764,895	82,068	128,089	412,309	47,862	N/A
Government TaxAdvantage Portfolio	26,858	6,151	6,242	2,305	1,497	N/A
Tax-Free Cash Reserve Portfolio	77,175	6,234	12,029	34,600	2,212	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$896,284,266	$988,974,720	$354
STIC Prime Portfolio	—	12,620,070	—
Tax-Free Cash Reserve Portfolio	843,903,483	761,328,978	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2015 and 2014:

	2015	2014
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$14,869,394	$12,803,743
STIC Prime Portfolio	2,593,491	2,193,860
Treasury Portfolio	3,320,415	2,729,391
Government & Agency Portfolio	1,741,840	1,247,013
Government TaxAdvantage Portfolio	152,172	135,470
Tax-Free Cash Reserve Portfolio	320,850	345,391

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,700,175	$531	$(4,155,971)	$—	$18,111,670,795	$18,114,215,530
STIC Prime Portfolio	2,038,293	—	(1,165,115)	—	2,674,327,187	2,675,200,365
Treasury Portfolio	2,440,443	—	(2,461,717)	(62,497)	15,908,422,009	15,908,338,238
Government & Agency Portfolio	1,207,121	—	(1,116,781)	—	5,938,978,534	5,939,068,874
Government TaxAdvantage Portfolio	135,559	—	(144,605)	(18,445)	194,810,910	194,783,419
Tax-Free Cash Reserve Portfolio	307,996	—	(412,951)	(44,801)	594,067,664	593,917,908

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2015, which expire as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2015 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$—	$—	$—
STIC Prime Portfolio	(76,484)	—	76,484
Treasury Portfolio	(78,008)	(32,718)	110,726
Government & Agency Portfolio	(66,268)	—	66,268
Government TaxAdvantage Portfolio	(7,356)	—	7,356
Tax-Free Cash Reserve Portfolio	(16,288)	—	16,288

47                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	285,396,098,619	$285,396,098,619	298,168,481,912	$298,168,481,912
Private Investment Class	1,434,632,883	1,434,632,883	1,862,580,534	1,862,580,534
Personal Investment Class	538,543,116	538,543,116	684,245,247	684,245,247
Cash Management Class	4,326,518,141	4,326,518,141	5,350,296,060	5,350,296,060
Reserve Class	1,016,989,736	1,016,989,736	1,297,208,097	1,297,208,097
Resource Class	459,622,836	459,622,836	600,648,639	600,648,639
Corporate Class	5,521,655,244	5,521,655,244	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	3,973,048	3,973,048	3,946,761	3,946,761
Private Investment Class	8,279	8,279	15,991	15,991
Personal Investment Class	11,639	11,639	22,313	22,313
Cash Management Class	31,257	31,257	69,866	69,866
Reserve Class	14,378	14,378	27,238	27,238
Resource Class	12,396	12,396	15,457	15,457
Corporate Class	225,681	225,681	165,898	165,898

Reacquired:
Institutional Class	(288,040,932,758)	(288,040,932,758)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(1,496,378,004)	(1,496,378,004)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(603,573,458)	(603,573,458)	(659,869,456)	(659,869,456)
Cash Management	(4,552,971,159)	(4,552,971,159)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(1,040,805,215)	(1,040,805,215)	(1,293,051,030)	(1,293,051,030)
Resource Class	(522,499,136)	(522,499,136)	(533,927,124)	(533,927,124)
Corporate Class	(5,138,340,581)	(5,138,340,581)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	(2,697,163,058)	$(2,697,163,058)	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,941,737,037	$5,941,737,037	5,548,259,062	$5,548,259,062
Private Investment Class	1,211,080,589	1,211,080,589	1,296,968,970	1,296,968,970
Personal Investment Class	1,182,870,259	1,182,870,259	1,958,713,324	1,958,713,324
Cash Management Class	3,144,474,982	3,144,474,982	2,679,245,356	2,679,245,356
Reserve Class	210,463,689	210,463,689	74,531,956	74,531,956
Resource Class	64,359,363	64,359,363	120,676,878	120,676,878
Corporate Class	1,149,830,507	1,149,830,507	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	454,008	454,008	377,518	377,518
Private Investment Class	56,232	56,232	45,718	45,718
Personal Investment Class	68,043	68,043	51,142	51,142
Cash Management Class	71,815	71,815	49,157	49,157
Reserve Class	14,807	14,807	17,060	17,060
Resource Class	16,256	16,256	42,179	42,179
Corporate Class	71,730	71,730	68,237	68,237

Reacquired:
Institutional Class	(6,090,943,191)	(6,090,943,191)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(1,201,053,494)	(1,201,053,494)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(1,223,376,234)	(1,223,376,234)	(1,899,666,068)	(1,899,666,068)
Cash Management	(3,114,723,187)	(3,114,723,187)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(175,709,506)	(175,709,506)	(75,172,040)	(75,172,040)
Resource Class	(76,704,255)	(76,704,255)	(115,690,876)	(115,690,876)
Corporate Class	(1,132,412,838)	(1,132,412,838)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	(109,353,388)	$(109,353,388)	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,766,462,244	$16,766,462,244	16,186,538,309	$16,186,538,309
Private Investment Class	1,901,290,280	1,901,290,280	1,918,270,498	1,918,270,498
Personal Investment Class	1,101,975,367	1,101,975,367	1,159,663,689	1,159,663,689
Cash Management Class	26,793,251,842	26,793,251,842	43,232,395,125	43,232,395,125
Reserve Class	109,204,351	109,204,351	252,917,682	252,917,682
Resource Class	329,636,954	329,636,954	807,040,285	807,040,285
Corporate Class	18,168,487,688	18,168,487,688	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	922,038	922,038	798,429	798,429
Private Investment Class	15,296	15,296	16,415	16,415
Personal Investment Class	26,774	26,774	18,911	18,911
Cash Management Class	60,767	60,767	56,720	56,720
Reserve Class	7,169	7,169	8,788	8,788
Resource Class	8,488	8,488	15,472	15,472
Corporate Class	132,198	132,198	107,134	107,134

Reacquired:
Institutional Class	(16,397,516,049)	(16,397,516,049)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,964,749,865)	(1,964,749,865)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(1,102,353,101)	(1,102,353,101)	(1,129,158,366)	(1,129,158,366)
Cash Management	(29,086,715,095)	(29,086,715,095)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(260,973,022)	(260,973,022)	(171,789,981)	(171,789,981)
Resource Class	(379,091,264)	(379,091,264)	(761,525,651)	(761,525,651)
Corporate Class	(17,821,712,941)	(17,821,712,941)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(1,841,629,881)	$(1,841,629,881)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,416,050,435	$37,416,050,435	53,908,163,991	$53,908,163,991
Private Investment Class	2,115,905,376	2,115,905,376	1,364,107,784	1,364,107,784
Personal Investment Class	134,224,028	134,224,028	152,623,485	152,623,485
Cash Management Class	5,837,371,862	5,837,371,862	9,268,718,362	9,268,718,362
Reserve Class	699,303,942	699,303,942	782,967,584	782,967,584
Resource Class	1,554,415,700	1,554,415,700	1,221,553,304	1,221,553,304
Corporate Class	4,660,748,011	4,660,748,011	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	199,188	199,188	234,710	234,710
Private Investment Class	37,056	37,056	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	33,044	33,044	58,768	58,768
Reserve Class	67,656	67,656	32,853	32,853
Resource Class	13,926	13,926	10,562	10,562
Corporate Class	55,261	55,261	102,366	102,366

Reacquired:
Institutional Class	(36,524,869,326)	(36,524,869,326)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(2,040,433,165)	(2,040,433,165)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(138,205,283)	(138,205,283)	(160,174,869)	(160,174,869)
Cash Management	(6,084,411,102)	(6,084,411,102)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(702,965,718)	(702,965,718)	(761,055,972)	(761,055,972)
Resource Class	(1,561,102,424)	(1,561,102,424)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(4,689,445,732)	(4,689,445,732)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	676,992,741	$676,992,741	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	368,612,267	$368,612,267	1,045,403,499	$1,045,403,499
Private Investment Class	71,398,479	71,398,479	142,692,873	142,692,873
Personal Investment Class	8,341,042	8,341,042	8,462,127	8,462,127
Cash Management Class	87,930,861	87,930,861	106,245,801	106,245,801
Reserve Class	14,172,451	14,172,451	973,205	973,205
Resource Class	17,934,744	17,934,744	169	169
Corporate Class	187,300,005	187,300,005	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	84,605	84,605	75,437	75,437
Private Investment Class	3,065	3,065	6,138	6,138
Cash Management Class	24,731	24,731	26,434	26,434
Reserve Class	1,197	1,197	420	420
Resource Class	3,214	3,214	1,707	1,707
Corporate Class	4,203	4,203	15,798	15,798

Reacquired:
Institutional Class	(390,844,344)	(390,844,344)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(80,997,448)	(80,997,448)	(147,154,616)	(147,154,616)
Personal Investment Class	(10,184,653)	(10,184,653)	(10,858,340)	(10,858,340)
Cash Management	(91,035,668)	(91,035,668)	(89,722,713)	(89,722,713)
Reserve Class	(9,002,488)	(9,002,488)	(1,565,362)	(1,565,362)
Resource Class	(19,274,260)	(19,274,260)	(1,484,562)	(1,484,562)
Corporate Class	(209,804,200)	(209,804,200)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(55,332,197)	$(55,332,197)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,022,223,755	$1,022,223,755	1,155,647,434	$1,155,647,434
Private Investment Class	48,653,591	48,653,591	57,873,911	57,873,911
Personal Investment Class	5,529,842	5,529,842	4,026,135	4,026,135
Cash Management Class	85,609,129	85,609,129	116,900,434	116,900,434
Reserve Class	57,041,089	57,041,089	72,340,249	72,340,249
Resource Class	2,830,839	2,830,839	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	35,799	35,799	33,173	33,173
Private Investment Class	13,990	13,990	15,789	15,789
Personal Investment Class	651	651	602	602
Cash Management Class	13,598	13,598	22,852	22,852
Reserve Class	13,480	13,480	13,494	13,494
Resource Class	2,430	2,430	3,561	3,561
Corporate Class	15,648	15,648	21,937	21,937

Reacquired:
Institutional Class	(1,090,280,786)	(1,090,280,786)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(52,475,383)	(52,475,383)	(76,060,289)	(76,060,289)
Personal Investment Class	(5,629,174)	(5,629,174)	(5,085,273)	(5,085,273)
Cash Management	(95,328,428)	(95,328,428)	(164,128,127)	(164,128,127)
Reserve Class	(62,919,733)	(62,919,733)	(77,519,228)	(77,519,228)
Resource Class	(3,822,709)	(3,822,709)	(4,591,909)	(4,591,909)
Corporate Class	(5,059,726)	(5,059,726)	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	(93,532,098)	$(93,532,098)	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$115,410	0.21	%(c)	0.92	%(c)	0.01	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,431	0.19		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	156,032	0.24		0.92		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	102,628	0.27		0.93		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	107,681	0.27		0.92		0.02
STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	117,573	0.07	(c)	0.94	(c)	0.10	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	158,011	0.06		0.94		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	98,913	0.11		0.94		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	72,420	0.15		0.95		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	84,451	0.22		0.94		0.02
Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	162,054	0.06	(c)	0.92	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	162,405	0.04		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	131,880	0.09		0.93		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	126,917	0.08		0.93		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	185,309	0.12		0.93		0.02
Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	37,168	0.08	(c)	0.88	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	41,149	0.06		0.88		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	48,700	0.11		0.89		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	13,558	0.10		0.88		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	14,693	0.15		0.88		0.02
Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,955	0.00	(c)	1.08	(c)	0.08	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,799	0.02		1.04		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,195	0.06		0.95		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,545	0.07		0.97		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	4,801	0.11		1.01		0.02
Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	3,624	0.03	(c)	1.06	(c)	0.04	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	3,722	0.04		1.05		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	4,781	0.10		1.05		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	2,750	0.13		1.05		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	4,218	0.26		1.04		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $137,662, $119,057, $152,413, $41,034, $3,076 and $3,117 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Personal Investment Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Personal Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Personal Investment Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2015

Houston, Texas

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/15)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.00	$1.16	$1,024.05	$1.17	0.23%
STIC Prime Portfolio	1,000.00	1,000.30	0.15	1,025.05	0.15	0.03
Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.00	1,025.56	0.00	0.00
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.00	1,025.26	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. The annualized expense ratios include an adjustment for an adviser expense reimbursement in excess of expenses for the period March 1, 2015 through August 31, 2015 of $59,037 and $33,867 for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively. The annualized expense ratios excluding this adjustment would have been (0.07)% and (0.01)% for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[3]	The actual expenses paid excluding the adjustments discussed above are $(0.35) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[4]	The hypothetical expenses paid excluding the adjustments discussed above are $(0.36) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

56                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Investment Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

57                         Short-Term Investments Trust

Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one and five year periods and above the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

58                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The

Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale

59                         Short-Term Investments Trust

through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether either Fund benefits from economies of scale through contractual breakpoints in such Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing any Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the each pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements.

60                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2015:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	43.56%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.21%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	14.72%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	32,718	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company; Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Chief Executive Officer, Invesco Canada Fund Inc (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association: and Chairman, Board of Governors, Western Golf Association;	144	Chairman of the Board of Trustees, Evans Scholars Foundation; and Chairman of the Board, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
		Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc..	N/A	N/A
Lisa O. Brinkley — 1959 Chief Compliance Officer	2004

Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A., Inc.); and Chief Compliance Officer, The Invesco Funds

Formerly: Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company.

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-6 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2015

Private Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objectives and Strategies

5 Fund Composition by Maturity

7 Schedules of Investments

37 Financial Statements

42 Notes to Financial Statements

54 Financial Highlights

55 Auditor’s Report

56 Fund Expenses

57 Approval of Investment Advisory and Sub-Advisory Contracts

61 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2015. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Economic prospects for the US economy continued to improve over the last year and the US Federal Reserve (the Fed) maintained its zero interest rate policy which limited money market fund yields to near zero. Employment in the US continued its sixth year of improvement as the unemployment rate reached its lowest level since 2008[1], and US economic growth remained relatively stable at 2.7% for the year ended June 30, 2015.[2] These positive economic data convinced many that the need for rates near zero, initially implemented as an emergency accommodation in 2008, had diminished and the Fed may consider raising interest rates. How-ever, a number of factors had kept the Fed at bay. These factors included stubbornly low US inflation and concerns about slower growth in emerging markets and China, and their potential impact on financial markets.

Since last year, some short-term yields have risen due to the belief the Fed might raise rates. For example, the 12 month US Treasury bill yielded 0.38% on August 31, 2015, up from 0.09% a year earlier.[3] Similarly, the three month US dollar Libor increased 9.5 basis points to 0.33% over the reporting period.[3] (A basis point is one one-hundredth of a percentage point.)

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. In April 2015, Invesco Global Liquidity did announce our intentions not to implement liquidity fees and redemption gates in our government money market funds when reform is fully implemented. Additionally, our government money market funds already comply with the new requirement that at least 99.5% of these funds be invested in cash, government securities and repurchase agreements backed by government securities.

We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies. Invesco Global Liquidity currently plans to offer a similar suite of solutions post reform.

Invesco Global Liquidity

For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: Bureau of Economic Analysis
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Private Investment Class data as of 8/31/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	17 - 41 days	17 days	65 days	$283.4 million
STIC Prime	9 - 18 days	11 days	13 days	162.2 million
Treasury	37 - 62 days	38 days	85 days	461.1 million
Government & Agency	31 - 53 days	44 days	95 days	422.5 million
Government TaxAdvantage	22 - 54 days	42 days	70 days	5.9 million
Tax-Free Cash Reserve	18 - 53 days	26 days	28 days	30.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that pay interest which is excluded from gross income for federal income tax purposes and do not produce income that will be considered an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/15
	Liquid Assets Portfolio 1-14, 17-19	STIC Prime Portfolio 1-13, 16-19	Treasury Portfolio 2, 7-11, 13, [15,17,19]	Government & Agency Portfolio 2, 7-11, 13, [15,17,19]	Government TaxAdvantage Portfolio 2, 7-11, 13, 17, [19]	Tax-Free Cash Reserve Portfolio 1-13, 17-19
1 - 7	42.2%	65.4%	63.7%	43.4%	12.9%	87.7%
8 - 30	11.6	12.8	4.6	3.5	48.8	0.3
31 - 60	19.3	21.8	4.1	6.5	0.0	1.2
61 - 90	1.4	0.0	2.4	9.0	5.1	0.3
91 - 180	16.0	0.0	8.5	23.4	19.3	4.3
181+	9.5	0.0	16.7	14.2	13.9	6.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
2	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
3	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
4	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
5	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
6	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

5                         Short-Term Investments Trust                                                                                                                                                         continued on page 6

continued from page 5

13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
15	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
16	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
17	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
18	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.
19	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

6                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–35.54%(a)
Asset-Backed Securities — Consumer Receivables–4.85%
Barton Capital LLC(b)(c)	0.25%	11/02/15	$20,000	$20,000,000
Barton Capital LLC(b)(c)	0.25%	11/02/15	50,700	50,700,000
Barton Capital LLC(b)(c)	0.26%	12/01/15	25,000	25,000,000
Barton Capital LLC(b)(c)	0.26%	11/18/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.26%	12/04/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.24%	10/01/15	182,000	181,963,600
Old Line Funding, LLC(b)(c)	0.37%	01/04/16	70,000	70,000,000
Old Line Funding, LLC(b)(c)	0.37%	01/12/16	150,000	150,000,000
Old Line Funding, LLC(b)(c)	0.40%	02/22/16	74,800	74,800,000
Thunder Bay Funding, LLC(c)	0.24%	10/01/15	61,700	61,687,660
Thunder Bay Funding, LLC(c)	0.27%	10/05/15	48,056	48,043,746
Thunder Bay Funding, LLC(c)	0.28%	10/13/15	64,500	64,478,930
Thunder Bay Funding, LLC(b)(c)	0.37%	01/04/16	56,900	56,900,000
				878,573,936

Asset-Backed Securities — Fully Supported–2.35%
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.28%	11/27/15	30,000	30,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.31%	01/07/16	50,000	50,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.32%	12/16/15	25,000	25,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.35%	02/05/16	40,000	40,000,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/09/15	49,600	49,597,685
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	150,000	149,952,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	25,000	24,992,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.32%	10/08/15	57,000	57,005,323
				426,547,008

Asset-Backed Securities — Fully Supported Bank–8.79%
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/16/15	83,376	83,346,818
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/21/15	95,768	95,731,630
Atlantic Asset Securitization LLC (CEP–Credit Agricole & Investment Bank)(b)(c)(d)	0.25%	11/09/15	50,000	50,000,000
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(c)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(d)	0.25%	10/08/15	87,500	87,477,518
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.36%	12/14/15	134,800	134,800,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.37%	01/12/16	100,000	100,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.38%	02/10/16	87,500	87,500,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.28%	09/01/15	20,000	20,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/11/15	65,100	65,100,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/14/15	50,000	50,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.37%	01/08/16	96,400	96,400,000
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	60,000	59,985,833
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(c)(d)	0.25%	10/07/15	124,500	124,468,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/15/15	50,000	49,995,917
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.24%	10/19/15	20,000	19,993,600
Institutional Secured Funding LLC (Multi–CEP’s)(c)(d)	0.41%	10/05/15	25,000	24,990,320
Lexington Parker Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	84,500	84,480,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.30%	10/14/15	$60,000	$59,978,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(d)	0.22%	10/02/15	24,000	23,995,453
Mountcliff Funding LLC (Multi–CEP’s)(c)(d)	0.23%	10/01/15	75,000	74,985,625
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	20,000	20,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	60,000	60,000,000
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.22%	10/07/15	20,000	19,995,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/09/15	50,000	49,997,667
				1,593,212,155

Asset-Backed Securities — Multi-Purpose–3.07%
CAFCO, LLC(c)	0.20%	09/10/15	35,000	34,998,250
Chariot Funding, LLC(c)	0.30%	10/07/15	54,400	54,383,680
Chariot Funding, LLC(c)	0.30%	10/15/15	52,500	52,480,750
Chariot Funding, LLC(c)	0.30%	10/16/15	25,000	24,990,625
Chariot Funding, LLC(c)	0.32%	11/18/15	38,000	37,973,653
CHARTA, LLC(c)	0.20%	09/10/15	44,400	44,397,780
CHARTA, LLC(c)	0.20%	09/21/15	21,500	21,497,611
CRC Funding, LLC(c)	0.20%	09/10/15	65,000	64,996,750
Jupiter Securitization Co. LLC(c)	0.30%	10/13/15	30,000	29,989,500
Jupiter Securitization Co. LLC(c)	0.30%	10/15/15	20,000	19,992,667
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/01/15	35,000	35,000,000
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/02/15	65,000	64,999,639
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	50,000	50,000,000
				555,700,905

Diversified Banks–10.71%
BNP Paribas S.A.(d)	0.25%	09/14/15	65,000	64,994,132
Commonwealth Bank of Australia(c)(d)	0.21%	09/28/15	50,095	50,087,110
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/20/16	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/13/16	20,000	19,998,406
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/26/16	40,000	39,986,641
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/19/16	46,000	45,997,048
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/07/16	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/04/16	28,000	28,000,000
DBS Bank Ltd.(c)(d)	0.20%	09/02/15	56,200	56,199,688
DBS Bank Ltd.(c)(d)	0.21%	09/18/15	70,000	69,993,058
DBS Bank Ltd.(c)(d)	0.21%	09/21/15	57,400	57,393,303
DBS Bank Ltd.(c)(d)	0.22%	09/24/15	40,300	40,294,336
DBS Bank Ltd.(c)(d)	0.25%	10/23/15	67,900	67,875,480
ING (US) Funding LLC(d)	0.22%	09/14/15	60,000	59,995,233
ING (US) Funding LLC(d)	0.27%	09/18/15	73,700	73,690,603
J.P. Morgan Securities LLC(b)	0.38%	01/19/16	50,000	50,000,000
Mizuho Bank Ltd.(c)(d)	0.29%	10/15/15	60,000	59,979,100
Mizuho Bank Ltd.(c)(d)	0.30%	10/27/15	60,000	59,972,000
National Australia Bank Ltd.(c)(d)	0.22%	10/01/15	56,300	56,289,913
National Australia Bank Ltd.(b)(c)(d)	0.34%	01/29/16	104,750	104,750,000
Nordea Bank AB(c)(d)	0.26%	10/23/15	150,000	149,944,028
Nordea Bank AB(c)(d)	0.35%	01/05/16	66,800	66,718,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/09/15	$69,600	$69,596,752
Standard Chartered Bank(c)(d)	0.28%	09/03/15	49,000	48,999,238
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.20%	09/28/15	54,300	54,291,855
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.21%	09/18/15	50,000	49,995,042
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.22%	09/17/15	84,300	84,291,757
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/16/15	127,300	127,252,263
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/19/15	54,400	54,378,240
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/22/15	48,000	47,979,600
United Overseas Bank Ltd.(c)(d)	0.32%	11/17/15	55,800	55,761,808
Westpac Banking Corp.(b)(c)(d)	0.34%	02/08/16	35,500	35,500,000
				1,940,204,804

Industrial Conglomerates–1.29%
Danaher Corp.(c)	0.27%	10/05/15	233,000	232,940,585

Regional Banks–2.49%
ASB Finance Ltd.(c)(d)	0.29%	10/01/15	46,150	46,139,039
BNZ International Funding Ltd.(c)(d)	0.26%	09/16/15	55,400	55,393,998
BNZ International Funding Ltd.(c)(d)	0.26%	09/21/15	48,900	48,892,937
BNZ International Funding Ltd.(c)(d)	0.27%	09/08/15	55,300	55,297,151
Macquarie Bank Ltd.(c)(d)	0.28%	10/09/15	50,000	49,985,222
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/22/16	50,000	50,000,000
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/20/16	90,000	90,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.27%	09/01/15	54,600	54,600,000
				450,308,347

Soft Drinks–0.13%
Coca-Cola Co. (The)(c)	0.21%	10/08/15	24,000	23,994,820

Specialized Finance–1.86%
CDP Financial Inc.(c)(d)	0.20%	09/02/15	20,000	19,999,889
CDP Financial Inc.(c)(d)	0.20%	09/15/15	35,000	34,997,278
Nederlandse Waterschapsbank N.V.(c)(d)	0.24%	09/04/15	150,000	149,997,000
Nederlandse Waterschapsbank N.V.(c)(d)	0.27%	11/09/15	56,600	56,570,709
Nederlandse Waterschapsbank N.V.(c)(d)	0.35%	01/04/16	75,100	75,008,733
				336,573,609
Total Commercial Paper (Cost $6,438,056,169)				6,438,056,169

Certificates of Deposit–31.62%
Bank of Montreal(d)	0.21%	09/10/15	6,900	6,900,000
Bank of Montreal(d)	0.22%	09/15/15	74,500	74,500,000
Bank of Montreal(b)(d)	0.29%	12/11/15	55,900	55,900,000
Bank of Montreal(b)(d)	0.36%	01/20/16	60,000	60,000,000
Bank of Montreal(b)(d)	0.42%	09/09/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.33%	03/09/16	56,000	56,000,000
Bank of Nova Scotia(b)(d)	0.36%	02/22/16	40,000	40,000,000
Bank of Nova Scotia(b)(d)	0.43%	09/29/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.47%	09/09/16	100,000	100,000,000
Bank of Nova Scotia(b)(d)	0.53%	02/10/16	25,000	25,013,834
Bank of Scotland(d)	0.07%	09/01/15	75,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	09/08/15	40,000	40,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Canadian Imperial Bank of Commerce(b)(d)	0.34%	01/08/16	$54,500	$54,500,000
China Construction Bank Corp.(d)	0.19%	09/08/15	50,000	50,000,000
China Construction Bank Corp.(d)	0.20%	09/01/15	57,900	57,900,000
Credit Agricole Corporate & Investment Bank(d)	0.07%	09/01/15	150,000	150,000,000
Credit Industriel et Commercial(d)	0.15%	09/01/15	162,000	162,000,000
Credit Industriel et Commercial(d)	0.15%	09/02/15	260,000	260,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(d)	0.28%	09/02/15	50,000	50,000,000
DZ Bank AG Deutsche Zentral-Genossenschafts Bank(d)	0.31%	10/06/15	50,000	50,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/01/15	63,000	63,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/11/15	65,100	65,100,000
HSBC Bank USA N.A.(b)(d)	0.34%	12/18/15	65,000	65,000,000
Industrial & Commercial Bank of China Ltd.(d)	0.19%	09/02/15	79,300	79,300,000
KBC Bank N.V.(d)	0.15%	09/01/15	314,500	314,500,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/21/15	65,000	65,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/22/15	80,000	80,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.39%	02/05/16	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.40%	01/27/16	56,600	56,600,000
Mizuho Bank Ltd.(d)	0.27%	09/22/15	52,000	52,000,000
Natixis(d)	0.07%	09/01/15	811,658	811,657,702
Nordea Bank Finland PLC(d)	0.21%	09/01/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.25%	10/23/15	51,500	51,499,628
Norinchukin Bank (The)(d)	0.20%	09/11/15	20,000	20,000,000
Norinchukin Bank (The)(d)	0.26%	09/14/15	65,100	65,100,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/08/15	55,000	55,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	10/05/15	49,200	49,200,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	10/02/15	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.24%	09/18/15	60,000	60,000,000
Rabobank Nederland(d)	0.24%	09/17/15	65,100	65,100,000
Rabobank Nederland(b)(d)	0.33%	02/04/16	80,000	80,000,000
Royal Bank of Canada(b)(d)	0.35%	02/08/16	54,500	54,500,000
Royal Bank of Canada(b)(d)	0.40%	09/02/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.07%	09/01/15	194,000	194,000,000
Standard Chartered Bank(d)	0.07%	09/01/15	100,000	100,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	70,000	70,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	50,000	50,000,000
Standard Chartered Bank(b)(d)	0.37%	12/17/15	170,500	170,500,000
Sumitomo Mitsui Banking Corp.(d)	0.26%	09/08/15	112,000	112,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.26%	09/16/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	30,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	75,000	75,000,000
Svenska Handelsbanken AB(d)	0.06%	09/01/15	194,000	194,000,000
Swedbank AB(d)	0.14%	09/01/15	157,300	157,300,000
Toronto-Dominion Bank (The)(b)(d)	0.35%	01/20/16	45,000	45,000,000
Toronto-Dominion Bank (The)(b)(d)	0.45%	08/17/16	30,000	30,000,000
Wells Fargo Bank, N.A.(b)	0.34%	01/12/16	35,000	35,000,000
Westpac Banking Corp.(d)	0.20%	09/09/15	100,000	100,000,000
Total Certificates of Deposit (Cost $5,728,171,164)				5,728,171,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–5.98%(e)
Credit Enhanced–5.93%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$515	$515,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	09/01/19	3,635	3,635,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,000	1,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	25,085	25,085,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	22,515	22,515,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,465	5,465,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.12%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	600	600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.) (f)	0.17%	07/01/38	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	22,410	22,410,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	6,645	6,645,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,250	2,250,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	19,250	19,250,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/37	16,000	16,000,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.03%	03/01/34	6,500	6,500,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/19	490	490,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	25,880	25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	6,440	6,440,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	$2,900	$2,900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	925	925,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,140	12,140,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/37	3,200	3,200,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	585	585,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,380	12,380,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.04%	11/15/35	2,690	2,690,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	9,810	9,810,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	710	710,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	8,500	8,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/25	4,300	4,300,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.02%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	780	780,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	750	750,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/35	4,645	4,645,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	06/01/29	1,320	1,320,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.11%	06/01/17	670	670,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	02/15/33	8,270	8,270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	01/01/37	3,500	3,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(f)	0.09%	05/01/36	$4,605	$4,605,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/29	500	500,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/34	3,000	3,000,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.04%	05/01/42	2,525	2,525,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.01%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	10,700	10,700,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	5,600	5,600,000
Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.01%	05/15/38	12,850	12,850,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,090	5,090,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.03%	09/01/21	725	725,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,550	14,550,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/28	3,000	3,000,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/26	3,765	3,765,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.03%	04/15/30	2,700	2,700,000
Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/37	6,900	6,900,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	07/01/27	1,300	1,300,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	4,305	4,305,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.19%	03/01/39	2,100	2,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	04/01/37	7,600	7,600,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	30,100	30,100,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,800	4,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/01/33	11,500	11,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	$1,000	$1,000,000
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.03%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	2,500	2,500,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.01%	11/01/41	5,500	5,500,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.01%	05/15/41	28,100	28,100,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/32	5,340	5,340,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	09/01/27	5,770	5,770,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	6,135	6,135,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	480	480,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/23	4,755	4,755,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,615	3,615,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	70,400	70,400,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	9,000	9,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.05%	12/01/32	3,706	3,706,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,000	1,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	28,305	28,305,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	04/01/26	3,725	3,725,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,170	1,170,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/42	300	300,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	3,345	3,345,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	08/01/29	$1,200	$1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,090	12,090,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/35	3,915	3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	12/01/27	9,600	9,600,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,894	4,894,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(f)	0.02%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	10/01/33	1,250	1,250,000
Tarrant (County of), Texas Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,475	4,475,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	6,470	6,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	16,510	16,510,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	400	400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)	0.07%	04/01/42	2,450	2,450,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/38	1,800	1,800,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.04%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,330	3,330,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/27	9,625	9,625,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	90	90,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	$22,400	$22,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	9,105	9,105,000
				1,073,477,000

Other Variable Rate Demand Notes–0.05%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.04%	09/15/24	8,520	8,520,000
Total Variable Rate Demand Notes (Cost $1,081,997,000)				1,081,997,000

Other Bonds & Notes–4.00%
Commonwealth Bank of Australia, Sr. Unsec. Notes(b)(c)(d)	1.09%	09/18/15	41,000	41,016,241
New York Life Global Funding, Sec. Notes(b)(c)	0.35%	08/05/16	73,000	73,000,070
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.40%	09/21/16	235,000	235,000,000
Unsec. Medium-Term Notes(b)	0.40%	09/19/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.53%	09/06/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $724,016,311)				724,016,311
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.14% (Cost $13,972,240,644)				13,972,240,644

			Repurchase Amount
Repurchase Agreements–22.82%(g)
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $100,000,417 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Government Sponsored Agency obligations valued at $102,000,000; 1.25%-6.00%, 10/02/19-04/20/62)	0.15%	09/01/15	100,000,417	100,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $200,000,778 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0%-4.63%, 11/12/15-08/15/43)	0.14%	09/01/15	200,000,778	200,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $250,000,833 (collateralized by U.S. Treasury obligations valued at $255,000,007; 0.25%-6.88%, 01/15/21-08/15/25)	0.12%	09/01/15	250,000,833	250,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities valued at $346,921,106; 0.03%-99.99%, 10/25/18-09/25/45)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/25/15, maturing value of $200,007,778 (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities and Foreign Corporate obligations valued at $204,456,021; 0%-7.00%, 04/25/17-09/25/55)(d)(i)	0.20%	09/01/15	200,007,778	200,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $90,000,750 (collateralized by Domestic and Foreign Corporate obligations valued at $99,000,870; 3.88%-10.00%, 02/15/16-03/01/33)(d)	0.30%	09/01/15	90,000,750	90,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, aggregate maturing value of $300,001,167 (collateralized by Domestic Agency Mortgage-backed securities valued at $306,001,678; 1.96%-4.00%, 08/01/26-10/01/42)	0.14%	09/01/15	300,001,167	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $418,000,000 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $459,800,000; 0%-27.00%, 05/25/23-11/25/57)(i)	0.47%	10/23/15	418,316,519	418,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $350,176,944 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic Non-Agency Mortgage-backed securities, U.S. Government Sponsored Agency obligations and Domestic and Foreign Corporate obligations valued at $377,862,585; 0%-14.00%, 09/27/15-08/15/96)	0.52%	10/05/15	350,176,944	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(i)	0.10%	10/27/15	$50,012,778	$50,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,000; 0%-10.20%, 09/15/15-11/15/53)(d)(i)	0.26%	09/02/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/16/15, maturing value of $150,091,000 (collateralized by Domestic and Foreign Corporate obligations valued at $157,500,000; 0%-9.88%, 01/11/16-12/15/66)(d)(i)	0.24%	09/15/15	150,091,000	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/06/15, maturing value of $150,103,500 (collateralized by Domestic Agency Mortgage-backed securities and Foreign Corporate obligations valued at $153,000,000; 0%-7.71%, 04/10/18-03/20/65)(d)(i)	0.27%	10/06/15	150,103,500	150,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	291,458,675	291,457,623
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	225,000,750	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $550,002,292 (collateralized by Domestic Agency Mortgage-backed securities valued at $561,000,000; 0.50%-8.50%, 01/25/18-08/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $600,002,500 (collateralized by Domestic Agency Mortgage-backed securities valued at $612,000,001; 3.50%, 06/01/45-07/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/04/15, maturing value of $115,143,750 (collateralized by Domestic Mortgage-backed securities, Domestic and Foreign Corporate obligations, U.S. Government Sponsored Agency obligations and Foreign and Domestic Certificates of Deposit valued at $120,188,336; 0%-9.38%, 11/06/15-02/12/51)	0.50%	09/02/15	115,143,750	115,000,000
Total Repurchase Agreements (Cost $4,134,457,623)				4,134,457,623
TOTAL INVESTMENTS(j)(k)–99.96% (Cost $18,106,698,267)				18,106,698,267
OTHER ASSETS LESS LIABILITIES–0.04%				7,517,263
NET ASSETS–100.00%				$18,114,215,530

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds

Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $5,970,798,789, which represented 32.96% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 12.9%; France: 9.4%; Japan: 6.8%; Australia: 6.4%; other countries less than 5% each: 26.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.57%
BNY Mellon Ltd.	0.07%	09/01/15	$133,000	$133,000,000
China Construction Bank Corp.(a)	0.20%	09/01/15	10,000	10,000,000
China Construction Bank Corp.(a)	0.20%	09/08/15	20,000	20,000,000
Credit Agricole Corporate & Investment Bank S.A.(a)	0.07%	09/01/15	133,000	133,000,000
Credit Industriel et Commercial(a)	0.15%	09/01/15	30,000	30,000,000
Credit Industriel et Commercial(a)	0.15%	09/02/15	50,000	50,000,000
Industrial & Commercial Bank of China Ltd.(a)	0.19%	09/02/15	12,000	12,000,000
KBC Bank N.V.(a)	0.15%	09/01/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/04/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/11/15	30,000	30,000,000
Norinchukin Bank (The)(a)	0.23%	10/13/15	30,000	30,000,000
Skandinaviska Enskilda Banken AB(a)	0.07%	09/01/15	133,000	133,000,000
Standard Chartered Bank(a)	0.07%	09/01/15	132,696	132,696,329
Sumitomo Mitsui Banking Corp.(a)	0.18%	09/01/15	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.06%	09/01/15	133,000	133,000,000
Swedbank AB(a)	0.14%	09/01/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.28%	09/01/15	10,000	10,000,000
Total Certificates of Deposit (Cost $1,031,696,329)				1,031,696,329

Commercial Paper–35.69%(c)
Asset-Backed Securities — Consumer Receivables–1.68%
Barton Capital LLC(b)(d)	0.26%	11/18/15	20,000	20,000,000
Barton Capital LLC(b)(d)	0.26%	12/01/15	25,000	25,000,000
				45,000,000

Asset-Backed Securities — Fully Supported–0.94%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(b)(d)	0.32%	10/08/15	25,000	25,002,335

Asset-Backed Securities — Fully Supported Bank–17.94%
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(a)(b)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.25%	10/08/15	50,000	49,987,153
Concord Minutemen Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/05/15	20,000	19,995,278
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/07/15	10,000	9,997,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	09/15/15	75,000	74,993,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.24%	10/19/15	25,000	24,992,000
Lexington Parker Capital Co. LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	79,000	78,999,122
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)	0.23%	10/02/15	10,000	9,998,019
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	25,000	24,999,722
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.23%	10/01/15	20,000	19,996,167
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.15%	09/01/15	50,000	50,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.19%	09/21/15	31,000	30,996,728
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.21%	09/21/15	25,000	24,997,083
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	10/01/15	10,000	9,998,250
				479,939,647

Asset-Backed Securities — Multi–Purpose–2.62%
Versailles Commercial Paper LLC(b)(d)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(d)	0.27%	10/28/15	50,000	50,000,000
				70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.39%
Toyota Motor Credit Corp.(a)	0.21%	10/09/15	$64,000	$63,985,813

Diversified Banks–2.24%
BNP Paribas S.A.(a)	0.25%	10/26/15	50,000	49,980,903
DBS Bank Ltd.(a)(d)	0.25%	10/23/15	10,000	9,996,389
				59,977,292

Industrial Conglomerates–2.80%
Danaher Corp.(d)	0.27%	10/05/15	75,000	74,980,875

Regional Banks–3.21%
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/04/15	26,000	25,999,567
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/18/15	60,000	59,994,333
				85,993,900

Specialized Finance–1.87%
Caisse des Depots et Consignations(a)(d)	0.19%	09/04/15	50,000	49,999,208
Total Commercial Paper (Cost $954,879,070)				954,879,070

Variable Rate Demand Notes–6.10%(e)
Credit Enhanced–6.10%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	2,130	2,130,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.03%	10/01/25	1,235	1,235,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	500	500,000
Derry (Township of) Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	25,715	25,715,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,450	1,450,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	10,360	10,360,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	0.15%	04/01/47	51,400	51,400,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	1,700	1,700,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.(f)	0.03%	06/01/35	5,120	5,120,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(a)(f)	0.40%	11/01/49	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	$1,600	$1,600,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	5,200	5,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	2,215	2,215,000
Total Variable Rate Demand Notes (Cost $163,080,000)				163,080,000

U.S. Government Sponsored Agency Securities–0.98%
Overseas Private Investment Corp. (OPIC)–0.98%
Unsec. Gtd. VRD COP Bonds(e)	0.15%	05/15/30	12,220	12,220,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/15/22	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/20/22	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $26,220,000)				26,220,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.34% (Cost $2,175,875,399)				2,175,875,399

			Repurchase Amount
Repurchase Agreements–18.65%(g)
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $10,000,083 (collateralized by Domestic Corporate obligations valued at $10,842,246; 1.95%-6.00%, 03/15/18-09/01/40)(a)	0.30%	09/01/15	10,000,083	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $55,041,647 (collateralized by Domestic Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $60,500,000; 0%-6.42%, 01/26/36-05/25/54)(h)	0.47%	10/23/15	55,041,647	55,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/28/15, maturing value of $25,019,583 (collateralized by a Domestic Non-Agency Mortgage-backed security valued at $27,500,001; 3.44%, 09/25/57)(h)	0.47%	10/27/15	25,019,583	25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $20,010,111 (collateralized by a Foreign Non-Agency Asset-backed security valued at $22,000,000; 0.49%, 09/10/46)(h)	0.52%	10/05/15	20,010,111	20,000,000
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(h)	0.10%	10/27/15	100,025,556	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,000; 0%-10.20%, 09/09/16-05/15/46)(a)(h)	0.26%	09/02/15	75,048,750	75,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	49,017,058	49,016,881
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	75,000,250	75,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/28/15, maturing value of $90,058,000 (collateralized by a U.S. Government Sponsored Agency obligation valued at $91,800,000; 1.85%, 05/29/20)(h)	0.40%	09/24/15	90,058,000	90,000,000
Total Repurchase Agreements (Cost $499,016,881)				499,016,881
TOTAL INVESTMENTS(i)(j)–99.99% (Cost $2,674,892,280)				2,674,892,280
OTHER ASSETS LESS LIABILITIES–0.01%				308,085
NET ASSETS–100.00%				$2,675,200,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 15.3%; Japan: 14.8%; Switzerland: 10.9%; United Kingdom: 10.8%; other countries less than 5% each: 15.7%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $833,562,182, which represented 31.16% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.56%
U.S. Treasury Bills–11.62%(a)
U.S. Treasury Bills	0.09%	09/17/15	$100,000	$99,995,889
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,997,222
U.S. Treasury Bills	0.13%	11/12/15	150,000	149,960,150
U.S. Treasury Bills	0.11%	12/31/15	150,000	149,944,542
U.S. Treasury Bills	0.13%	01/21/16	200,000	199,899,810
U.S. Treasury Bills	0.16%	02/04/16	100,000	99,932,833
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,870,000
U.S. Treasury Bills	0.23%	04/28/16	150,000	149,778,500
U.S. Treasury Bills	0.24%	04/28/16	150,000	149,767,500
U.S. Treasury Bills	0.23%	05/26/16	50,000	49,914,389
U.S. Treasury Bills	0.25%	05/26/16	200,000	199,627,778
U.S. Treasury Bills	0.26%	05/26/16	250,000	249,525,417
U.S. Treasury Bills	0.28%	06/23/16	75,000	74,830,416
U.S. Treasury Bills	0.29%	06/23/16	75,000	74,827,025
				1,847,871,471

U.S. Treasury Notes–20.94%
U.S. Treasury Floating Rate Notes(b)	0.12%	07/31/16	250,000	249,999,998
U.S. Treasury Floating Rate Notes(b)	0.10%	10/31/16	150,000	149,955,673
U.S. Treasury Floating Rate Notes(b)	0.13%	01/31/17	700,000	700,012,934
U.S. Treasury Floating Rate Notes(b)	0.13%	07/31/17	350,000	349,999,030
U.S. Treasury Notes	0.25%	09/15/15	350,000	350,015,947
U.S. Treasury Notes	0.25%	10/15/15	300,000	300,021,936
U.S. Treasury Notes	0.25%	10/31/15	85,000	85,009,871
U.S. Treasury Notes	1.25%	10/31/15	150,000	150,262,500
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,277,815
U.S. Treasury Notes	0.38%	01/31/16	245,000	245,230,421
U.S. Treasury Notes	0.38%	02/15/16	350,000	350,373,872
U.S. Treasury Notes	9.25%	02/15/16	48,000	49,980,628
U.S. Treasury Notes	0.25%	02/29/16	200,000	200,082,070
U.S. Treasury Notes	2.13%	02/29/16	50,000	50,491,396
				3,331,714,091
Total U.S. Treasury Securities (Cost $5,179,585,562)				5,179,585,562
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.56% (Cost $5,179,585,562)				5,179,585,562

			Repurchase Amount
Repurchase Agreements–67.43%(c)
Bank of Montreal, Term agreement dated 07/17/15, maturing value of $300,067,500 (collateralized by U.S. Treasury obligations valued at $306,000,056; 0.63%-8.00%, 06/30/17-05/15/45)(d)	0.09%	10/15/15	300,067,500	300,000,000
Bank of Montreal, Term agreement dated 07/22/15, maturing value of $100,020,750 (collateralized by U.S. Treasury obligations valued at $102,000,099; 0.25%-8.75%, 11/30/15-02/15/43)(d)	0.09%	10/14/15	100,020,750	100,000,000
Bank of Montreal, Term agreement dated 07/29/15, maturing value of $500,106,250 (collateralized by U.S. Treasury obligations valued at $510,000,082; 0.50%-8.00%, 09/30/16-08/15/40)(d)	0.09%	10/23/15	500,106,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 08/19/15, maturing value of $250,048,611 (collateralized by U.S. Treasury obligations valued at $255,000,084; 0.88%-8.00%, 02/28/17-05/15/25)(d)	0.14%	10/08/15	$250,048,611	$250,000,000
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $200,000,722 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-9.25%, 10/31/15-08/15/39)	0.13%	09/01/15	200,000,722	200,000,000
BMO Capital Markets Corp., Term agreement dated 05/27/15, maturing value of $250,068,750 (collateralized by U.S. Treasury obligations valued at $255,000,079; 0.38%-8.75%, 11/15/15-08/15/40)(d)	0.10%	09/04/15	250,068,750	250,000,000
BNP Paribas Securities Corp., Agreement dated 08/31/15, maturing value of $750,002,500 (collateralized by U.S. Treasury obligations valued at $765,000,054; 0%-8.75%, 09/15/15-11/15/41)	0.12%	09/01/15	750,002,500	750,000,000
BNP Paribas Securities Corp., Term agreement dated 08/12/15, maturing value of $600,045,000 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-8.75%, 03/31/16-01/15/26)(d)	0.09%	09/18/15	600,045,000	600,000,000
CIBC World Markets Corp., Agreement dated 08/31/15, maturing value of $100,000,333 (collateralized by U.S. Treasury obligations valued at $102,004,823; 0.38%-3.63%, 04/30/16-08/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Citigroup Global Markets Inc., Term agreement dated 08/12/15, maturing value of $500,058,333 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-4.75%, 02/15/16-05/15/45)(d)	0.12%	09/16/15	500,058,333	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.13%-3.63%, 01/31/20-04/15/20)	0.12%	09/01/15	500,001,667	500,000,000
Goldman, Sachs & Co., Term agreement dated 08/25/15, maturing value of $1,200,082,667 (collateralized by U.S. Treasury obligations valued at $1,224,000,015; 0%-7.50%, 09/15/15-05/15/43)(d)	0.08%	09/25/15	1,200,082,667	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $250,000,764 (collateralized by U.S. Treasury obligations valued at $255,001,182; 0.63%-3.00%, 06/30/17-11/15/44)	0.11%	09/01/15	250,000,764	250,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/15, maturing value of $700,012,250 (collateralized by U.S. Treasury obligations valued at $714,002,393; 0.13%-2.00%, 01/15/16-01/15/21)(d)	0.09%	09/02/15	700,012,250	700,000,000
ING Financial Markets, LLC, Term agreement dated 08/25/15, maturing value of $300,005,250 (collateralized by U.S. Treasury obligations valued at $306,000,180; 1.38%-1.75%, 02/28/19-05/15/23)(d)	0.09%	09/01/15	300,005,250	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/15, maturing value of $350,001,167 (collateralized by U.S. Treasury obligations valued at $357,000,040; 1.63%-5.38%, 03/31/19-02/15/31)	0.12%	09/01/15	350,001,167	350,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $600,009,333 (collateralized by U.S. Treasury obligations valued at $612,000,001; 1.75%-2.25%, 03/31/21-02/15/25)(d)	0.08%	09/02/15	600,009,333	600,000,000
Mitsubishi UFJ Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.50%, 04/15/16-02/15/45)	0.12%	09/01/15	500,001,667	500,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	176,780,914	176,780,276
Societe Generale, Term agreement dated 08/12/15, maturing value of $250,027,500 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.13%-8.75%, 02/15/18-02/15/45)(d)	0.12%	09/14/15	250,027,500	250,000,000
Societe Generale, Term agreement dated 08/17/15, maturing value of $500,055,972 (collateralized by U.S. Treasury obligations valued at $510,000,020; 0.75%-2.50%, 10/15/17-02/15/45)(d)	0.13%	09/17/15	500,055,972	500,000,000
Societe Generale, Term agreement dated 08/20/15, maturing value of $500,053,333 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.13%-8.88%, 08/15/17-02/15/41)(d)	0.12%	09/21/15	500,053,333	500,000,000
Societe Gienerale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(d)	0.10%	09/08/15	300,039,167	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	$100,000,333	$100,000,000
Wells Fargo Securities, LLC, Agreement dated 08/31/15, maturing value of $175,000,632 (collateralized by U.S. Treasury obligations valued at $178,500,076; 1.38%, 02/29/20)	0.13%	09/01/15	175,000,632	175,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	200,000,722	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/17/15, maturing value of $225,041,250 (collateralized by U.S. Treasury obligations valued at $229,500,037; 2.00%-2.63%, 11/15/20-08/31/21)(d)	0.11%	09/15/15	225,041,250	225,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/04/15, maturing value of $350,068,833 (collateralized by U.S. Treasury obligations valued at $357,000,001; 0%-3.13%, 09/03/15-02/15/43)(d)	0.12%	10/02/15	350,068,833	350,000,000
Total Repurchase Agreements (Cost $10,726,780,276)				10,726,780,276
TOTAL INVESTMENTS(e)–99.99% (Cost $15,906,365,838)				15,906,365,838
OTHER ASSETS LESS LIABILITIES–0.01%				1,972,400
NET ASSETS–100.00%				$15,908,338,238

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–58.44%
Federal Farm Credit Bank (FFCB)–12.80%
Disc. Notes(a)	0.20%	01/22/16	$15,000	$14,988,381
Disc. Notes(a)	0.22%	02/11/16	50,000	49,950,194
Unsec. Bonds(b)	0.15%	10/08/15	85,000	84,999,550
Unsec. Bonds(b)	0.15%	11/02/15	75,000	74,999,048
Unsec. Bonds(b)	0.16%	12/09/15	175,000	174,995,100
Unsec. Bonds(b)	0.16%	12/09/15	50,000	50,000,000
Unsec. Bonds(b)	0.17%	01/25/16	19,800	19,800,832
Unsec. Bonds(b)	0.17%	04/21/16	33,000	32,999,025
Unsec. Bonds(b)	0.17%	05/05/16	145,000	144,995,220
Unsec. Bonds(b)	0.16%	10/03/16	30,000	30,003,474
Unsec. Bonds(b)	0.22%	10/11/16	32,100	32,122,745
Unsec. Bonds(b)	0.25%	01/17/17	14,789	14,807,627
Unsec. Bonds(b)	0.23%	07/25/17	35,600	35,632,580
				760,293,776

Federal Home Loan Bank (FHLB)–24.52%
Unsec. Bonds(b)	0.15%	05/18/16	70,000	70,000,000
Unsec. Bonds(b)	0.15%	07/22/16	150,000	150,000,000
Unsec. Disc. Notes(a)	0.02%	09/01/15	11,708	11,708,356
Unsec. Disc. Notes(a)	0.03%	09/02/15	10,000	9,999,992
Unsec. Disc. Notes(a)	0.15%	09/18/15	4,000	3,999,712
Unsec. Disc. Notes(a)	0.15%	10/21/15	100,000	99,979,167
Unsec. Disc. Notes(a)	0.10%	11/09/15	350,000	349,936,271
Unsec. Disc. Notes(a)	0.19%	11/16/15	10,000	9,995,989
Unsec. Disc. Notes(a)	0.16%	11/20/15	5,000	4,998,278
Unsec. Disc. Notes(a)	0.11%	11/25/15	39,700	39,690,158
Unsec. Disc. Notes(a)	0.16%	12/02/15	60,000	59,976,233
Unsec. Disc. Notes(a)	0.16%	12/04/15	35,000	34,985,378
Unsec. Disc. Notes(a)	0.17%	01/06/16	98,000	97,942,956
Unsec. Disc. Notes(a)	0.22%	01/20/16	8,100	8,093,179
Unsec. Disc. Notes(a)	0.21%	01/26/16	10,000	9,991,425
Unsec. Disc. Notes(a)	0.18%	01/27/16	54,000	53,960,040
Unsec. Disc. Notes(a)	0.20%	01/27/16	7,435	7,428,887
Unsec. Disc. Notes(a)	0.18%	02/03/16	45,770	45,735,513
Unsec. Disc. Notes(a)	0.22%	02/03/16	38,650	38,613,987
Unsec. Disc. Notes(a)	0.19%	02/12/16	100,000	99,913,444
Unsec. Disc. Notes(a)	0.23%	02/19/16	15,206	15,189,387
Unsec. Disc. Notes(a)	0.23%	02/26/16	49,293	49,236,943
Unsec. Disc. Notes(a)	0.24%	03/02/16	11,234	11,220,294
Unsec. Global Bonds(b)	0.17%	09/08/15	75,000	74,999,782
Unsec. Global Bonds(b)	0.16%	10/14/15	18,500	18,500,067
Unsec. Global Bonds(b)	0.15%	08/18/16	80,000	79,996,110
				1,456,091,548

Federal Home Loan Mortgage Corp. (FHLMC)–8.24%
Unsec. Disc. Notes(a)	0.15%	09/11/15	10,000	9,999,583
Unsec. Disc. Notes(a)	0.14%	09/21/15	24,938	24,936,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.15%	10/02/15	$55,000	$54,993,133
Unsec. Disc. Notes(a)	0.14%	10/09/15	20,000	19,997,044
Unsec. Disc. Notes(a)	0.14%	11/06/15	25,000	24,993,583
Unsec. Disc. Notes(a)	0.16%	11/16/15	6,000	5,998,037
Unsec. Disc. Notes(a)	0.16%	11/23/15	5,000	4,998,213
Unsec. Disc. Notes(a)	0.15%	12/14/15	20,000	19,991,622
Unsec. Disc. Notes(a)	0.19%	01/21/16	7,500	7,494,527
Unsec. Disc. Notes(a)	0.20%	01/22/16	25,000	24,980,139
Unsec. Disc. Notes(a)	0.18%	01/29/16	28,493	28,471,631
Unsec. Disc. Notes(a)	0.19%	01/29/16	110,700	110,612,363
Unsec. Disc. Notes(a)	0.20%	01/29/16	7,023	7,017,294
Unsec. Disc. Notes(a)	0.20%	02/01/16	7,090	7,083,974
Unsec. Disc. Notes(a)	0.19%	02/19/16	50,000	49,954,875
Unsec. Disc. Notes(a)	0.21%	03/16/16	42,800	42,750,816
Unsec. Global Notes(b)	0.16%	02/18/16	35,000	34,997,514
Unsec. Global Notes(b)	0.20%	01/13/17	10,000	10,006,303
				489,276,711

Federal National Mortgage Association (FNMA)–9.71%
Unsec. Disc. Notes(a)	0.15%	09/16/15	49,250	49,246,922
Unsec. Disc. Notes(a)	0.14%	09/23/15	25,000	24,997,861
Unsec. Disc. Notes(a)	0.15%	09/23/15	22,581	22,578,964
Unsec. Disc. Notes(a)	0.14%	10/07/15	80,000	79,988,640
Unsec. Disc. Notes(a)	0.14%	10/14/15	29,100	29,095,134
Unsec. Disc. Notes(a)	0.14%	11/18/15	20,000	19,993,933
Unsec. Disc. Notes(a)	0.15%	12/01/15	15,800	15,794,009
Unsec. Disc. Notes(a)	0.20%	01/13/16	2,820	2,817,880
Unsec. Disc. Notes(a)	0.20%	01/19/16	10,000	9,992,417
Unsec. Disc. Notes(a)	0.20%	01/20/16	5,700	5,695,535
Unsec. Disc. Notes(a)	0.20%	01/21/16	10,000	9,992,111
Unsec. Disc. Notes(a)	0.19%	01/27/16	75,645	75,585,913
Unsec. Disc. Notes(a)	0.22%	02/03/16	15,000	14,985,792
Unsec. Disc. Notes(a)	0.23%	02/03/16	62,000	61,938,603
Unsec. Disc. Notes(a)	0.25%	02/10/16	70,000	69,921,250
Unsec. Disc. Notes(a)	0.21%	03/01/16	27,100	27,071,229
Unsec. Disc. Notes(a)	0.22%	03/07/16	15,000	14,982,767
Unsec. Disc. Notes(a)	0.23%	03/14/16	42,250	42,197,363
				576,876,323

Overseas Private Investment Corp. (OPIC)–3.17%
Gtd. VRD COP Bonds(c)	0.16%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	51,000	51,000,000
Gtd. VRD COP Bonds(c)	0.16%	11/15/28	100,000	100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,470,538,358)				3,470,538,358

U.S. Treasury Securities–1.77%
U.S. Treasury Notes(b) (Cost $105,005,426)	0.13%	07/31/17	105,000	105,005,426
TOTAL INVESTMENTS (excluding Repurchase Agreements)–60.21% (Cost $3,575,543,784)				3,575,543,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–39.79%(d)
BMO Capital Markets Corp., Joint agreement dated 08/31/15, aggregate maturing value of $200,000,667 (collateralized by U.S. Government Sponsored Agency obligations valued at $204,000,745; 0%-6.75%, 09/10/15-11/15/38)	0.12%	09/01/15	$100,000,334	$100,000,000
Citigroup Global Markets Inc., Joint agreement dated 08/31/15, aggregate maturing value of $250,000,903 (collateralized by U.S. Government Sponsored Agency obligations valued at $255,000,340; 0%-6.25%, 01/20/16-07/15/36)	0.13%	09/01/15	150,000,542	150,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/12/15, aggregate maturing value of $250,031,597 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $255,000,000; 0%-8.25%, 09/14/15-04/01/56)(e)	0.13%	09/16/15	200,025,278	200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,806 (collateralized by U.S. Treasury obligation valued at $510,000,083; 0.13%, 04/15/17)	0.13%	09/01/15	500,001,806	500,000,000
ING Financial Markets, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $150,000,542 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $153,001,075; 0.88%-3.50%, 02/22/17-05/15/25)	0.13%	09/01/15	100,000,361	100,000,000
ING Financial Markets, LLC, Joint term agreement dated 08/04/15, aggregate maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,004,162; 1.75%-3.75%, 05/15/23-11/15/43)(e)	0.12%	09/03/15	180,018,000	180,000,000
ING Financial Markets, LLC, Term agreement dated 08/27/15, maturing value of $200,003,111 (collateralized by U.S. Treasury obligations valued at $204,002,003; 2.50%-2.75%, 11/15/23-05/15/24)(e)	0.08%	09/03/15	200,003,111	200,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint term agreement dated 08/26/15, aggregate maturing value of $350,006,125 (collateralized by U.S. Government Sponsored Agency obligations valued at $357,000,592; 0%-3.50%, 01/04/16-03/14/33)(e)	0.09%	09/02/15	300,005,250	300,000,000
Societe Generale, Term agreement dated 07/22/15, maturing value of $200,040,000 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $204,000,082; 0%-2.64%, 01/31/17-01/15/26)(e)	0.10%	10/02/15	200,040,000	200,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	62,479,264	62,479,038
Societe Generale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(e)	0.10%	09/08/15	200,026,111	200,000,000
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	70,958,756	70,958,500
Total Repurchase Agreements (Cost $2,363,437,538)				2,363,437,538
TOTAL INVESTMENTS(f)–100.00% (Cost $5,938,981,322)				5,938,981,322
OTHER ASSETS LESS LIABILITIES–0.00%				87,552
NET ASSETS–100.00%				$5,939,068,874

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–83.08%
Federal Farm Credit Bank (FFCB)–36.12%
Disc. Notes(a)	0.01%	09/01/15	$10,000	$10,000,000
Disc. Notes(a)	0.06%	09/02/15	5,000	4,999,992
Disc. Notes(a)	0.06%	09/21/15	10,788	10,787,640
Disc. Notes(a)	0.16%	12/03/15	5,000	4,997,933
Disc. Notes(a)	0.21%	01/14/16	1,648	1,646,733
Disc. Notes(a)	0.23%	02/12/16	5,000	4,994,875
Disc. Notes(a)	0.23%	03/24/16	5,000	4,993,594
Unsec. Bonds	4.88%	12/16/15	1,000	1,013,499
Unsec. Bonds	2.35%	12/22/15	1,090	1,097,091
Unsec. Bonds	3.75%	01/29/16	1,000	1,014,326
Unsec. Bonds(b)	0.19%	02/10/16	2,706	2,706,129
Unsec. Bonds(b)	0.21%	04/06/16	8,000	8,001,969
Unsec. Bonds(b)	0.27%	04/20/16	4,820	4,822,810
Unsec. Bonds(b)	0.17%	05/05/16	5,000	4,999,835
Unsec. Bonds(b)	0.17%	05/06/16	4,275	4,274,794
				70,351,220

Federal Home Loan Bank (FHLB)–44.39%
Unsec. Disc. Notes(a)	0.02%	09/01/15	3,292	3,291,644
Unsec. Disc. Notes(a)	0.06%	09/02/15	1,725	1,724,997
Unsec. Disc. Notes(a)	0.07%	09/02/15	5,000	4,999,991
Unsec. Disc. Notes(a)	0.07%	09/08/15	1,000	999,986
Unsec. Disc. Notes(a)	0.06%	09/09/15	5,000	4,999,939
Unsec. Disc. Notes(a)	0.07%	09/11/15	2,850	2,849,945
Unsec. Disc. Notes(a)	0.06%	09/15/15	5,200	5,199,879
Unsec. Disc. Notes(a)	0.06%	09/18/15	35,056	35,055,061
Unsec. Disc. Notes(a)	0.06%	09/21/15	12,129	12,128,596
Unsec. Disc. Notes(a)	0.08%	09/23/15	5,217	5,216,761
Unsec. Disc. Notes(a)	0.07%	09/24/15	5,000	4,999,776
Unsec. Disc. Notes(a)	0.16%	11/12/15	5,000	4,998,450
				86,465,025

Tennessee Valley Authority (TVA)–2.57%
Sr. Unsec. Disc. Notes(a)	0.07%	09/08/15	5,000	4,999,932
Total U.S. Government Sponsored Agency Securities (Cost $161,816,177)				161,816,177

U.S. Treasury Securities–16.68%
U.S. Treasury Bills–8.98%(a)
U.S. Treasury Bills	0.15%	09/17/15	7,500	7,499,500
U.S. Treasury Bills	0.18%	12/31/15	5,000	4,997,059
U.S. Treasury Bills	0.14%	01/28/16	5,000	4,997,061
				17,493,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–7.70%
U.S. Treasury Notes	0.25%	10/31/15	$5,000	$5,000,529
U.S. Treasury Notes	0.25%	11/30/15	5,000	5,001,760
U.S. Treasury Notes	0.38%	01/31/16	5,000	5,005,316
				15,007,605
Total U.S. Treasury Securities (Cost $32,501,225)				32,501,225
TOTAL INVESTMENTS(c)–99.76% (Cost $194,317,402)				194,317,402
OTHER ASSETS LESS LIABILITIES–0.24%				466,017
NET ASSETS–100.00%				$194,783,419

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.50%
Alabama–5.39%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	$12,000	$12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	04/01/28	10,000	10,000,000
				32,000,000

Arizona–1.17%
Salt River Project Agricultural Improvement and Power District ; Series 2009 B, Electric System RB	4.00%	01/01/16	2,150	2,177,099
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/37	4,750	4,750,000
				6,927,099

California–4.08%
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/16	16,700	16,700,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/16	7,450	7,523,296
				24,223,296

Colorado–4.58%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/34	2,000	2,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/24	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.14%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.13%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,695	3,695,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,210,000

Delaware–0.93%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/36	2,850	2,850,000
				5,545,000

District of Columbia–0.30%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	01/01/29	1,777	1,777,000

Florida–4.85%
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)(a)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.04%	11/15/35	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(d)(e)(f)	0.04%	04/01/17	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	11/01/36	2,400	2,400,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/32	13,815	13,815,000
				28,790,000

Georgia–0.87%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/16	1,000	1,027,960
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/20	1,000	1,000,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/16	1,375	1,428,440
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/20	1,700	1,700,000
				5,156,400

Illinois–6.49%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.10%	10/01/17	600	600,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)	0.02%	06/01/40	2,245	2,245,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.09%	09/01/24	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.11%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/29	1,170	1,170,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	02/15/33	2,355	2,355,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.09%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/34	1,200	1,200,000
				38,545,000

Indiana–2.96%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	7,450	7,450,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.01%	05/15/38	1,150	1,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Northwest Allen School Building Corp.; Series 2014, Ref. & Improvement First Mortgage RB	4.00%	01/15/16	$1,370	$1,389,494
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/19	680	680,000
				17,569,494

Iowa–0.34%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kansas–1.63%
Olathe (City of); Series 226, Improvement Unlimited Tax GO Bonds	5.00%	10/01/15	850	853,299
Wichita (City of);
Series 272, Unlimited Tax GO Temporary Notes	1.00%	10/15/15	4,350	4,354,515
Series 272, Unlimited Tax GO Temporary Notes	2.00%	04/15/16	4,400	4,447,833
				9,655,647

Kentucky–4.12%
Boyle (County of) (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	06/01/37	8,800	8,800,000
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	326,489
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,812,894
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	8,005	8,005,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,530	4,530,000
				24,474,383

Louisiana–0.19%
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/16	1,110	1,144,179

Maryland–3.90%
Baltimore (City of) (Mayor & City Council); Series 2013 B, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	10/15/15	1,000	1,005,878
Baltimore (County of); Series 2010 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	11/01/15	1,125	1,133,941
Maryland (State of) (State & Local Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/16	925	946,925
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/41	7,885	7,885,000
Prince George’s (County of); Series 2011 B, Ref. Consolidate Public Improvement Limited Tax GO Bonds	5.00%	09/15/15	1,900	1,903,546
				23,135,290

Massachusetts–1.60%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/38	4,585	4,585,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,935	4,935,000
				9,520,000

Michigan–2.79%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	5,890	5,890,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/31	5,405	5,405,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	$5,280	$5,280,000
				16,575,000

Minnesota–2.56%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	04/01/37	3,235	3,235,000
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/25	300	300,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	5,520	5,520,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	790,000
				15,215,000

Missouri–5.21%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	4,900	4,900,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	15,400	15,400,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/27	9,170	9,170,000
				30,930,000

New Hampshire–0.61%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	3,625	3,625,000

New York–5.44%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	8,200	8,200,000
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	9,600	9,600,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(a)	0.01%	11/01/41	6,200	6,200,000
				32,330,000

North Carolina–4.61%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/37	9,300	9,300,000
Durham (County of); Series 2010 A, Ref. Unlimited Tax GO Bonds	5.00%	11/01/15	800	806,392
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/16	860	889,710
Guilford (County of);
Series 2009 A, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	1,850	1,886,783
Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/16	2,350	2,405,829
Mecklenburg (County of);
Series 2005 C, Unlimited Tax GO Bonds	5.00%	02/01/16	1,125	1,147,297
Series 2008 B, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	850	866,917
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/17	2,335	2,335,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	3,560	3,560,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Raleigh (City of);
Series 2006 A, Combined Enterprise System RB	5.00%	03/01/16	$1,150	$1,177,572
Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/16	2,950	3,032,485
				27,407,985

Ohio–4.38%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,700	1,700,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	01/01/37	9,000	9,000,000
Cuyahoga (County of); Series 2012 A, Ref. Capital Improvement Limited Tax GO Bonds	3.00%	12/01/15	1,350	1,359,410
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.04%	12/01/21	7,525	7,525,000
Franklin (County of) (OhioHealth Corp.); Series 2011 C, Ref. Floating Rate Hospital Facilities RB(g)(h)	0.06%	06/01/16	2,900	2,900,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,510	3,510,000
				25,994,410

Oklahoma–0.15%
Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/16	900	903,642

Oregon–1.10%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	06/01/37	6,550	6,550,000

Pennsylvania–3.24%
Fayette (County of) Hospital Facilities Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	09/01/18	1,420	1,420,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/30	785	785,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/28	3,920	3,920,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	08/15/31	2,990	2,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	2,650	2,650,000
				19,225,000

South Carolina–0.08%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	490	490,000

Tennessee–1.28%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	07/15/36	7,575	7,575,000

Texas–6.57%
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/16	1,260	1,290,430
Collin (County of); Series 2015, Ref. Unlimited Tax GO Road Bonds	2.00%	02/15/16	5,105	5,146,402
Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	02/15/16	800	817,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (City of);
Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/16	$1,550	$1,583,674
Series 2012, Ref. Limited Tax GO Bonds	4.00%	02/15/16	1,950	1,983,256
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/16	2,200	2,216,955
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/16	1,020	1,036,921
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/50	3,500	3,500,000
Tarrant County Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant Regional Water District;
Series 2012 A, Ref. & Improvement Water Control RB	5.00%	03/01/16	3,500	3,583,227
Series 2012, Ref. & Improvement Water RB	5.00%	03/01/16	1,130	1,156,650
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	1,500	1,500,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/16	1,970	2,001,294
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,380	11,380,000
				39,046,146

Utah–1.85%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	09/01/32	11,000	11,000,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/38	11,705	11,705,000

Virginia–6.02%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/47	24,100	24,100,000
Fairfax (County of); Series 2013 A, Public Improvement Unlimited Tax Go Bonds	4.00%	10/01/15	770	772,413
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Redevelopment & Housing Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/30	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	12/01/19	400	400,000
				35,772,413

Washington–3.09%
Spokane (County of); Series 2011, Ref. Limited Tax GO Bonds	5.00%	12/01/15	1,730	1,750,691
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/43	6,000	6,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				18,330,691

West Virginia–0.81%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	4,800	4,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–4.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	10/01/42	$2,410	$2,410,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	08/15/34	4,800	4,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/37	9,095	9,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	05/01/30	7,545	7,545,000
				25,805,000
TOTAL INVESTMENTS(i)(j)–99.50% (Cost $590,953,075)				590,953,075
OTHER ASSETS LESS LIABILITIES–0.50%				2,964,833
NET ASSETS–100.00%				$593,917,908

Investment Abbreviations:

BHAC	– Bershire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 7.8%; other countries less than 5% each: 13.3%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $11,792,000, which represented 1.99% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Principal and/or interest payments are secured by the bound insurance company listed.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	7.3%
Wells Fargo Bank, N.A.	7.1
Federal National Mortgage Association	7.0
TD Bank, N.A.	6.9
U.S. Bank, N.A.	6.9
Federal Home Loan Mortgage Corp.	6.9
JPMorgan Chase Bank, N.A.	6.8
Northern Trust Co.	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$13,972,240,644	$2,175,875,399	$5,179,585,562	$3,575,543,784	$194,317,402	$590,953,075
Repurchase agreements, at value and cost	4,134,457,623	499,016,881	10,726,780,276	2,363,437,538	—	—
Total investments, at value and cost	18,106,698,267	2,674,892,280	15,906,365,838	5,938,981,322	194,317,402	590,953,075
Cash	—	—	—	—	504,166	571,947
Receivable for:
Investments sold	7,576,143	350,000	—	—	—	2,735,006
Interest	2,619,624	175,698	2,728,879	248,057	30,823	704,351
Fund expenses absorbed	291,288	259,652	1,058,340	570,531	12,273	72,680
Investment for trustee deferred compensation and retirement plans	3,348,401	960,550	1,973,124	893,431	122,855	342,088
Other assets	35,221	156,425	54,593	247,732	21,726	67,939
Total assets	18,120,568,944	2,676,794,605	15,912,180,774	5,940,941,073	195,009,245	595,447,086

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	1,048,793
Dividends	1,744,731	164,289	268,573	209,270	4,631	5,133
Accrued fees to affiliates	477,492	259,339	1,092,099	576,126	45,108	43,890
Accrued trustees’ and officer’s fees and benefits	42,047	7,748	31,175	14,004	3,829	3,902
Accrued operating expenses	89,364	34,613	84,737	—	30,966	27,054
Trustee deferred compensation and retirement plans	3,999,780	1,128,251	2,365,952	1,072,799	141,292	400,406
Total liabilities	6,353,414	1,594,240	3,842,536	1,872,199	225,826	1,529,178
Net assets applicable to shares outstanding	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

Net assets consist of:
Shares of beneficial interest	$18,111,670,795	$2,674,327,187	$15,908,422,009	$5,938,978,534	$194,810,910	$594,067,664
Undistributed net investment income	2,468,855	872,234	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	75,880	944	(62,497)	116,517	(18,445)	(44,801)
	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$15,974,125,875	$1,764,661,802	$7,850,083,884	$4,219,859,559	$105,550,474	$456,026,976
Private Investment Class	$283,476,166	$162,216,094	$461,131,133	$422,563,920	$5,984,129	$30,469,392
Personal Investment Class	$115,409,525	$117,573,235	$162,054,299	$37,167,875	$1,955,267	$3,623,759
Cash Management Class	$458,001,430	$483,595,041	$5,304,331,193	$222,852,784	$45,026,265	$51,017,729
Reserve Class	$156,215,892	$50,400,453	$35,604,084	$307,528,639	$5,875,967	$21,774,598
Resource Class	$72,685,807	$19,710,320	$324,480,435	$97,907,489	$2,371,907	$4,526,466
Corporate Class	$1,054,300,835	$77,043,420	$1,770,653,210	$631,188,608	$28,019,410	$26,478,988

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,971,876,468	1,764,653,525	7,849,769,272	4,219,715,207	105,542,132	455,997,383
Private Investment Class	283,434,406	162,215,304	461,111,138	422,549,208	5,983,300	30,467,302
Personal Investment Class	115,392,804	117,572,679	162,047,524	37,166,600	1,955,011	3,623,525
Cash Management Class	457,942,326	483,592,854	5,304,100,562	222,842,230	45,020,316	51,014,417
Reserve Class	156,193,914	50,400,202	35,602,695	307,517,844	5,875,100	21,773,143
Resource Class	72,675,318	19,710,227	324,466,582	97,904,306	2,371,594	4,526,175
Corporate Class	1,054,155,056	77,043,036	1,770,575,066	631,169,848	28,010,030	26,477,274
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$43,873,621	$4,784,782	$13,530,040	$5,711,935	$163,966	$489,717

Expenses:
Advisory fees	29,658,191	4,285,409	25,312,289	5,443,544	410,375	1,562,079
Administrative services fees	1,073,164	551,402	986,246	643,306	50,000	180,889
Custodian fees	133,057	26,605	107,064	2,061	6,613	7,107
Distribution fees:
Private Investment Class	1,563,478	745,974	2,467,964	1,912,238	53,717	154,350
Personal Investment Class	1,032,465	892,926	1,143,100	307,756	23,067	23,378
Cash Management Class	530,042	457,941	6,890,829	640,444	31,209	60,143
Reserve Class	1,466,620	230,896	785,905	3,171,604	17,728	266,151
Resource Class	243,809	51,845	685,988	239,311	7,483	11,057
Corporate Class	290,756	25,994	463,834	119,381	8,695	9,198
Transfer agent fees	1,728,297	257,125	1,518,737	489,919	18,375	59,044
Trustees’ and officers’ fees and benefits	417,761	93,166	317,742	125,493	24,974	41,553
Registration and filing fees	107,223	93,127	101,274	117,542	75,611	78,992
Professional services fees	192,580	63,407	170,115	3,715	45,941	48,529
Other	474,738	128,358	366,321	8,254	47,670	50,894
Total expenses	38,912,181	7,904,175	41,317,408	13,224,568	821,458	2,553,364
Less: Fees waived	(9,907,954)	(5,712,884)	(31,107,783)	(9,254,473)	(809,664)	(2,384,497)
Net expenses	29,004,227	2,191,291	10,209,625	3,970,095	11,794	168,867
Net investment income	14,869,394	2,593,491	3,320,415	1,741,840	152,172	320,850

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	164,146	944	(62,497)	116,517	5,675	17,500
Net increase in net assets resulting from operations	$15,033,540	$2,594,435	$3,257,918	$1,858,357	$157,847	$338,350

*	Includes net gains from securities sold to affiliates of $354 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2015 and 2014

	Liquid Assets Portfolio		STIC Prime Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$14,869,394	$12,803,743	$2,593,491	$2,193,860
Net realized gain	164,146	63,379	944	1,229
Net increase in net assets resulting from operations	15,033,540	12,867,122	2,594,435	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(14,147,500)	(12,173,578)	(1,854,672)	(1,525,734)
Private Investment Class	(30,767)	(59,123)	(132,350)	(128,606)
Personal Investment Class	(13,561)	(25,537)	(110,282)	(76,487)
Cash Management Class	(77,398)	(135,722)	(376,417)	(320,316)
Reserve Class	(14,433)	(25,611)	(18,513)	(16,998)
Resource Class	(12,035)	(15,843)	(20,138)	(43,810)
Corporate Class	(573,700)	(368,329)	(81,119)	(81,909)
Total distributions from net investment income	(14,869,394)	(12,803,743)	(2,593,491)	(2,193,860)

Share transactions–net:
Institutional Class	(2,640,861,091)	(67,247,031)	(148,752,146)	(99,103,915)
Private Investment Class	(61,736,842)	(24,844,066)	10,083,327	(14,479,604)
Personal Investment Class	(65,018,703)	24,398,104	(40,437,932)	59,098,398
Cash Management Class	(226,421,761)	(59,852,006)	29,823,610	2,580,751
Reserve Class	(23,801,101)	4,184,305	34,768,990	(623,024)
Resource Class	(62,863,904)	66,736,972	(12,328,636)	5,028,181
Corporate Class	383,540,344	(825,819,584)	17,489,399	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	(2,697,163,058)	(882,443,306)	(109,353,388)	(56,467,256)
Net increase (decrease) in net assets	(2,696,998,912)	(882,379,927)	(109,352,444)	(56,466,027)

Net assets:
Beginning of year	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of year*	$18,114,215,530	$20,811,214,442	$2,675,200,365	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,234	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Treasury Portfolio		Government & Agency Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$3,320,415	$2,729,391	$1,741,840	$1,247,013
Net realized gain (loss)	(62,497)	32,718	116,517	—
Net increase in net assets resulting from operations	3,257,918	2,762,109	1,858,357	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(1,478,709)	(1,082,321)	(1,159,579)	(753,997)
Private Investment Class	(102,223)	(79,068)	(126,468)	(72,161)
Personal Investment Class	(29,788)	(19,074)	(12,667)	(8,365)
Cash Management Class	(1,317,452)	(1,172,594)	(167,941)	(179,138)
Reserve Class	(11,073)	(18,855)	(108,700)	(55,996)
Resource Class	(68,891)	(55,606)	(38,869)	(23,566)
Corporate Class	(312,279)	(301,873)	(127,616)	(153,790)
Total distributions from net investment income	(3,320,415)	(2,729,391)	(1,741,840)	(1,247,013)

Share transactions–net:
Institutional Class	369,868,233	58,765,206	891,380,297	(1,111,110,237)
Private Investment Class	(63,444,289)	(58,439,851)	75,509,267	(11,338,446)
Personal Investment Class	(350,960)	30,524,234	(3,981,249)	(7,551,337)
Cash Management Class	(2,293,402,486)	1,370,912,651	(247,006,196)	(165,138,879)
Reserve Class	(151,761,502)	81,136,489	(3,594,120)	21,944,465
Resource Class	(49,445,822)	45,530,106	(6,672,798)	(39,758,492)
Corporate Class	346,906,945	(1,413,383,229)	(28,642,460)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(1,841,629,881)	115,045,606	676,992,741	(1,488,674,936)
Net increase (decrease) in net assets	(1,841,692,378)	115,078,324	677,109,258	(1,488,674,936)

Net assets:
Beginning of year	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of year*	$15,908,338,238	$17,750,030,616	$5,939,068,874	$5,261,959,616
* Includes accumulated undistributed net investment income	$(21,274)	$56,734	$(26,177)	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$152,172	$135,470	$320,850	$345,391
Net realized gain (loss)	5,675	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	157,847	111,349	338,350	361,268

Distributions to shareholders from net investment income:
Institutional Class	(109,398)	(81,011)	(243,361)	(241,289)
Private Investment Class	(5,768)	(8,257)	(14,944)	(17,356)
Personal Investment Class	(2,191)	(1,572)	(1,433)	(1,785)
Cash Management Class	(25,467)	(26,162)	(29,656)	(45,564)
Reserve Class	(1,334)	(413)	(13,465)	(13,233)
Resource Class	(3,530)	(1,791)	(2,416)	(3,510)
Corporate Class	(4,484)	(16,264)	(15,575)	(22,654)
Total distributions from net investment income	(152,172)	(135,470)	(320,850)	(345,391)

Share transactions–net:
Institutional Class	(22,147,472)	(616,846,807)	(68,021,232)	7,856,398
Private Investment Class	(9,595,904)	(4,455,605)	(3,807,802)	(18,170,589)
Personal Investment Class	(1,843,611)	(2,396,213)	(98,681)	(1,058,536)
Cash Management Class	(3,080,076)	16,549,522	(9,705,701)	(47,204,841)
Reserve Class	5,171,160	(591,737)	(5,865,164)	(5,165,485)
Resource Class	(1,336,302)	(1,482,686)	(989,440)	(2,779,701)
Corporate Class	(22,499,992)	50,500,004	(5,044,078)	71,486
Net increase (decrease) in net assets resulting from share transactions	(55,332,197)	(558,723,522)	(93,532,098)	(66,451,268)
Net increase (decrease) in net assets	(55,326,522)	(558,747,643)	(93,514,598)	(66,435,391)

Net assets:
Beginning of year	250,109,941	808,857,584	687,432,506	753,867,897
End of year*	$194,783,419	$250,109,941	$593,917,908	$687,432,506
* Includes accumulated undistributed net investment income	$(9,046)	$(1,690)	$(104,955)	$(88,667)

Notes to Financial Statements

August 31, 2015

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

42                         Short-Term Investments Trust

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

43                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%
The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term.

44                         Short-Term Investments Trust

For the year ended August 31, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,910,905	$—
STIC Prime Portfolio	1,442,717	1,865,694
Treasury Portfolio	5,143,480	13,526,682
Government & Agency Portfolio	—	2,863,738
Government TaxAdvantage Portfolio	410,375	257,390
Tax-Free Cash Reserve Portfolio	362,285	1,497,935

Voluntary fee waivers for the year ended August 31, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$716,898	$661,407	$89,718	$1,170,992	$160,650	N/A
STIC Prime Portfolio	447,391	654,640	365,818	200,857	41,424	$25,865
Treasury Portfolio	1,480,778	838,273	5,512,663	683,737	548,791	463,834
Government & Agency Portfolio	1,147,343	225,688	512,355	2,759,296	191,449	119,381
Government TaxAdvantage Portfolio	26,859	16,916	24,967	15,423	5,986	8,695
Tax-Free Cash Reserve Portfolio	77,175	17,143	48,114	231,552	8,845	9,198

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$625,391	$275,324	$106,008	$190,661	N/A	N/A
STIC Prime Portfolio	298,390	238,114	91,588	30,017	$10,369	N/A
Treasury Portfolio	987,186	304,827	1,378,166	102,168	137,198	N/A
Government & Agency Portfolio	764,895	82,068	128,089	412,309	47,862	N/A
Government TaxAdvantage Portfolio	26,858	6,151	6,242	2,305	1,497	N/A
Tax-Free Cash Reserve Portfolio	77,175	6,234	12,029	34,600	2,212	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$896,284,266	$988,974,720	$354
STIC Prime Portfolio	—	12,620,070	—
Tax-Free Cash Reserve Portfolio	843,903,483	761,328,978	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2015 and 2014:

	2015	2014
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$14,869,394	$12,803,743
STIC Prime Portfolio	2,593,491	2,193,860
Treasury Portfolio	3,320,415	2,729,391
Government & Agency Portfolio	1,741,840	1,247,013
Government TaxAdvantage Portfolio	152,172	135,470
Tax-Free Cash Reserve Portfolio	320,850	345,391

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,700,175	$531	$(4,155,971)	$—	$18,111,670,795	$18,114,215,530
STIC Prime Portfolio	2,038,293	—	(1,165,115)	—	2,674,327,187	2,675,200,365
Treasury Portfolio	2,440,443	—	(2,461,717)	(62,497)	15,908,422,009	15,908,338,238
Government & Agency Portfolio	1,207,121	—	(1,116,781)	—	5,938,978,534	5,939,068,874
Government TaxAdvantage Portfolio	135,559	—	(144,605)	(18,445)	194,810,910	194,783,419
Tax-Free Cash Reserve Portfolio	307,996	—	(412,951)	(44,801)	594,067,664	593,917,908

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2015, which expire as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2015 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$—	$—	$—
STIC Prime Portfolio	(76,484)	—	76,484
Treasury Portfolio	(78,008)	(32,718)	110,726
Government & Agency Portfolio	(66,268)	—	66,268
Government TaxAdvantage Portfolio	(7,356)	—	7,356
Tax-Free Cash Reserve Portfolio	(16,288)	—	16,288

47                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	285,396,098,619	$285,396,098,619	298,168,481,912	$298,168,481,912
Private Investment Class	1,434,632,883	1,434,632,883	1,862,580,534	1,862,580,534
Personal Investment Class	538,543,116	538,543,116	684,245,247	684,245,247
Cash Management Class	4,326,518,141	4,326,518,141	5,350,296,060	5,350,296,060
Reserve Class	1,016,989,736	1,016,989,736	1,297,208,097	1,297,208,097
Resource Class	459,622,836	459,622,836	600,648,639	600,648,639
Corporate Class	5,521,655,244	5,521,655,244	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	3,973,048	3,973,048	3,946,761	3,946,761
Private Investment Class	8,279	8,279	15,991	15,991
Personal Investment Class	11,639	11,639	22,313	22,313
Cash Management Class	31,257	31,257	69,866	69,866
Reserve Class	14,378	14,378	27,238	27,238
Resource Class	12,396	12,396	15,457	15,457
Corporate Class	225,681	225,681	165,898	165,898

Reacquired:
Institutional Class	(288,040,932,758)	(288,040,932,758)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(1,496,378,004)	(1,496,378,004)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(603,573,458)	(603,573,458)	(659,869,456)	(659,869,456)
Cash Management	(4,552,971,159)	(4,552,971,159)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(1,040,805,215)	(1,040,805,215)	(1,293,051,030)	(1,293,051,030)
Resource Class	(522,499,136)	(522,499,136)	(533,927,124)	(533,927,124)
Corporate Class	(5,138,340,581)	(5,138,340,581)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	(2,697,163,058)	$(2,697,163,058)	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,941,737,037	$5,941,737,037	5,548,259,062	$5,548,259,062
Private Investment Class	1,211,080,589	1,211,080,589	1,296,968,970	1,296,968,970
Personal Investment Class	1,182,870,259	1,182,870,259	1,958,713,324	1,958,713,324
Cash Management Class	3,144,474,982	3,144,474,982	2,679,245,356	2,679,245,356
Reserve Class	210,463,689	210,463,689	74,531,956	74,531,956
Resource Class	64,359,363	64,359,363	120,676,878	120,676,878
Corporate Class	1,149,830,507	1,149,830,507	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	454,008	454,008	377,518	377,518
Private Investment Class	56,232	56,232	45,718	45,718
Personal Investment Class	68,043	68,043	51,142	51,142
Cash Management Class	71,815	71,815	49,157	49,157
Reserve Class	14,807	14,807	17,060	17,060
Resource Class	16,256	16,256	42,179	42,179
Corporate Class	71,730	71,730	68,237	68,237

Reacquired:
Institutional Class	(6,090,943,191)	(6,090,943,191)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(1,201,053,494)	(1,201,053,494)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(1,223,376,234)	(1,223,376,234)	(1,899,666,068)	(1,899,666,068)
Cash Management	(3,114,723,187)	(3,114,723,187)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(175,709,506)	(175,709,506)	(75,172,040)	(75,172,040)
Resource Class	(76,704,255)	(76,704,255)	(115,690,876)	(115,690,876)
Corporate Class	(1,132,412,838)	(1,132,412,838)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	(109,353,388)	$(109,353,388)	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,766,462,244	$16,766,462,244	16,186,538,309	$16,186,538,309
Private Investment Class	1,901,290,280	1,901,290,280	1,918,270,498	1,918,270,498
Personal Investment Class	1,101,975,367	1,101,975,367	1,159,663,689	1,159,663,689
Cash Management Class	26,793,251,842	26,793,251,842	43,232,395,125	43,232,395,125
Reserve Class	109,204,351	109,204,351	252,917,682	252,917,682
Resource Class	329,636,954	329,636,954	807,040,285	807,040,285
Corporate Class	18,168,487,688	18,168,487,688	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	922,038	922,038	798,429	798,429
Private Investment Class	15,296	15,296	16,415	16,415
Personal Investment Class	26,774	26,774	18,911	18,911
Cash Management Class	60,767	60,767	56,720	56,720
Reserve Class	7,169	7,169	8,788	8,788
Resource Class	8,488	8,488	15,472	15,472
Corporate Class	132,198	132,198	107,134	107,134

Reacquired:
Institutional Class	(16,397,516,049)	(16,397,516,049)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,964,749,865)	(1,964,749,865)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(1,102,353,101)	(1,102,353,101)	(1,129,158,366)	(1,129,158,366)
Cash Management	(29,086,715,095)	(29,086,715,095)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(260,973,022)	(260,973,022)	(171,789,981)	(171,789,981)
Resource Class	(379,091,264)	(379,091,264)	(761,525,651)	(761,525,651)
Corporate Class	(17,821,712,941)	(17,821,712,941)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(1,841,629,881)	$(1,841,629,881)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,416,050,435	$37,416,050,435	53,908,163,991	$53,908,163,991
Private Investment Class	2,115,905,376	2,115,905,376	1,364,107,784	1,364,107,784
Personal Investment Class	134,224,028	134,224,028	152,623,485	152,623,485
Cash Management Class	5,837,371,862	5,837,371,862	9,268,718,362	9,268,718,362
Reserve Class	699,303,942	699,303,942	782,967,584	782,967,584
Resource Class	1,554,415,700	1,554,415,700	1,221,553,304	1,221,553,304
Corporate Class	4,660,748,011	4,660,748,011	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	199,188	199,188	234,710	234,710
Private Investment Class	37,056	37,056	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	33,044	33,044	58,768	58,768
Reserve Class	67,656	67,656	32,853	32,853
Resource Class	13,926	13,926	10,562	10,562
Corporate Class	55,261	55,261	102,366	102,366

Reacquired:
Institutional Class	(36,524,869,326)	(36,524,869,326)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(2,040,433,165)	(2,040,433,165)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(138,205,283)	(138,205,283)	(160,174,869)	(160,174,869)
Cash Management	(6,084,411,102)	(6,084,411,102)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(702,965,718)	(702,965,718)	(761,055,972)	(761,055,972)
Resource Class	(1,561,102,424)	(1,561,102,424)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(4,689,445,732)	(4,689,445,732)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	676,992,741	$676,992,741	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	368,612,267	$368,612,267	1,045,403,499	$1,045,403,499
Private Investment Class	71,398,479	71,398,479	142,692,873	142,692,873
Personal Investment Class	8,341,042	8,341,042	8,462,127	8,462,127
Cash Management Class	87,930,861	87,930,861	106,245,801	106,245,801
Reserve Class	14,172,451	14,172,451	973,205	973,205
Resource Class	17,934,744	17,934,744	169	169
Corporate Class	187,300,005	187,300,005	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	84,605	84,605	75,437	75,437
Private Investment Class	3,065	3,065	6,138	6,138
Cash Management Class	24,731	24,731	26,434	26,434
Reserve Class	1,197	1,197	420	420
Resource Class	3,214	3,214	1,707	1,707
Corporate Class	4,203	4,203	15,798	15,798

Reacquired:
Institutional Class	(390,844,344)	(390,844,344)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(80,997,448)	(80,997,448)	(147,154,616)	(147,154,616)
Personal Investment Class	(10,184,653)	(10,184,653)	(10,858,340)	(10,858,340)
Cash Management	(91,035,668)	(91,035,668)	(89,722,713)	(89,722,713)
Reserve Class	(9,002,488)	(9,002,488)	(1,565,362)	(1,565,362)
Resource Class	(19,274,260)	(19,274,260)	(1,484,562)	(1,484,562)
Corporate Class	(209,804,200)	(209,804,200)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(55,332,197)	$(55,332,197)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,022,223,755	$1,022,223,755	1,155,647,434	$1,155,647,434
Private Investment Class	48,653,591	48,653,591	57,873,911	57,873,911
Personal Investment Class	5,529,842	5,529,842	4,026,135	4,026,135
Cash Management Class	85,609,129	85,609,129	116,900,434	116,900,434
Reserve Class	57,041,089	57,041,089	72,340,249	72,340,249
Resource Class	2,830,839	2,830,839	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	35,799	35,799	33,173	33,173
Private Investment Class	13,990	13,990	15,789	15,789
Personal Investment Class	651	651	602	602
Cash Management Class	13,598	13,598	22,852	22,852
Reserve Class	13,480	13,480	13,494	13,494
Resource Class	2,430	2,430	3,561	3,561
Corporate Class	15,648	15,648	21,937	21,937

Reacquired:
Institutional Class	(1,090,280,786)	(1,090,280,786)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(52,475,383)	(52,475,383)	(76,060,289)	(76,060,289)
Personal Investment Class	(5,629,174)	(5,629,174)	(5,085,273)	(5,085,273)
Cash Management	(95,328,428)	(95,328,428)	(164,128,127)	(164,128,127)
Reserve Class	(62,919,733)	(62,919,733)	(77,519,228)	(77,519,228)
Resource Class	(3,822,709)	(3,822,709)	(4,591,909)	(4,591,909)
Corporate Class	(5,059,726)	(5,059,726)	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	(93,532,098)	$(93,532,098)	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$283,476	0.21	%(c)	0.67	%(c)	0.01	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	345,211	0.19		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	370,059	0.24		0.67		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	372,458	0.27		0.68		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	501,630	0.28		0.67		0.01
STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	162,216	0.07	(c)	0.69	(c)	0.10	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	152,133	0.06		0.69		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	166,612	0.12		0.69		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,750	0.15		0.70		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	267,621	0.22		0.69		0.02
Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	461,131	0.06	(c)	0.67	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	524,576	0.04		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	583,020	0.09		0.68		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	808,131	0.08		0.68		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	845,022	0.12		0.68		0.02
Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	422,564	0.08	(c)	0.63	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	347,046	0.06		0.63		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	358,383	0.11		0.64		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	382,019	0.10		0.63		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	549,857	0.15		0.63		0.02
Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,984	0.00	(c)	0.83	(c)	0.08	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	15,580	0.02		0.79		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	20,036	0.06		0.70		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	38,426	0.07		0.72		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	47,638	0.11		0.76		0.03
Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	30,469	0.03	(c)	0.81	(c)	0.04	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	34,276	0.04		0.80		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	52,446	0.10		0.80		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	95,843	0.13		0.80		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	98,842	0.26		0.79		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $312,696, $149,195, $493,593, $382,448, $10,743 and $30,870 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Private Investment Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Private Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Private Investment Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2015

Houston, Texas

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/15)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.00	$1.16	$1,024.05	$1.17	0.23%
STIC Prime Portfolio	1,000.00	1,000.30	0.15	1,025.05	0.15	0.03
Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.00	1,025.56	0.00	0.00
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.00	1,025.26	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. The annualized expense ratios include an adjustment for an adviser expense reimbursement in excess of expenses for the period March 1, 2015 through August 31, 2015 of $59,037 and $33,867 for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively. The annualized expense ratios excluding this adjustment would have been (0.07)% and (0.01)% for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[3]	The actual expenses paid excluding the adjustments discussed above are $(0.35) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[4]	The hypothetical expenses paid excluding the adjustments discussed above are $(0.36) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

56                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Investment Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

57                         Short-Term Investments Trust

Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one and five year periods and above the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

58                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The

Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale

59                         Short-Term Investments Trust

through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether either Fund benefits from economies of scale through contractual breakpoints in such Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing any Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the each pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements.

60                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2015:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	43.56%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.21%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	14.72%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	32,718	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company; Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Chief Executive Officer, Invesco Canada Fund Inc (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association: and Chairman, Board of Governors, Western Golf Association;	144	Chairman of the Board of Trustees, Evans Scholars Foundation; and Chairman of the Board, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
		Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc..	N/A	N/A
Lisa O. Brinkley — 1959 Chief Compliance Officer	2004

Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A., Inc.); and Chief Compliance Officer, The Invesco Funds

Formerly: Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company.

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-5 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2015

Reserve Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objectives and Strategies

5 Fund Composition by Maturity

7 Schedules of Investments

37 Financial Statements

42 Notes to Financial Statements

54 Financial Highlights

55 Auditor’s Report

56 Fund Expenses

57 Approval of Investment Advisory and Sub-Advisory Contracts

61 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2015. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Economic prospects for the US economy continued to improve over the last year and the US Federal Reserve (the Fed) maintained its zero interest rate policy which limited money market fund yields to near zero. Employment in the US continued its sixth year of improvement as the unemployment rate reached its lowest level since 2008[1], and US economic growth remained relatively stable at 2.7% for the year ended June 30, 2015.[2] These positive economic data convinced many that the need for rates near zero, initially implemented as an emergency accommodation in 2008, had diminished and the Fed may consider raising interest rates. How-ever, a number of factors had kept the Fed at bay. These factors included stubbornly low US inflation and concerns about slower growth in emerging markets and China, and their potential impact on financial markets.

Since last year, some short-term yields have risen due to the belief the Fed might raise rates. For example, the 12 month US Treasury bill yielded 0.38% on August 31, 2015, up from 0.09% a year earlier.[3] Similarly, the three month US dollar Libor increased 9.5 basis points to 0.33% over the reporting period.[3] (A basis point is one one-hundredth of a percentage point.)

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. In April 2015, Invesco Global Liquidity did announce our intentions not to implement liquidity fees and redemption gates in our government money market funds when reform is fully implemented. Additionally, our government money market funds already comply with the new requirement that at least 99.5% of these funds be invested in cash, government securities and repurchase agreements backed by government securities.

We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies. Invesco Global Liquidity currently plans to offer a similar suite of solutions post reform.

Invesco Global Liquidity

For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: Bureau of Economic Analysis
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Reserve Class data as of 8/31/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	17 - 41 days	17 days	65 days	$156.2 million
STIC Prime	9 - 18 days	11 days	13 days	50.4 million
Treasury	37 - 62 days	38 days	85 days	35.6 million
Government & Agency	31 - 53 days	44 days	95 days	307.5 million
Government TaxAdvantage	22 - 54 days	42 days	70 days	5.8 million
Tax-Free Cash Reserve	18 - 53 days	26 days	28 days	21.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that pay interest which is excluded from gross income for federal income tax purposes and do not produce income that will be considered an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/15
	Liquid Assets Portfolio 1-14, 17-19	STIC Prime Portfolio 1-13, 16-19	Treasury Portfolio 2, 7-11, 13, [15,17,19]	Government & Agency Portfolio 2, 7-11, 13, [15,17,19]	Government TaxAdvantage Portfolio 2, 7-11, 13, 17, [19]	Tax-Free Cash Reserve Portfolio 1-13, 17-19
1 - 7	42.2%	65.4%	63.7%	43.4%	12.9%	87.7%
8 - 30	11.6	12.8	4.6	3.5	48.8	0.3
31 - 60	19.3	21.8	4.1	6.5	0.0	1.2
61 - 90	1.4	0.0	2.4	9.0	5.1	0.3
91 - 180	16.0	0.0	8.5	23.4	19.3	4.3
181+	9.5	0.0	16.7	14.2	13.9	6.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
2	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
3	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
4	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
5	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
6	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

5 Short-Term Investments Trust	continued on page 6

continued from page 5

13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
15	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
16	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
17	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
18	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.
19	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

6                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–35.54%(a)
Asset-Backed Securities — Consumer Receivables–4.85%
Barton Capital LLC(b)(c)	0.25%	11/02/15	$20,000	$20,000,000
Barton Capital LLC(b)(c)	0.25%	11/02/15	50,700	50,700,000
Barton Capital LLC(b)(c)	0.26%	12/01/15	25,000	25,000,000
Barton Capital LLC(b)(c)	0.26%	11/18/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.26%	12/04/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.24%	10/01/15	182,000	181,963,600
Old Line Funding, LLC(b)(c)	0.37%	01/04/16	70,000	70,000,000
Old Line Funding, LLC(b)(c)	0.37%	01/12/16	150,000	150,000,000
Old Line Funding, LLC(b)(c)	0.40%	02/22/16	74,800	74,800,000
Thunder Bay Funding, LLC(c)	0.24%	10/01/15	61,700	61,687,660
Thunder Bay Funding, LLC(c)	0.27%	10/05/15	48,056	48,043,746
Thunder Bay Funding, LLC(c)	0.28%	10/13/15	64,500	64,478,930
Thunder Bay Funding, LLC(b)(c)	0.37%	01/04/16	56,900	56,900,000
				878,573,936

Asset-Backed Securities — Fully Supported–2.35%
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.28%	11/27/15	30,000	30,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.31%	01/07/16	50,000	50,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.32%	12/16/15	25,000	25,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.35%	02/05/16	40,000	40,000,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/09/15	49,600	49,597,685
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	150,000	149,952,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	25,000	24,992,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.32%	10/08/15	57,000	57,005,323
				426,547,008

Asset-Backed Securities — Fully Supported Bank–8.79%
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/16/15	83,376	83,346,818
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/21/15	95,768	95,731,630
Atlantic Asset Securitization LLC (CEP–Credit Agricole & Investment Bank)(b)(c)(d)	0.25%	11/09/15	50,000	50,000,000
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(c)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(d)	0.25%	10/08/15	87,500	87,477,518
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.36%	12/14/15	134,800	134,800,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.37%	01/12/16	100,000	100,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.38%	02/10/16	87,500	87,500,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.28%	09/01/15	20,000	20,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/11/15	65,100	65,100,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/14/15	50,000	50,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.37%	01/08/16	96,400	96,400,000
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	60,000	59,985,833
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(c)(d)	0.25%	10/07/15	124,500	124,468,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/15/15	50,000	49,995,917
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.24%	10/19/15	20,000	19,993,600
Institutional Secured Funding LLC (Multi–CEP’s)(c)(d)	0.41%	10/05/15	25,000	24,990,320
Lexington Parker Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	84,500	84,480,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.30%	10/14/15	$60,000	$59,978,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(d)	0.22%	10/02/15	24,000	23,995,453
Mountcliff Funding LLC (Multi–CEP’s)(c)(d)	0.23%	10/01/15	75,000	74,985,625
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	20,000	20,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	60,000	60,000,000
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.22%	10/07/15	20,000	19,995,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/09/15	50,000	49,997,667
				1,593,212,155

Asset-Backed Securities — Multi-Purpose–3.07%
CAFCO, LLC(c)	0.20%	09/10/15	35,000	34,998,250
Chariot Funding, LLC(c)	0.30%	10/07/15	54,400	54,383,680
Chariot Funding, LLC(c)	0.30%	10/15/15	52,500	52,480,750
Chariot Funding, LLC(c)	0.30%	10/16/15	25,000	24,990,625
Chariot Funding, LLC(c)	0.32%	11/18/15	38,000	37,973,653
CHARTA, LLC(c)	0.20%	09/10/15	44,400	44,397,780
CHARTA, LLC(c)	0.20%	09/21/15	21,500	21,497,611
CRC Funding, LLC(c)	0.20%	09/10/15	65,000	64,996,750
Jupiter Securitization Co. LLC(c)	0.30%	10/13/15	30,000	29,989,500
Jupiter Securitization Co. LLC(c)	0.30%	10/15/15	20,000	19,992,667
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/01/15	35,000	35,000,000
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/02/15	65,000	64,999,639
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	50,000	50,000,000
				555,700,905

Diversified Banks–10.71%
BNP Paribas S.A.(d)	0.25%	09/14/15	65,000	64,994,132
Commonwealth Bank of Australia(c)(d)	0.21%	09/28/15	50,095	50,087,110
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/20/16	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/13/16	20,000	19,998,406
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/26/16	40,000	39,986,641
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/19/16	46,000	45,997,048
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/07/16	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/04/16	28,000	28,000,000
DBS Bank Ltd.(c)(d)	0.20%	09/02/15	56,200	56,199,688
DBS Bank Ltd.(c)(d)	0.21%	09/18/15	70,000	69,993,058
DBS Bank Ltd.(c)(d)	0.21%	09/21/15	57,400	57,393,303
DBS Bank Ltd.(c)(d)	0.22%	09/24/15	40,300	40,294,336
DBS Bank Ltd.(c)(d)	0.25%	10/23/15	67,900	67,875,480
ING (US) Funding LLC(d)	0.22%	09/14/15	60,000	59,995,233
ING (US) Funding LLC(d)	0.27%	09/18/15	73,700	73,690,603
J.P. Morgan Securities LLC(b)	0.38%	01/19/16	50,000	50,000,000
Mizuho Bank Ltd.(c)(d)	0.29%	10/15/15	60,000	59,979,100
Mizuho Bank Ltd.(c)(d)	0.30%	10/27/15	60,000	59,972,000
National Australia Bank Ltd.(c)(d)	0.22%	10/01/15	56,300	56,289,913
National Australia Bank Ltd.(b)(c)(d)	0.34%	01/29/16	104,750	104,750,000
Nordea Bank AB(c)(d)	0.26%	10/23/15	150,000	149,944,028
Nordea Bank AB(c)(d)	0.35%	01/05/16	66,800	66,718,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/09/15	$69,600	$69,596,752
Standard Chartered Bank(c)(d)	0.28%	09/03/15	49,000	48,999,238
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.20%	09/28/15	54,300	54,291,855
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.21%	09/18/15	50,000	49,995,042
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.22%	09/17/15	84,300	84,291,757
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/16/15	127,300	127,252,263
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/19/15	54,400	54,378,240
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/22/15	48,000	47,979,600
United Overseas Bank Ltd.(c)(d)	0.32%	11/17/15	55,800	55,761,808
Westpac Banking Corp.(b)(c)(d)	0.34%	02/08/16	35,500	35,500,000
				1,940,204,804

Industrial Conglomerates–1.29%
Danaher Corp.(c)	0.27%	10/05/15	233,000	232,940,585

Regional Banks–2.49%
ASB Finance Ltd.(c)(d)	0.29%	10/01/15	46,150	46,139,039
BNZ International Funding Ltd.(c)(d)	0.26%	09/16/15	55,400	55,393,998
BNZ International Funding Ltd.(c)(d)	0.26%	09/21/15	48,900	48,892,937
BNZ International Funding Ltd.(c)(d)	0.27%	09/08/15	55,300	55,297,151
Macquarie Bank Ltd.(c)(d)	0.28%	10/09/15	50,000	49,985,222
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/22/16	50,000	50,000,000
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/20/16	90,000	90,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.27%	09/01/15	54,600	54,600,000
				450,308,347

Soft Drinks–0.13%
Coca-Cola Co. (The)(c)	0.21%	10/08/15	24,000	23,994,820

Specialized Finance–1.86%
CDP Financial Inc.(c)(d)	0.20%	09/02/15	20,000	19,999,889
CDP Financial Inc.(c)(d)	0.20%	09/15/15	35,000	34,997,278
Nederlandse Waterschapsbank N.V.(c)(d)	0.24%	09/04/15	150,000	149,997,000
Nederlandse Waterschapsbank N.V.(c)(d)	0.27%	11/09/15	56,600	56,570,709
Nederlandse Waterschapsbank N.V.(c)(d)	0.35%	01/04/16	75,100	75,008,733
				336,573,609
Total Commercial Paper (Cost $6,438,056,169)				6,438,056,169

Certificates of Deposit–31.62%
Bank of Montreal(d)	0.21%	09/10/15	6,900	6,900,000
Bank of Montreal(d)	0.22%	09/15/15	74,500	74,500,000
Bank of Montreal(b)(d)	0.29%	12/11/15	55,900	55,900,000
Bank of Montreal(b)(d)	0.36%	01/20/16	60,000	60,000,000
Bank of Montreal(b)(d)	0.42%	09/09/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.33%	03/09/16	56,000	56,000,000
Bank of Nova Scotia(b)(d)	0.36%	02/22/16	40,000	40,000,000
Bank of Nova Scotia(b)(d)	0.43%	09/29/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.47%	09/09/16	100,000	100,000,000
Bank of Nova Scotia(b)(d)	0.53%	02/10/16	25,000	25,013,834
Bank of Scotland(d)	0.07%	09/01/15	75,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	09/08/15	40,000	40,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Canadian Imperial Bank of Commerce(b)(d)	0.34%	01/08/16	$54,500	$54,500,000
China Construction Bank Corp.(d)	0.19%	09/08/15	50,000	50,000,000
China Construction Bank Corp.(d)	0.20%	09/01/15	57,900	57,900,000
Credit Agricole Corporate & Investment Bank(d)	0.07%	09/01/15	150,000	150,000,000
Credit Industriel et Commercial(d)	0.15%	09/01/15	162,000	162,000,000
Credit Industriel et Commercial(d)	0.15%	09/02/15	260,000	260,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(d)	0.28%	09/02/15	50,000	50,000,000
DZ Bank AG Deutsche Zentral-Genossenschafts Bank(d)	0.31%	10/06/15	50,000	50,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/01/15	63,000	63,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/11/15	65,100	65,100,000
HSBC Bank USA N.A.(b)(d)	0.34%	12/18/15	65,000	65,000,000
Industrial & Commercial Bank of China Ltd.(d)	0.19%	09/02/15	79,300	79,300,000
KBC Bank N.V.(d)	0.15%	09/01/15	314,500	314,500,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/21/15	65,000	65,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/22/15	80,000	80,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.39%	02/05/16	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.40%	01/27/16	56,600	56,600,000
Mizuho Bank Ltd.(d)	0.27%	09/22/15	52,000	52,000,000
Natixis(d)	0.07%	09/01/15	811,658	811,657,702
Nordea Bank Finland PLC(d)	0.21%	09/01/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.25%	10/23/15	51,500	51,499,628
Norinchukin Bank (The)(d)	0.20%	09/11/15	20,000	20,000,000
Norinchukin Bank (The)(d)	0.26%	09/14/15	65,100	65,100,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/08/15	55,000	55,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	10/05/15	49,200	49,200,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	10/02/15	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.24%	09/18/15	60,000	60,000,000
Rabobank Nederland(d)	0.24%	09/17/15	65,100	65,100,000
Rabobank Nederland(b)(d)	0.33%	02/04/16	80,000	80,000,000
Royal Bank of Canada(b)(d)	0.35%	02/08/16	54,500	54,500,000
Royal Bank of Canada(b)(d)	0.40%	09/02/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.07%	09/01/15	194,000	194,000,000
Standard Chartered Bank(d)	0.07%	09/01/15	100,000	100,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	70,000	70,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	50,000	50,000,000
Standard Chartered Bank(b)(d)	0.37%	12/17/15	170,500	170,500,000
Sumitomo Mitsui Banking Corp.(d)	0.26%	09/08/15	112,000	112,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.26%	09/16/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	30,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	75,000	75,000,000
Svenska Handelsbanken AB(d)	0.06%	09/01/15	194,000	194,000,000
Swedbank AB(d)	0.14%	09/01/15	157,300	157,300,000
Toronto-Dominion Bank (The)(b)(d)	0.35%	01/20/16	45,000	45,000,000
Toronto-Dominion Bank (The)(b)(d)	0.45%	08/17/16	30,000	30,000,000
Wells Fargo Bank, N.A.(b)	0.34%	01/12/16	35,000	35,000,000
Westpac Banking Corp.(d)	0.20%	09/09/15	100,000	100,000,000
Total Certificates of Deposit (Cost $5,728,171,164)				5,728,171,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–5.98%(e)
Credit Enhanced–5.93%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$515	$515,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	09/01/19	3,635	3,635,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,000	1,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	25,085	25,085,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	22,515	22,515,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,465	5,465,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.12%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	600	600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.) (f)	0.17%	07/01/38	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	22,410	22,410,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	6,645	6,645,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,250	2,250,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	19,250	19,250,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/37	16,000	16,000,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.03%	03/01/34	6,500	6,500,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/19	490	490,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	25,880	25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	6,440	6,440,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	$2,900	$2,900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	925	925,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,140	12,140,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/37	3,200	3,200,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	585	585,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,380	12,380,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.04%	11/15/35	2,690	2,690,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	9,810	9,810,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	710	710,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	8,500	8,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/25	4,300	4,300,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.02%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	780	780,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	750	750,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/35	4,645	4,645,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	06/01/29	1,320	1,320,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.11%	06/01/17	670	670,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	02/15/33	8,270	8,270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	01/01/37	3,500	3,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(f)	0.09%	05/01/36	$4,605	$4,605,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/29	500	500,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/34	3,000	3,000,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.04%	05/01/42	2,525	2,525,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.01%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	10,700	10,700,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	5,600	5,600,000
Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.01%	05/15/38	12,850	12,850,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,090	5,090,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.03%	09/01/21	725	725,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,550	14,550,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/28	3,000	3,000,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/26	3,765	3,765,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.03%	04/15/30	2,700	2,700,000
Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/37	6,900	6,900,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	07/01/27	1,300	1,300,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	4,305	4,305,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.19%	03/01/39	2,100	2,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	04/01/37	7,600	7,600,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	30,100	30,100,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,800	4,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/01/33	11,500	11,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	$1,000	$1,000,000
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.03%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	2,500	2,500,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.01%	11/01/41	5,500	5,500,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.01%	05/15/41	28,100	28,100,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/32	5,340	5,340,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	09/01/27	5,770	5,770,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	6,135	6,135,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	480	480,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/23	4,755	4,755,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,615	3,615,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	70,400	70,400,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	9,000	9,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.05%	12/01/32	3,706	3,706,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,000	1,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	28,305	28,305,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	04/01/26	3,725	3,725,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,170	1,170,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/42	300	300,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	3,345	3,345,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	08/01/29	$1,200	$1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,090	12,090,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/35	3,915	3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	12/01/27	9,600	9,600,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,894	4,894,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(f)	0.02%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	10/01/33	1,250	1,250,000
Tarrant (County of), Texas Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,475	4,475,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	6,470	6,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	16,510	16,510,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	400	400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)	0.07%	04/01/42	2,450	2,450,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/38	1,800	1,800,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.04%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,330	3,330,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/27	9,625	9,625,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	90	90,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	$22,400	$22,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	9,105	9,105,000
				1,073,477,000

Other Variable Rate Demand Notes–0.05%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.04%	09/15/24	8,520	8,520,000
Total Variable Rate Demand Notes (Cost $1,081,997,000)				1,081,997,000

Other Bonds & Notes–4.00%
Commonwealth Bank of Australia, Sr. Unsec. Notes(b)(c)(d)	1.09%	09/18/15	41,000	41,016,241
New York Life Global Funding, Sec. Notes(b)(c)	0.35%	08/05/16	73,000	73,000,070
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.40%	09/21/16	235,000	235,000,000
Unsec. Medium-Term Notes(b)	0.40%	09/19/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.53%	09/06/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $724,016,311)				724,016,311
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.14% (Cost $13,972,240,644)				13,972,240,644

			Repurchase Amount
Repurchase Agreements–22.82%(g)
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $100,000,417 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Government Sponsored Agency obligations valued at $102,000,000; 1.25%-6.00%, 10/02/19-04/20/62)	0.15%	09/01/15	100,000,417	100,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $200,000,778 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0%-4.63%, 11/12/15-08/15/43)	0.14%	09/01/15	200,000,778	200,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $250,000,833 (collateralized by U.S. Treasury obligations valued at $255,000,007; 0.25%-6.88%, 01/15/21-08/15/25)	0.12%	09/01/15	250,000,833	250,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities valued at $346,921,106; 0.03%-99.99%, 10/25/18-09/25/45)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/25/15, maturing value of $200,007,778 (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities and Foreign Corporate obligations valued at $204,456,021; 0%-7.00%, 04/25/17-09/25/55)(d)(i)	0.20%	09/01/15	200,007,778	200,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $90,000,750 (collateralized by Domestic and Foreign Corporate obligations valued at $99,000,870; 3.88%-10.00%, 02/15/16-03/01/33)(d)	0.30%	09/01/15	90,000,750	90,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, aggregate maturing value of $300,001,167 (collateralized by Domestic Agency Mortgage-backed securities valued at $306,001,678; 1.96%-4.00%, 08/01/26-10/01/42)	0.14%	09/01/15	300,001,167	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $418,000,000 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $459,800,000; 0%-27.00%, 05/25/23-11/25/57)(i)	0.47%	10/23/15	418,316,519	418,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $350,176,944 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic Non-Agency Mortgage-backed securities, U.S. Government Sponsored Agency obligations and Domestic and Foreign Corporate obligations valued at $377,862,585; 0%-14.00%, 09/27/15-08/15/96)	0.52%	10/05/15	350,176,944	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(i)	0.10%	10/27/15	$50,012,778	$50,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,000; 0%-10.20%, 09/15/15-11/15/53)(d)(i)	0.26%	09/02/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/16/15, maturing value of $150,091,000 (collateralized by Domestic and Foreign Corporate obligations valued at $157,500,000; 0%-9.88%, 01/11/16-12/15/66)(d)(i)	0.24%	09/15/15	150,091,000	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/06/15, maturing value of $150,103,500 (collateralized by Domestic Agency Mortgage-backed securities and Foreign Corporate obligations valued at $153,000,000; 0%-7.71%, 04/10/18-03/20/65)(d)(i)	0.27%	10/06/15	150,103,500	150,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	291,458,675	291,457,623
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	225,000,750	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $550,002,292 (collateralized by Domestic Agency Mortgage-backed securities valued at $561,000,000; 0.50%-8.50%, 01/25/18-08/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $600,002,500 (collateralized by Domestic Agency Mortgage-backed securities valued at $612,000,001; 3.50%, 06/01/45-07/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/04/15, maturing value of $115,143,750 (collateralized by Domestic Mortgage-backed securities, Domestic and Foreign Corporate obligations, U.S. Government Sponsored Agency obligations and Foreign and Domestic Certificates of Deposit valued at $120,188,336; 0%-9.38%, 11/06/15-02/12/51)	0.50%	09/02/15	115,143,750	115,000,000
Total Repurchase Agreements (Cost $4,134,457,623)				4,134,457,623
TOTAL INVESTMENTS(j)(k)–99.96% (Cost $18,106,698,267)				18,106,698,267
OTHER ASSETS LESS LIABILITIES–0.04%				7,517,263
NET ASSETS–100.00%				$18,114,215,530

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds

Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $5,970,798,789, which represented 32.96% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 12.9%; France: 9.4%; Japan: 6.8%; Australia: 6.4%; other countries less than 5% each: 26.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.57%
BNY Mellon Ltd.	0.07%	09/01/15	$133,000	$133,000,000
China Construction Bank Corp.(a)	0.20%	09/01/15	10,000	10,000,000
China Construction Bank Corp.(a)	0.20%	09/08/15	20,000	20,000,000
Credit Agricole Corporate & Investment Bank S.A.(a)	0.07%	09/01/15	133,000	133,000,000
Credit Industriel et Commercial(a)	0.15%	09/01/15	30,000	30,000,000
Credit Industriel et Commercial(a)	0.15%	09/02/15	50,000	50,000,000
Industrial & Commercial Bank of China Ltd.(a)	0.19%	09/02/15	12,000	12,000,000
KBC Bank N.V.(a)	0.15%	09/01/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/04/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/11/15	30,000	30,000,000
Norinchukin Bank (The)(a)	0.23%	10/13/15	30,000	30,000,000
Skandinaviska Enskilda Banken AB(a)	0.07%	09/01/15	133,000	133,000,000
Standard Chartered Bank(a)	0.07%	09/01/15	132,696	132,696,329
Sumitomo Mitsui Banking Corp.(a)	0.18%	09/01/15	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.06%	09/01/15	133,000	133,000,000
Swedbank AB(a)	0.14%	09/01/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.28%	09/01/15	10,000	10,000,000
Total Certificates of Deposit (Cost $1,031,696,329)				1,031,696,329

Commercial Paper–35.69%(c)
Asset-Backed Securities — Consumer Receivables–1.68%
Barton Capital LLC(b)(d)	0.26%	11/18/15	20,000	20,000,000
Barton Capital LLC(b)(d)	0.26%	12/01/15	25,000	25,000,000
				45,000,000

Asset-Backed Securities — Fully Supported–0.94%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(b)(d)	0.32%	10/08/15	25,000	25,002,335

Asset-Backed Securities — Fully Supported Bank–17.94%
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(a)(b)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.25%	10/08/15	50,000	49,987,153
Concord Minutemen Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/05/15	20,000	19,995,278
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/07/15	10,000	9,997,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	09/15/15	75,000	74,993,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.24%	10/19/15	25,000	24,992,000
Lexington Parker Capital Co. LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	79,000	78,999,122
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)	0.23%	10/02/15	10,000	9,998,019
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	25,000	24,999,722
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.23%	10/01/15	20,000	19,996,167
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.15%	09/01/15	50,000	50,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.19%	09/21/15	31,000	30,996,728
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.21%	09/21/15	25,000	24,997,083
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	10/01/15	10,000	9,998,250
				479,939,647

Asset-Backed Securities — Multi–Purpose–2.62%
Versailles Commercial Paper LLC(b)(d)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(d)	0.27%	10/28/15	50,000	50,000,000
				70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.39%
Toyota Motor Credit Corp.(a)	0.21%	10/09/15	$64,000	$63,985,813

Diversified Banks–2.24%
BNP Paribas S.A.(a)	0.25%	10/26/15	50,000	49,980,903
DBS Bank Ltd.(a)(d)	0.25%	10/23/15	10,000	9,996,389
				59,977,292

Industrial Conglomerates–2.80%
Danaher Corp.(d)	0.27%	10/05/15	75,000	74,980,875

Regional Banks–3.21%
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/04/15	26,000	25,999,567
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/18/15	60,000	59,994,333
				85,993,900

Specialized Finance–1.87%
Caisse des Depots et Consignations(a)(d)	0.19%	09/04/15	50,000	49,999,208
Total Commercial Paper (Cost $954,879,070)				954,879,070

Variable Rate Demand Notes–6.10%(e)
Credit Enhanced–6.10%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	2,130	2,130,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.03%	10/01/25	1,235	1,235,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	500	500,000
Derry (Township of) Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	25,715	25,715,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,450	1,450,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	10,360	10,360,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	0.15%	04/01/47	51,400	51,400,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	1,700	1,700,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.(f)	0.03%	06/01/35	5,120	5,120,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(a)(f)	0.40%	11/01/49	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	$1,600	$1,600,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	5,200	5,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	2,215	2,215,000
Total Variable Rate Demand Notes (Cost $163,080,000)				163,080,000

U.S. Government Sponsored Agency Securities–0.98%
Overseas Private Investment Corp. (OPIC)–0.98%
Unsec. Gtd. VRD COP Bonds(e)	0.15%	05/15/30	12,220	12,220,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/15/22	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/20/22	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $26,220,000)				26,220,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.34% (Cost $2,175,875,399)				2,175,875,399

			Repurchase Amount
Repurchase Agreements–18.65%(g)
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $10,000,083 (collateralized by Domestic Corporate obligations valued at $10,842,246; 1.95%-6.00%, 03/15/18-09/01/40)(a)	0.30%	09/01/15	10,000,083	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $55,041,647 (collateralized by Domestic Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $60,500,000; 0%-6.42%, 01/26/36-05/25/54)(h)	0.47%	10/23/15	55,041,647	55,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/28/15, maturing value of $25,019,583 (collateralized by a Domestic Non-Agency Mortgage-backed security valued at $27,500,001; 3.44%, 09/25/57)(h)	0.47%	10/27/15	25,019,583	25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $20,010,111 (collateralized by a Foreign Non-Agency Asset-backed security valued at $22,000,000; 0.49%, 09/10/46)(h)	0.52%	10/05/15	20,010,111	20,000,000
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(h)	0.10%	10/27/15	100,025,556	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,000; 0%-10.20%, 09/09/16-05/15/46)(a)(h)	0.26%	09/02/15	75,048,750	75,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	49,017,058	49,016,881
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	75,000,250	75,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/28/15, maturing value of $90,058,000 (collateralized by a U.S. Government Sponsored Agency obligation valued at $91,800,000; 1.85%, 05/29/20)(h)	0.40%	09/24/15	90,058,000	90,000,000
Total Repurchase Agreements (Cost $499,016,881)				499,016,881
TOTAL INVESTMENTS(i)(j)–99.99% (Cost $2,674,892,280)				2,674,892,280
OTHER ASSETS LESS LIABILITIES–0.01%				308,085
NET ASSETS–100.00%				$2,675,200,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 15.3%; Japan: 14.8%; Switzerland: 10.9%; United Kingdom: 10.8%; other countries less than 5% each: 15.7%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $833,562,182, which represented 31.16% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.56%
U.S. Treasury Bills–11.62%(a)
U.S. Treasury Bills	0.09%	09/17/15	$100,000	$99,995,889
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,997,222
U.S. Treasury Bills	0.13%	11/12/15	150,000	149,960,150
U.S. Treasury Bills	0.11%	12/31/15	150,000	149,944,542
U.S. Treasury Bills	0.13%	01/21/16	200,000	199,899,810
U.S. Treasury Bills	0.16%	02/04/16	100,000	99,932,833
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,870,000
U.S. Treasury Bills	0.23%	04/28/16	150,000	149,778,500
U.S. Treasury Bills	0.24%	04/28/16	150,000	149,767,500
U.S. Treasury Bills	0.23%	05/26/16	50,000	49,914,389
U.S. Treasury Bills	0.25%	05/26/16	200,000	199,627,778
U.S. Treasury Bills	0.26%	05/26/16	250,000	249,525,417
U.S. Treasury Bills	0.28%	06/23/16	75,000	74,830,416
U.S. Treasury Bills	0.29%	06/23/16	75,000	74,827,025
				1,847,871,471

U.S. Treasury Notes–20.94%
U.S. Treasury Floating Rate Notes(b)	0.12%	07/31/16	250,000	249,999,998
U.S. Treasury Floating Rate Notes(b)	0.10%	10/31/16	150,000	149,955,673
U.S. Treasury Floating Rate Notes(b)	0.13%	01/31/17	700,000	700,012,934
U.S. Treasury Floating Rate Notes(b)	0.13%	07/31/17	350,000	349,999,030
U.S. Treasury Notes	0.25%	09/15/15	350,000	350,015,947
U.S. Treasury Notes	0.25%	10/15/15	300,000	300,021,936
U.S. Treasury Notes	0.25%	10/31/15	85,000	85,009,871
U.S. Treasury Notes	1.25%	10/31/15	150,000	150,262,500
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,277,815
U.S. Treasury Notes	0.38%	01/31/16	245,000	245,230,421
U.S. Treasury Notes	0.38%	02/15/16	350,000	350,373,872
U.S. Treasury Notes	9.25%	02/15/16	48,000	49,980,628
U.S. Treasury Notes	0.25%	02/29/16	200,000	200,082,070
U.S. Treasury Notes	2.13%	02/29/16	50,000	50,491,396
				3,331,714,091
Total U.S. Treasury Securities (Cost $5,179,585,562)				5,179,585,562
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.56% (Cost $5,179,585,562)				5,179,585,562

			Repurchase Amount
Repurchase Agreements–67.43%(c)
Bank of Montreal, Term agreement dated 07/17/15, maturing value of $300,067,500 (collateralized by U.S. Treasury obligations valued at $306,000,056; 0.63%-8.00%, 06/30/17-05/15/45)(d)	0.09%	10/15/15	300,067,500	300,000,000
Bank of Montreal, Term agreement dated 07/22/15, maturing value of $100,020,750 (collateralized by U.S. Treasury obligations valued at $102,000,099; 0.25%-8.75%, 11/30/15-02/15/43)(d)	0.09%	10/14/15	100,020,750	100,000,000
Bank of Montreal, Term agreement dated 07/29/15, maturing value of $500,106,250 (collateralized by U.S. Treasury obligations valued at $510,000,082; 0.50%-8.00%, 09/30/16-08/15/40)(d)	0.09%	10/23/15	500,106,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 08/19/15, maturing value of $250,048,611 (collateralized by U.S. Treasury obligations valued at $255,000,084; 0.88%-8.00%, 02/28/17-05/15/25)(d)	0.14%	10/08/15	$250,048,611	$250,000,000
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $200,000,722 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-9.25%, 10/31/15-08/15/39)	0.13%	09/01/15	200,000,722	200,000,000
BMO Capital Markets Corp., Term agreement dated 05/27/15, maturing value of $250,068,750 (collateralized by U.S. Treasury obligations valued at $255,000,079; 0.38%-8.75%, 11/15/15-08/15/40)(d)	0.10%	09/04/15	250,068,750	250,000,000
BNP Paribas Securities Corp., Agreement dated 08/31/15, maturing value of $750,002,500 (collateralized by U.S. Treasury obligations valued at $765,000,054; 0%-8.75%, 09/15/15-11/15/41)	0.12%	09/01/15	750,002,500	750,000,000
BNP Paribas Securities Corp., Term agreement dated 08/12/15, maturing value of $600,045,000 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-8.75%, 03/31/16-01/15/26)(d)	0.09%	09/18/15	600,045,000	600,000,000
CIBC World Markets Corp., Agreement dated 08/31/15, maturing value of $100,000,333 (collateralized by U.S. Treasury obligations valued at $102,004,823; 0.38%-3.63%, 04/30/16-08/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Citigroup Global Markets Inc., Term agreement dated 08/12/15, maturing value of $500,058,333 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-4.75%, 02/15/16-05/15/45)(d)	0.12%	09/16/15	500,058,333	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.13%-3.63%, 01/31/20-04/15/20)	0.12%	09/01/15	500,001,667	500,000,000
Goldman, Sachs & Co., Term agreement dated 08/25/15, maturing value of $1,200,082,667 (collateralized by U.S. Treasury obligations valued at $1,224,000,015; 0%-7.50%, 09/15/15-05/15/43)(d)	0.08%	09/25/15	1,200,082,667	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $250,000,764 (collateralized by U.S. Treasury obligations valued at $255,001,182; 0.63%-3.00%, 06/30/17-11/15/44)	0.11%	09/01/15	250,000,764	250,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/15, maturing value of $700,012,250 (collateralized by U.S. Treasury obligations valued at $714,002,393; 0.13%-2.00%, 01/15/16-01/15/21)(d)	0.09%	09/02/15	700,012,250	700,000,000
ING Financial Markets, LLC, Term agreement dated 08/25/15, maturing value of $300,005,250 (collateralized by U.S. Treasury obligations valued at $306,000,180; 1.38%-1.75%, 02/28/19-05/15/23)(d)	0.09%	09/01/15	300,005,250	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/15, maturing value of $350,001,167 (collateralized by U.S. Treasury obligations valued at $357,000,040; 1.63%-5.38%, 03/31/19-02/15/31)	0.12%	09/01/15	350,001,167	350,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $600,009,333 (collateralized by U.S. Treasury obligations valued at $612,000,001; 1.75%-2.25%, 03/31/21-02/15/25)(d)	0.08%	09/02/15	600,009,333	600,000,000
Mitsubishi UFJ Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.50%, 04/15/16-02/15/45)	0.12%	09/01/15	500,001,667	500,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	176,780,914	176,780,276
Societe Generale, Term agreement dated 08/12/15, maturing value of $250,027,500 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.13%-8.75%, 02/15/18-02/15/45)(d)	0.12%	09/14/15	250,027,500	250,000,000
Societe Generale, Term agreement dated 08/17/15, maturing value of $500,055,972 (collateralized by U.S. Treasury obligations valued at $510,000,020; 0.75%-2.50%, 10/15/17-02/15/45)(d)	0.13%	09/17/15	500,055,972	500,000,000
Societe Generale, Term agreement dated 08/20/15, maturing value of $500,053,333 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.13%-8.88%, 08/15/17-02/15/41)(d)	0.12%	09/21/15	500,053,333	500,000,000
Societe Gienerale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(d)	0.10%	09/08/15	300,039,167	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	$100,000,333	$100,000,000
Wells Fargo Securities, LLC, Agreement dated 08/31/15, maturing value of $175,000,632 (collateralized by U.S. Treasury obligations valued at $178,500,076; 1.38%, 02/29/20)	0.13%	09/01/15	175,000,632	175,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	200,000,722	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/17/15, maturing value of $225,041,250 (collateralized by U.S. Treasury obligations valued at $229,500,037; 2.00%-2.63%, 11/15/20-08/31/21)(d)	0.11%	09/15/15	225,041,250	225,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/04/15, maturing value of $350,068,833 (collateralized by U.S. Treasury obligations valued at $357,000,001; 0%-3.13%, 09/03/15-02/15/43)(d)	0.12%	10/02/15	350,068,833	350,000,000
Total Repurchase Agreements (Cost $10,726,780,276)				10,726,780,276
TOTAL INVESTMENTS(e)–99.99% (Cost $15,906,365,838)				15,906,365,838
OTHER ASSETS LESS LIABILITIES–0.01%				1,972,400
NET ASSETS–100.00%				$15,908,338,238

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–58.44%
Federal Farm Credit Bank (FFCB)–12.80%
Disc. Notes(a)	0.20%	01/22/16	$15,000	$14,988,381
Disc. Notes(a)	0.22%	02/11/16	50,000	49,950,194
Unsec. Bonds(b)	0.15%	10/08/15	85,000	84,999,550
Unsec. Bonds(b)	0.15%	11/02/15	75,000	74,999,048
Unsec. Bonds(b)	0.16%	12/09/15	175,000	174,995,100
Unsec. Bonds(b)	0.16%	12/09/15	50,000	50,000,000
Unsec. Bonds(b)	0.17%	01/25/16	19,800	19,800,832
Unsec. Bonds(b)	0.17%	04/21/16	33,000	32,999,025
Unsec. Bonds(b)	0.17%	05/05/16	145,000	144,995,220
Unsec. Bonds(b)	0.16%	10/03/16	30,000	30,003,474
Unsec. Bonds(b)	0.22%	10/11/16	32,100	32,122,745
Unsec. Bonds(b)	0.25%	01/17/17	14,789	14,807,627
Unsec. Bonds(b)	0.23%	07/25/17	35,600	35,632,580
				760,293,776

Federal Home Loan Bank (FHLB)–24.52%
Unsec. Bonds(b)	0.15%	05/18/16	70,000	70,000,000
Unsec. Bonds(b)	0.15%	07/22/16	150,000	150,000,000
Unsec. Disc. Notes(a)	0.02%	09/01/15	11,708	11,708,356
Unsec. Disc. Notes(a)	0.03%	09/02/15	10,000	9,999,992
Unsec. Disc. Notes(a)	0.15%	09/18/15	4,000	3,999,712
Unsec. Disc. Notes(a)	0.15%	10/21/15	100,000	99,979,167
Unsec. Disc. Notes(a)	0.10%	11/09/15	350,000	349,936,271
Unsec. Disc. Notes(a)	0.19%	11/16/15	10,000	9,995,989
Unsec. Disc. Notes(a)	0.16%	11/20/15	5,000	4,998,278
Unsec. Disc. Notes(a)	0.11%	11/25/15	39,700	39,690,158
Unsec. Disc. Notes(a)	0.16%	12/02/15	60,000	59,976,233
Unsec. Disc. Notes(a)	0.16%	12/04/15	35,000	34,985,378
Unsec. Disc. Notes(a)	0.17%	01/06/16	98,000	97,942,956
Unsec. Disc. Notes(a)	0.22%	01/20/16	8,100	8,093,179
Unsec. Disc. Notes(a)	0.21%	01/26/16	10,000	9,991,425
Unsec. Disc. Notes(a)	0.18%	01/27/16	54,000	53,960,040
Unsec. Disc. Notes(a)	0.20%	01/27/16	7,435	7,428,887
Unsec. Disc. Notes(a)	0.18%	02/03/16	45,770	45,735,513
Unsec. Disc. Notes(a)	0.22%	02/03/16	38,650	38,613,987
Unsec. Disc. Notes(a)	0.19%	02/12/16	100,000	99,913,444
Unsec. Disc. Notes(a)	0.23%	02/19/16	15,206	15,189,387
Unsec. Disc. Notes(a)	0.23%	02/26/16	49,293	49,236,943
Unsec. Disc. Notes(a)	0.24%	03/02/16	11,234	11,220,294
Unsec. Global Bonds(b)	0.17%	09/08/15	75,000	74,999,782
Unsec. Global Bonds(b)	0.16%	10/14/15	18,500	18,500,067
Unsec. Global Bonds(b)	0.15%	08/18/16	80,000	79,996,110
				1,456,091,548

Federal Home Loan Mortgage Corp. (FHLMC)–8.24%
Unsec. Disc. Notes(a)	0.15%	09/11/15	10,000	9,999,583
Unsec. Disc. Notes(a)	0.14%	09/21/15	24,938	24,936,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.15%	10/02/15	$55,000	$54,993,133
Unsec. Disc. Notes(a)	0.14%	10/09/15	20,000	19,997,044
Unsec. Disc. Notes(a)	0.14%	11/06/15	25,000	24,993,583
Unsec. Disc. Notes(a)	0.16%	11/16/15	6,000	5,998,037
Unsec. Disc. Notes(a)	0.16%	11/23/15	5,000	4,998,213
Unsec. Disc. Notes(a)	0.15%	12/14/15	20,000	19,991,622
Unsec. Disc. Notes(a)	0.19%	01/21/16	7,500	7,494,527
Unsec. Disc. Notes(a)	0.20%	01/22/16	25,000	24,980,139
Unsec. Disc. Notes(a)	0.18%	01/29/16	28,493	28,471,631
Unsec. Disc. Notes(a)	0.19%	01/29/16	110,700	110,612,363
Unsec. Disc. Notes(a)	0.20%	01/29/16	7,023	7,017,294
Unsec. Disc. Notes(a)	0.20%	02/01/16	7,090	7,083,974
Unsec. Disc. Notes(a)	0.19%	02/19/16	50,000	49,954,875
Unsec. Disc. Notes(a)	0.21%	03/16/16	42,800	42,750,816
Unsec. Global Notes(b)	0.16%	02/18/16	35,000	34,997,514
Unsec. Global Notes(b)	0.20%	01/13/17	10,000	10,006,303
				489,276,711

Federal National Mortgage Association (FNMA)–9.71%
Unsec. Disc. Notes(a)	0.15%	09/16/15	49,250	49,246,922
Unsec. Disc. Notes(a)	0.14%	09/23/15	25,000	24,997,861
Unsec. Disc. Notes(a)	0.15%	09/23/15	22,581	22,578,964
Unsec. Disc. Notes(a)	0.14%	10/07/15	80,000	79,988,640
Unsec. Disc. Notes(a)	0.14%	10/14/15	29,100	29,095,134
Unsec. Disc. Notes(a)	0.14%	11/18/15	20,000	19,993,933
Unsec. Disc. Notes(a)	0.15%	12/01/15	15,800	15,794,009
Unsec. Disc. Notes(a)	0.20%	01/13/16	2,820	2,817,880
Unsec. Disc. Notes(a)	0.20%	01/19/16	10,000	9,992,417
Unsec. Disc. Notes(a)	0.20%	01/20/16	5,700	5,695,535
Unsec. Disc. Notes(a)	0.20%	01/21/16	10,000	9,992,111
Unsec. Disc. Notes(a)	0.19%	01/27/16	75,645	75,585,913
Unsec. Disc. Notes(a)	0.22%	02/03/16	15,000	14,985,792
Unsec. Disc. Notes(a)	0.23%	02/03/16	62,000	61,938,603
Unsec. Disc. Notes(a)	0.25%	02/10/16	70,000	69,921,250
Unsec. Disc. Notes(a)	0.21%	03/01/16	27,100	27,071,229
Unsec. Disc. Notes(a)	0.22%	03/07/16	15,000	14,982,767
Unsec. Disc. Notes(a)	0.23%	03/14/16	42,250	42,197,363
				576,876,323

Overseas Private Investment Corp. (OPIC)–3.17%
Gtd. VRD COP Bonds(c)	0.16%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	51,000	51,000,000
Gtd. VRD COP Bonds(c)	0.16%	11/15/28	100,000	100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,470,538,358)				3,470,538,358

U.S. Treasury Securities–1.77%
U.S. Treasury Notes(b) (Cost $105,005,426)	0.13%	07/31/17	105,000	105,005,426
TOTAL INVESTMENTS (excluding Repurchase Agreements)–60.21% (Cost $3,575,543,784)				3,575,543,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–39.79%(d)
BMO Capital Markets Corp., Joint agreement dated 08/31/15, aggregate maturing value of $200,000,667 (collateralized by U.S. Government Sponsored Agency obligations valued at $204,000,745; 0%-6.75%, 09/10/15-11/15/38)	0.12%	09/01/15	$100,000,334	$100,000,000
Citigroup Global Markets Inc., Joint agreement dated 08/31/15, aggregate maturing value of $250,000,903 (collateralized by U.S. Government Sponsored Agency obligations valued at $255,000,340; 0%-6.25%, 01/20/16-07/15/36)	0.13%	09/01/15	150,000,542	150,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/12/15, aggregate maturing value of $250,031,597 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $255,000,000; 0%-8.25%, 09/14/15-04/01/56)(e)	0.13%	09/16/15	200,025,278	200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,806 (collateralized by U.S. Treasury obligation valued at $510,000,083; 0.13%, 04/15/17)	0.13%	09/01/15	500,001,806	500,000,000
ING Financial Markets, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $150,000,542 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $153,001,075; 0.88%-3.50%, 02/22/17-05/15/25)	0.13%	09/01/15	100,000,361	100,000,000
ING Financial Markets, LLC, Joint term agreement dated 08/04/15, aggregate maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,004,162; 1.75%-3.75%, 05/15/23-11/15/43)(e)	0.12%	09/03/15	180,018,000	180,000,000
ING Financial Markets, LLC, Term agreement dated 08/27/15, maturing value of $200,003,111 (collateralized by U.S. Treasury obligations valued at $204,002,003; 2.50%-2.75%, 11/15/23-05/15/24)(e)	0.08%	09/03/15	200,003,111	200,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint term agreement dated 08/26/15, aggregate maturing value of $350,006,125 (collateralized by U.S. Government Sponsored Agency obligations valued at $357,000,592; 0%-3.50%, 01/04/16-03/14/33)(e)	0.09%	09/02/15	300,005,250	300,000,000
Societe Generale, Term agreement dated 07/22/15, maturing value of $200,040,000 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $204,000,082; 0%-2.64%, 01/31/17-01/15/26)(e)	0.10%	10/02/15	200,040,000	200,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	62,479,264	62,479,038
Societe Generale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(e)	0.10%	09/08/15	200,026,111	200,000,000
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	70,958,756	70,958,500
Total Repurchase Agreements (Cost $2,363,437,538)				2,363,437,538
TOTAL INVESTMENTS(f)–100.00% (Cost $5,938,981,322)				5,938,981,322
OTHER ASSETS LESS LIABILITIES–0.00%				87,552
NET ASSETS–100.00%				$5,939,068,874

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–83.08%
Federal Farm Credit Bank (FFCB)–36.12%
Disc. Notes(a)	0.01%	09/01/15	$10,000	$10,000,000
Disc. Notes(a)	0.06%	09/02/15	5,000	4,999,992
Disc. Notes(a)	0.06%	09/21/15	10,788	10,787,640
Disc. Notes(a)	0.16%	12/03/15	5,000	4,997,933
Disc. Notes(a)	0.21%	01/14/16	1,648	1,646,733
Disc. Notes(a)	0.23%	02/12/16	5,000	4,994,875
Disc. Notes(a)	0.23%	03/24/16	5,000	4,993,594
Unsec. Bonds	4.88%	12/16/15	1,000	1,013,499
Unsec. Bonds	2.35%	12/22/15	1,090	1,097,091
Unsec. Bonds	3.75%	01/29/16	1,000	1,014,326
Unsec. Bonds(b)	0.19%	02/10/16	2,706	2,706,129
Unsec. Bonds(b)	0.21%	04/06/16	8,000	8,001,969
Unsec. Bonds(b)	0.27%	04/20/16	4,820	4,822,810
Unsec. Bonds(b)	0.17%	05/05/16	5,000	4,999,835
Unsec. Bonds(b)	0.17%	05/06/16	4,275	4,274,794
				70,351,220

Federal Home Loan Bank (FHLB)–44.39%
Unsec. Disc. Notes(a)	0.02%	09/01/15	3,292	3,291,644
Unsec. Disc. Notes(a)	0.06%	09/02/15	1,725	1,724,997
Unsec. Disc. Notes(a)	0.07%	09/02/15	5,000	4,999,991
Unsec. Disc. Notes(a)	0.07%	09/08/15	1,000	999,986
Unsec. Disc. Notes(a)	0.06%	09/09/15	5,000	4,999,939
Unsec. Disc. Notes(a)	0.07%	09/11/15	2,850	2,849,945
Unsec. Disc. Notes(a)	0.06%	09/15/15	5,200	5,199,879
Unsec. Disc. Notes(a)	0.06%	09/18/15	35,056	35,055,061
Unsec. Disc. Notes(a)	0.06%	09/21/15	12,129	12,128,596
Unsec. Disc. Notes(a)	0.08%	09/23/15	5,217	5,216,761
Unsec. Disc. Notes(a)	0.07%	09/24/15	5,000	4,999,776
Unsec. Disc. Notes(a)	0.16%	11/12/15	5,000	4,998,450
				86,465,025

Tennessee Valley Authority (TVA)–2.57%
Sr. Unsec. Disc. Notes(a)	0.07%	09/08/15	5,000	4,999,932
Total U.S. Government Sponsored Agency Securities (Cost $161,816,177)				161,816,177

U.S. Treasury Securities–16.68%
U.S. Treasury Bills–8.98%(a)
U.S. Treasury Bills	0.15%	09/17/15	7,500	7,499,500
U.S. Treasury Bills	0.18%	12/31/15	5,000	4,997,059
U.S. Treasury Bills	0.14%	01/28/16	5,000	4,997,061
				17,493,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–7.70%
U.S. Treasury Notes	0.25%	10/31/15	$5,000	$5,000,529
U.S. Treasury Notes	0.25%	11/30/15	5,000	5,001,760
U.S. Treasury Notes	0.38%	01/31/16	5,000	5,005,316
				15,007,605
Total U.S. Treasury Securities (Cost $32,501,225)				32,501,225
TOTAL INVESTMENTS(c)–99.76% (Cost $194,317,402)				194,317,402
OTHER ASSETS LESS LIABILITIES–0.24%				466,017
NET ASSETS–100.00%				$194,783,419

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.50%
Alabama–5.39%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	$12,000	$12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	04/01/28	10,000	10,000,000
				32,000,000

Arizona–1.17%
Salt River Project Agricultural Improvement and Power District ; Series 2009 B, Electric System RB	4.00%	01/01/16	2,150	2,177,099
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/37	4,750	4,750,000
				6,927,099

California–4.08%
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/16	16,700	16,700,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/16	7,450	7,523,296
				24,223,296

Colorado–4.58%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/34	2,000	2,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/24	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.14%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.13%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,695	3,695,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,210,000

Delaware–0.93%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/36	2,850	2,850,000
				5,545,000

District of Columbia–0.30%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	01/01/29	1,777	1,777,000

Florida–4.85%
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)(a)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.04%	11/15/35	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(d)(e)(f)	0.04%	04/01/17	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	11/01/36	2,400	2,400,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/32	13,815	13,815,000
				28,790,000

Georgia–0.87%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/16	1,000	1,027,960
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/20	1,000	1,000,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/16	1,375	1,428,440
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/20	1,700	1,700,000
				5,156,400

Illinois–6.49%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.10%	10/01/17	600	600,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)	0.02%	06/01/40	2,245	2,245,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.09%	09/01/24	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.11%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/29	1,170	1,170,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	02/15/33	2,355	2,355,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.09%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/34	1,200	1,200,000
				38,545,000

Indiana–2.96%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	7,450	7,450,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.01%	05/15/38	1,150	1,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Northwest Allen School Building Corp.; Series 2014, Ref. & Improvement First Mortgage RB	4.00%	01/15/16	$1,370	$1,389,494
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/19	680	680,000
				17,569,494

Iowa–0.34%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kansas–1.63%
Olathe (City of); Series 226, Improvement Unlimited Tax GO Bonds	5.00%	10/01/15	850	853,299
Wichita (City of);
Series 272, Unlimited Tax GO Temporary Notes	1.00%	10/15/15	4,350	4,354,515
Series 272, Unlimited Tax GO Temporary Notes	2.00%	04/15/16	4,400	4,447,833
				9,655,647

Kentucky–4.12%
Boyle (County of) (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	06/01/37	8,800	8,800,000
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	326,489
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,812,894
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	8,005	8,005,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,530	4,530,000
				24,474,383

Louisiana–0.19%
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/16	1,110	1,144,179

Maryland–3.90%
Baltimore (City of) (Mayor & City Council); Series 2013 B, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	10/15/15	1,000	1,005,878
Baltimore (County of); Series 2010 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	11/01/15	1,125	1,133,941
Maryland (State of) (State & Local Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/16	925	946,925
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/41	7,885	7,885,000
Prince George’s (County of); Series 2011 B, Ref. Consolidate Public Improvement Limited Tax GO Bonds	5.00%	09/15/15	1,900	1,903,546
				23,135,290

Massachusetts–1.60%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/38	4,585	4,585,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,935	4,935,000
				9,520,000

Michigan–2.79%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	5,890	5,890,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/31	5,405	5,405,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	$5,280	$5,280,000
				16,575,000

Minnesota–2.56%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	04/01/37	3,235	3,235,000
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/25	300	300,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	5,520	5,520,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	790,000
				15,215,000

Missouri–5.21%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	4,900	4,900,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	15,400	15,400,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/27	9,170	9,170,000
				30,930,000

New Hampshire–0.61%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	3,625	3,625,000

New York–5.44%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	8,200	8,200,000
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	9,600	9,600,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(a)	0.01%	11/01/41	6,200	6,200,000
				32,330,000

North Carolina–4.61%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/37	9,300	9,300,000
Durham (County of); Series 2010 A, Ref. Unlimited Tax GO Bonds	5.00%	11/01/15	800	806,392
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/16	860	889,710
Guilford (County of);
Series 2009 A, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	1,850	1,886,783
Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/16	2,350	2,405,829
Mecklenburg (County of);
Series 2005 C, Unlimited Tax GO Bonds	5.00%	02/01/16	1,125	1,147,297
Series 2008 B, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	850	866,917
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/17	2,335	2,335,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	3,560	3,560,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Raleigh (City of);
Series 2006 A, Combined Enterprise System RB	5.00%	03/01/16	$1,150	$1,177,572
Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/16	2,950	3,032,485
				27,407,985

Ohio–4.38%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,700	1,700,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	01/01/37	9,000	9,000,000
Cuyahoga (County of); Series 2012 A, Ref. Capital Improvement Limited Tax GO Bonds	3.00%	12/01/15	1,350	1,359,410
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.04%	12/01/21	7,525	7,525,000
Franklin (County of) (OhioHealth Corp.); Series 2011 C, Ref. Floating Rate Hospital Facilities RB(g)(h)	0.06%	06/01/16	2,900	2,900,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,510	3,510,000
				25,994,410

Oklahoma–0.15%
Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/16	900	903,642

Oregon–1.10%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	06/01/37	6,550	6,550,000

Pennsylvania–3.24%
Fayette (County of) Hospital Facilities Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	09/01/18	1,420	1,420,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/30	785	785,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/28	3,920	3,920,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	08/15/31	2,990	2,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	2,650	2,650,000
				19,225,000

South Carolina–0.08%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	490	490,000

Tennessee–1.28%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	07/15/36	7,575	7,575,000

Texas–6.57%
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/16	1,260	1,290,430
Collin (County of); Series 2015, Ref. Unlimited Tax GO Road Bonds	2.00%	02/15/16	5,105	5,146,402
Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	02/15/16	800	817,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (City of);
Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/16	$1,550	$1,583,674
Series 2012, Ref. Limited Tax GO Bonds	4.00%	02/15/16	1,950	1,983,256
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/16	2,200	2,216,955
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/16	1,020	1,036,921
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/50	3,500	3,500,000
Tarrant County Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant Regional Water District;
Series 2012 A, Ref. & Improvement Water Control RB	5.00%	03/01/16	3,500	3,583,227
Series 2012, Ref. & Improvement Water RB	5.00%	03/01/16	1,130	1,156,650
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	1,500	1,500,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/16	1,970	2,001,294
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,380	11,380,000
				39,046,146

Utah–1.85%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	09/01/32	11,000	11,000,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/38	11,705	11,705,000

Virginia–6.02%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/47	24,100	24,100,000
Fairfax (County of); Series 2013 A, Public Improvement Unlimited Tax Go Bonds	4.00%	10/01/15	770	772,413
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Redevelopment & Housing Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/30	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	12/01/19	400	400,000
				35,772,413

Washington–3.09%
Spokane (County of); Series 2011, Ref. Limited Tax GO Bonds	5.00%	12/01/15	1,730	1,750,691
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/43	6,000	6,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				18,330,691

West Virginia–0.81%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	4,800	4,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–4.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	10/01/42	$2,410	$2,410,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	08/15/34	4,800	4,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/37	9,095	9,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	05/01/30	7,545	7,545,000
				25,805,000
TOTAL INVESTMENTS(i)(j)–99.50% (Cost $590,953,075)				590,953,075
OTHER ASSETS LESS LIABILITIES–0.50%				2,964,833
NET ASSETS–100.00%				$593,917,908

Investment Abbreviations:

BHAC	– Bershire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 7.8%; other countries less than 5% each: 13.3%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $11,792,000, which represented 1.99% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Principal and/or interest payments are secured by the bound insurance company listed.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	7.3%
Wells Fargo Bank, N.A.	7.1
Federal National Mortgage Association	7.0
TD Bank, N.A.	6.9
U.S. Bank, N.A.	6.9
Federal Home Loan Mortgage Corp.	6.9
JPMorgan Chase Bank, N.A.	6.8
Northern Trust Co.	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$13,972,240,644	$2,175,875,399	$5,179,585,562	$3,575,543,784	$194,317,402	$590,953,075
Repurchase agreements, at value and cost	4,134,457,623	499,016,881	10,726,780,276	2,363,437,538	—	—
Total investments, at value and cost	18,106,698,267	2,674,892,280	15,906,365,838	5,938,981,322	194,317,402	590,953,075
Cash	—	—	—	—	504,166	571,947
Receivable for:
Investments sold	7,576,143	350,000	—	—	—	2,735,006
Interest	2,619,624	175,698	2,728,879	248,057	30,823	704,351
Fund expenses absorbed	291,288	259,652	1,058,340	570,531	12,273	72,680
Investment for trustee deferred compensation and retirement plans	3,348,401	960,550	1,973,124	893,431	122,855	342,088
Other assets	35,221	156,425	54,593	247,732	21,726	67,939
Total assets	18,120,568,944	2,676,794,605	15,912,180,774	5,940,941,073	195,009,245	595,447,086

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	1,048,793
Dividends	1,744,731	164,289	268,573	209,270	4,631	5,133
Accrued fees to affiliates	477,492	259,339	1,092,099	576,126	45,108	43,890
Accrued trustees’ and officer’s fees and benefits	42,047	7,748	31,175	14,004	3,829	3,902
Accrued operating expenses	89,364	34,613	84,737	—	30,966	27,054
Trustee deferred compensation and retirement plans	3,999,780	1,128,251	2,365,952	1,072,799	141,292	400,406
Total liabilities	6,353,414	1,594,240	3,842,536	1,872,199	225,826	1,529,178
Net assets applicable to shares outstanding	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

Net assets consist of:
Shares of beneficial interest	$18,111,670,795	$2,674,327,187	$15,908,422,009	$5,938,978,534	$194,810,910	$594,067,664
Undistributed net investment income	2,468,855	872,234	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	75,880	944	(62,497)	116,517	(18,445)	(44,801)
	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$15,974,125,875	$1,764,661,802	$7,850,083,884	$4,219,859,559	$105,550,474	$456,026,976
Private Investment Class	$283,476,166	$162,216,094	$461,131,133	$422,563,920	$5,984,129	$30,469,392
Personal Investment Class	$115,409,525	$117,573,235	$162,054,299	$37,167,875	$1,955,267	$3,623,759
Cash Management Class	$458,001,430	$483,595,041	$5,304,331,193	$222,852,784	$45,026,265	$51,017,729
Reserve Class	$156,215,892	$50,400,453	$35,604,084	$307,528,639	$5,875,967	$21,774,598
Resource Class	$72,685,807	$19,710,320	$324,480,435	$97,907,489	$2,371,907	$4,526,466
Corporate Class	$1,054,300,835	$77,043,420	$1,770,653,210	$631,188,608	$28,019,410	$26,478,988

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,971,876,468	1,764,653,525	7,849,769,272	4,219,715,207	105,542,132	455,997,383
Private Investment Class	283,434,406	162,215,304	461,111,138	422,549,208	5,983,300	30,467,302
Personal Investment Class	115,392,804	117,572,679	162,047,524	37,166,600	1,955,011	3,623,525
Cash Management Class	457,942,326	483,592,854	5,304,100,562	222,842,230	45,020,316	51,014,417
Reserve Class	156,193,914	50,400,202	35,602,695	307,517,844	5,875,100	21,773,143
Resource Class	72,675,318	19,710,227	324,466,582	97,904,306	2,371,594	4,526,175
Corporate Class	1,054,155,056	77,043,036	1,770,575,066	631,169,848	28,010,030	26,477,274
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$43,873,621	$4,784,782	$13,530,040	$5,711,935	$163,966	$489,717

Expenses:
Advisory fees	29,658,191	4,285,409	25,312,289	5,443,544	410,375	1,562,079
Administrative services fees	1,073,164	551,402	986,246	643,306	50,000	180,889
Custodian fees	133,057	26,605	107,064	2,061	6,613	7,107
Distribution fees:
Private Investment Class	1,563,478	745,974	2,467,964	1,912,238	53,717	154,350
Personal Investment Class	1,032,465	892,926	1,143,100	307,756	23,067	23,378
Cash Management Class	530,042	457,941	6,890,829	640,444	31,209	60,143
Reserve Class	1,466,620	230,896	785,905	3,171,604	17,728	266,151
Resource Class	243,809	51,845	685,988	239,311	7,483	11,057
Corporate Class	290,756	25,994	463,834	119,381	8,695	9,198
Transfer agent fees	1,728,297	257,125	1,518,737	489,919	18,375	59,044
Trustees’ and officers’ fees and benefits	417,761	93,166	317,742	125,493	24,974	41,553
Registration and filing fees	107,223	93,127	101,274	117,542	75,611	78,992
Professional services fees	192,580	63,407	170,115	3,715	45,941	48,529
Other	474,738	128,358	366,321	8,254	47,670	50,894
Total expenses	38,912,181	7,904,175	41,317,408	13,224,568	821,458	2,553,364
Less: Fees waived	(9,907,954)	(5,712,884)	(31,107,783)	(9,254,473)	(809,664)	(2,384,497)
Net expenses	29,004,227	2,191,291	10,209,625	3,970,095	11,794	168,867
Net investment income	14,869,394	2,593,491	3,320,415	1,741,840	152,172	320,850

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	164,146	944	(62,497)	116,517	5,675	17,500
Net increase in net assets resulting from operations	$15,033,540	$2,594,435	$3,257,918	$1,858,357	$157,847	$338,350

*	Includes net gains from securities sold to affiliates of $354 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2015 and 2014

	Liquid Assets Portfolio		STIC Prime Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$14,869,394	$12,803,743	$2,593,491	$2,193,860
Net realized gain	164,146	63,379	944	1,229
Net increase in net assets resulting from operations	15,033,540	12,867,122	2,594,435	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(14,147,500)	(12,173,578)	(1,854,672)	(1,525,734)
Private Investment Class	(30,767)	(59,123)	(132,350)	(128,606)
Personal Investment Class	(13,561)	(25,537)	(110,282)	(76,487)
Cash Management Class	(77,398)	(135,722)	(376,417)	(320,316)
Reserve Class	(14,433)	(25,611)	(18,513)	(16,998)
Resource Class	(12,035)	(15,843)	(20,138)	(43,810)
Corporate Class	(573,700)	(368,329)	(81,119)	(81,909)
Total distributions from net investment income	(14,869,394)	(12,803,743)	(2,593,491)	(2,193,860)

Share transactions–net:
Institutional Class	(2,640,861,091)	(67,247,031)	(148,752,146)	(99,103,915)
Private Investment Class	(61,736,842)	(24,844,066)	10,083,327	(14,479,604)
Personal Investment Class	(65,018,703)	24,398,104	(40,437,932)	59,098,398
Cash Management Class	(226,421,761)	(59,852,006)	29,823,610	2,580,751
Reserve Class	(23,801,101)	4,184,305	34,768,990	(623,024)
Resource Class	(62,863,904)	66,736,972	(12,328,636)	5,028,181
Corporate Class	383,540,344	(825,819,584)	17,489,399	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	(2,697,163,058)	(882,443,306)	(109,353,388)	(56,467,256)
Net increase (decrease) in net assets	(2,696,998,912)	(882,379,927)	(109,352,444)	(56,466,027)

Net assets:
Beginning of year	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of year*	$18,114,215,530	$20,811,214,442	$2,675,200,365	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,234	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Treasury Portfolio		Government & Agency Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$3,320,415	$2,729,391	$1,741,840	$1,247,013
Net realized gain (loss)	(62,497)	32,718	116,517	—
Net increase in net assets resulting from operations	3,257,918	2,762,109	1,858,357	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(1,478,709)	(1,082,321)	(1,159,579)	(753,997)
Private Investment Class	(102,223)	(79,068)	(126,468)	(72,161)
Personal Investment Class	(29,788)	(19,074)	(12,667)	(8,365)
Cash Management Class	(1,317,452)	(1,172,594)	(167,941)	(179,138)
Reserve Class	(11,073)	(18,855)	(108,700)	(55,996)
Resource Class	(68,891)	(55,606)	(38,869)	(23,566)
Corporate Class	(312,279)	(301,873)	(127,616)	(153,790)
Total distributions from net investment income	(3,320,415)	(2,729,391)	(1,741,840)	(1,247,013)

Share transactions–net:
Institutional Class	369,868,233	58,765,206	891,380,297	(1,111,110,237)
Private Investment Class	(63,444,289)	(58,439,851)	75,509,267	(11,338,446)
Personal Investment Class	(350,960)	30,524,234	(3,981,249)	(7,551,337)
Cash Management Class	(2,293,402,486)	1,370,912,651	(247,006,196)	(165,138,879)
Reserve Class	(151,761,502)	81,136,489	(3,594,120)	21,944,465
Resource Class	(49,445,822)	45,530,106	(6,672,798)	(39,758,492)
Corporate Class	346,906,945	(1,413,383,229)	(28,642,460)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(1,841,629,881)	115,045,606	676,992,741	(1,488,674,936)
Net increase (decrease) in net assets	(1,841,692,378)	115,078,324	677,109,258	(1,488,674,936)

Net assets:
Beginning of year	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of year*	$15,908,338,238	$17,750,030,616	$5,939,068,874	$5,261,959,616
* Includes accumulated undistributed net investment income	$(21,274)	$56,734	$(26,177)	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$152,172	$135,470	$320,850	$345,391
Net realized gain (loss)	5,675	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	157,847	111,349	338,350	361,268

Distributions to shareholders from net investment income:
Institutional Class	(109,398)	(81,011)	(243,361)	(241,289)
Private Investment Class	(5,768)	(8,257)	(14,944)	(17,356)
Personal Investment Class	(2,191)	(1,572)	(1,433)	(1,785)
Cash Management Class	(25,467)	(26,162)	(29,656)	(45,564)
Reserve Class	(1,334)	(413)	(13,465)	(13,233)
Resource Class	(3,530)	(1,791)	(2,416)	(3,510)
Corporate Class	(4,484)	(16,264)	(15,575)	(22,654)
Total distributions from net investment income	(152,172)	(135,470)	(320,850)	(345,391)

Share transactions–net:
Institutional Class	(22,147,472)	(616,846,807)	(68,021,232)	7,856,398
Private Investment Class	(9,595,904)	(4,455,605)	(3,807,802)	(18,170,589)
Personal Investment Class	(1,843,611)	(2,396,213)	(98,681)	(1,058,536)
Cash Management Class	(3,080,076)	16,549,522	(9,705,701)	(47,204,841)
Reserve Class	5,171,160	(591,737)	(5,865,164)	(5,165,485)
Resource Class	(1,336,302)	(1,482,686)	(989,440)	(2,779,701)
Corporate Class	(22,499,992)	50,500,004	(5,044,078)	71,486
Net increase (decrease) in net assets resulting from share transactions	(55,332,197)	(558,723,522)	(93,532,098)	(66,451,268)
Net increase (decrease) in net assets	(55,326,522)	(558,747,643)	(93,514,598)	(66,435,391)

Net assets:
Beginning of year	250,109,941	808,857,584	687,432,506	753,867,897
End of year*	$194,783,419	$250,109,941	$593,917,908	$687,432,506
* Includes accumulated undistributed net investment income	$(9,046)	$(1,690)	$(104,955)	$(88,667)

Notes to Financial Statements

August 31, 2015

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

42                         Short-Term Investments Trust

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

43                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term.

44                         Short-Term Investments Trust

For the year ended August 31, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,910,905	$—
STIC Prime Portfolio	1,442,717	1,865,694
Treasury Portfolio	5,143,480	13,526,682
Government & Agency Portfolio	—	2,863,738
Government TaxAdvantage Portfolio	410,375	257,390
Tax-Free Cash Reserve Portfolio	362,285	1,497,935

Voluntary fee waivers for the year ended August 31, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$716,898	$661,407	$89,718	$1,170,992	$160,650	N/A
STIC Prime Portfolio	447,391	654,640	365,818	200,857	41,424	$25,865
Treasury Portfolio	1,480,778	838,273	5,512,663	683,737	548,791	463,834
Government & Agency Portfolio	1,147,343	225,688	512,355	2,759,296	191,449	119,381
Government TaxAdvantage Portfolio	26,859	16,916	24,967	15,423	5,986	8,695
Tax-Free Cash Reserve Portfolio	77,175	17,143	48,114	231,552	8,845	9,198

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$625,391	$275,324	$106,008	$190,661	N/A	N/A
STIC Prime Portfolio	298,390	238,114	91,588	30,017	$10,369	N/A
Treasury Portfolio	987,186	304,827	1,378,166	102,168	137,198	N/A
Government & Agency Portfolio	764,895	82,068	128,089	412,309	47,862	N/A
Government TaxAdvantage Portfolio	26,858	6,151	6,242	2,305	1,497	N/A
Tax-Free Cash Reserve Portfolio	77,175	6,234	12,029	34,600	2,212	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$896,284,266	$988,974,720	$354
STIC Prime Portfolio	—	12,620,070	—
Tax-Free Cash Reserve Portfolio	843,903,483	761,328,978	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2015 and 2014:

	2015	2014
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$14,869,394	$12,803,743
STIC Prime Portfolio	2,593,491	2,193,860
Treasury Portfolio	3,320,415	2,729,391
Government & Agency Portfolio	1,741,840	1,247,013
Government TaxAdvantage Portfolio	152,172	135,470
Tax-Free Cash Reserve Portfolio	320,850	345,391

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,700,175	$531	$(4,155,971)	$—	$18,111,670,795	$18,114,215,530
STIC Prime Portfolio	2,038,293	—	(1,165,115)	—	2,674,327,187	2,675,200,365
Treasury Portfolio	2,440,443	—	(2,461,717)	(62,497)	15,908,422,009	15,908,338,238
Government & Agency Portfolio	1,207,121	—	(1,116,781)	—	5,938,978,534	5,939,068,874
Government TaxAdvantage Portfolio	135,559	—	(144,605)	(18,445)	194,810,910	194,783,419
Tax-Free Cash Reserve Portfolio	307,996	—	(412,951)	(44,801)	594,067,664	593,917,908

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2015, which expire as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2015 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$—	$—	$—
STIC Prime Portfolio	(76,484)	—	76,484
Treasury Portfolio	(78,008)	(32,718)	110,726
Government & Agency Portfolio	(66,268)	—	66,268
Government TaxAdvantage Portfolio	(7,356)	—	7,356
Tax-Free Cash Reserve Portfolio	(16,288)	—	16,288

47                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	285,396,098,619	$285,396,098,619	298,168,481,912	$298,168,481,912
Private Investment Class	1,434,632,883	1,434,632,883	1,862,580,534	1,862,580,534
Personal Investment Class	538,543,116	538,543,116	684,245,247	684,245,247
Cash Management Class	4,326,518,141	4,326,518,141	5,350,296,060	5,350,296,060
Reserve Class	1,016,989,736	1,016,989,736	1,297,208,097	1,297,208,097
Resource Class	459,622,836	459,622,836	600,648,639	600,648,639
Corporate Class	5,521,655,244	5,521,655,244	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	3,973,048	3,973,048	3,946,761	3,946,761
Private Investment Class	8,279	8,279	15,991	15,991
Personal Investment Class	11,639	11,639	22,313	22,313
Cash Management Class	31,257	31,257	69,866	69,866
Reserve Class	14,378	14,378	27,238	27,238
Resource Class	12,396	12,396	15,457	15,457
Corporate Class	225,681	225,681	165,898	165,898

Reacquired:
Institutional Class	(288,040,932,758)	(288,040,932,758)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(1,496,378,004)	(1,496,378,004)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(603,573,458)	(603,573,458)	(659,869,456)	(659,869,456)
Cash Management	(4,552,971,159)	(4,552,971,159)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(1,040,805,215)	(1,040,805,215)	(1,293,051,030)	(1,293,051,030)
Resource Class	(522,499,136)	(522,499,136)	(533,927,124)	(533,927,124)
Corporate Class	(5,138,340,581)	(5,138,340,581)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	(2,697,163,058)	$(2,697,163,058)	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,941,737,037	$5,941,737,037	5,548,259,062	$5,548,259,062
Private Investment Class	1,211,080,589	1,211,080,589	1,296,968,970	1,296,968,970
Personal Investment Class	1,182,870,259	1,182,870,259	1,958,713,324	1,958,713,324
Cash Management Class	3,144,474,982	3,144,474,982	2,679,245,356	2,679,245,356
Reserve Class	210,463,689	210,463,689	74,531,956	74,531,956
Resource Class	64,359,363	64,359,363	120,676,878	120,676,878
Corporate Class	1,149,830,507	1,149,830,507	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	454,008	454,008	377,518	377,518
Private Investment Class	56,232	56,232	45,718	45,718
Personal Investment Class	68,043	68,043	51,142	51,142
Cash Management Class	71,815	71,815	49,157	49,157
Reserve Class	14,807	14,807	17,060	17,060
Resource Class	16,256	16,256	42,179	42,179
Corporate Class	71,730	71,730	68,237	68,237

Reacquired:
Institutional Class	(6,090,943,191)	(6,090,943,191)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(1,201,053,494)	(1,201,053,494)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(1,223,376,234)	(1,223,376,234)	(1,899,666,068)	(1,899,666,068)
Cash Management	(3,114,723,187)	(3,114,723,187)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(175,709,506)	(175,709,506)	(75,172,040)	(75,172,040)
Resource Class	(76,704,255)	(76,704,255)	(115,690,876)	(115,690,876)
Corporate Class	(1,132,412,838)	(1,132,412,838)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	(109,353,388)	$(109,353,388)	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,766,462,244	$16,766,462,244	16,186,538,309	$16,186,538,309
Private Investment Class	1,901,290,280	1,901,290,280	1,918,270,498	1,918,270,498
Personal Investment Class	1,101,975,367	1,101,975,367	1,159,663,689	1,159,663,689
Cash Management Class	26,793,251,842	26,793,251,842	43,232,395,125	43,232,395,125
Reserve Class	109,204,351	109,204,351	252,917,682	252,917,682
Resource Class	329,636,954	329,636,954	807,040,285	807,040,285
Corporate Class	18,168,487,688	18,168,487,688	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	922,038	922,038	798,429	798,429
Private Investment Class	15,296	15,296	16,415	16,415
Personal Investment Class	26,774	26,774	18,911	18,911
Cash Management Class	60,767	60,767	56,720	56,720
Reserve Class	7,169	7,169	8,788	8,788
Resource Class	8,488	8,488	15,472	15,472
Corporate Class	132,198	132,198	107,134	107,134

Reacquired:
Institutional Class	(16,397,516,049)	(16,397,516,049)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,964,749,865)	(1,964,749,865)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(1,102,353,101)	(1,102,353,101)	(1,129,158,366)	(1,129,158,366)
Cash Management	(29,086,715,095)	(29,086,715,095)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(260,973,022)	(260,973,022)	(171,789,981)	(171,789,981)
Resource Class	(379,091,264)	(379,091,264)	(761,525,651)	(761,525,651)
Corporate Class	(17,821,712,941)	(17,821,712,941)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(1,841,629,881)	$(1,841,629,881)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,416,050,435	$37,416,050,435	53,908,163,991	$53,908,163,991
Private Investment Class	2,115,905,376	2,115,905,376	1,364,107,784	1,364,107,784
Personal Investment Class	134,224,028	134,224,028	152,623,485	152,623,485
Cash Management Class	5,837,371,862	5,837,371,862	9,268,718,362	9,268,718,362
Reserve Class	699,303,942	699,303,942	782,967,584	782,967,584
Resource Class	1,554,415,700	1,554,415,700	1,221,553,304	1,221,553,304
Corporate Class	4,660,748,011	4,660,748,011	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	199,188	199,188	234,710	234,710
Private Investment Class	37,056	37,056	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	33,044	33,044	58,768	58,768
Reserve Class	67,656	67,656	32,853	32,853
Resource Class	13,926	13,926	10,562	10,562
Corporate Class	55,261	55,261	102,366	102,366

Reacquired:
Institutional Class	(36,524,869,326)	(36,524,869,326)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(2,040,433,165)	(2,040,433,165)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(138,205,283)	(138,205,283)	(160,174,869)	(160,174,869)
Cash Management	(6,084,411,102)	(6,084,411,102)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(702,965,718)	(702,965,718)	(761,055,972)	(761,055,972)
Resource Class	(1,561,102,424)	(1,561,102,424)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(4,689,445,732)	(4,689,445,732)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	676,992,741	$676,992,741	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	368,612,267	$368,612,267	1,045,403,499	$1,045,403,499
Private Investment Class	71,398,479	71,398,479	142,692,873	142,692,873
Personal Investment Class	8,341,042	8,341,042	8,462,127	8,462,127
Cash Management Class	87,930,861	87,930,861	106,245,801	106,245,801
Reserve Class	14,172,451	14,172,451	973,205	973,205
Resource Class	17,934,744	17,934,744	169	169
Corporate Class	187,300,005	187,300,005	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	84,605	84,605	75,437	75,437
Private Investment Class	3,065	3,065	6,138	6,138
Cash Management Class	24,731	24,731	26,434	26,434
Reserve Class	1,197	1,197	420	420
Resource Class	3,214	3,214	1,707	1,707
Corporate Class	4,203	4,203	15,798	15,798

Reacquired:
Institutional Class	(390,844,344)	(390,844,344)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(80,997,448)	(80,997,448)	(147,154,616)	(147,154,616)
Personal Investment Class	(10,184,653)	(10,184,653)	(10,858,340)	(10,858,340)
Cash Management	(91,035,668)	(91,035,668)	(89,722,713)	(89,722,713)
Reserve Class	(9,002,488)	(9,002,488)	(1,565,362)	(1,565,362)
Resource Class	(19,274,260)	(19,274,260)	(1,484,562)	(1,484,562)
Corporate Class	(209,804,200)	(209,804,200)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(55,332,197)	$(55,332,197)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,022,223,755	$1,022,223,755	1,155,647,434	$1,155,647,434
Private Investment Class	48,653,591	48,653,591	57,873,911	57,873,911
Personal Investment Class	5,529,842	5,529,842	4,026,135	4,026,135
Cash Management Class	85,609,129	85,609,129	116,900,434	116,900,434
Reserve Class	57,041,089	57,041,089	72,340,249	72,340,249
Resource Class	2,830,839	2,830,839	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	35,799	35,799	33,173	33,173
Private Investment Class	13,990	13,990	15,789	15,789
Personal Investment Class	651	651	602	602
Cash Management Class	13,598	13,598	22,852	22,852
Reserve Class	13,480	13,480	13,494	13,494
Resource Class	2,430	2,430	3,561	3,561
Corporate Class	15,648	15,648	21,937	21,937

Reacquired:
Institutional Class	(1,090,280,786)	(1,090,280,786)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(52,475,383)	(52,475,383)	(76,060,289)	(76,060,289)
Personal Investment Class	(5,629,174)	(5,629,174)	(5,085,273)	(5,085,273)
Cash Management	(95,328,428)	(95,328,428)	(164,128,127)	(164,128,127)
Reserve Class	(62,919,733)	(62,919,733)	(77,519,228)	(77,519,228)
Resource Class	(3,822,709)	(3,822,709)	(4,591,909)	(4,591,909)
Corporate Class	(5,059,726)	(5,059,726)	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	(93,532,098)	$(93,532,098)	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$156,216	0.21	%(c)	1.17	%(c)	0.01	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,015	0.19		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	175,832	0.24		1.17		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	97,224	0.27		1.18		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	90,227	0.27		1.17		0.02
STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	50,400	0.07	(c)	1.19	(c)	0.10	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,631	0.06		1.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	16,254	0.12		1.19		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	16,390	0.15		1.20		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	6,788	0.23		1.19		0.01
Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	35,604	0.06	(c)	1.17	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	187,372	0.04		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	106,232	0.09		1.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	25,206	0.08		1.18		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	148,671	0.12		1.18		0.02
Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	307,529	0.08	(c)	1.13	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	311,117	0.06		1.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	289,171	0.11		1.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	264,286	0.10		1.13		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	70,376	0.16		1.13		0.01
Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,876	0.00	(c)	1.33	(c)	0.08	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	704	0.02		1.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,296	0.06		1.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	1,351	0.07		1.22		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	874	0.11		1.26		0.03
Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	21,775	0.03	(c)	1.31	(c)	0.04	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	27,640	0.04		1.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	32,804	0.10		1.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	25,360	0.13		1.30		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	18,284	0.26		1.29		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $146,662, $23,090, $78,590, $317,160, $1,773 and $26,615 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Reserve Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Reserve Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Reserve Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2015

Houston, Texas

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Reserve Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/15)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.00	$1.16	$1,024.05	$1.17	0.23%
STIC Prime Portfolio	1,000.00	1,000.30	0.15	1,025.05	0.15	0.03
Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.00	1,025.56	0.00	0.00
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.00	1,025.26	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. The annualized expense ratios include an adjustment for an adviser expense reimbursement in excess of expenses for the period March 1, 2015 through August 31, 2015 of $59,037 and $33,867 for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively. The annualized expense ratios excluding this adjustment would have been (0.07)% and (0.01)% for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[3]	The actual expenses paid excluding the adjustments discussed above are $(0.35) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[4]	The hypothetical expenses paid excluding the adjustments discussed above are $(0.36) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

56                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Investment Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

57                         Short-Term Investments Trust

Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one and five year periods and above the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

58                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The

Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale

59                         Short-Term Investments Trust

through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether either Fund benefits from economies of scale through contractual breakpoints in such Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing any Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the each pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements.

60                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2015:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	43.56%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.21%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	14.72%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	32,718	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company; Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Chief Executive Officer, Invesco Canada Fund Inc (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association: and Chairman, Board of Governors, Western Golf Association;	144	Chairman of the Board of Trustees, Evans Scholars Foundation; and Chairman of the Board, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
		Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc..	N/A	N/A
Lisa O. Brinkley — 1959 Chief Compliance Officer	2004

Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A., Inc.); and Chief Compliance Officer, The Invesco Funds

Formerly: Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company.

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-7 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2015

Resource Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objectives and Strategies

5 Fund Composition by Maturity

7 Schedules of Investments

37 Financial Statements

42 Notes to Financial Statements

54 Financial Highlights

55 Auditor’s Report

56 Fund Expenses

57 Approval of Investment Advisory and Sub-Advisory Contracts

61 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2015. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Economic prospects for the US economy continued to improve over the last year and the US Federal Reserve (the Fed) maintained its zero interest rate policy which limited money market fund yields to near zero. Employment in the US continued its sixth year of improvement as the unemployment rate reached its lowest level since 2008[1], and US economic growth remained relatively stable at 2.7% for the year ended June 30, 2015.[2] These positive economic data convinced many that the need for rates near zero, initially implemented as an emergency accommodation in 2008, had diminished and the Fed may consider raising interest rates. However, a number of factors had kept the Fed at bay. These factors included stubbornly low US inflation and concerns about slower growth in emerging markets and China, and their potential impact on financial markets.

Since last year, some short-term yields have risen due to the belief the Fed might raise rates. For example, the 12 month US Treasury bill yielded 0.38% on August 31, 2015, up from 0.09% a year earlier.[3] Similarly, the three month US dollar Libor increased 9.5 basis points to 0.33% over the reporting period.[3] (A basis point is one one-hundredth of a percentage point.)

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. In April 2015, Invesco Global Liquidity did announce our intentions not to implement liquidity fees and redemption gates in our government money market funds when reform is fully implemented. Additionally, our government money market funds already comply with the new requirement that at least 99.5% of these funds be invested in cash, government securities and repurchase agreements backed by government securities.

We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies. Invesco Global Liquidity currently plans to offer a similar suite of solutions post reform.

Invesco Global Liquidity

For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: Bureau of Economic Analysis
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Resource Class data as of 8/31/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	17 - 41 days	17 days	65 days	$72.6 million
STIC Prime	9 - 18 days	11 days	13 days	19.7 million
Treasury	37 - 62 days	38 days	85 days	324.4 million
Government & Agency	31 - 53 days	44 days	95 days	97.9 million
Government TaxAdvantage	22 - 54 days	42 days	70 days	2.3 million
Tax-Free Cash Reserve	18 - 53 days	26 days	28 days	4.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that pay interest which is excluded from gross income for federal income tax purposes and do not produce income that will be considered an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/15
	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
	1-14, 17-19	1-13, 16-19	2, 7-11, 13, 15, 17, 19	2, 7-11, 13, 15, 17, 19	2, 7-11, 13, 17, 19	1-13, 17-19
1 - 7	42.2%	65.4%	63.7%	43.4%	12.9%	87.7%
8 - 30	11.6	12.8	4.6	3.5	48.8	0.3
31 - 60	19.3	21.8	4.1	6.5	0.0	1.2
61 - 90	1.4	0.0	2.4	9.0	5.1	0.3
91 - 180	16.0	0.0	8.5	23.4	19.3	4.3
181+	9.5	0.0	16.7	14.2	13.9	6.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
2	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
3	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
4	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
5	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
6	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

continued on page 6

5                         Short-Term Investments Trust

continued from page 5

13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
15	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
16	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
17	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
18	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.
19	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

6                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–35.54%(a)
Asset-Backed Securities — Consumer Receivables–4.85%
Barton Capital LLC(b)(c)	0.25%	11/02/15	$20,000	$20,000,000
Barton Capital LLC(b)(c)	0.25%	11/02/15	50,700	50,700,000
Barton Capital LLC(b)(c)	0.26%	12/01/15	25,000	25,000,000
Barton Capital LLC(b)(c)	0.26%	11/18/15	50,000	50,000,000
Barton Capital LLC(b)(c)	0.26%	12/04/15	25,000	25,000,000
Old Line Funding, LLC(c)	0.24%	10/01/15	182,000	181,963,600
Old Line Funding, LLC(b)(c)	0.37%	01/04/16	70,000	70,000,000
Old Line Funding, LLC(b)(c)	0.37%	01/12/16	150,000	150,000,000
Old Line Funding, LLC(b)(c)	0.40%	02/22/16	74,800	74,800,000
Thunder Bay Funding, LLC(c)	0.24%	10/01/15	61,700	61,687,660
Thunder Bay Funding, LLC(c)	0.27%	10/05/15	48,056	48,043,746
Thunder Bay Funding, LLC(c)	0.28%	10/13/15	64,500	64,478,930
Thunder Bay Funding, LLC(b)(c)	0.37%	01/04/16	56,900	56,900,000
				878,573,936

Asset-Backed Securities — Fully Supported–2.35%
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.28%	11/27/15	30,000	30,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.31%	01/07/16	50,000	50,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.32%	12/16/15	25,000	25,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.35%	02/05/16	40,000	40,000,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/09/15	49,600	49,597,685
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	150,000	149,952,000
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.24%	10/19/15	25,000	24,992,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.32%	10/08/15	57,000	57,005,323
				426,547,008

Asset-Backed Securities — Fully Supported Bank–8.79%
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/16/15	83,376	83,346,818
Albion Capital Corp. LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.28%	10/21/15	95,768	95,731,630
Atlantic Asset Securitization LLC (CEP–Credit Agricole & Investment Bank)(b)(c)(d)	0.25%	11/09/15	50,000	50,000,000
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(c)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(d)	0.25%	10/08/15	87,500	87,477,518
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.36%	12/14/15	134,800	134,800,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.37%	01/12/16	100,000	100,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.38%	02/10/16	87,500	87,500,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.28%	09/01/15	20,000	20,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/11/15	65,100	65,100,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/14/15	50,000	50,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.37%	01/08/16	96,400	96,400,000
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	60,000	59,985,833
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(c)(d)	0.25%	10/07/15	124,500	124,468,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/15/15	50,000	49,995,917
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.24%	10/19/15	20,000	19,993,600
Institutional Secured Funding LLC (Multi–CEP’s)(c)(d)	0.41%	10/05/15	25,000	24,990,320
Lexington Parker Capital Co., LLC (Multi–CEP’s)(c)(d)	0.25%	10/05/15	84,500	84,480,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.30%	10/14/15	$60,000	$59,978,500
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(d)	0.22%	10/02/15	24,000	23,995,453
Mountcliff Funding LLC (Multi–CEP’s)(c)(d)	0.23%	10/01/15	75,000	74,985,625
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	20,000	20,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	60,000	60,000,000
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.22%	10/07/15	20,000	19,995,600
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	09/09/15	50,000	49,997,667
				1,593,212,155

Asset-Backed Securities — Multi-Purpose–3.07%
CAFCO, LLC(c)	0.20%	09/10/15	35,000	34,998,250
Chariot Funding, LLC(c)	0.30%	10/07/15	54,400	54,383,680
Chariot Funding, LLC(c)	0.30%	10/15/15	52,500	52,480,750
Chariot Funding, LLC(c)	0.30%	10/16/15	25,000	24,990,625
Chariot Funding, LLC(c)	0.32%	11/18/15	38,000	37,973,653
CHARTA, LLC(c)	0.20%	09/10/15	44,400	44,397,780
CHARTA, LLC(c)	0.20%	09/21/15	21,500	21,497,611
CRC Funding, LLC(c)	0.20%	09/10/15	65,000	64,996,750
Jupiter Securitization Co. LLC(c)	0.30%	10/13/15	30,000	29,989,500
Jupiter Securitization Co. LLC(c)	0.30%	10/15/15	20,000	19,992,667
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/01/15	35,000	35,000,000
Nieuw Amsterdam Receivables Corp.(c)(d)	0.20%	09/02/15	65,000	64,999,639
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	50,000	50,000,000
				555,700,905

Diversified Banks–10.71%
BNP Paribas S.A.(d)	0.25%	09/14/15	65,000	64,994,132
Commonwealth Bank of Australia(c)(d)	0.21%	09/28/15	50,095	50,087,110
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/20/16	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/13/16	20,000	19,998,406
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/26/16	40,000	39,986,641
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/19/16	46,000	45,997,048
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/07/16	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.36%	03/04/16	28,000	28,000,000
DBS Bank Ltd.(c)(d)	0.20%	09/02/15	56,200	56,199,688
DBS Bank Ltd.(c)(d)	0.21%	09/18/15	70,000	69,993,058
DBS Bank Ltd.(c)(d)	0.21%	09/21/15	57,400	57,393,303
DBS Bank Ltd.(c)(d)	0.22%	09/24/15	40,300	40,294,336
DBS Bank Ltd.(c)(d)	0.25%	10/23/15	67,900	67,875,480
ING (US) Funding LLC(d)	0.22%	09/14/15	60,000	59,995,233
ING (US) Funding LLC(d)	0.27%	09/18/15	73,700	73,690,603
J.P. Morgan Securities LLC(b)	0.38%	01/19/16	50,000	50,000,000
Mizuho Bank Ltd.(c)(d)	0.29%	10/15/15	60,000	59,979,100
Mizuho Bank Ltd.(c)(d)	0.30%	10/27/15	60,000	59,972,000
National Australia Bank Ltd.(c)(d)	0.22%	10/01/15	56,300	56,289,913
National Australia Bank Ltd.(b)(c)(d)	0.34%	01/29/16	104,750	104,750,000
Nordea Bank AB(c)(d)	0.26%	10/23/15	150,000	149,944,028
Nordea Bank AB(c)(d)	0.35%	01/05/16	66,800	66,718,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/09/15	$69,600	$69,596,752
Standard Chartered Bank(c)(d)	0.28%	09/03/15	49,000	48,999,238
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.20%	09/28/15	54,300	54,291,855
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.21%	09/18/15	50,000	49,995,042
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.22%	09/17/15	84,300	84,291,757
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/16/15	127,300	127,252,263
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/19/15	54,400	54,378,240
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/22/15	48,000	47,979,600
United Overseas Bank Ltd.(c)(d)	0.32%	11/17/15	55,800	55,761,808
Westpac Banking Corp.(b)(c)(d)	0.34%	02/08/16	35,500	35,500,000
				1,940,204,804

Industrial Conglomerates–1.29%
Danaher Corp.(c)	0.27%	10/05/15	233,000	232,940,585

Regional Banks–2.49%
ASB Finance Ltd.(c)(d)	0.29%	10/01/15	46,150	46,139,039
BNZ International Funding Ltd.(c)(d)	0.26%	09/16/15	55,400	55,393,998
BNZ International Funding Ltd.(c)(d)	0.26%	09/21/15	48,900	48,892,937
BNZ International Funding Ltd.(c)(d)	0.27%	09/08/15	55,300	55,297,151
Macquarie Bank Ltd.(c)(d)	0.28%	10/09/15	50,000	49,985,222
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/22/16	50,000	50,000,000
Macquarie Bank Ltd.(b)(c)(d)	0.41%	01/20/16	90,000	90,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.27%	09/01/15	54,600	54,600,000
				450,308,347

Soft Drinks–0.13%
Coca-Cola Co. (The)(c)	0.21%	10/08/15	24,000	23,994,820

Specialized Finance–1.86%
CDP Financial Inc.(c)(d)	0.20%	09/02/15	20,000	19,999,889
CDP Financial Inc.(c)(d)	0.20%	09/15/15	35,000	34,997,278
Nederlandse Waterschapsbank N.V.(c)(d)	0.24%	09/04/15	150,000	149,997,000
Nederlandse Waterschapsbank N.V.(c)(d)	0.27%	11/09/15	56,600	56,570,709
Nederlandse Waterschapsbank N.V.(c)(d)	0.35%	01/04/16	75,100	75,008,733
				336,573,609
Total Commercial Paper (Cost $6,438,056,169)				6,438,056,169

Certificates of Deposit–31.62%
Bank of Montreal(d)	0.21%	09/10/15	6,900	6,900,000
Bank of Montreal(d)	0.22%	09/15/15	74,500	74,500,000
Bank of Montreal(b)(d)	0.29%	12/11/15	55,900	55,900,000
Bank of Montreal(b)(d)	0.36%	01/20/16	60,000	60,000,000
Bank of Montreal(b)(d)	0.42%	09/09/16	200,000	200,000,000
Bank of Nova Scotia(b)(d)	0.33%	03/09/16	56,000	56,000,000
Bank of Nova Scotia(b)(d)	0.36%	02/22/16	40,000	40,000,000
Bank of Nova Scotia(b)(d)	0.43%	09/29/16	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.47%	09/09/16	100,000	100,000,000
Bank of Nova Scotia(b)(d)	0.53%	02/10/16	25,000	25,013,834
Bank of Scotland(d)	0.07%	09/01/15	75,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	09/08/15	40,000	40,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Canadian Imperial Bank of Commerce(b)(d)	0.34%	01/08/16	$54,500	$54,500,000
China Construction Bank Corp.(d)	0.19%	09/08/15	50,000	50,000,000
China Construction Bank Corp.(d)	0.20%	09/01/15	57,900	57,900,000
Credit Agricole Corporate & Investment Bank(d)	0.07%	09/01/15	150,000	150,000,000
Credit Industriel et Commercial(d)	0.15%	09/01/15	162,000	162,000,000
Credit Industriel et Commercial(d)	0.15%	09/02/15	260,000	260,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(d)	0.28%	09/02/15	50,000	50,000,000
DZ Bank AG Deutsche Zentral-Genossenschafts Bank(d)	0.31%	10/06/15	50,000	50,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/01/15	63,000	63,000,000
HSBC Bank USA N.A.(b)(d)	0.33%	12/11/15	65,100	65,100,000
HSBC Bank USA N.A.(b)(d)	0.34%	12/18/15	65,000	65,000,000
Industrial & Commercial Bank of China Ltd.(d)	0.19%	09/02/15	79,300	79,300,000
KBC Bank N.V.(d)	0.15%	09/01/15	314,500	314,500,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/21/15	65,000	65,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/22/15	80,000	80,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.39%	02/05/16	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.40%	01/27/16	56,600	56,600,000
Mizuho Bank Ltd.(d)	0.27%	09/22/15	52,000	52,000,000
Natixis(d)	0.07%	09/01/15	811,658	811,657,702
Nordea Bank Finland PLC(d)	0.21%	09/01/15	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.25%	10/23/15	51,500	51,499,628
Norinchukin Bank (The)(d)	0.20%	09/11/15	20,000	20,000,000
Norinchukin Bank (The)(d)	0.26%	09/14/15	65,100	65,100,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/08/15	55,000	55,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	10/05/15	49,200	49,200,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.23%	10/02/15	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.24%	09/18/15	60,000	60,000,000
Rabobank Nederland(d)	0.24%	09/17/15	65,100	65,100,000
Rabobank Nederland(b)(d)	0.33%	02/04/16	80,000	80,000,000
Royal Bank of Canada(b)(d)	0.35%	02/08/16	54,500	54,500,000
Royal Bank of Canada(b)(d)	0.40%	09/02/16	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.07%	09/01/15	194,000	194,000,000
Standard Chartered Bank(d)	0.07%	09/01/15	100,000	100,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	70,000	70,000,000
Standard Chartered Bank(b)(d)	0.36%	01/15/16	50,000	50,000,000
Standard Chartered Bank(b)(d)	0.37%	12/17/15	170,500	170,500,000
Sumitomo Mitsui Banking Corp.(d)	0.26%	09/08/15	112,000	112,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.26%	09/16/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	30,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	75,000	75,000,000
Svenska Handelsbanken AB(d)	0.06%	09/01/15	194,000	194,000,000
Swedbank AB(d)	0.14%	09/01/15	157,300	157,300,000
Toronto-Dominion Bank (The)(b)(d)	0.35%	01/20/16	45,000	45,000,000
Toronto-Dominion Bank (The)(b)(d)	0.45%	08/17/16	30,000	30,000,000
Wells Fargo Bank, N.A.(b)	0.34%	01/12/16	35,000	35,000,000
Westpac Banking Corp.(d)	0.20%	09/09/15	100,000	100,000,000
Total Certificates of Deposit (Cost $5,728,171,164)				5,728,171,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–5.98%(e)
Credit Enhanced–5.93%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$515	$515,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	09/01/19	3,635	3,635,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	1,000	1,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	25,085	25,085,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/39	22,515	22,515,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/35	5,465	5,465,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.12%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.01%	07/01/41	41,800	41,800,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Corp.)(d)(f)	0.01%	12/01/16	600	600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.) (f)	0.17%	07/01/38	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	22,410	22,410,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	6,645	6,645,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(c)(f)	0.10%	03/01/33	2,250	2,250,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/37	19,250	19,250,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/37	16,000	16,000,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	24,275	24,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	6,565	6,565,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.03%	03/01/34	6,500	6,500,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/19	490	490,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	25,880	25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/25	6,440	6,440,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	$2,900	$2,900,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	925	925,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,140	12,140,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/37	3,200	3,200,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/34	585	585,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/37	12,380	12,380,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.04%	11/15/35	2,690	2,690,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	9,810	9,810,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(d)(f)	0.10%	08/01/27	710	710,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.02%	06/01/27	8,500	8,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/25	4,300	4,300,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.02%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.02%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	780	780,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	750	750,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/35	4,645	4,645,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	06/01/29	1,320	1,320,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.11%	06/01/17	670	670,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.02%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	02/15/33	8,270	8,270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	01/01/37	3,500	3,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(f)	0.09%	05/01/36	$4,605	$4,605,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/29	500	500,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(f)	0.01%	06/01/34	3,000	3,000,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.04%	05/01/42	2,525	2,525,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.01%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	10,700	10,700,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/37	5,600	5,600,000
Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.01%	05/15/38	12,850	12,850,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	07/01/30	5,090	5,090,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.03%	09/01/21	725	725,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/39	11,100	11,100,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	03/01/38	14,550	14,550,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/28	3,000	3,000,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/26	3,765	3,765,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.03%	04/15/30	2,700	2,700,000
Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/37	6,900	6,900,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	07/01/27	1,300	1,300,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/32	4,305	4,305,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/33	3,535	3,535,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.19%	03/01/39	2,100	2,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	04/01/37	7,600	7,600,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	30,100	30,100,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,800	4,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/01/33	11,500	11,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.02%	08/15/31	$1,000	$1,000,000
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.03%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	2,500	2,500,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.01%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.01%	11/01/41	5,500	5,500,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.01%	05/15/41	28,100	28,100,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	04/01/32	5,340	5,340,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	09/01/27	5,770	5,770,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	6,135	6,135,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	480	480,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/23	4,755	4,755,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.02%	09/01/36	3,615	3,615,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	70,400	70,400,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	9,000	9,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.05%	12/01/32	3,706	3,706,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.04%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,000	1,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	05/01/32	28,305	28,305,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	04/01/26	3,725	3,725,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,170	1,170,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/42	300	300,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.02%	06/15/31	3,345	3,345,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	08/01/29	$1,200	$1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	06/01/41	12,090	12,090,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/35	3,915	3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	12/01/27	9,600	9,600,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,894	4,894,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(f)	0.02%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	10/01/33	1,250	1,250,000
Tarrant (County of), Texas Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.04%	09/15/36	4,475	4,475,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.02%	05/01/42	6,470	6,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/33	16,510	16,510,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/41	12,215	12,215,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.01%	08/01/25	400	400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)	0.07%	04/01/42	2,450	2,450,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/38	1,800	1,800,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.04%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.04%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.04%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.02%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,330	3,330,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/27	9,625	9,625,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/38	90	90,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	08/15/34	$22,400	$22,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	9,105	9,105,000
				1,073,477,000

Other Variable Rate Demand Notes–0.05%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.04%	09/15/24	8,520	8,520,000
Total Variable Rate Demand Notes (Cost $1,081,997,000)				1,081,997,000

Other Bonds & Notes–4.00%
Commonwealth Bank of Australia, Sr. Unsec. Notes(b)(c)(d)	1.09%	09/18/15	41,000	41,016,241
New York Life Global Funding, Sec. Notes(b)(c)	0.35%	08/05/16	73,000	73,000,070
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(b)	0.40%	09/21/16	235,000	235,000,000
Unsec. Medium-Term Notes(b)	0.40%	09/19/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.53%	09/06/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $724,016,311)				724,016,311
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.14% (Cost $13,972,240,644)				13,972,240,644

			Repurchase Amount
Repurchase Agreements–22.82%(g)
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $100,000,417 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Government Sponsored Agency obligations valued at $102,000,000; 1.25%-6.00%, 10/02/19-04/20/62)	0.15%	09/01/15	100,000,417	100,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $200,000,778 (collateralized by Domestic Agency Mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0%-4.63%, 11/12/15-08/15/43)	0.14%	09/01/15	200,000,778	200,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 08/31/15, maturing value of $250,000,833 (collateralized by U.S. Treasury obligations valued at $255,000,007; 0.25%-6.88%, 01/15/21-08/15/25)	0.12%	09/01/15	250,000,833	250,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities valued at $346,921,106; 0.03%-99.99%, 10/25/18-09/25/45)(d)(h)	0.57%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/25/15, maturing value of $200,007,778 (collateralized by Domestic Agency and Non-Agency Mortgage-backed securities and Foreign Corporate obligations valued at $204,456,021; 0%-7.00%, 04/25/17-09/25/55)(d)(i)	0.20%	09/01/15	200,007,778	200,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $90,000,750 (collateralized by Domestic and Foreign Corporate obligations valued at $99,000,870; 3.88%-10.00%, 02/15/16-03/01/33)(d)	0.30%	09/01/15	90,000,750	90,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, aggregate maturing value of $300,001,167 (collateralized by Domestic Agency Mortgage-backed securities valued at $306,001,678; 1.96%-4.00%, 08/01/26-10/01/42)	0.14%	09/01/15	300,001,167	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $418,000,000 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $459,800,000; 0%-27.00%, 05/25/23-11/25/57)(i)	0.47%	10/23/15	418,316,519	418,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $350,176,944 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic Non-Agency Mortgage-backed securities, U.S. Government Sponsored Agency obligations and Domestic and Foreign Corporate obligations valued at $377,862,585; 0%-14.00%, 09/27/15-08/15/96)	0.52%	10/05/15	350,176,944	350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(i)	0.10%	10/27/15	$50,012,778	$50,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,000; 0%-10.20%, 09/15/15-11/15/53)(d)(i)	0.26%	09/02/15	105,068,250	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/16/15, maturing value of $150,091,000 (collateralized by Domestic and Foreign Corporate obligations valued at $157,500,000; 0%-9.88%, 01/11/16-12/15/66)(d)(i)	0.24%	09/15/15	150,091,000	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/06/15, maturing value of $150,103,500 (collateralized by Domestic Agency Mortgage-backed securities and Foreign Corporate obligations valued at $153,000,000; 0%-7.71%, 04/10/18-03/20/65)(d)(i)	0.27%	10/06/15	150,103,500	150,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	291,458,675	291,457,623
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	225,000,750	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $550,002,292 (collateralized by Domestic Agency Mortgage-backed securities valued at $561,000,000; 0.50%-8.50%, 01/25/18-08/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $600,002,500 (collateralized by Domestic Agency Mortgage-backed securities valued at $612,000,001; 3.50%, 06/01/45-07/01/45)	0.15%	09/01/15	400,001,667	400,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/04/15, maturing value of $115,143,750 (collateralized by Domestic Mortgage-backed securities, Domestic and Foreign Corporate obligations, U.S. Government Sponsored Agency obligations and Foreign and Domestic Certificates of Deposit valued at $120,188,336; 0%-9.38%, 11/06/15-02/12/51)	0.50%	09/02/15	115,143,750	115,000,000
Total Repurchase Agreements (Cost $4,134,457,623)				4,134,457,623
TOTAL INVESTMENTS(j)(k)–99.96% (Cost $18,106,698,267)				18,106,698,267
OTHER ASSETS LESS LIABILITIES–0.04%				7,517,263
NET ASSETS–100.00%				$18,114,215,530

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds

Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $5,970,798,789, which represented 32.96% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 12.9%; France: 9.4%; Japan: 6.8%; Australia: 6.4%; other countries less than 5% each: 26.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.57%
BNY Mellon Ltd.	0.07%	09/01/15	$133,000	$133,000,000
China Construction Bank Corp.(a)	0.20%	09/01/15	10,000	10,000,000
China Construction Bank Corp.(a)	0.20%	09/08/15	20,000	20,000,000
Credit Agricole Corporate & Investment Bank S.A.(a)	0.07%	09/01/15	133,000	133,000,000
Credit Industriel et Commercial(a)	0.15%	09/01/15	30,000	30,000,000
Credit Industriel et Commercial(a)	0.15%	09/02/15	50,000	50,000,000
Industrial & Commercial Bank of China Ltd.(a)	0.19%	09/02/15	12,000	12,000,000
KBC Bank N.V.(a)	0.15%	09/01/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/04/15	50,000	50,000,000
Norinchukin Bank (The)(a)	0.20%	09/11/15	30,000	30,000,000
Norinchukin Bank (The)(a)	0.23%	10/13/15	30,000	30,000,000
Skandinaviska Enskilda Banken AB(a)	0.07%	09/01/15	133,000	133,000,000
Standard Chartered Bank(a)	0.07%	09/01/15	132,696	132,696,329
Sumitomo Mitsui Banking Corp.(a)	0.18%	09/01/15	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.06%	09/01/15	133,000	133,000,000
Swedbank AB(a)	0.14%	09/01/15	25,000	25,000,000
Wells Fargo Bank, N.A.(b)	0.28%	09/01/15	10,000	10,000,000
Total Certificates of Deposit (Cost $1,031,696,329)				1,031,696,329

Commercial Paper–35.69%(c)
Asset-Backed Securities — Consumer Receivables–1.68%
Barton Capital LLC(b)(d)	0.26%	11/18/15	20,000	20,000,000
Barton Capital LLC(b)(d)	0.26%	12/01/15	25,000	25,000,000
				45,000,000

Asset-Backed Securities — Fully Supported–0.94%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)(b)(d)	0.32%	10/08/15	25,000	25,002,335

Asset-Backed Securities — Fully Supported Bank–17.94%
Bennington Stark Capital Co. LLC (CEP–Societe Generale S.A.)(a)(b)(d)	0.27%	10/01/15	50,000	49,988,750
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(a)	0.25%	10/08/15	50,000	49,987,153
Concord Minutemen Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/05/15	20,000	19,995,278
Crown Point Capital Co., LLC, Series A (Multi–CEP’s)(a)(d)	0.25%	10/07/15	10,000	9,997,500
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	09/15/15	75,000	74,993,875
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.24%	10/19/15	25,000	24,992,000
Lexington Parker Capital Co. LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	79,000	78,999,122
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)	0.23%	10/02/15	10,000	9,998,019
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.20%	09/03/15	25,000	24,999,722
Mountcliff Funding LLC (Multi–CEP’s)(a)(d)	0.23%	10/01/15	20,000	19,996,167
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.15%	09/01/15	50,000	50,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.19%	09/21/15	31,000	30,996,728
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(a)(d)	0.21%	09/21/15	25,000	24,997,083
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	0.21%	10/01/15	10,000	9,998,250
				479,939,647

Asset-Backed Securities — Multi–Purpose–2.62%
Versailles Commercial Paper LLC(b)(d)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(d)	0.27%	10/28/15	50,000	50,000,000
				70,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.39%
Toyota Motor Credit Corp.(a)	0.21%	10/09/15	$64,000	$63,985,813

Diversified Banks–2.24%
BNP Paribas S.A.(a)	0.25%	10/26/15	50,000	49,980,903
DBS Bank Ltd.(a)(d)	0.25%	10/23/15	10,000	9,996,389
				59,977,292

Industrial Conglomerates–2.80%
Danaher Corp.(d)	0.27%	10/05/15	75,000	74,980,875

Regional Banks–3.21%
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/04/15	26,000	25,999,567
Landesbank Hesses-Thueringen Girozentrale(a)(d)	0.20%	09/18/15	60,000	59,994,333
				85,993,900

Specialized Finance–1.87%
Caisse des Depots et Consignations(a)(d)	0.19%	09/04/15	50,000	49,999,208
Total Commercial Paper (Cost $954,879,070)				954,879,070

Variable Rate Demand Notes–6.10%(e)
Credit Enhanced–6.10%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	2,130	2,130,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.03%	10/01/25	1,235	1,235,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	500	500,000
Derry (Township of) Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	25,715	25,715,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	03/01/30	1,450	1,450,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/01/28	10,360	10,360,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	0.15%	04/01/47	51,400	51,400,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	10/01/38	1,700	1,700,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.(f)	0.03%	06/01/35	5,120	5,120,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(a)(f)	0.40%	11/01/49	12,000	12,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.04%	10/15/38	$1,600	$1,600,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.02%	11/01/29	1,800	1,800,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	5,200	5,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	2,215	2,215,000
Total Variable Rate Demand Notes (Cost $163,080,000)				163,080,000

U.S. Government Sponsored Agency Securities–0.98%
Overseas Private Investment Corp. (OPIC)–0.98%
Unsec. Gtd. VRD COP Bonds(e)	0.15%	05/15/30	12,220	12,220,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/15/22	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds(e)	0.17%	09/20/22	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $26,220,000)				26,220,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.34% (Cost $2,175,875,399)				2,175,875,399

			Repurchase Amount
Repurchase Agreements–18.65%(g)
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $10,000,083 (collateralized by Domestic Corporate obligations valued at $10,842,246; 1.95%-6.00%, 03/15/18-09/01/40)(a)	0.30%	09/01/15	10,000,083	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $55,041,647 (collateralized by Domestic Non-Agency Asset-backed securities and Domestic Non-Agency Mortgage-backed securities valued at $60,500,000; 0%-6.42%, 01/26/36-05/25/54)(h)	0.47%	10/23/15	55,041,647	55,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/28/15, maturing value of $25,019,583 (collateralized by a Domestic Non-Agency Mortgage-backed security valued at $27,500,001; 3.44%, 09/25/57)(h)	0.47%	10/27/15	25,019,583	25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $20,010,111 (collateralized by a Foreign Non-Agency Asset-backed security valued at $22,000,000; 0.49%, 09/10/46)(h)	0.52%	10/05/15	20,010,111	20,000,000
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(h)	0.10%	10/27/15	100,025,556	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,000; 0%-10.20%, 09/09/16-05/15/46)(a)(h)	0.26%	09/02/15	75,048,750	75,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	49,017,058	49,016,881
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	75,000,250	75,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/28/15, maturing value of $90,058,000 (collateralized by a U.S. Government Sponsored Agency obligation valued at $91,800,000; 1.85%, 05/29/20)(h)	0.40%	09/24/15	90,058,000	90,000,000
Total Repurchase Agreements (Cost $499,016,881)				499,016,881
TOTAL INVESTMENTS(i)(j)–99.99% (Cost $2,674,892,280)				2,674,892,280
OTHER ASSETS LESS LIABILITIES–0.01%				308,085
NET ASSETS–100.00%				$2,675,200,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 15.3%; Japan: 14.8%; Switzerland: 10.9%; United Kingdom: 10.8%; other countries less than 5% each: 15.7%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $833,562,182, which represented 31.16% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.56%
U.S. Treasury Bills–11.62%(a)
U.S. Treasury Bills	0.09%	09/17/15	$100,000	$99,995,889
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,997,222
U.S. Treasury Bills	0.13%	11/12/15	150,000	149,960,150
U.S. Treasury Bills	0.11%	12/31/15	150,000	149,944,542
U.S. Treasury Bills	0.13%	01/21/16	200,000	199,899,810
U.S. Treasury Bills	0.16%	02/04/16	100,000	99,932,833
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,870,000
U.S. Treasury Bills	0.23%	04/28/16	150,000	149,778,500
U.S. Treasury Bills	0.24%	04/28/16	150,000	149,767,500
U.S. Treasury Bills	0.23%	05/26/16	50,000	49,914,389
U.S. Treasury Bills	0.25%	05/26/16	200,000	199,627,778
U.S. Treasury Bills	0.26%	05/26/16	250,000	249,525,417
U.S. Treasury Bills	0.28%	06/23/16	75,000	74,830,416
U.S. Treasury Bills	0.29%	06/23/16	75,000	74,827,025
				1,847,871,471

U.S. Treasury Notes–20.94%
U.S. Treasury Floating Rate Notes(b)	0.12%	07/31/16	250,000	249,999,998
U.S. Treasury Floating Rate Notes(b)	0.10%	10/31/16	150,000	149,955,673
U.S. Treasury Floating Rate Notes(b)	0.13%	01/31/17	700,000	700,012,934
U.S. Treasury Floating Rate Notes(b)	0.13%	07/31/17	350,000	349,999,030
U.S. Treasury Notes	0.25%	09/15/15	350,000	350,015,947
U.S. Treasury Notes	0.25%	10/15/15	300,000	300,021,936
U.S. Treasury Notes	0.25%	10/31/15	85,000	85,009,871
U.S. Treasury Notes	1.25%	10/31/15	150,000	150,262,500
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,277,815
U.S. Treasury Notes	0.38%	01/31/16	245,000	245,230,421
U.S. Treasury Notes	0.38%	02/15/16	350,000	350,373,872
U.S. Treasury Notes	9.25%	02/15/16	48,000	49,980,628
U.S. Treasury Notes	0.25%	02/29/16	200,000	200,082,070
U.S. Treasury Notes	2.13%	02/29/16	50,000	50,491,396
				3,331,714,091
Total U.S. Treasury Securities (Cost $5,179,585,562)				5,179,585,562
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.56% (Cost $5,179,585,562)				5,179,585,562

			Repurchase Amount
Repurchase Agreements–67.43%(c)
Bank of Montreal, Term agreement dated 07/17/15, maturing value of $300,067,500 (collateralized by U.S. Treasury obligations valued at $306,000,056; 0.63%-8.00%, 06/30/17-05/15/45)(d)	0.09%	10/15/15	300,067,500	300,000,000
Bank of Montreal, Term agreement dated 07/22/15, maturing value of $100,020,750 (collateralized by U.S. Treasury obligations valued at $102,000,099; 0.25%-8.75%, 11/30/15-02/15/43)(d)	0.09%	10/14/15	100,020,750	100,000,000
Bank of Montreal, Term agreement dated 07/29/15, maturing value of $500,106,250 (collateralized by U.S. Treasury obligations valued at $510,000,082; 0.50%-8.00%, 09/30/16-08/15/40)(d)	0.09%	10/23/15	500,106,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, Term agreement dated 08/19/15, maturing value of $250,048,611 (collateralized by U.S. Treasury obligations valued at $255,000,084; 0.88%-8.00%, 02/28/17-05/15/25)(d)	0.14%	10/08/15	$250,048,611	$250,000,000
Bank of Nova Scotia (The), Agreement dated 08/31/15, maturing value of $200,000,722 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-9.25%, 10/31/15-08/15/39)	0.13%	09/01/15	200,000,722	200,000,000
BMO Capital Markets Corp., Term agreement dated 05/27/15, maturing value of $250,068,750 (collateralized by U.S. Treasury obligations valued at $255,000,079; 0.38%-8.75%, 11/15/15-08/15/40)(d)	0.10%	09/04/15	250,068,750	250,000,000
BNP Paribas Securities Corp., Agreement dated 08/31/15, maturing value of $750,002,500 (collateralized by U.S. Treasury obligations valued at $765,000,054; 0%-8.75%, 09/15/15-11/15/41)	0.12%	09/01/15	750,002,500	750,000,000
BNP Paribas Securities Corp., Term agreement dated 08/12/15, maturing value of $600,045,000 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-8.75%, 03/31/16-01/15/26)(d)	0.09%	09/18/15	600,045,000	600,000,000
CIBC World Markets Corp., Agreement dated 08/31/15, maturing value of $100,000,333 (collateralized by U.S. Treasury obligations valued at $102,004,823; 0.38%-3.63%, 04/30/16-08/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Citigroup Global Markets Inc., Term agreement dated 08/12/15, maturing value of $500,058,333 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-4.75%, 02/15/16-05/15/45)(d)	0.12%	09/16/15	500,058,333	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.13%-3.63%, 01/31/20-04/15/20)	0.12%	09/01/15	500,001,667	500,000,000
Goldman, Sachs & Co., Term agreement dated 08/25/15, maturing value of $1,200,082,667 (collateralized by U.S. Treasury obligations valued at $1,224,000,015; 0%-7.50%, 09/15/15-05/15/43)(d)	0.08%	09/25/15	1,200,082,667	1,200,000,000
HSBC Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $250,000,764 (collateralized by U.S. Treasury obligations valued at $255,001,182; 0.63%-3.00%, 06/30/17-11/15/44)	0.11%	09/01/15	250,000,764	250,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/15, maturing value of $700,012,250 (collateralized by U.S. Treasury obligations valued at $714,002,393; 0.13%-2.00%, 01/15/16-01/15/21)(d)	0.09%	09/02/15	700,012,250	700,000,000
ING Financial Markets, LLC, Term agreement dated 08/25/15, maturing value of $300,005,250 (collateralized by U.S. Treasury obligations valued at $306,000,180; 1.38%-1.75%, 02/28/19-05/15/23)(d)	0.09%	09/01/15	300,005,250	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/15, maturing value of $350,001,167 (collateralized by U.S. Treasury obligations valued at $357,000,040; 1.63%-5.38%, 03/31/19-02/15/31)	0.12%	09/01/15	350,001,167	350,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $600,009,333 (collateralized by U.S. Treasury obligations valued at $612,000,001; 1.75%-2.25%, 03/31/21-02/15/25)(d)	0.08%	09/02/15	600,009,333	600,000,000
Mitsubishi UFJ Securities (USA) Inc., Agreement dated 08/31/15, maturing value of $500,001,667 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.50%, 04/15/16-02/15/45)	0.12%	09/01/15	500,001,667	500,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	176,780,914	176,780,276
Societe Generale, Term agreement dated 08/12/15, maturing value of $250,027,500 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.13%-8.75%, 02/15/18-02/15/45)(d)	0.12%	09/14/15	250,027,500	250,000,000
Societe Generale, Term agreement dated 08/17/15, maturing value of $500,055,972 (collateralized by U.S. Treasury obligations valued at $510,000,020; 0.75%-2.50%, 10/15/17-02/15/45)(d)	0.13%	09/17/15	500,055,972	500,000,000
Societe Generale, Term agreement dated 08/20/15, maturing value of $500,053,333 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.13%-8.88%, 08/15/17-02/15/41)(d)	0.12%	09/21/15	500,053,333	500,000,000
Societe Gienerale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(d)	0.10%	09/08/15	300,039,167	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	$100,000,333	$100,000,000
Wells Fargo Securities, LLC, Agreement dated 08/31/15, maturing value of $175,000,632 (collateralized by U.S. Treasury obligations valued at $178,500,076; 1.38%, 02/29/20)	0.13%	09/01/15	175,000,632	175,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	200,000,722	200,000,000
Wells Fargo Securities, LLC, Term agreement dated 07/17/15, maturing value of $225,041,250 (collateralized by U.S. Treasury obligations valued at $229,500,037; 2.00%-2.63%, 11/15/20-08/31/21)(d)	0.11%	09/15/15	225,041,250	225,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/04/15, maturing value of $350,068,833 (collateralized by U.S. Treasury obligations valued at $357,000,001; 0%-3.13%, 09/03/15-02/15/43)(d)	0.12%	10/02/15	350,068,833	350,000,000
Total Repurchase Agreements (Cost $10,726,780,276)				10,726,780,276
TOTAL INVESTMENTS(e)–99.99% (Cost $15,906,365,838)				15,906,365,838
OTHER ASSETS LESS LIABILITIES–0.01%				1,972,400
NET ASSETS–100.00%				$15,908,338,238

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–58.44%
Federal Farm Credit Bank (FFCB)–12.80%
Disc. Notes(a)	0.20%	01/22/16	$15,000	$14,988,381
Disc. Notes(a)	0.22%	02/11/16	50,000	49,950,194
Unsec. Bonds(b)	0.15%	10/08/15	85,000	84,999,550
Unsec. Bonds(b)	0.15%	11/02/15	75,000	74,999,048
Unsec. Bonds(b)	0.16%	12/09/15	175,000	174,995,100
Unsec. Bonds(b)	0.16%	12/09/15	50,000	50,000,000
Unsec. Bonds(b)	0.17%	01/25/16	19,800	19,800,832
Unsec. Bonds(b)	0.17%	04/21/16	33,000	32,999,025
Unsec. Bonds(b)	0.17%	05/05/16	145,000	144,995,220
Unsec. Bonds(b)	0.16%	10/03/16	30,000	30,003,474
Unsec. Bonds(b)	0.22%	10/11/16	32,100	32,122,745
Unsec. Bonds(b)	0.25%	01/17/17	14,789	14,807,627
Unsec. Bonds(b)	0.23%	07/25/17	35,600	35,632,580
				760,293,776

Federal Home Loan Bank (FHLB)–24.52%
Unsec. Bonds(b)	0.15%	05/18/16	70,000	70,000,000
Unsec. Bonds(b)	0.15%	07/22/16	150,000	150,000,000
Unsec. Disc. Notes(a)	0.02%	09/01/15	11,708	11,708,356
Unsec. Disc. Notes(a)	0.03%	09/02/15	10,000	9,999,992
Unsec. Disc. Notes(a)	0.15%	09/18/15	4,000	3,999,712
Unsec. Disc. Notes(a)	0.15%	10/21/15	100,000	99,979,167
Unsec. Disc. Notes(a)	0.10%	11/09/15	350,000	349,936,271
Unsec. Disc. Notes(a)	0.19%	11/16/15	10,000	9,995,989
Unsec. Disc. Notes(a)	0.16%	11/20/15	5,000	4,998,278
Unsec. Disc. Notes(a)	0.11%	11/25/15	39,700	39,690,158
Unsec. Disc. Notes(a)	0.16%	12/02/15	60,000	59,976,233
Unsec. Disc. Notes(a)	0.16%	12/04/15	35,000	34,985,378
Unsec. Disc. Notes(a)	0.17%	01/06/16	98,000	97,942,956
Unsec. Disc. Notes(a)	0.22%	01/20/16	8,100	8,093,179
Unsec. Disc. Notes(a)	0.21%	01/26/16	10,000	9,991,425
Unsec. Disc. Notes(a)	0.18%	01/27/16	54,000	53,960,040
Unsec. Disc. Notes(a)	0.20%	01/27/16	7,435	7,428,887
Unsec. Disc. Notes(a)	0.18%	02/03/16	45,770	45,735,513
Unsec. Disc. Notes(a)	0.22%	02/03/16	38,650	38,613,987
Unsec. Disc. Notes(a)	0.19%	02/12/16	100,000	99,913,444
Unsec. Disc. Notes(a)	0.23%	02/19/16	15,206	15,189,387
Unsec. Disc. Notes(a)	0.23%	02/26/16	49,293	49,236,943
Unsec. Disc. Notes(a)	0.24%	03/02/16	11,234	11,220,294
Unsec. Global Bonds(b)	0.17%	09/08/15	75,000	74,999,782
Unsec. Global Bonds(b)	0.16%	10/14/15	18,500	18,500,067
Unsec. Global Bonds(b)	0.15%	08/18/16	80,000	79,996,110
				1,456,091,548

Federal Home Loan Mortgage Corp. (FHLMC)–8.24%
Unsec. Disc. Notes(a)	0.15%	09/11/15	10,000	9,999,583
Unsec. Disc. Notes(a)	0.14%	09/21/15	24,938	24,936,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.15%	10/02/15	$55,000	$54,993,133
Unsec. Disc. Notes(a)	0.14%	10/09/15	20,000	19,997,044
Unsec. Disc. Notes(a)	0.14%	11/06/15	25,000	24,993,583
Unsec. Disc. Notes(a)	0.16%	11/16/15	6,000	5,998,037
Unsec. Disc. Notes(a)	0.16%	11/23/15	5,000	4,998,213
Unsec. Disc. Notes(a)	0.15%	12/14/15	20,000	19,991,622
Unsec. Disc. Notes(a)	0.19%	01/21/16	7,500	7,494,527
Unsec. Disc. Notes(a)	0.20%	01/22/16	25,000	24,980,139
Unsec. Disc. Notes(a)	0.18%	01/29/16	28,493	28,471,631
Unsec. Disc. Notes(a)	0.19%	01/29/16	110,700	110,612,363
Unsec. Disc. Notes(a)	0.20%	01/29/16	7,023	7,017,294
Unsec. Disc. Notes(a)	0.20%	02/01/16	7,090	7,083,974
Unsec. Disc. Notes(a)	0.19%	02/19/16	50,000	49,954,875
Unsec. Disc. Notes(a)	0.21%	03/16/16	42,800	42,750,816
Unsec. Global Notes(b)	0.16%	02/18/16	35,000	34,997,514
Unsec. Global Notes(b)	0.20%	01/13/17	10,000	10,006,303
				489,276,711

Federal National Mortgage Association (FNMA)–9.71%
Unsec. Disc. Notes(a)	0.15%	09/16/15	49,250	49,246,922
Unsec. Disc. Notes(a)	0.14%	09/23/15	25,000	24,997,861
Unsec. Disc. Notes(a)	0.15%	09/23/15	22,581	22,578,964
Unsec. Disc. Notes(a)	0.14%	10/07/15	80,000	79,988,640
Unsec. Disc. Notes(a)	0.14%	10/14/15	29,100	29,095,134
Unsec. Disc. Notes(a)	0.14%	11/18/15	20,000	19,993,933
Unsec. Disc. Notes(a)	0.15%	12/01/15	15,800	15,794,009
Unsec. Disc. Notes(a)	0.20%	01/13/16	2,820	2,817,880
Unsec. Disc. Notes(a)	0.20%	01/19/16	10,000	9,992,417
Unsec. Disc. Notes(a)	0.20%	01/20/16	5,700	5,695,535
Unsec. Disc. Notes(a)	0.20%	01/21/16	10,000	9,992,111
Unsec. Disc. Notes(a)	0.19%	01/27/16	75,645	75,585,913
Unsec. Disc. Notes(a)	0.22%	02/03/16	15,000	14,985,792
Unsec. Disc. Notes(a)	0.23%	02/03/16	62,000	61,938,603
Unsec. Disc. Notes(a)	0.25%	02/10/16	70,000	69,921,250
Unsec. Disc. Notes(a)	0.21%	03/01/16	27,100	27,071,229
Unsec. Disc. Notes(a)	0.22%	03/07/16	15,000	14,982,767
Unsec. Disc. Notes(a)	0.23%	03/14/16	42,250	42,197,363
				576,876,323

Overseas Private Investment Corp. (OPIC)–3.17%
Gtd. VRD COP Bonds(c)	0.16%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.17%	07/09/26	51,000	51,000,000
Gtd. VRD COP Bonds(c)	0.16%	11/15/28	100,000	100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,470,538,358)				3,470,538,358

U.S. Treasury Securities–1.77%
U.S. Treasury Notes(b) (Cost $105,005,426)	0.13%	07/31/17	105,000	105,005,426
TOTAL INVESTMENTS (excluding Repurchase Agreements)–60.21% (Cost $3,575,543,784)				3,575,543,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–39.79%(d)
BMO Capital Markets Corp., Joint agreement dated 08/31/15, aggregate maturing value of $200,000,667 (collateralized by U.S. Government Sponsored Agency obligations valued at $204,000,745; 0%-6.75%, 09/10/15-11/15/38)	0.12%	09/01/15	$100,000,334	$100,000,000
Citigroup Global Markets Inc., Joint agreement dated 08/31/15, aggregate maturing value of $250,000,903 (collateralized by U.S. Government Sponsored Agency obligations valued at $255,000,340; 0%-6.25%, 01/20/16-07/15/36)	0.13%	09/01/15	150,000,542	150,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/12/15, aggregate maturing value of $250,031,597 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $255,000,000; 0%-8.25%, 09/14/15-04/01/56)(e)	0.13%	09/16/15	200,025,278	200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/15, maturing value of $500,001,806 (collateralized by U.S. Treasury obligation valued at $510,000,083; 0.13%, 04/15/17)	0.13%	09/01/15	500,001,806	500,000,000
ING Financial Markets, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $150,000,542 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $153,001,075; 0.88%-3.50%, 02/22/17-05/15/25)	0.13%	09/01/15	100,000,361	100,000,000
ING Financial Markets, LLC, Joint term agreement dated 08/04/15, aggregate maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,004,162; 1.75%-3.75%, 05/15/23-11/15/43)(e)	0.12%	09/03/15	180,018,000	180,000,000
ING Financial Markets, LLC, Term agreement dated 08/27/15, maturing value of $200,003,111 (collateralized by U.S. Treasury obligations valued at $204,002,003; 2.50%-2.75%, 11/15/23-05/15/24)(e)	0.08%	09/03/15	200,003,111	200,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint term agreement dated 08/26/15, aggregate maturing value of $350,006,125 (collateralized by U.S. Government Sponsored Agency obligations valued at $357,000,592; 0%-3.50%, 01/04/16-03/14/33)(e)	0.09%	09/02/15	300,005,250	300,000,000
Societe Generale, Term agreement dated 07/22/15, maturing value of $200,040,000 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $204,000,082; 0%-2.64%, 01/31/17-01/15/26)(e)	0.10%	10/02/15	200,040,000	200,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	62,479,264	62,479,038
Societe Generale, Joint term agreement dated 07/23/15, aggregate maturing value of $500,065,278 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.13%-8.75%, 01/31/16-02/15/45)(e)	0.10%	09/08/15	200,026,111	200,000,000
TD Securities (USA) LLC, Joint agreement dated 08/31/15, aggregate maturing value $500,001,667 (collateralized by a U.S. Treasury obligations valued at $510,000,019; 0%-4.63%, 09/10/15-05/15/45)	0.12%	09/01/15	100,000,333	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $325,001,174 (collateralized by U.S. Treasury obligations valued at $331,500,084; 0.88%-3.63%, 11/30/16-02/15/21)	0.13%	09/01/15	70,958,756	70,958,500
Total Repurchase Agreements (Cost $2,363,437,538)				2,363,437,538
TOTAL INVESTMENTS(f)–100.00% (Cost $5,938,981,322)				5,938,981,322
OTHER ASSETS LESS LIABILITIES–0.00%				87,552
NET ASSETS–100.00%				$5,939,068,874

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–83.08%
Federal Farm Credit Bank (FFCB)–36.12%
Disc. Notes(a)	0.01%	09/01/15	$10,000	$10,000,000
Disc. Notes(a)	0.06%	09/02/15	5,000	4,999,992
Disc. Notes(a)	0.06%	09/21/15	10,788	10,787,640
Disc. Notes(a)	0.16%	12/03/15	5,000	4,997,933
Disc. Notes(a)	0.21%	01/14/16	1,648	1,646,733
Disc. Notes(a)	0.23%	02/12/16	5,000	4,994,875
Disc. Notes(a)	0.23%	03/24/16	5,000	4,993,594
Unsec. Bonds	4.88%	12/16/15	1,000	1,013,499
Unsec. Bonds	2.35%	12/22/15	1,090	1,097,091
Unsec. Bonds	3.75%	01/29/16	1,000	1,014,326
Unsec. Bonds(b)	0.19%	02/10/16	2,706	2,706,129
Unsec. Bonds(b)	0.21%	04/06/16	8,000	8,001,969
Unsec. Bonds(b)	0.27%	04/20/16	4,820	4,822,810
Unsec. Bonds(b)	0.17%	05/05/16	5,000	4,999,835
Unsec. Bonds(b)	0.17%	05/06/16	4,275	4,274,794
				70,351,220

Federal Home Loan Bank (FHLB)–44.39%
Unsec. Disc. Notes(a)	0.02%	09/01/15	3,292	3,291,644
Unsec. Disc. Notes(a)	0.06%	09/02/15	1,725	1,724,997
Unsec. Disc. Notes(a)	0.07%	09/02/15	5,000	4,999,991
Unsec. Disc. Notes(a)	0.07%	09/08/15	1,000	999,986
Unsec. Disc. Notes(a)	0.06%	09/09/15	5,000	4,999,939
Unsec. Disc. Notes(a)	0.07%	09/11/15	2,850	2,849,945
Unsec. Disc. Notes(a)	0.06%	09/15/15	5,200	5,199,879
Unsec. Disc. Notes(a)	0.06%	09/18/15	35,056	35,055,061
Unsec. Disc. Notes(a)	0.06%	09/21/15	12,129	12,128,596
Unsec. Disc. Notes(a)	0.08%	09/23/15	5,217	5,216,761
Unsec. Disc. Notes(a)	0.07%	09/24/15	5,000	4,999,776
Unsec. Disc. Notes(a)	0.16%	11/12/15	5,000	4,998,450
				86,465,025

Tennessee Valley Authority (TVA)–2.57%
Sr. Unsec. Disc. Notes(a)	0.07%	09/08/15	5,000	4,999,932
Total U.S. Government Sponsored Agency Securities (Cost $161,816,177)				161,816,177

U.S. Treasury Securities–16.68%
U.S. Treasury Bills–8.98%(a)
U.S. Treasury Bills	0.15%	09/17/15	7,500	7,499,500
U.S. Treasury Bills	0.18%	12/31/15	5,000	4,997,059
U.S. Treasury Bills	0.14%	01/28/16	5,000	4,997,061
				17,493,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–7.70%
U.S. Treasury Notes	0.25%	10/31/15	$5,000	$5,000,529
U.S. Treasury Notes	0.25%	11/30/15	5,000	5,001,760
U.S. Treasury Notes	0.38%	01/31/16	5,000	5,005,316
				15,007,605
Total U.S. Treasury Securities (Cost $32,501,225)				32,501,225
TOTAL INVESTMENTS(c)–99.76% (Cost $194,317,402)				194,317,402
OTHER ASSETS LESS LIABILITIES–0.24%				466,017
NET ASSETS–100.00%				$194,783,419

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2015

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.50%
Alabama–5.39%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	$12,000	$12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	04/01/28	10,000	10,000,000
				32,000,000

Arizona–1.17%
Salt River Project Agricultural Improvement and Power District ; Series 2009 B, Electric System RB	4.00%	01/01/16	2,150	2,177,099
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/37	4,750	4,750,000
				6,927,099

California–4.08%
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/16	16,700	16,700,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/16	7,450	7,523,296
				24,223,296

Colorado–4.58%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/34	2,000	2,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/24	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.14%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.13%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/21	3,695	3,695,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	5,000	5,000,000
				27,210,000

Delaware–0.93%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/36	2,850	2,850,000
				5,545,000

District of Columbia–0.30%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	01/01/29	1,777	1,777,000

Florida–4.85%
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)(a)	0.01%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.04%	11/15/35	7,300	7,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(d)(e)(f)	0.04%	04/01/17	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	11/01/36	2,400	2,400,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/32	13,815	13,815,000
				28,790,000

Georgia–0.87%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/16	1,000	1,027,960
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/20	1,000	1,000,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/16	1,375	1,428,440
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/20	1,700	1,700,000
				5,156,400

Illinois–6.49%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.10%	10/01/17	600	600,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)	0.02%	06/01/40	2,245	2,245,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.09%	09/01/24	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.11%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/29	1,170	1,170,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	02/15/33	2,355	2,355,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.09%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/34	1,200	1,200,000
				38,545,000

Indiana–2.96%
Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/28	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	11/01/37	7,450	7,450,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.01%	05/15/38	1,150	1,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Northwest Allen School Building Corp.; Series 2014, Ref. & Improvement First Mortgage RB	4.00%	01/15/16	$1,370	$1,389,494
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/19	680	680,000
				17,569,494

Iowa–0.34%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/31	2,000	2,000,000

Kansas–1.63%
Olathe (City of); Series 226, Improvement Unlimited Tax GO Bonds	5.00%	10/01/15	850	853,299
Wichita (City of);
Series 272, Unlimited Tax GO Temporary Notes	1.00%	10/15/15	4,350	4,354,515
Series 272, Unlimited Tax GO Temporary Notes	2.00%	04/15/16	4,400	4,447,833
				9,655,647

Kentucky–4.12%
Boyle (County of) (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	06/01/37	8,800	8,800,000
Louisville (City of) & Jefferson (County of) Metro Government;
Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	326,489
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,812,894
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	8,005	8,005,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	4,530	4,530,000
				24,474,383

Louisiana–0.19%
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/16	1,110	1,144,179

Maryland–3.90%
Baltimore (City of) (Mayor & City Council); Series 2013 B, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	10/15/15	1,000	1,005,878
Baltimore (County of); Series 2010 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	11/01/15	1,125	1,133,941
Maryland (State of) (State & Local Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/16	925	946,925
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/41	7,885	7,885,000
Prince George’s (County of); Series 2011 B, Ref. Consolidate Public Improvement Limited Tax GO Bonds	5.00%	09/15/15	1,900	1,903,546
				23,135,290

Massachusetts–1.60%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/38	4,585	4,585,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	4,935	4,935,000
				9,520,000

Michigan–2.79%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	5,890	5,890,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/31	5,405	5,405,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/22	$5,280	$5,280,000
				16,575,000

Minnesota–2.56%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	04/01/37	3,235	3,235,000
Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/25	300	300,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	1,370	1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	5,520	5,520,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	790,000
				15,215,000

Missouri–5.21%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	12/01/27	4,900	4,900,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	15,400	15,400,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/27	9,170	9,170,000
				30,930,000

New Hampshire–0.61%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/37	3,625	3,625,000

New York–5.44%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.02%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	8,200	8,200,000
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/49	9,600	9,600,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP–FHLMC)(a)	0.01%	11/01/41	6,200	6,200,000
				32,330,000

North Carolina–4.61%
Charlotte-Mecklenburg Hospital Authority (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/37	9,300	9,300,000
Durham (County of); Series 2010 A, Ref. Unlimited Tax GO Bonds	5.00%	11/01/15	800	806,392
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/16	860	889,710
Guilford (County of);
Series 2009 A, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	1,850	1,886,783
Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/16	2,350	2,405,829
Mecklenburg (County of);
Series 2005 C, Unlimited Tax GO Bonds	5.00%	02/01/16	1,125	1,147,297
Series 2008 B, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	850	866,917
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/17	2,335	2,335,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	3,560	3,560,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Raleigh (City of);
Series 2006 A, Combined Enterprise System RB	5.00%	03/01/16	$1,150	$1,177,572
Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/16	2,950	3,032,485
				27,407,985

Ohio–4.38%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	1,700	1,700,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	01/01/37	9,000	9,000,000
Cuyahoga (County of); Series 2012 A, Ref. Capital Improvement Limited Tax GO Bonds	3.00%	12/01/15	1,350	1,359,410
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.04%	12/01/21	7,525	7,525,000
Franklin (County of) (OhioHealth Corp.); Series 2011 C, Ref. Floating Rate Hospital Facilities RB(g)(h)	0.06%	06/01/16	2,900	2,900,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/27	3,510	3,510,000
				25,994,410

Oklahoma–0.15%
Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/16	900	903,642

Oregon–1.10%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	06/01/37	6,550	6,550,000

Pennsylvania–3.24%
Fayette (County of) Hospital Facilities Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	09/01/18	1,420	1,420,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/30	785	785,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	5,510	5,510,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/28	3,920	3,920,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	08/15/31	2,990	2,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.03%	05/01/20	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/26	2,650	2,650,000
				19,225,000

South Carolina–0.08%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	490	490,000

Tennessee–1.28%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	07/15/36	7,575	7,575,000

Texas–6.57%
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/16	1,260	1,290,430
Collin (County of); Series 2015, Ref. Unlimited Tax GO Road Bonds	2.00%	02/15/16	5,105	5,146,402
Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	02/15/16	800	817,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (City of);
Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/16	$1,550	$1,583,674
Series 2012, Ref. Limited Tax GO Bonds	4.00%	02/15/16	1,950	1,983,256
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/16	2,200	2,216,955
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/16	1,020	1,036,921
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/50	3,500	3,500,000
Tarrant County Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	1,850	1,850,000
Tarrant Regional Water District;
Series 2012 A, Ref. & Improvement Water Control RB	5.00%	03/01/16	3,500	3,583,227
Series 2012, Ref. & Improvement Water RB	5.00%	03/01/16	1,130	1,156,650
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	1,500	1,500,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/16	1,970	2,001,294
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	11,380	11,380,000
				39,046,146

Utah–1.85%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	09/01/32	11,000	11,000,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/38	11,705	11,705,000

Virginia–6.02%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/47	24,100	24,100,000
Fairfax (County of); Series 2013 A, Public Improvement Unlimited Tax Go Bonds	4.00%	10/01/15	770	772,413
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	08/01/32	7,800	7,800,000
Louisa (County of) Redevelopment & Housing Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/30	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	12/01/19	400	400,000
				35,772,413

Washington–3.09%
Spokane (County of); Series 2011, Ref. Limited Tax GO Bonds	5.00%	12/01/15	1,730	1,750,691
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/43	6,000	6,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	2,580	2,580,000
				18,330,691

West Virginia–0.81%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	4,800	4,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–4.34%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	10/01/42	$2,410	$2,410,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	08/15/34	4,800	4,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/37	9,095	9,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	05/01/30	7,545	7,545,000
				25,805,000
TOTAL INVESTMENTS(i)(j)–99.50% (Cost $590,953,075)				590,953,075
OTHER ASSETS LESS LIABILITIES–0.50%				2,964,833
NET ASSETS–100.00%				$593,917,908

Investment Abbreviations:

BHAC	– Bershire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 7.8%; other countries less than 5% each: 13.3%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $11,792,000, which represented 1.99% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Principal and/or interest payments are secured by the bound insurance company listed.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	7.3%
Wells Fargo Bank, N.A.	7.1
Federal National Mortgage Association	7.0
TD Bank, N.A.	6.9
U.S. Bank, N.A.	6.9
Federal Home Loan Mortgage Corp.	6.9
JPMorgan Chase Bank, N.A.	6.8
Northern Trust Co.	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$13,972,240,644	$2,175,875,399	$5,179,585,562	$3,575,543,784	$194,317,402	$590,953,075
Repurchase agreements, at value and cost	4,134,457,623	499,016,881	10,726,780,276	2,363,437,538	—	—
Total investments, at value and cost	18,106,698,267	2,674,892,280	15,906,365,838	5,938,981,322	194,317,402	590,953,075
Cash	—	—	—	—	504,166	571,947
Receivable for:
Investments sold	7,576,143	350,000	—	—	—	2,735,006
Interest	2,619,624	175,698	2,728,879	248,057	30,823	704,351
Fund expenses absorbed	291,288	259,652	1,058,340	570,531	12,273	72,680
Investment for trustee deferred compensation and retirement plans	3,348,401	960,550	1,973,124	893,431	122,855	342,088
Other assets	35,221	156,425	54,593	247,732	21,726	67,939
Total assets	18,120,568,944	2,676,794,605	15,912,180,774	5,940,941,073	195,009,245	595,447,086

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	1,048,793
Dividends	1,744,731	164,289	268,573	209,270	4,631	5,133
Accrued fees to affiliates	477,492	259,339	1,092,099	576,126	45,108	43,890
Accrued trustees’ and officer’s fees and benefits	42,047	7,748	31,175	14,004	3,829	3,902
Accrued operating expenses	89,364	34,613	84,737	—	30,966	27,054
Trustee deferred compensation and retirement plans	3,999,780	1,128,251	2,365,952	1,072,799	141,292	400,406
Total liabilities	6,353,414	1,594,240	3,842,536	1,872,199	225,826	1,529,178
Net assets applicable to shares outstanding	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

Net assets consist of:
Shares of beneficial interest	$18,111,670,795	$2,674,327,187	$15,908,422,009	$5,938,978,534	$194,810,910	$594,067,664
Undistributed net investment income	2,468,855	872,234	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	75,880	944	(62,497)	116,517	(18,445)	(44,801)
	$18,114,215,530	$2,675,200,365	$15,908,338,238	$5,939,068,874	$194,783,419	$593,917,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$15,974,125,875	$1,764,661,802	$7,850,083,884	$4,219,859,559	$105,550,474	$456,026,976
Private Investment Class	$283,476,166	$162,216,094	$461,131,133	$422,563,920	$5,984,129	$30,469,392
Personal Investment Class	$115,409,525	$117,573,235	$162,054,299	$37,167,875	$1,955,267	$3,623,759
Cash Management Class	$458,001,430	$483,595,041	$5,304,331,193	$222,852,784	$45,026,265	$51,017,729
Reserve Class	$156,215,892	$50,400,453	$35,604,084	$307,528,639	$5,875,967	$21,774,598
Resource Class	$72,685,807	$19,710,320	$324,480,435	$97,907,489	$2,371,907	$4,526,466
Corporate Class	$1,054,300,835	$77,043,420	$1,770,653,210	$631,188,608	$28,019,410	$26,478,988

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,971,876,468	1,764,653,525	7,849,769,272	4,219,715,207	105,542,132	455,997,383
Private Investment Class	283,434,406	162,215,304	461,111,138	422,549,208	5,983,300	30,467,302
Personal Investment Class	115,392,804	117,572,679	162,047,524	37,166,600	1,955,011	3,623,525
Cash Management Class	457,942,326	483,592,854	5,304,100,562	222,842,230	45,020,316	51,014,417
Reserve Class	156,193,914	50,400,202	35,602,695	307,517,844	5,875,100	21,773,143
Resource Class	72,675,318	19,710,227	324,466,582	97,904,306	2,371,594	4,526,175
Corporate Class	1,054,155,056	77,043,036	1,770,575,066	631,169,848	28,010,030	26,477,274
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2015

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$43,873,621	$4,784,782	$13,530,040	$5,711,935	$163,966	$489,717

Expenses:
Advisory fees	29,658,191	4,285,409	25,312,289	5,443,544	410,375	1,562,079
Administrative services fees	1,073,164	551,402	986,246	643,306	50,000	180,889
Custodian fees	133,057	26,605	107,064	2,061	6,613	7,107
Distribution fees:
Private Investment Class	1,563,478	745,974	2,467,964	1,912,238	53,717	154,350
Personal Investment Class	1,032,465	892,926	1,143,100	307,756	23,067	23,378
Cash Management Class	530,042	457,941	6,890,829	640,444	31,209	60,143
Reserve Class	1,466,620	230,896	785,905	3,171,604	17,728	266,151
Resource Class	243,809	51,845	685,988	239,311	7,483	11,057
Corporate Class	290,756	25,994	463,834	119,381	8,695	9,198
Transfer agent fees	1,728,297	257,125	1,518,737	489,919	18,375	59,044
Trustees’ and officers’ fees and benefits	417,761	93,166	317,742	125,493	24,974	41,553
Registration and filing fees	107,223	93,127	101,274	117,542	75,611	78,992
Professional services fees	192,580	63,407	170,115	3,715	45,941	48,529
Other	474,738	128,358	366,321	8,254	47,670	50,894
Total expenses	38,912,181	7,904,175	41,317,408	13,224,568	821,458	2,553,364
Less: Fees waived	(9,907,954)	(5,712,884)	(31,107,783)	(9,254,473)	(809,664)	(2,384,497)
Net expenses	29,004,227	2,191,291	10,209,625	3,970,095	11,794	168,867
Net investment income	14,869,394	2,593,491	3,320,415	1,741,840	152,172	320,850

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	164,146	944	(62,497)	116,517	5,675	17,500
Net increase in net assets resulting from operations	$15,033,540	$2,594,435	$3,257,918	$1,858,357	$157,847	$338,350

*	Includes net gains from securities sold to affiliates of $354 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2015 and 2014

	Liquid Assets Portfolio		STIC Prime Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$14,869,394	$12,803,743	$2,593,491	$2,193,860
Net realized gain	164,146	63,379	944	1,229
Net increase in net assets resulting from operations	15,033,540	12,867,122	2,594,435	2,195,089

Distributions to shareholders from net investment income:
Institutional Class	(14,147,500)	(12,173,578)	(1,854,672)	(1,525,734)
Private Investment Class	(30,767)	(59,123)	(132,350)	(128,606)
Personal Investment Class	(13,561)	(25,537)	(110,282)	(76,487)
Cash Management Class	(77,398)	(135,722)	(376,417)	(320,316)
Reserve Class	(14,433)	(25,611)	(18,513)	(16,998)
Resource Class	(12,035)	(15,843)	(20,138)	(43,810)
Corporate Class	(573,700)	(368,329)	(81,119)	(81,909)
Total distributions from net investment income	(14,869,394)	(12,803,743)	(2,593,491)	(2,193,860)

Share transactions–net:
Institutional Class	(2,640,861,091)	(67,247,031)	(148,752,146)	(99,103,915)
Private Investment Class	(61,736,842)	(24,844,066)	10,083,327	(14,479,604)
Personal Investment Class	(65,018,703)	24,398,104	(40,437,932)	59,098,398
Cash Management Class	(226,421,761)	(59,852,006)	29,823,610	2,580,751
Reserve Class	(23,801,101)	4,184,305	34,768,990	(623,024)
Resource Class	(62,863,904)	66,736,972	(12,328,636)	5,028,181
Corporate Class	383,540,344	(825,819,584)	17,489,399	(8,968,043)
Net increase (decrease) in net assets resulting from share transactions	(2,697,163,058)	(882,443,306)	(109,353,388)	(56,467,256)
Net increase (decrease) in net assets	(2,696,998,912)	(882,379,927)	(109,352,444)	(56,466,027)

Net assets:
Beginning of year	20,811,214,442	21,693,594,369	2,784,552,809	2,841,018,836
End of year*	$18,114,215,530	$20,811,214,442	$2,675,200,365	$2,784,552,809
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,234	$948,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Treasury Portfolio		Government & Agency Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$3,320,415	$2,729,391	$1,741,840	$1,247,013
Net realized gain (loss)	(62,497)	32,718	116,517	—
Net increase in net assets resulting from operations	3,257,918	2,762,109	1,858,357	1,247,013

Distributions to shareholders from net investment income:
Institutional Class	(1,478,709)	(1,082,321)	(1,159,579)	(753,997)
Private Investment Class	(102,223)	(79,068)	(126,468)	(72,161)
Personal Investment Class	(29,788)	(19,074)	(12,667)	(8,365)
Cash Management Class	(1,317,452)	(1,172,594)	(167,941)	(179,138)
Reserve Class	(11,073)	(18,855)	(108,700)	(55,996)
Resource Class	(68,891)	(55,606)	(38,869)	(23,566)
Corporate Class	(312,279)	(301,873)	(127,616)	(153,790)
Total distributions from net investment income	(3,320,415)	(2,729,391)	(1,741,840)	(1,247,013)

Share transactions–net:
Institutional Class	369,868,233	58,765,206	891,380,297	(1,111,110,237)
Private Investment Class	(63,444,289)	(58,439,851)	75,509,267	(11,338,446)
Personal Investment Class	(350,960)	30,524,234	(3,981,249)	(7,551,337)
Cash Management Class	(2,293,402,486)	1,370,912,651	(247,006,196)	(165,138,879)
Reserve Class	(151,761,502)	81,136,489	(3,594,120)	21,944,465
Resource Class	(49,445,822)	45,530,106	(6,672,798)	(39,758,492)
Corporate Class	346,906,945	(1,413,383,229)	(28,642,460)	(175,722,010)
Net increase (decrease) in net assets resulting from share transactions	(1,841,629,881)	115,045,606	676,992,741	(1,488,674,936)
Net increase (decrease) in net assets	(1,841,692,378)	115,078,324	677,109,258	(1,488,674,936)

Net assets:
Beginning of year	17,750,030,616	17,634,952,292	5,261,959,616	6,750,634,552
End of year*	$15,908,338,238	$17,750,030,616	$5,939,068,874	$5,261,959,616
* Includes accumulated undistributed net investment income	$(21,274)	$56,734	$(26,177)	$40,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2015 and 2014

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2015	2014	2015	2014
Operations:
Net investment income	$152,172	$135,470	$320,850	$345,391
Net realized gain (loss)	5,675	(24,121)	17,500	15,877
Net increase in net assets resulting from operations	157,847	111,349	338,350	361,268

Distributions to shareholders from net investment income:
Institutional Class	(109,398)	(81,011)	(243,361)	(241,289)
Private Investment Class	(5,768)	(8,257)	(14,944)	(17,356)
Personal Investment Class	(2,191)	(1,572)	(1,433)	(1,785)
Cash Management Class	(25,467)	(26,162)	(29,656)	(45,564)
Reserve Class	(1,334)	(413)	(13,465)	(13,233)
Resource Class	(3,530)	(1,791)	(2,416)	(3,510)
Corporate Class	(4,484)	(16,264)	(15,575)	(22,654)
Total distributions from net investment income	(152,172)	(135,470)	(320,850)	(345,391)

Share transactions–net:
Institutional Class	(22,147,472)	(616,846,807)	(68,021,232)	7,856,398
Private Investment Class	(9,595,904)	(4,455,605)	(3,807,802)	(18,170,589)
Personal Investment Class	(1,843,611)	(2,396,213)	(98,681)	(1,058,536)
Cash Management Class	(3,080,076)	16,549,522	(9,705,701)	(47,204,841)
Reserve Class	5,171,160	(591,737)	(5,865,164)	(5,165,485)
Resource Class	(1,336,302)	(1,482,686)	(989,440)	(2,779,701)
Corporate Class	(22,499,992)	50,500,004	(5,044,078)	71,486
Net increase (decrease) in net assets resulting from share transactions	(55,332,197)	(558,723,522)	(93,532,098)	(66,451,268)
Net increase (decrease) in net assets	(55,326,522)	(558,747,643)	(93,514,598)	(66,435,391)

Net assets:
Beginning of year	250,109,941	808,857,584	687,432,506	753,867,897
End of year*	$194,783,419	$250,109,941	$593,917,908	$687,432,506
* Includes accumulated undistributed net investment income	$(9,046)	$(1,690)	$(104,955)	$(88,667)

Notes to Financial Statements

August 31, 2015

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

42                         Short-Term Investments Trust

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

43                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term.

44                         Short-Term Investments Trust

For the year ended August 31, 2015, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,910,905	$—
STIC Prime Portfolio	1,442,717	1,865,694
Treasury Portfolio	5,143,480	13,526,682
Government & Agency Portfolio	—	2,863,738
Government TaxAdvantage Portfolio	410,375	257,390
Tax-Free Cash Reserve Portfolio	362,285	1,497,935

Voluntary fee waivers for the year ended August 31, 2015 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$716,898	$661,407	$89,718	$1,170,992	$160,650	N/A
STIC Prime Portfolio	447,391	654,640	365,818	200,857	41,424	$25,865
Treasury Portfolio	1,480,778	838,273	5,512,663	683,737	548,791	463,834
Government & Agency Portfolio	1,147,343	225,688	512,355	2,759,296	191,449	119,381
Government TaxAdvantage Portfolio	26,859	16,916	24,967	15,423	5,986	8,695
Tax-Free Cash Reserve Portfolio	77,175	17,143	48,114	231,552	8,845	9,198

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2015, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

45                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2015, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$625,391	$275,324	$106,008	$190,661	N/A	N/A
STIC Prime Portfolio	298,390	238,114	91,588	30,017	$10,369	N/A
Treasury Portfolio	987,186	304,827	1,378,166	102,168	137,198	N/A
Government & Agency Portfolio	764,895	82,068	128,089	412,309	47,862	N/A
Government TaxAdvantage Portfolio	26,858	6,151	6,242	2,305	1,497	N/A
Tax-Free Cash Reserve Portfolio	77,175	6,234	12,029	34,600	2,212	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$896,284,266	$988,974,720	$354
STIC Prime Portfolio	—	12,620,070	—
Tax-Free Cash Reserve Portfolio	843,903,483	761,328,978	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

46                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2015 and 2014:

	2015	2014
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$14,869,394	$12,803,743
STIC Prime Portfolio	2,593,491	2,193,860
Treasury Portfolio	3,320,415	2,729,391
Government & Agency Portfolio	1,741,840	1,247,013
Government TaxAdvantage Portfolio	152,172	135,470
Tax-Free Cash Reserve Portfolio	320,850	345,391

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,700,175	$531	$(4,155,971)	$—	$18,111,670,795	$18,114,215,530
STIC Prime Portfolio	2,038,293	—	(1,165,115)	—	2,674,327,187	2,675,200,365
Treasury Portfolio	2,440,443	—	(2,461,717)	(62,497)	15,908,422,009	15,908,338,238
Government & Agency Portfolio	1,207,121	—	(1,116,781)	—	5,938,978,534	5,939,068,874
Government TaxAdvantage Portfolio	135,559	—	(144,605)	(18,445)	194,810,910	194,783,419
Tax-Free Cash Reserve Portfolio	307,996	—	(412,951)	(44,801)	594,067,664	593,917,908

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2015, which expire as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2015 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$—	$—	$—
STIC Prime Portfolio	(76,484)	—	76,484
Treasury Portfolio	(78,008)	(32,718)	110,726
Government & Agency Portfolio	(66,268)	—	66,268
Government TaxAdvantage Portfolio	(7,356)	—	7,356
Tax-Free Cash Reserve Portfolio	(16,288)	—	16,288

47                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	285,396,098,619	$285,396,098,619	298,168,481,912	$298,168,481,912
Private Investment Class	1,434,632,883	1,434,632,883	1,862,580,534	1,862,580,534
Personal Investment Class	538,543,116	538,543,116	684,245,247	684,245,247
Cash Management Class	4,326,518,141	4,326,518,141	5,350,296,060	5,350,296,060
Reserve Class	1,016,989,736	1,016,989,736	1,297,208,097	1,297,208,097
Resource Class	459,622,836	459,622,836	600,648,639	600,648,639
Corporate Class	5,521,655,244	5,521,655,244	9,200,451,698	9,200,451,698

Issued as reinvestment of dividends:
Institutional Class	3,973,048	3,973,048	3,946,761	3,946,761
Private Investment Class	8,279	8,279	15,991	15,991
Personal Investment Class	11,639	11,639	22,313	22,313
Cash Management Class	31,257	31,257	69,866	69,866
Reserve Class	14,378	14,378	27,238	27,238
Resource Class	12,396	12,396	15,457	15,457
Corporate Class	225,681	225,681	165,898	165,898

Reacquired:
Institutional Class	(288,040,932,758)	(288,040,932,758)	(298,239,675,704)	(298,239,675,704)
Private Investment Class	(1,496,378,004)	(1,496,378,004)	(1,887,440,591)	(1,887,440,591)
Personal Investment Class	(603,573,458)	(603,573,458)	(659,869,456)	(659,869,456)
Cash Management	(4,552,971,159)	(4,552,971,159)	(5,410,217,932)	(5,410,217,932)
Reserve Class	(1,040,805,215)	(1,040,805,215)	(1,293,051,030)	(1,293,051,030)
Resource Class	(522,499,136)	(522,499,136)	(533,927,124)	(533,927,124)
Corporate Class	(5,138,340,581)	(5,138,340,581)	(10,026,437,180)	(10,026,437,180)
Net increase (decrease) in share activity	(2,697,163,058)	$(2,697,163,058)	(882,443,306)	$(882,443,306)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,941,737,037	$5,941,737,037	5,548,259,062	$5,548,259,062
Private Investment Class	1,211,080,589	1,211,080,589	1,296,968,970	1,296,968,970
Personal Investment Class	1,182,870,259	1,182,870,259	1,958,713,324	1,958,713,324
Cash Management Class	3,144,474,982	3,144,474,982	2,679,245,356	2,679,245,356
Reserve Class	210,463,689	210,463,689	74,531,956	74,531,956
Resource Class	64,359,363	64,359,363	120,676,878	120,676,878
Corporate Class	1,149,830,507	1,149,830,507	1,480,491,226	1,480,491,226

Issued as reinvestment of dividends:
Institutional Class	454,008	454,008	377,518	377,518
Private Investment Class	56,232	56,232	45,718	45,718
Personal Investment Class	68,043	68,043	51,142	51,142
Cash Management Class	71,815	71,815	49,157	49,157
Reserve Class	14,807	14,807	17,060	17,060
Resource Class	16,256	16,256	42,179	42,179
Corporate Class	71,730	71,730	68,237	68,237

Reacquired:
Institutional Class	(6,090,943,191)	(6,090,943,191)	(5,647,740,495)	(5,647,740,495)
Private Investment Class	(1,201,053,494)	(1,201,053,494)	(1,311,494,292)	(1,311,494,292)
Personal Investment Class	(1,223,376,234)	(1,223,376,234)	(1,899,666,068)	(1,899,666,068)
Cash Management	(3,114,723,187)	(3,114,723,187)	(2,676,713,762)	(2,676,713,762)
Reserve Class	(175,709,506)	(175,709,506)	(75,172,040)	(75,172,040)
Resource Class	(76,704,255)	(76,704,255)	(115,690,876)	(115,690,876)
Corporate Class	(1,132,412,838)	(1,132,412,838)	(1,489,527,506)	(1,489,527,506)
Net increase (decrease) in share activity	(109,353,388)	$(109,353,388)	(56,467,256)	$(56,467,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,766,462,244	$16,766,462,244	16,186,538,309	$16,186,538,309
Private Investment Class	1,901,290,280	1,901,290,280	1,918,270,498	1,918,270,498
Personal Investment Class	1,101,975,367	1,101,975,367	1,159,663,689	1,159,663,689
Cash Management Class	26,793,251,842	26,793,251,842	43,232,395,125	43,232,395,125
Reserve Class	109,204,351	109,204,351	252,917,682	252,917,682
Resource Class	329,636,954	329,636,954	807,040,285	807,040,285
Corporate Class	18,168,487,688	18,168,487,688	17,596,274,337	17,596,274,337

Issued as reinvestment of dividends:
Institutional Class	922,038	922,038	798,429	798,429
Private Investment Class	15,296	15,296	16,415	16,415
Personal Investment Class	26,774	26,774	18,911	18,911
Cash Management Class	60,767	60,767	56,720	56,720
Reserve Class	7,169	7,169	8,788	8,788
Resource Class	8,488	8,488	15,472	15,472
Corporate Class	132,198	132,198	107,134	107,134

Reacquired:
Institutional Class	(16,397,516,049)	(16,397,516,049)	(16,128,571,532)	(16,128,571,532)
Private Investment Class	(1,964,749,865)	(1,964,749,865)	(1,976,726,764)	(1,976,726,764)
Personal Investment Class	(1,102,353,101)	(1,102,353,101)	(1,129,158,366)	(1,129,158,366)
Cash Management	(29,086,715,095)	(29,086,715,095)	(41,861,539,194)	(41,861,539,194)
Reserve Class	(260,973,022)	(260,973,022)	(171,789,981)	(171,789,981)
Resource Class	(379,091,264)	(379,091,264)	(761,525,651)	(761,525,651)
Corporate Class	(17,821,712,941)	(17,821,712,941)	(19,009,764,700)	(19,009,764,700)
Net increase (decrease) in share activity	(1,841,629,881)	$(1,841,629,881)	115,045,606	$115,045,606

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,416,050,435	$37,416,050,435	53,908,163,991	$53,908,163,991
Private Investment Class	2,115,905,376	2,115,905,376	1,364,107,784	1,364,107,784
Personal Investment Class	134,224,028	134,224,028	152,623,485	152,623,485
Cash Management Class	5,837,371,862	5,837,371,862	9,268,718,362	9,268,718,362
Reserve Class	699,303,942	699,303,942	782,967,584	782,967,584
Resource Class	1,554,415,700	1,554,415,700	1,221,553,304	1,221,553,304
Corporate Class	4,660,748,011	4,660,748,011	8,090,257,007	8,090,257,007

Issued as reinvestment of dividends:
Institutional Class	199,188	199,188	234,710	234,710
Private Investment Class	37,056	37,056	18,550	18,550
Personal Investment Class	6	6	47	47
Cash Management Class	33,044	33,044	58,768	58,768
Reserve Class	67,656	67,656	32,853	32,853
Resource Class	13,926	13,926	10,562	10,562
Corporate Class	55,261	55,261	102,366	102,366

Reacquired:
Institutional Class	(36,524,869,326)	(36,524,869,326)	(55,019,508,938)	(55,019,508,938)
Private Investment Class	(2,040,433,165)	(2,040,433,165)	(1,375,464,780)	(1,375,464,780)
Personal Investment Class	(138,205,283)	(138,205,283)	(160,174,869)	(160,174,869)
Cash Management	(6,084,411,102)	(6,084,411,102)	(9,433,916,009)	(9,433,916,009)
Reserve Class	(702,965,718)	(702,965,718)	(761,055,972)	(761,055,972)
Resource Class	(1,561,102,424)	(1,561,102,424)	(1,261,322,358)	(1,261,322,358)
Corporate Class	(4,689,445,732)	(4,689,445,732)	(8,266,081,383)	(8,266,081,383)
Net increase (decrease) in share activity	676,992,741	$676,992,741	(1,488,674,936)	$(1,488,674,936)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	368,612,267	$368,612,267	1,045,403,499	$1,045,403,499
Private Investment Class	71,398,479	71,398,479	142,692,873	142,692,873
Personal Investment Class	8,341,042	8,341,042	8,462,127	8,462,127
Cash Management Class	87,930,861	87,930,861	106,245,801	106,245,801
Reserve Class	14,172,451	14,172,451	973,205	973,205
Resource Class	17,934,744	17,934,744	169	169
Corporate Class	187,300,005	187,300,005	406,100,000	406,100,000

Issued as reinvestment of dividends:
Institutional Class	84,605	84,605	75,437	75,437
Private Investment Class	3,065	3,065	6,138	6,138
Cash Management Class	24,731	24,731	26,434	26,434
Reserve Class	1,197	1,197	420	420
Resource Class	3,214	3,214	1,707	1,707
Corporate Class	4,203	4,203	15,798	15,798

Reacquired:
Institutional Class	(390,844,344)	(390,844,344)	(1,662,325,743)	(1,662,325,743)
Private Investment Class	(80,997,448)	(80,997,448)	(147,154,616)	(147,154,616)
Personal Investment Class	(10,184,653)	(10,184,653)	(10,858,340)	(10,858,340)
Cash Management	(91,035,668)	(91,035,668)	(89,722,713)	(89,722,713)
Reserve Class	(9,002,488)	(9,002,488)	(1,565,362)	(1,565,362)
Resource Class	(19,274,260)	(19,274,260)	(1,484,562)	(1,484,562)
Corporate Class	(209,804,200)	(209,804,200)	(355,615,794)	(355,615,794)
Net increase (decrease) in share activity	(55,332,197)	$(55,332,197)	(558,723,522)	$(558,723,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,022,223,755	$1,022,223,755	1,155,647,434	$1,155,647,434
Private Investment Class	48,653,591	48,653,591	57,873,911	57,873,911
Personal Investment Class	5,529,842	5,529,842	4,026,135	4,026,135
Cash Management Class	85,609,129	85,609,129	116,900,434	116,900,434
Reserve Class	57,041,089	57,041,089	72,340,249	72,340,249
Resource Class	2,830,839	2,830,839	1,808,647	1,808,647
Corporate Class	—	—	66,264,000	66,264,000

Issued as reinvestment of dividends:
Institutional Class	35,799	35,799	33,173	33,173
Private Investment Class	13,990	13,990	15,789	15,789
Personal Investment Class	651	651	602	602
Cash Management Class	13,598	13,598	22,852	22,852
Reserve Class	13,480	13,480	13,494	13,494
Resource Class	2,430	2,430	3,561	3,561
Corporate Class	15,648	15,648	21,937	21,937

Reacquired:
Institutional Class	(1,090,280,786)	(1,090,280,786)	(1,147,824,209)	(1,147,824,209)
Private Investment Class	(52,475,383)	(52,475,383)	(76,060,289)	(76,060,289)
Personal Investment Class	(5,629,174)	(5,629,174)	(5,085,273)	(5,085,273)
Cash Management	(95,328,428)	(95,328,428)	(164,128,127)	(164,128,127)
Reserve Class	(62,919,733)	(62,919,733)	(77,519,228)	(77,519,228)
Resource Class	(3,822,709)	(3,822,709)	(4,591,909)	(4,591,909)
Corporate Class	(5,059,726)	(5,059,726)	(66,214,451)	(66,214,451)
Net increase (decrease) in share activity	(93,532,098)	$(93,532,098)	(66,451,268)	$(66,451,268)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$72,686	0.21	%(c)	0.37	%(c)	0.01	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	135,553	0.19		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	68,809	0.25		0.37		0.01
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	141,085	0.27		0.38		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	177,081	0.27		0.37		0.02
STIC Prime Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	19,710	0.07	(c)	0.39	(c)	0.10	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	32,039	0.06		0.39		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,011	0.12		0.39		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	54,461	0.15		0.40		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	29,213	0.23		0.39		0.01
Treasury Portfolio
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	324,480	0.06	(c)	0.37	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	373,928	0.04		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	328,396	0.09		0.38		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	276,388	0.08		0.38		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	293,547	0.12		0.38		0.02
Government & Agency Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	97,907	0.08	(c)	0.33	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	104,579	0.06		0.33		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	144,337	0.11		0.34		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	150,944	0.10		0.33		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	272,176	0.15		0.33		0.02
Government TaxAdvantage Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	2,372	0.00	(c)	0.53	(c)	0.08	(c)
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,708	0.02		0.49		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,191	0.06		0.40		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	11,920	0.07		0.42		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	17,085	0.11		0.46		0.02
Tax-Free Cash Reserve Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	4,526	0.03	(c)	0.51	(c)	0.04	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,516	0.04		0.50		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	8,295	0.10		0.50		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	28,357	0.13		0.50		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	24,602	0.27		0.49		0.02

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $121,904, $25,922, $342,994, $119,655, $3,741 and $5,529 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Resource Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Resource Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Resource Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2015

Houston, Texas

55                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/15)	Expenses Paid During Period[2,4]
Liquid Assets Portfolio	$1,000.00	$1,000.00	$1.16	$1,024.05	$1.17	0.23%
STIC Prime Portfolio	1,000.00	1,000.30	0.15	1,025.05	0.15	0.03
Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.00	1,025.56	0.00	0.00
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.00	1,025.26	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. The annualized expense ratios include an adjustment for an adviser expense reimbursement in excess of expenses for the period March 1, 2015 through August 31, 2015 of $59,037 and $33,867 for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively. The annualized expense ratios excluding this adjustment would have been (0.07)% and (0.01)% for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[3]	The actual expenses paid excluding the adjustments discussed above are $(0.35) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
[4]	The hypothetical expenses paid excluding the adjustments discussed above are $(0.36) and $(0.05) for Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

56                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Investment Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

57                         Short-Term Investments Trust

Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the performance of the Index for the one and five year periods and above the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

58                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The

Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale

59                         Short-Term Investments Trust

through contractual breakpoints, but each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether either Fund benefits from economies of scale through contractual breakpoints in such Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing any Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the each pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements.

60                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2015:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	43.56%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.21%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	14.72%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	32,718	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company; Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Chief Executive Officer, Invesco Canada Fund Inc (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association: and Chairman, Board of Governors, Western Golf Association;	144	Chairman of the Board of Trustees, Evans Scholars Foundation; and Chairman of the Board, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
		Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc..	N/A	N/A
Lisa O. Brinkley — 1959 Chief Compliance Officer	2004

Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A., Inc.); and Chief Compliance Officer, The Invesco Funds

Formerly: Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company.

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-4 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) to (d)

Fees Billed by PWC Related to the Registrant

PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2015	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2015 Pursuant to Waiver of Pre-Approval Requirement(1)	Fees Billed for Services Rendered to the Registrant for fiscal year end 2014	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2014 Pursuant to Waiver of Pre-Approval Requirement(1)
Audit Fees	$111,900	N/A	$108,600	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$27,600	0%	$24,770	0%
All Other Fees	$0	0%	$0	0%

Total Fees	$139,500	0%	$133,370	0%

(g) PWC billed the Registrant aggregate non-audit fees of $27,600 for the fiscal year ended 2015, and $24,770 for the fiscal year ended 2014, for non-audit services rendered to the Registrant.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	Tax fees for the fiscal year end 2015 includes fees billed for reviewing tax returns. Tax fees for the fiscal year end 2014 includes fees billed for reviewing tax returns.

Fees Billed by PWC Related to Invesco and Invesco Affiliates

PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2015 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2015 Pursuant to Waiver of Pre-Approval Requirement(1)	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2014 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2014 Pursuant to Waiver of Pre-Approval Requirement(1)
Audit-Related Fees	$574,000	0%	$574,000	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$2,600,000	0%	$0	0%

Total Fees(2)	$3,174,000	0%	$574,000	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco and Invesco Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	Audit-Related fees for the year end 2015 include fees billed related to reviewing controls at a service organization. Audit-Related fees for the year end 2014 include fees billed related to reviewing controls at a service organization.

(g) Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $7,224,954 for the fiscal year ended 2015, and $2,684,926 for the fiscal year ended 2014, for non-audit services rendered to Invesco and Invesco Affiliates.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

(f) Not applicable.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees of

the Invesco Funds (the “Funds”)

Last Amended May 4, 2010

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committees”) Board of Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees (“general pre-approval”) or require the specific pre-approval of the Audit Committees (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee generally on an annual basis. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

Delegation

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committees at the next quarterly meeting.

Audit Services

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committees will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committees’ general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committees will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committees will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committees’ pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

a.	The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committees.

All Other Auditor Services

The Audit Committees may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committees will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

Generally on an annual basis, Invesco Advisers, Inc. (“Invesco”) will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committees on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management of Invesco will immediately report to the chairman of the Audit Committees any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of Invesco.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	November 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	November 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 9, 2015

EXHIBIT INDEX

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.